UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Item 1. Reports to Stockholders.

TIAA-CREF Funds	November 30, 2020

TIAA-CREF
Lifecycle Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Lifecycle Retirement Income Fund	TLRIX	TLRHX	TPILX	TLIRX	TLRRX
Lifecycle 2010 Fund	TCTIX	TCLHX	TCTPX	TCLEX	—
Lifecycle 2015 Fund	TCNIX	TCNHX	TCFPX	TCLIX	—
Lifecycle 2020 Fund	TCWIX	TCWHX	TCWPX	TCLTX	—
Lifecycle 2025 Fund	TCYIX	TCQHX	TCQPX	TCLFX	—
Lifecycle 2030 Fund	TCRIX	TCHHX	TCHPX	TCLNX	—
Lifecycle 2035 Fund	TCIIX	TCYHX	TCYPX	TCLRX	—
Lifecycle 2040 Fund	TCOIX	TCZHX	TCZPX	TCLOX	—
Lifecycle 2045 Fund	TTFIX	TTFHX	TTFPX	TTFRX	—
Lifecycle 2050 Fund	TFTIX	TFTHX	TCLPX	TLFRX	—
Lifecycle 2055 Fund	TTRIX	TTRHX	TTRPX	TTRLX	—
Lifecycle 2060 Fund	TLXNX	TLXHX	TLXPX	TLXRX	—
Lifecycle 2065 Fund	TSFTX	TSFHX	TSFPX	TCFRX	—

Semiannual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Contents

Understanding this report	3	Portfolios of investments	42
Letter to investors	4	Financial statements (unaudited)
Information for investors	6	Statements of assets and liabilities	56
About the funds’ benchmarks	7	Statements of operations	60
Important information about expenses	9	Statements of changes in net assets	64
Investment results of the Lifecycle Funds	16	Financial highlights	74
Fund performance		Notes to financial statements	100
Lifecycle Retirement Income Fund	18	Approval of investment management agreement	123
Lifecycle 2010 Fund	20	Additional information about index providers	130
Lifecycle 2015 Fund	22	How to reach us	Inside back cover
Lifecycle 2020 Fund	24
Lifecycle 2025 Fund	26
Lifecycle 2030 Fund	28
Lifecycle 2035 Fund	30
Lifecycle 2040 Fund	32
Lifecycle 2045 Fund	34
Lifecycle 2050 Fund	36
Lifecycle 2055 Fund	38
Lifecycle 2060 Fund	40

Understanding this report

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended November 30, 2020. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying funds in which each fund had investments as of November 30, 2020.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	3

Letter to investors

Global financial markets produced positive results for the six months ended November 30, 2020, as the economic implications of the COVID-19 pandemic moderated. U.S. equities posted double-digit gains amid a sharp recovery in economic growth during the period. Foreign stocks also soared, with emerging markets faring better than both international developed markets and domestic equities. U.S. fixed-income securities advanced more modestly as U.S. Treasury yields rose across longer-term maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Funds by way of their investments in various asset classes through underlying funds.

•	All twelve TIAA-CREF Lifecycle Funds delivered strong gains for the period, and all outperformed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from 10.4% for the Lifecycle Retirement Income Fund to 21.6% for the Lifecycle 2060 Fund.
•	These results continued to support the solid performance of the TIAA-CREF Lifecycle Funds over longer periods of time.
•	On September 30, 2020, the TIAA-CREF Lifecycle 2065 Fund commenced operations.

U.S. and international equities recorded double-digit gains

U.S. equities advanced substantially for the six months as many businesses and restaurants resumed operations with the gradual easing of COVID-19 restrictions. The broad domestic stock market, as represented by the Russell 3000® Index, gained 22.6%. The U.S. economy contracted sharply in the second quarter of 2020 but expanded considerably during the third quarter. The Federal Reserve maintained the federal funds target rate at 0.00%–0.25%, after having reduced the key short-term interest-rate measure twice in March 2020.

International stocks surpassed their U.S. counterparts. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, returned 23.7% in U.S.-dollar terms. As in the United States, economies in the 19-nation euro area saw sharp contractions in the second quarter followed by strong recoveries in the third. Foreign central banks responded with supportive monetary actions.

U.S. investment-grade bonds advanced as interest rates remained at historically low levels. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 1.8% for the period.

4	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Turning the page to a new year

To say that 2020 was a challenging year would be a tremendous understatement. The COVID-19 pandemic caused dramatic lifestyle changes as people and governments struggled to cope with the crisis. For investors, the economic and market turmoil that accompanied the pandemic added yet another layer of concern. However, as swiftly as the markets fell in a cascade of worry, they rose again as conditions improved and optimism returned.

Since risk and uncertainty are ever-present factors in investing, we believe that adhering to a long-term financial plan and staying invested in a diversified portfolio that includes multiple asset classes are wise investment approaches. The TIAA-CREF Lifecycle Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

As we welcome 2021, we thank you again for trusting us to manage your investments through the TIAA-CREF Lifecycle Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Brad Finkle

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifecycle Funds begin on page 42 of this report. You can obtain complete lists of the holdings of the Lifecycle Funds and of the underlying TIAA-CREF Funds in which the Lifecycle Funds invest as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.

Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Lifecycle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

About the funds’ benchmarks

Composite benchmark

Each Lifecycle Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	7

About the funds’ benchmarks

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

8	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2020–November 30, 2020).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2020

Lifecycle Funds Institutional Class	Beginning account value (6/1/20)	Ending account value (11/30/20)	Expenses paid during period (6/1/20–11/30/20	* )	Effective expenses paid during period (6/1/20–11/30/20	† )
Retirement Income Fund actual return	$1,000.00	$1,105.79	$1.64		$1.85
5% annual hypothetical return	1,000.00	1,023.51	1.57		1.78
2010 Fund actual return	1,000.00	1,106.48	1.64		1.85
5% annual hypothetical return	1,000.00	1,023.51	1.57		1.78
2015 Fund actual return	1,000.00	1,116.42	1.70		1.96
5% annual hypothetical return	1,000.00	1,023.46	1.62		1.88
2020 Fund actual return	1,000.00	1,126.39	1.71		1.97
5% annual hypothetical return	1,000.00	1,023.46	1.62		1.88
2025 Fund actual return	1,000.00	1,143.43	1.77		2.10
5% annual hypothetical return	1,000.00	1,023.41	1.67		1.98
2030 Fund actual return	1,000.00	1,159.84	1.84		2.17
5% annual hypothetical return	1,000.00	1,023.36	1.72		2.03
2035 Fund actual return	1,000.00	1,177.76	1.86		2.24
5% annual hypothetical return	1,000.00	1,023.36	1.72		2.08
2040 Fund actual return	1,000.00	1,193.19	1.87		2.25
5% annual hypothetical return	1,000.00	1,023.36	1.72		2.08
2045 Fund actual return	1,000.00	1,210.35	1.94		2.38
5% annual hypothetical return	1,000.00	1,023.31	1.78		2.18
2050 Fund actual return	1,000.00	1,212.45	1.94		2.33
5% annual hypothetical return	1,000.00	1,023.31	1.78		2.13
2055 Fund actual return	1,000.00	1,214.96	1.94		2.39
5% annual hypothetical return	1,000.00	1,023.31	1.78		2.18
2060 Fund actual return	1,000.00	1,216.74	1.94		2.39
5% annual hypothetical return	1,000.00	1,023.31	1.78		2.18
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.31% for the Retirement Income Fund, 0.31% for the 2010 Fund, 0.32% for the 2015 Fund, 0.32% for the 2020 Fund, 0.33% for the 2025 Fund, 0.34% for the 2030 Fund, 0.34% for the 2035 Fund, 0.34% for the 2040 Fund, 0.35% for the 2045 Fund, 0.35% for the 2050 Fund, 0.35% for the 2055 Fund and 0.35% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses

10	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

(which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.35% for the Retirement Income Fund, 0.35% for the 2010 Fund, 0.37% for the 2015 Fund, 0.37% for the 2020 Fund, 0.39% for the 2025 Fund, 0.40% for the 2030 Fund, 0.41% for the 2035 Fund, 0.41% for the 2040 Fund, 0.43% for the 2045 Fund, 0.42% for the 2050 Fund, 0.43% for the 2055 Fund and 0.43% for the 2060 Fund.

Expense examples

Six months ended November 30, 2020

Lifecycle Funds Advisor Class	Beginning account value (6/1/20)	Ending account value (11/30/20)	Expenses paid during period (6/1/20–11/30/20	* )	Effective expenses paid during period (6/1/20–11/30/20	† )
Retirement Income Fund actual return	$1,000.00	$1,105.30	$2.01		$2.27
5% annual hypothetical return	1,000.00	1,023.16	1.93		2.18
2010 Fund actual return	1,000.00	1,106.19	1.85		2.06
5% annual hypothetical return	1,000.00	1,023.31	1.78		1.98
2015 Fund actual return	1,000.00	1,116.55	2.07		2.33
5% annual hypothetical return	1,000.00	1,023.11	1.98		2.23
2020 Fund actual return	1,000.00	1,126.39	1.87		2.13
5% annual hypothetical return	1,000.00	1,023.31	1.78		2.03
2025 Fund actual return	1,000.00	1,143.57	1.93		2.26
5% annual hypothetical return	1,000.00	1,023.26	1.83		2.13
2030 Fund actual return	1,000.00	1,159.84	2.17		2.49
5% annual hypothetical return	1,000.00	1,023.06	2.03		2.33
2035 Fund actual return	1,000.00	1,176.94	2.29		2.67
5% annual hypothetical return	1,000.00	1,022.96	2.13		2.48
2040 Fund actual return	1,000.00	1,193.39	2.20		2.58
5% annual hypothetical return	1,000.00	1,023.06	2.03		2.38
2045 Fund actual return	1,000.00	1,209.34	2.16		2.55
5% annual hypothetical return	1,000.00	1,023.11	1.98		2.33
2050 Fund actual return	1,000.00	1,213.46	1.94		2.39
5% annual hypothetical return	1,000.00	1,023.31	1.78		2.18
2055 Fund actual return	1,000.00	1,214.96	2.00		2.44
5% annual hypothetical return	1,000.00	1,023.26	1.83		2.23
2060 Fund actual return	1,000.00	1,216.74	2.06		2.50
5% annual hypothetical return	1,000.00	1,023.21	1.88		2.28

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	11

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.38% for the Retirement Income Fund, 0.35% for the 2010 Fund, 0.39% for the 2015 Fund, 0.35% for the 2020 Fund, 0.36% for the 2025 Fund, 0.40% for the 2030 Fund, 0.42% for the 2035 Fund, 0.40% for the 2040 Fund, 0.39% for the 2045 Fund, 0.35% for the 2050 Fund, 0.36% for the 2055 Fund and 0.37% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.43% for the Retirement Income Fund, 0.39% for the 2010 Fund, 0.44% for the 2015 Fund, 0.40% for the 2020 Fund, 0.42% for the 2025 Fund, 0.46% for the 2030 Fund, 0.49% for the 2035 Fund, 0.47% for the 2040 Fund, 0.46% for the 2045 Fund, 0.43% for the 2050 Fund, 0.44% for the 2055 Fund and 0.45% for the 2060 Fund.

12	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

Expense examples

Six months ended November 30, 2020

Lifecycle Funds Premier Class	Beginning account value (6/1/20)	Ending account value (11/30/20)	Expenses paid during period (6/1/20–11/30/20	* )	Effective expenses paid during period (6/1/20–11/30/20	† )
Retirement Income Fund actual return	$1,000.00	$1,105.05	$2.43		$2.64
5% annual hypothetical return	1,000.00	1,022.76	2.33		2.54
2010 Fund actual return	1,000.00	1,105.87	2.43		2.64
5% annual hypothetical return	1,000.00	1,022.76	2.33		2.54
2015 Fund actual return	1,000.00	1,115.99	2.49		2.76
5% annual hypothetical return	1,000.00	1,022.71	2.38		2.64
2020 Fund actual return	1,000.00	1,125.63	2.50		2.77
5% annual hypothetical return	1,000.00	1,022.71	2.38		2.64
2025 Fund actual return	1,000.00	1,142.14	2.58		2.90
5% annual hypothetical return	1,000.00	1,022.66	2.43		2.74
2030 Fund actual return	1,000.00	1,159.64	2.65		2.98
5% annual hypothetical return	1,000.00	1,022.61	2.48		2.79
2035 Fund actual return	1,000.00	1,176.29	2.67		3.06
5% annual hypothetical return	1,000.00	1,022.61	2.48		2.84
2040 Fund actual return	1,000.00	1,192.96	2.69		3.08
5% annual hypothetical return	1,000.00	1,022.61	2.48		2.84
2045 Fund actual return	1,000.00	1,208.72	2.77		3.21
5% annual hypothetical return	1,000.00	1,022.56	2.54		2.94
2050 Fund actual return	1,000.00	1,211.67	2.77		3.22
5% annual hypothetical return	1,000.00	1,022.56	2.54		2.94
2055 Fund actual return	1,000.00	1,214.29	2.78		3.22
5% annual hypothetical return	1,000.00	1,022.56	2.54		2.94
2060 Fund actual return	1,000.00	1,216.24	2.78		3.22
5% annual hypothetical return	1,000.00	1,022.56	2.54		2.94
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.46% for the Retirement Income Fund, 0.46% for the 2010 Fund, 0.47% for the 2015 Fund, 0.47% for the 2020 Fund, 0.48% for the 2025 Fund, 0.49% for the 2030 Fund, 0.49% for the 2035 Fund, 0.49% for the 2040 Fund, 0.50% for the 2045 Fund, 0.50% for the 2050 Fund, 0.50% for the 2055 Fund and 0.50% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	13

Important information about expenses

(which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.50% for the Retirement Income Fund, 0.50% for the 2010 Fund, 0.52% for the 2015 Fund, 0.52% for the 2020 Fund, 0.54% for the 2025 Fund, 0.55% for the 2030 Fund, 0.56% for the 2035 Fund, 0.56% for the 2040 Fund, 0.58% for the 2045 Fund, 0.58% for the 2050 Fund, 0.58% for the 2055 Fund and 0.58% for the 2060 Fund.

Expense examples

Six months ended November 30, 2020

Lifecycle Funds Retirement Class	Beginning account value (6/1/20)	Ending account value (11/30/20)	Expenses paid during period (6/1/20–11/30/20	* )	Effective expenses paid during period (6/1/20–11/30/20	† )
Retirement Income Fund actual return	$1,000.00	$1,103.85	$2.95		$3.16
5% annual hypothetical return	1,000.00	1,022.26	2.84		3.04
2010 Fund actual return	1,000.00	1,105.34	2.96		3.17
5% annual hypothetical return	1,000.00	1,022.26	2.84		3.04
2015 Fund actual return	1,000.00	1,115.42	3.02		3.29
5% annual hypothetical return	1,000.00	1,022.21	2.89		3.14
2020 Fund actual return	1,000.00	1,124.32	3.04		3.30
5% annual hypothetical return	1,000.00	1,022.21	2.89		3.14
2025 Fund actual return	1,000.00	1,141.55	3.11		3.44
5% annual hypothetical return	1,000.00	1,022.16	2.94		3.24
2030 Fund actual return	1,000.00	1,159.07	3.19		3.52
5% annual hypothetical return	1,000.00	1,022.11	2.99		3.29
2035 Fund actual return	1,000.00	1,175.62	3.22		3.60
5% annual hypothetical return	1,000.00	1,022.11	2.99		3.35
2040 Fund actual return	1,000.00	1,192.17	3.24		3.63
5% annual hypothetical return	1,000.00	1,022.11	2.99		3.35
2045 Fund actual return	1,000.00	1,207.74	3.32		3.76
5% annual hypothetical return	1,000.00	1,022.06	3.04		3.45
2050 Fund actual return	1,000.00	1,211.89	3.33		3.72
5% annual hypothetical return	1,000.00	1,022.06	3.04		3.40
2055 Fund actual return	1,000.00	1,213.71	3.33		3.77
5% annual hypothetical return	1,000.00	1,022.06	3.04		3.45
2060 Fund actual return	1,000.00	1,215.74	3.33		3.78
5% annual hypothetical return	1,000.00	1,022.06	3.04		3.45

14	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.56% for the Retirement Income Fund, 0.56% for the 2010 Fund, 0.57% for the 2015 Fund, 0.57% for the 2020 Fund, 0.58% for the 2025 Fund, 0.59% for the 2030 Fund, 0.59% for the 2035 Fund, 0.59% for the 2040 Fund, 0.60% for the 2045 Fund, 0.60% for the 2050 Fund, 0.60% for the 2055 Fund and 0.60% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.60% for the Retirement Income Fund, 0.60% for the 2010 Fund, 0.62% for the 2015 Fund, 0.62% for the 2020 Fund, 0.64% for the 2025 Fund, 0.65% for the 2030 Fund, 0.66% for the 2035 Fund, 0.66% for the 2040 Fund, 0.68% for the 2045 Fund, 0.67% for the 2050 Fund, 0.68% for the 2055 Fund and 0.68% for the 2060 Fund.

Expense examples

Six months ended November 30, 2020

Lifecycle Funds Retail Class	Beginning account value (6/1/20)	Ending account value (11/30/20)	Expenses paid during period (6/1/20–11/30/20	* )	Effective expenses paid during period (6/1/20–11/30/20	† )
Retirement Income Fund actual return	$1,000.00	$1,103.66	$2.95		$3.16
5% annual hypothetical return	1,000.00	1,022.26	2.84		3.04
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2020. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.56% for the Retirement Income Fund.
†	“Effective expenses paid during period” is based on the Fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.60% for the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	15

Investment results of the Lifecycle Funds

Performance for the six months ended November 30, 2020

All of the twelve TIAA-CREF Lifecycle Funds produced gains for the six-month period and outperformed their respective composite benchmarks. Returns for the Retirement Class ranged from 10.39% for the Lifecycle Retirement Income Fund to 21.57% for the Lifecycle 2060 Fund. The performance tables show returns for all share classes of the funds.

The margin of outperformance of the individual Lifecycle Funds, in relation to their respective composite benchmarks, ranged from 0.01 of a percentage point for the 2060 Fund to 0.43 of a percentage point for the 2010 Fund. (All results for the Lifecycle Funds are for the Retirement Class.)

Stocks and bonds advanced amid economic rebound

U.S. markets posted healthy gains for the period as the economic implications of the COVID-19 pandemic diminished. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 31.4% during the second quarter of 2020. GDP recovered dramatically during the third quarter, however, expanding at an annualized rate of 33.1%, according to the government’s “second” estimate. The unemployment rate, which began the period in double digits, eased over the six months to 6.7% in November. Core inflation, which includes all items except food and energy, rose to 1.6% over the twelve months ended November 30, 2020. Oil prices climbed higher over the period.

The Federal Reserve left the federal funds target rate unchanged throughout the period, maintaining the key short-term interest-rate measure at 0.00%—0.25%. Policymakers said they do not intend to raise the rate without ongoing signs of solid economic recovery.

Domestic and international equities generated strong gains for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, advanced 22.59%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, rose 23.69% in U.S.-dollar terms.

U.S. investment-grade bonds posted steady gains for the period. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 1.79%. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, returned 0.55%.

Equity funds posted highest returns

The Lifecycle Funds may invest in up to six sectors of the investment markets, including U.S. equity (stocks), international equity (foreign stocks),

16	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

fixed income, short-term fixed income, inflation-protected assets and direct real estate. The Lifecycle Funds do this by investing in various underlying funds that, in turn, buy stocks, fixed-income instruments and commercial real estate in these six market sectors. (Other than the Nuveen Dividend Value Fund, all funds mentioned below are TIAA-CREF Funds.)

For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were supported by strong gains in the domestic and international stock sectors as well as solid returns among fixed-income investments. Within the U.S. equity category, the Quant Small-Cap Equity Fund, the Quant Small/Mid-Cap Equity Fund and the Large-Cap Growth Fund performed best. The Emerging Markets Equity Fund was the leading performer among foreign stock funds, while the International Opportunities Fund and International Equity Fund also recorded impressive gains. Among fixed-income funds, the Emerging Markets Debt Fund and the High-Yield Fund advanced most. The Core Bond Fund and Core Plus Bond Fund recorded positive returns.

Foreign equity and fixed-income funds aided relative performance

All of the Lifecycle Funds outperformed their composite benchmarks, primarily due to the performance of underlying funds investing in international stocks and fixed-income securities. Among foreign equity funds, the International Opportunities Fund was the largest contributor to relative performance, followed by the International Equity Fund. Their impact was offset in part by the relative underperformance of the Quant International Equity Fund and the Quant International Small-Cap Equity Fund.

Among fixed-income funds, the Core Bond Fund and the Core Plus Bond Fund boosted relative performance most. Within the domestic equity category, the Growth & Income Fund had the strongest performance relative to its benchmark, but that impact was offset in part by the Nuveen Dividend Value Fund, which trailed its benchmark.

The Lifecycle Funds with larger stock allocations posted greater gains for the six-month period. For example, the 2045, 2050, 2055 and 2060 Funds, each of which seeks to invest at least 90% of its assets in equities, produced returns in excess of 20%. By comparison, the Retirement Income Fund, which invests about 35% of its assets in stocks, posted the smallest gain for the period. (Performance of the Lifecycle Funds’ underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	17

Lifecycle Retirement Income Fund

Performance as of November 30, 2020

Lifecycle Retirement Income Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	10.58%	10.28%	7.15%		6.79%		0.54%	0.37%
Advisor Class	12/4/15	10.53	10.09	7.09	†	6.63	†	0.63	0.47
Premier Class	9/30/09	10.51	10.02	6.99		6.62		0.69	0.52
Retirement Class	11/30/07	10.39	9.94	6.86		6.52		0.78	0.62
Retail Class	11/30/07	10.37	9.92	6.87		6.53		0.81	0.62
Lifecycle Retirement Income Fund Composite Index‡	—	10.14	11.29	7.37		6.80		—	—
Broad market index
S&P Target Date Retirement Income Index	—	7.46	8.36	5.97		5.52		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

18	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	26.08	24.50
International equity	11.21	10.50
Fixed income
Fixed income	39.16	40.00
Short-term fixed income	9.74	10.00
Inflation-protected assets	9.78	10.00
Direct real estate	3.84	5.00
Other assets & liabilities, net	0.19	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	19

Lifecycle 2010 Fund

Performance as of November 30, 2020

Lifecycle 2010 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	10.65%	10.29%	7.33%		7.19%		0.52%	0.37%
Advisor Class	12/4/15	10.62	10.34	7.34	†	7.06	†	0.61	0.45
Premier Class	9/30/09	10.59	10.10	7.15		7.02		0.67	0.52
Retirement Class	10/15/04	10.53	10.03	7.05		6.92		0.77	0.62
Lifecycle 2010 Fund Composite Index‡	—	10.10	11.21	7.53		7.22		—	—
Broad market index
S&P Target Date 2010 Index	—	8.88	9.29	6.57		6.26		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle 2010 Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 27.7% Russell 3000® Index; 11.9% MSCI All Country World Index ex USA Investable Market Index; 10.4% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

20	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	25.91	24.15
International equity	11.11	10.35
Fixed income
Fixed income	39.18	40.00
Short-term fixed income	10.11	11.00
Inflation-protected assets	9.79	10.00
Direct real estate	3.71	4.50
Other assets & liabilities, net	0.19	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	21

Lifecycle 2015 Fund

Performance as of November 30, 2020

Lifecycle 2015 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	11.64%	10.96%	7.74%		7.65%		0.52%	0.38%
Advisor Class	12/4/15	11.65	10.82	7.68	†	7.49	†	0.60	0.46
Premier Class	9/30/09	11.60	10.69	7.56		7.48		0.68	0.53
Retirement Class	10/15/04	11.54	10.63	7.46		7.38		0.77	0.63
Lifecycle 2015 Fund Composite Index‡	—	11.14	11.75	7.98		7.73		—	—
Broad market index
S&P Target Date 2015 Index	—	9.90	9.50	7.05		6.94		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle 2015 Fund Composite Index consisted of: 39.1% Bloomberg Barclays U.S. Aggregate Bond Index; 31.2% Russell 3000® Index; 13.3% MSCI All Country World Index ex USA Investable Market Index; 8.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 8.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

22	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	29.33	27.30
International equity	12.56	11.70
Fixed income
Fixed income	38.21	39.20
Short-term fixed income	7.93	8.40
Inflation-protected assets	7.96	8.40
Direct real estate	3.84	5.00
Other assets & liabilities, net	0.17	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	23

Lifecycle 2020 Fund

Performance as of November 30, 2020

Lifecycle 2020 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	12.64%	11.41%	8.19%		8.21%		0.53%	0.39%
Advisor Class	12/4/15	12.64	11.40	8.17	†	8.05	†	0.61	0.47
Premier Class	9/30/09	12.56	11.33	8.04		8.04		0.68	0.54
Retirement Class	10/15/04	12.43	11.11	7.92		7.93		0.78	0.64
Lifecycle 2020 Fund Composite Index‡	—	12.17	12.24	8.52		8.34		—	—
Broad market index
S&P Target Date 2020 Index	—	10.58	9.49	7.48		7.52		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle 2020 Fund Composite Index consisted of: 38.1% Bloomberg Barclays U.S. Aggregate Bond Index; 34.7% Russell 3000® Index; 14.8% MSCI All Country World Index ex USA Investable Market Index; 6.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 6.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

24	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

Asset allocation

	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	32.81	30.80
International equity	14.05	13.20
Fixed income
Fixed income	37.13	38.20
Short-term fixed income	5.97	6.40
Inflation-protected assets	5.99	6.40
Direct real estate	3.84	5.00
Other assets & liabilities, net	0.21	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	25

Lifecycle 2025 Fund

Performance as of November 30, 2020

Lifecycle 2025 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	14.34%	12.44%	8.80%		8.82%		0.55%	0.41%
Advisor Class	12/4/15	14.36	12.30	8.76	†	8.66	†	0.63	0.49
Premier Class	9/30/09	14.21	12.18	8.63		8.66		0.70	0.56
Retirement Class	10/15/04	14.16	12.09	8.53		8.55		0.80	0.66
Lifecycle 2025 Fund Composite Index‡	—	13.83	12.99	9.18		9.02		—	—
Broad market index
S&P Target Date 2025 Index	—	12.68	10.27	8.13		8.13		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle 2025 Fund Composite Index consisted of: 40.1% Russell 3000® Index; 34.3% Bloomberg Barclays U.S. Aggregate Bond Index; 17.2% MSCI All Country World Index ex USA Investable Market Index; 4.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 4.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

26	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	38.70	36.54
International equity	16.58	15.66
Fixed income
Fixed income	32.66	34.00
Short-term fixed income	4.02	4.40
Inflation-protected assets	4.03	4.40
Direct real estate	3.84	5.00
Other assets & liabilities, net	0.17	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	27

Lifecycle 2030 Fund

Performance as of November 30, 2020

Lifecycle 2030 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	15.98%	13.20%	9.37%		9.39%		0.56%	0.42%
Advisor Class	12/4/15	15.98	13.15	9.33	†	9.24	†	0.64	0.50
Premier Class	9/30/09	15.96	13.15	9.22		9.24		0.71	0.57
Retirement Class	10/15/04	15.91	12.95	9.11		9.13		0.81	0.67
Lifecycle 2030 Fund Composite Index‡	—	15.52	13.72	9.83		9.68		—	—
Broad market index
S&P Target Date 2030 Index	—	14.65	10.82	8.69		8.66		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle 2030 Fund Composite Index consisted of: 45.7% Russell 3000® Index; 30.3% Bloomberg Barclays U.S. Aggregate Bond Index; 19.6% MSCI All Country World Index ex USA Investable Market Index; 2.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 2.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

28	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2030 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	44.76	42.84
International equity	19.18	18.36
Fixed income
Fixed income	27.91	29.00
Short-term fixed income	2.08	2.40
Inflation-protected assets	2.08	2.40
Direct real estate	3.84	5.00
Other assets & liabilities, net	0.15	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	29

Lifecycle 2035 Fund

Performance as of November 30, 2020

Lifecycle 2035 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	17.78%	14.08%	9.94%		9.93%		0.58%	0.43%
Advisor Class	12/4/15	17.69	13.95	9.88	†	9.76	†	0.66	0.51
Premier Class	9/30/09	17.63	13.91	9.76		9.76		0.73	0.58
Retirement Class	10/15/04	17.56	13.75	9.66		9.65		0.83	0.68
Lifecycle 2035 Fund Composite Index‡	–	17.22	14.40	10.45		10.29		–	–
Broad market index
S&P Target Date 2035 Index	–	16.85	11.49	9.24		9.15		–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle 2035 Fund Composite Index consisted of: 51.3% Russell 3000® Index; 26.3% Bloomberg Barclays U.S. Aggregate Bond Index; 22.0% MSCI All Country World Index ex USA Investable Market Index; 0.2% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 0.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

30	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	50.74	49.14
International equity	21.77	21.06
Fixed income
Fixed income	23.17	24.00
Short-term fixed income	0.15	0.40
Inflation-protected assets	0.15	0.40
Direct real estate	3.84	5.00
Other assets & liabilities, net	0.18	–
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	31

Lifecycle 2040 Fund

Performance as of November 30, 2020

Lifecycle 2040 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	19.32%	14.85%	10.41%		10.32%		0.60%	0.44%
Advisor Class	12/4/15	19.34	14.81	10.38	†	10.15	†	0.68	0.52
Premier Class	9/30/09	19.30	14.68	10.25		10.15		0.75	0.59
Retirement Class	10/15/04	19.22	14.61	10.15		10.04		0.85	0.69
Lifecycle 2040 Fund Composite Index‡	–	18.95	14.97	11.01		10.73		–	–
Broad market index
S&P Target Date 2040 Index	–	18.32	11.92	9.62		9.49		–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle 2040 Fund Composite Index consisted of: 56.9% Russell 3000® Index; 24.4% MSCI All Country World Index ex USA Investable Market Index; and 18.7% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

32	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2040 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	56.75	55.44
International equity	24.35	23.76
Fixed income	14.89	15.80
Direct real estate	3.85	5.00
Other assets & liabilities, net	0.16	–
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	33

Lifecycle 2045 Fund

Performance as of November 30, 2020

Lifecycle 2045 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	21.04%	15.69%	10.77%		10.48%		0.61%	0.45%
Advisor Class	12/4/15	20.93	15.66	10.74	†	10.33	†	0.69	0.53
Premier Class	9/30/09	20.87	15.54	10.60		10.31		0.76	0.60
Retirement Class	11/30/07	20.77	15.40	10.49		10.20		0.86	0.70
Lifecycle 2045 Fund Composite Index‡	–	20.69	15.59	11.39		10.92		–	–
Broad market index
S&P Target Date 2045 Index	–	19.22	12.14	9.84		9.71		–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle 2045 Fund Composite Index consisted of: 62.5% Russell 3000® Index; 26.8% MSCI All Country World Index ex USA Investable Market Index; and 10.7% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

34	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	62.66	61.74
International equity	26.90	26.46
Fixed income	6.43	6.80
Direct real estate	3.85	5.00
Other assets & liabilities, net	0.16	–
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	35

Lifecycle 2050 Fund

Performance as of November 30, 2020

Lifecycle 2050 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	21.24%	15.88%	10.88%		10.54%		0.62%	0.45%
Advisor Class	12/4/15	21.35	15.86	10.85	†	10.39	†	0.70	0.53
Premier Class	9/30/09	21.17	15.71	10.71		10.37		0.77	0.60
Retirement Class	11/30/07	21.19	15.59	10.60		10.26		0.87	0.70
Lifecycle 2050 Fund Composite Index‡	–	21.01	15.72	11.51		10.98		–	–
Broad market index
S&P Target Date 2050 Index	–	19.64	12.29	10.00		9.89		–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle 2050 Fund Composite Index consisted of: 63.8% Russell 3000® Index; 27.3% MSCI All Country World Index ex USA Investable Market Index; and 8.9% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

36	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2050 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	63.86	63.70
International equity	27.41	27.30
Fixed income	4.68	4.00
Direct real estate	3.85	5.00
Other assets & liabilities, net	0.20	–
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	37

Lifecycle 2055 Fund

Performance as of November 30, 2020

Lifecycle 2055 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	4/29/11	21.50%	15.93%	10.96%		9.41%		0.64%	0.45%
Advisor Class	12/4/15	21.50	15.92	10.94	†	9.28	†	0.72	0.53
Premier Class	4/29/11	21.43	15.76	10.79		9.25		0.79	0.60
Retirement Class	4/29/11	21.37	15.61	10.69		9.14		0.89	0.70
Lifecycle 2055 Fund Composite Index‡	–	21.28	15.79	11.62		9.85§		–	–
Broad market index
S&P Target Date 2055 Index	–	19.89	12.27	10.09		8.83§		–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle 2055 Fund Composite Index consisted of: 64.7% Russell 3000® Index; 27.7% MSCI All Country World Index ex USA Investable Market Index; and 7.6% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

38	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	64.75	64.58
International equity	27.78	27.67
Fixed income	3.51	2.75
Direct real estate	3.84	5.00
Other assets & liabilities, net	0.12	–
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	39

Lifecycle 2060 Fund

Performance as of November 30, 2020

Lifecycle 2060 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	9/26/14	21.67%	16.04%	11.05%		9.52%		0.72%	0.45%
Advisor Class	12/4/15	21.67	16.04	11.03	†	9.46	†	0.80	0.53
Premier Class	9/26/14	21.62	15.94	10.89		9.37		0.87	0.60
Retirement Class	9/26/14	21.57	15.79	10.78		9.26		0.97	0.70
Lifecycle 2060 Fund Composite Index‡	–	21.56	15.87	11.73		9.84§		–	–
Broad market index
S&P Target Date 2060+ Index	–	19.90	12.42	10.23		8.71§		–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and certain waivers will continue through at least September 30, 2021, and certain other waivers will remain in effect through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle 2060 Fund Composite Index consisted of: 65.5% Russell 3000® Index; 28.1% MSCI All Country World Index ex USA Investable Market Index; and 6.4% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

40	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2060 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	65.42	65.45
International equity	28.09	28.05
Fixed income	2.31	1.50
Direct real estate	3.82	5.00
Other assets & liabilities, net	0.36	–
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	41

Portfolio of investments (unaudited)

Lifecycle Retirement Income Fund  ■  November 30, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—3.8%
2,068,396	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/03/20; cost $21,889,186)		$22,173,202	3.8%
		TOTAL DIRECT REAL ESTATE		22,173,202	3.8
FIXED INCOME—39.2%
10,364,587		TIAA-CREF Core Bond Fund		115,876,082	20.1
6,581,669		TIAA-CREF Core Plus Bond Fund		73,648,879	12.8
1,199,881		TIAA-CREF Emerging Markets Debt Fund		12,166,790	2.1
1,341,552		TIAA-CREF High-Yield Fund		12,717,910	2.2
1,131,861		TIAA-CREF International Bond Fund		11,793,989	2.0
		TOTAL FIXED INCOME		226,203,650	39.2
INFLATION-PROTECTED ASSETS—9.8%
4,619,124		TIAA-CREF Inflation-Linked Bond Fund		56,538,084	9.8
		TOTAL INFLATION-PROTECTED ASSETS		56,538,084	9.8
INTERNATIONAL EQUITY—11.2%
215,514		Nuveen International Growth Fund		11,622,689	2.0
661,430		TIAA-CREF Emerging Markets Equity Fund		9,233,568	1.6
1,463,810		TIAA-CREF International Equity Fund		18,385,449	3.2
796,144		TIAA-CREF International Opportunities Fund		14,211,164	2.4
375,549		TIAA-CREF Quant International Equity Fund		2,831,639	0.5
815,033		TIAA-CREF Quant International Small-Cap Equity Fund		8,508,943	1.5
		TOTAL INTERNATIONAL EQUITY		64,793,452	11.2
SHORT-TERM FIXED INCOME—9.7%
5,356,167		TIAA-CREF Short-Term Bond Fund		56,293,320	9.7
		TOTAL SHORT-TERM FIXED INCOME		56,293,320	9.7
U.S. EQUITY—26.1%
1,582,481		Nuveen Dividend Value Fund		20,920,394	3.6
371,798		Nuveen Santa Barbara Dividend Growth Fund		17,615,810	3.1
1,379,048		TIAA-CREF Growth & Income Fund		23,292,122	4.0
834,083		TIAA-CREF Large-Cap Growth Fund		25,122,571	4.3
415,767		TIAA-CREF Large-Cap Growth Index Fund		20,015,034	3.5
1,285,291		TIAA-CREF Large-Cap Value Fund		23,726,465	4.1
235,138		TIAA-CREF Quant Large-Cap Growth Fund		4,517,002	0.8
226,759		TIAA-CREF Quant Large-Cap Value Fund		2,133,804	0.4
371,185		TIAA-CREF Quant Small-Cap Equity Fund		6,324,985	1.1
525,879		TIAA-CREF Quant Small/Mid-Cap Equity Fund		7,036,265	1.2
		TOTAL U.S. EQUITY		150,704,452	26.1
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $500,835,935)	576,706,160	99.8

		TOTAL PORTFOLIO	(Cost $500,835,935)	576,706,160	99.8
		OTHER ASSETS & LIABILITIES, NET		1,100,853	0.2
		NET ASSETS		$577,807,013	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/20, the total value of this security amounted to $22,173,202 or 3.8% of net assets.

42	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2010 Fund  ■  November 30, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—3.7%
4,230,579	[b]	TIAA-CREF Real Property Fund LP (purchased 7/01/16–10/28/20; cost $44,319,840)		$45,351,803	3.7%
		TOTAL DIRECT REAL ESTATE		45,351,803	3.7
FIXED INCOME—39.2%
21,927,575		TIAA-CREF Core Bond Fund		245,150,291	20.1
13,931,327		TIAA-CREF Core Plus Bond Fund		155,891,552	12.8
2,545,207		TIAA-CREF Emerging Markets Debt Fund		25,808,401	2.1
2,842,919		TIAA-CREF High-Yield Fund		26,950,870	2.2
2,394,020		TIAA-CREF International Bond Fund		24,945,686	2.0
		TOTAL FIXED INCOME		478,746,800	39.2
INFLATION-PROTECTED ASSETS—9.8%
9,770,672		TIAA-CREF Inflation-Linked Bond Fund		119,593,025	9.8
		TOTAL INFLATION-PROTECTED ASSETS		119,593,025	9.8
INTERNATIONAL EQUITY—11.1%
452,689		Nuveen International Growth Fund		24,413,544	2.0
1,389,347		TIAA-CREF Emerging Markets Equity Fund		19,395,278	1.6
3,074,763		TIAA-CREF International Equity Fund		38,619,023	3.2
1,663,063		TIAA-CREF International Opportunities Fund		29,685,670	2.4
788,596		TIAA-CREF Quant International Equity Fund		5,946,015	0.5
1,696,222		TIAA-CREF Quant International Small-Cap Equity Fund		17,708,561	1.4
		TOTAL INTERNATIONAL EQUITY		135,768,091	11.1
SHORT-TERM FIXED INCOME—10.1%
11,757,427		TIAA-CREF Short-Term Bond Fund		123,570,553	10.1
		TOTAL SHORT-TERM FIXED INCOME		123,570,553	10.1
U.S. EQUITY—25.9%
3,324,981		Nuveen Dividend Value Fund		43,956,245	3.6
780,956		Nuveen Santa Barbara Dividend Growth Fund		37,001,707	3.0
2,896,753		TIAA-CREF Growth & Income Fund		48,926,156	4.0
1,752,386		TIAA-CREF Large-Cap Growth Fund		52,781,853	4.3
873,537		TIAA-CREF Large-Cap Growth Index Fund		42,052,073	3.4
2,699,414		TIAA-CREF Large-Cap Value Fund		49,831,189	4.1
493,750		TIAA-CREF Quant Large-Cap Growth Fund		9,484,938	0.8
476,164		TIAA-CREF Quant Large-Cap Value Fund		4,480,704	0.4
779,675		TIAA-CREF Quant Small-Cap Equity Fund		13,285,667	1.1
1,104,146		TIAA-CREF Quant Small/Mid-Cap Equity Fund		14,773,478	1.2
		TOTAL U.S. EQUITY		316,574,010	25.9
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,024,205,600)	1,219,604,282	99.8

		TOTAL PORTFOLIO	(Cost $1,024,205,600)	1,219,604,282	99.8
		OTHER ASSETS & LIABILITIES, NET		2,284,622	0.2
		NET ASSETS		$1,221,888,904	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/20, the total value of this security amounted to $45,351,803 or 3.7% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	43

Portfolio of investments (unaudited)

Lifecycle 2015 Fund  ■  November 30, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—3.8%
6,375,179	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16–11/03/20; cost $67,289,607)		$68,341,920	3.8%
		TOTAL DIRECT REAL ESTATE		68,341,920	3.8
FIXED INCOME—38.2%
31,108,633		TIAA-CREF Core Bond Fund		347,794,519	19.5
19,767,087		TIAA-CREF Core Plus Bond Fund		221,193,707	12.4
3,651,160		TIAA-CREF Emerging Markets Debt Fund		37,022,758	2.1
4,060,224		TIAA-CREF High-Yield Fund		38,490,924	2.2
3,399,400		TIAA-CREF International Bond Fund		35,421,745	2.0
		TOTAL FIXED INCOME		679,923,653	38.2
INFLATION-PROTECTED ASSETS—8.0%
11,576,635		TIAA-CREF Inflation-Linked Bond Fund		141,698,010	8.0
		TOTAL INFLATION-PROTECTED ASSETS		141,698,010	8.0
INTERNATIONAL EQUITY—12.6%
746,475		Nuveen International Growth Fund		40,257,412	2.3
2,289,723		TIAA-CREF Emerging Markets Equity Fund		31,964,529	1.8
5,070,719		TIAA-CREF International Equity Fund		63,688,227	3.6
2,729,478		TIAA-CREF International Opportunities Fund		48,721,187	2.7
1,299,976		TIAA-CREF Quant International Equity Fund		9,801,822	0.6
2,793,855		TIAA-CREF Quant International Small-Cap Equity Fund		29,167,841	1.6
		TOTAL INTERNATIONAL EQUITY		223,601,018	12.6
SHORT-TERM FIXED INCOME—7.9%
13,424,986		TIAA-CREF Short-Term Bond Fund		141,096,608	7.9
		TOTAL SHORT-TERM FIXED INCOME		141,096,608	7.9
U.S. EQUITY—29.3%
5,486,442		Nuveen Dividend Value Fund		72,530,761	4.1
1,287,764		Nuveen Santa Barbara Dividend Growth Fund		61,014,282	3.4
4,776,113		TIAA-CREF Growth & Income Fund		80,668,541	4.5
2,890,772		TIAA-CREF Large-Cap Growth Fund		87,070,048	4.9
1,440,428		TIAA-CREF Large-Cap Growth Index Fund		69,342,195	3.9
4,451,945		TIAA-CREF Large-Cap Value Fund		82,182,899	4.6
814,092		TIAA-CREF Quant Large-Cap Growth Fund		15,638,708	0.9
784,810		TIAA-CREF Quant Large-Cap Value Fund		7,385,064	0.4
1,285,518		TIAA-CREF Quant Small-Cap Equity Fund		21,905,219	1.2
1,822,166		TIAA-CREF Quant Small/Mid-Cap Equity Fund		24,380,578	1.4
		TOTAL U.S. EQUITY		522,118,295	29.3
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,575,852,713)	1,776,779,504	99.8
		TOTAL PORTFOLIO	(Cost $1,575,852,713)	1,776,779,504	99.8
		OTHER ASSETS & LIABILITIES, NET		3,095,326	0.2
		NET ASSETS		$1,779,874,830	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/20, the total value of this security amounted to $68,341,920 or 3.8% of net assets.

44	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2020 Fund  ■  November 30, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—3.8%
13,835,300	[b]	TIAA-CREF Real Property Fund LP (purchased 11/28/16–11/03/20; cost $146,468,756)		$148,314,421	3.8%
		TOTAL DIRECT REAL ESTATE		148,314,421	3.8
FIXED INCOME—37.1%
65,583,388		TIAA-CREF Core Bond Fund		733,222,275	19.0
41,755,384		TIAA-CREF Core Plus Bond Fund		467,242,750	12.1
7,735,576		TIAA-CREF Emerging Markets Debt Fund		78,438,741	2.0
8,602,336		TIAA-CREF High-Yield Fund		81,550,142	2.1
7,171,985		TIAA-CREF International Bond Fund		74,732,083	1.9
		TOTAL FIXED INCOME		1,435,185,991	37.1
INFLATION-PROTECTED ASSETS—6.0%
18,916,767		TIAA-CREF Inflation-Linked Bond Fund		231,541,227	6.0
		TOTAL INFLATION-PROTECTED ASSETS		231,541,227	6.0
INTERNATIONAL EQUITY—14.1%
1,813,129		Nuveen International Growth Fund		97,782,046	2.5
5,558,722		TIAA-CREF Emerging Markets Equity Fund		77,599,756	2.0
12,317,235		TIAA-CREF International Equity Fund		154,704,472	4.0
6,623,998		TIAA-CREF International Opportunities Fund		118,238,364	3.1
3,153,091		TIAA-CREF Quant International Equity Fund		23,774,308	0.6
6,781,187		TIAA-CREF Quant International Small-Cap Equity Fund		70,795,594	1.9
		TOTAL INTERNATIONAL EQUITY		542,894,540	14.1
SHORT-TERM FIXED INCOME—6.0%
21,936,203		TIAA-CREF Short-Term Bond Fund		230,549,498	6.0
		TOTAL SHORT-TERM FIXED INCOME		230,549,498	6.0
U.S. EQUITY—32.8%
13,318,115		Nuveen Dividend Value Fund		176,065,480	4.5
3,127,867		Nuveen Santa Barbara Dividend Growth Fund		148,198,319	3.8
11,598,344		TIAA-CREF Growth & Income Fund		195,896,023	5.1
7,015,466		TIAA-CREF Large-Cap Growth Fund		211,305,825	5.5
3,497,890		TIAA-CREF Large-Cap Growth Index Fund		168,388,441	4.3
10,808,378		TIAA-CREF Large-Cap Value Fund		199,522,652	5.2
1,974,887		TIAA-CREF Quant Large-Cap Growth Fund		37,937,573	1.0
1,903,312		TIAA-CREF Quant Large-Cap Value Fund		17,910,165	0.5
3,122,140		TIAA-CREF Quant Small-Cap Equity Fund		53,201,261	1.4
4,424,128		TIAA-CREF Quant Small/Mid-Cap Equity Fund		59,194,837	1.5
		TOTAL U.S. EQUITY		1,267,620,576	32.8
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,385,865,949)	3,856,106,253	99.8

		TOTAL PORTFOLIO	(Cost $3,385,865,949)	3,856,106,253	99.8
		OTHER ASSETS & LIABILITIES, NET		7,932,785	0.2
		NET ASSETS		$3,864,039,038	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/20, the total value of this security amounted to $148,314,421 or 3.8% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	45

Portfolio of investments (unaudited)

Lifecycle 2025 Fund  ■  November 30, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—3.8%
18,179,229	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/03/20; cost $193,338,346)		$194,881,340	3.8%
		TOTAL DIRECT REAL ESTATE		194,881,340	3.8
FIXED INCOME—32.7%
75,456,766		TIAA-CREF Core Bond Fund		843,606,643	16.6
48,264,702		TIAA-CREF Core Plus Bond Fund		540,082,020	10.7
9,071,549		TIAA-CREF Emerging Markets Debt Fund		91,985,512	1.8
10,082,465		TIAA-CREF High-Yield Fund		95,581,771	1.9
8,281,337		TIAA-CREF International Bond Fund		86,291,533	1.7
		TOTAL FIXED INCOME		1,657,547,479	32.7
INFLATION-PROTECTED ASSETS—4.0%
16,727,350		TIAA-CREF Inflation-Linked Bond Fund		204,742,760	4.0
		TOTAL INFLATION-PROTECTED ASSETS		204,742,760	4.0
INTERNATIONAL EQUITY—16.6%
2,809,310		Nuveen International Growth Fund		151,506,109	3.0
8,607,269		TIAA-CREF Emerging Markets Equity Fund		120,157,480	2.4
19,086,323		TIAA-CREF International Equity Fund		239,724,215	4.7
10,257,410		TIAA-CREF International Opportunities Fund		183,094,770	3.6
4,880,371		TIAA-CREF Quant International Equity Fund		36,797,999	0.7
10,533,712		TIAA-CREF Quant International Small-Cap Equity Fund		109,971,950	2.2
		TOTAL INTERNATIONAL EQUITY		841,252,523	16.6
SHORT-TERM FIXED INCOME—4.0%
19,390,071		TIAA-CREF Short-Term Bond Fund		203,789,651	4.0
		TOTAL SHORT-TERM FIXED INCOME		203,789,651	4.0
U.S. EQUITY—38.7%
20,639,889		Nuveen Dividend Value Fund		272,859,334	5.4
4,846,399		Nuveen Santa Barbara Dividend Growth Fund		229,622,382	4.5
17,967,196		TIAA-CREF Growth & Income Fund		303,465,942	6.0
10,867,593		TIAA-CREF Large-Cap Growth Fund		327,331,911	6.5
5,420,125		TIAA-CREF Large-Cap Growth Index Fund		260,924,801	5.1
16,742,800		TIAA-CREF Large-Cap Value Fund		309,072,082	6.1
3,055,598		TIAA-CREF Quant Large-Cap Growth Fund		58,698,033	1.2
2,945,479		TIAA-CREF Quant Large-Cap Value Fund		27,716,956	0.5
4,836,990		TIAA-CREF Quant Small-Cap Equity Fund		82,422,317	1.6
6,856,537		TIAA-CREF Quant Small/Mid-Cap Equity Fund		91,740,463	1.8
		TOTAL U.S. EQUITY		1,963,854,221	38.7
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,389,546,809)	5,066,067,974	99.8

		TOTAL PORTFOLIO	(Cost $4,389,546,809)	5,066,067,974	99.8
		OTHER ASSETS & LIABILITIES, NET		8,586,478	0.2
		NET ASSETS		$5,074,654,452	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/20, the total value of this security amounted to $194,881,340 or 3.8% of net assets.

46	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2030 Fund  ■  November 30, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—3.8%
18,893,446	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/03/20; cost $201,512,762)		$202,537,743	3.8%
		TOTAL DIRECT REAL ESTATE		202,537,743	3.8
FIXED INCOME—27.9%
66,627,101		TIAA-CREF Core Bond Fund		744,890,986	14.1
42,831,128		TIAA-CREF Core Plus Bond Fund		479,280,326	9.1
8,240,900		TIAA-CREF Emerging Markets Debt Fund		83,562,724	1.6
9,148,859		TIAA-CREF High-Yield Fund		86,731,186	1.6
7,350,697		TIAA-CREF International Bond Fund		76,594,260	1.5
		TOTAL FIXED INCOME		1,471,059,482	27.9
INFLATION-PROTECTED ASSETS—2.1%
8,976,691		TIAA-CREF Inflation-Linked Bond Fund		109,874,697	2.1
		TOTAL INFLATION-PROTECTED ASSETS		109,874,697	2.1
INTERNATIONAL EQUITY—19.2%
3,374,026		Nuveen International Growth Fund		181,961,216	3.5
10,332,578		TIAA-CREF Emerging Markets Equity Fund		144,242,785	2.7
22,924,269		TIAA-CREF International Equity Fund		287,928,818	5.5
12,343,260		TIAA-CREF International Opportunities Fund		220,327,182	4.2
5,858,972		TIAA-CREF Quant International Equity Fund		44,176,651	0.8
12,679,806		TIAA-CREF Quant International Small-Cap Equity Fund		132,377,174	2.5
		TOTAL INTERNATIONAL EQUITY		1,011,013,826	19.2
SHORT-TERM FIXED INCOME—2.1%
10,411,975		TIAA-CREF Short-Term Bond Fund		109,429,857	2.1
		TOTAL SHORT-TERM FIXED INCOME		109,429,857	2.1
U.S. EQUITY—44.7%
24,797,038		Nuveen Dividend Value Fund		327,816,837	6.2
5,820,681		Nuveen Santa Barbara Dividend Growth Fund		275,783,869	5.2
21,575,339		TIAA-CREF Growth & Income Fund		364,407,478	6.9
13,054,148		TIAA-CREF Large-Cap Growth Fund		393,190,924	7.5
6,510,237		TIAA-CREF Large-Cap Growth Index Fund		313,402,815	6.0
20,104,023		TIAA-CREF Large-Cap Value Fund		371,120,265	7.0
3,664,730		TIAA-CREF Quant Large-Cap Growth Fund		70,399,464	1.3
3,535,712		TIAA-CREF Quant Large-Cap Value Fund		33,271,045	0.6
5,809,177		TIAA-CREF Quant Small-Cap Equity Fund		98,988,381	1.9
8,240,108		TIAA-CREF Quant Small/Mid-Cap Equity Fund		110,252,647	2.1
		TOTAL U.S. EQUITY		2,358,633,725	44.7
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,497,195,222)	5,262,549,330	99.8

		TOTAL PORTFOLIO	(Cost $4,497,195,222)	5,262,549,330	99.8
		OTHER ASSETS & LIABILITIES, NET		8,138,173	0.2
		NET ASSETS		$5,270,687,503	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/20, the total value of this security amounted to $202,537,743 or 3.8% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	47

Portfolio of investments (unaudited)

Lifecycle 2035 Fund  ■  November 30, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—3.8%
19,284,038	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/25/20; cost $205,676,591)		$206,724,885	3.8%
		TOTAL DIRECT REAL ESTATE		206,724,885	3.8
FIXED INCOME—23.2%
56,059,921		TIAA-CREF Core Bond Fund		626,749,914	11.7
36,283,575		TIAA-CREF Core Plus Bond Fund		406,013,209	7.5
7,199,570		TIAA-CREF Emerging Markets Debt Fund		73,003,642	1.4
7,989,102		TIAA-CREF High-Yield Fund		75,736,690	1.4
6,230,084		TIAA-CREF International Bond Fund		64,917,480	1.2
		TOTAL FIXED INCOME		1,246,420,935	23.2
INFLATION-PROTECTED ASSETS—0.2%
646,427		TIAA-CREF Inflation-Linked Bond Fund		7,912,261	0.2
		TOTAL INFLATION-PROTECTED ASSETS		7,912,261	0.2
INTERNATIONAL EQUITY—21.8%
3,904,668		Nuveen International Growth Fund		210,578,726	3.9
11,953,424		TIAA-CREF Emerging Markets Equity Fund		166,869,802	3.1
26,530,544		TIAA-CREF International Equity Fund		333,223,632	6.2
14,343,436		TIAA-CREF International Opportunities Fund		256,030,336	4.8
6,774,461		TIAA-CREF Quant International Equity Fund		51,079,432	0.9
14,692,903		TIAA-CREF Quant International Small-Cap Equity Fund		153,393,910	2.9
		TOTAL INTERNATIONAL EQUITY		1,171,175,838	21.8
SHORT-TERM FIXED INCOME—0.1%
750,180		TIAA-CREF Short-Term Bond Fund		7,884,389	0.1
		TOTAL SHORT-TERM FIXED INCOME		7,884,389	0.1
U.S. EQUITY—50.7%
28,695,373		Nuveen Dividend Value Fund		379,352,832	7.1
6,737,722		Nuveen Santa Barbara Dividend Growth Fund		319,233,253	5.9
24,965,238		TIAA-CREF Growth & Income Fund		421,662,877	7.8
15,102,409		TIAA-CREF Large-Cap Growth Fund		454,884,564	8.5
7,534,068		TIAA-CREF Large-Cap Growth Index Fund		362,690,027	6.7
23,260,918		TIAA-CREF Large-Cap Value Fund		429,396,540	8.0
4,236,362		TIAA-CREF Quant Large-Cap Growth Fund		81,380,521	1.5
4,087,895		TIAA-CREF Quant Large-Cap Value Fund		38,467,090	0.7
6,722,134		TIAA-CREF Quant Small-Cap Equity Fund		114,545,163	2.1
9,536,372		TIAA-CREF Quant Small/Mid-Cap Equity Fund		127,596,655	2.4
		TOTAL U.S. EQUITY		2,729,209,522	50.7
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,516,581,714)	5,369,327,830	99.8

		TOTAL PORTFOLIO	(Cost $4,516,581,714)	5,369,327,830	99.8
		OTHER ASSETS & LIABILITIES, NET		9,502,442	0.2
		NET ASSETS		$5,378,830,272	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/20, the total value of this security amounted to $206,724,885 or 3.8% of net assets.

48	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2040 Fund  ■  November 30, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—3.9%
22,830,345	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/25/20; cost $242,771,435)		$244,741,300	3.9%
		TOTAL DIRECT REAL ESTATE		244,741,300	3.9
FIXED INCOME—14.9%
41,507,387		TIAA-CREF Core Bond Fund		464,052,584	7.3
27,591,106		TIAA-CREF Core Plus Bond Fund		308,744,475	4.8
6,031,602		TIAA-CREF Emerging Markets Debt Fund		61,160,447	1.0
6,665,046		TIAA-CREF High-Yield Fund		63,184,632	1.0
4,726,641		TIAA-CREF International Bond Fund		49,251,597	0.8
		TOTAL FIXED INCOME		946,393,735	14.9
INTERNATIONAL EQUITY—24.3%
5,160,931		Nuveen International Growth Fund		278,328,990	4.4
15,794,959		TIAA-CREF Emerging Markets Equity Fund		220,497,628	3.5
35,067,225		TIAA-CREF International Equity Fund		440,444,344	6.9
18,954,419		TIAA-CREF International Opportunities Fund		338,336,378	5.3
8,950,763		TIAA-CREF Quant International Equity Fund		67,488,750	1.0
19,422,598		TIAA-CREF Quant International Small-Cap Equity Fund		202,771,927	3.2
		TOTAL INTERNATIONAL EQUITY		1,547,868,017	24.3
U.S. EQUITY—56.7%
37,935,369		Nuveen Dividend Value Fund		501,505,574	7.9
8,907,366		Nuveen Santa Barbara Dividend Growth Fund		422,031,010	6.6
32,997,826		TIAA-CREF Growth & Income Fund		557,333,289	8.8
19,958,130		TIAA-CREF Large-Cap Growth Fund		601,138,887	9.5
9,960,423		TIAA-CREF Large-Cap Growth Index Fund		479,494,746	7.5
30,739,631		TIAA-CREF Large-Cap Value Fund		567,453,588	8.9
5,594,361		TIAA-CREF Quant Large-Cap Growth Fund		107,467,670	1.7
5,400,832		TIAA-CREF Quant Large-Cap Value Fund		50,821,830	0.8
8,884,961		TIAA-CREF Quant Small-Cap Equity Fund		151,399,728	2.4
12,607,500		TIAA-CREF Quant Small/Mid-Cap Equity Fund		168,688,355	2.6
		TOTAL U.S. EQUITY		3,607,334,677	56.7
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $5,262,642,264)	6,346,337,729	99.8

		TOTAL PORTFOLIO	(Cost $5,262,642,264)	6,346,337,729	99.8
		OTHER ASSETS & LIABILITIES, NET		10,433,862	0.2
		NET ASSETS		$6,356,771,591	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/20, the total value of this security amounted to $244,741,300 or 3.9% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	49

Portfolio of investments (unaudited)

Lifecycle 2045 Fund  ■  November 30, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—3.8%
14,398,799	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/25/20; cost $154,134,942)		$154,355,124	3.8%
		TOTAL DIRECT REAL ESTATE		154,355,124	3.8
FIXED INCOME—6.4%
10,288,736		TIAA-CREF Core Bond Fund		115,028,066	2.9
7,528,431		TIAA-CREF Core Plus Bond Fund		84,243,143	2.1
2,198,917		TIAA-CREF Emerging Markets Debt Fund		22,297,021	0.5
2,412,458		TIAA-CREF High-Yield Fund		22,870,105	0.6
1,284,738		TIAA-CREF International Bond Fund		13,386,967	0.3
		TOTAL FIXED INCOME		257,825,302	6.4
INTERNATIONAL EQUITY—26.9%
3,596,007		Nuveen International Growth Fund		193,932,634	4.8
11,003,254		TIAA-CREF Emerging Markets Equity Fund		153,605,425	3.8
24,434,115		TIAA-CREF International Equity Fund		306,892,482	7.7
13,215,356		TIAA-CREF International Opportunities Fund		235,894,099	5.9
6,229,896		TIAA-CREF Quant International Equity Fund		46,973,414	1.2
13,569,687		TIAA-CREF Quant International Small-Cap Equity Fund		141,667,531	3.5
		TOTAL INTERNATIONAL EQUITY		1,078,965,585	26.9
U.S. EQUITY—62.7%
26,436,631		Nuveen Dividend Value Fund		349,492,261	8.7
6,213,705		Nuveen Santa Barbara Dividend Growth Fund		294,405,349	7.4
22,987,001		TIAA-CREF Growth & Income Fund		388,250,441	9.7
13,901,138		TIAA-CREF Large-Cap Growth Fund		418,702,280	10.4
6,946,703		TIAA-CREF Large-Cap Growth Index Fund		334,414,285	8.3
21,414,811		TIAA-CREF Large-Cap Value Fund		395,317,407	9.9
3,894,757		TIAA-CREF Quant Large-Cap Growth Fund		74,818,285	1.9
3,758,988		TIAA-CREF Quant Large-Cap Value Fund		35,372,076	0.9
6,190,418		TIAA-CREF Quant Small-Cap Equity Fund		105,484,717	2.6
8,784,064		TIAA-CREF Quant Small/Mid-Cap Equity Fund		117,530,770	2.9
		TOTAL U.S. EQUITY		2,513,787,871	62.7
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,211,248,255)	4,004,933,882	99.8

		TOTAL PORTFOLIO	(Cost $3,211,248,255)	4,004,933,882	99.8
		OTHER ASSETS & LIABILITIES, NET		6,616,394	0.2
		NET ASSETS		$4,011,550,276	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/20, the total value of this security amounted to $154,355,124 or 3.8% of net assets.

50	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2050 Fund  ■  November 30, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—3.8%
10,283,425	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/25/20; cost $110,458,990)		$110,238,316	3.8%
		TOTAL DIRECT REAL ESTATE		110,238,316	3.8
FIXED INCOME—4.7%
4,994,268		TIAA-CREF Core Bond Fund		55,835,916	2.0
3,920,568		TIAA-CREF Core Plus Bond Fund		43,871,156	1.5
1,332,975		TIAA-CREF Emerging Markets Debt Fund		13,516,371	0.5
1,457,956		TIAA-CREF High-Yield Fund		13,821,420	0.5
665,387		TIAA-CREF International Bond Fund		6,933,328	0.2
		TOTAL FIXED INCOME		133,978,191	4.7
INTERNATIONAL EQUITY—27.4%
2,618,094		Nuveen International Growth Fund		141,193,825	4.9
8,010,728		TIAA-CREF Emerging Markets Equity Fund		111,829,763	3.9
17,789,378		TIAA-CREF International Equity Fund		223,434,582	7.8
9,611,703		TIAA-CREF International Opportunities Fund		171,568,890	6.0
4,535,166		TIAA-CREF Quant International Equity Fund		34,195,155	1.2
9,874,956		TIAA-CREF Quant International Small-Cap Equity Fund		103,094,540	3.6
		TOTAL INTERNATIONAL EQUITY		785,316,755	27.4
U.S. EQUITY—63.9%
19,251,898		Nuveen Dividend Value Fund		254,510,090	8.9
4,525,570		Nuveen Santa Barbara Dividend Growth Fund		214,421,527	7.5
16,735,415		TIAA-CREF Growth & Income Fund		282,661,154	9.9
10,120,778		TIAA-CREF Large-Cap Growth Fund		304,837,822	10.6
5,059,111		TIAA-CREF Large-Cap Growth Index Fund		243,545,610	8.5
15,590,172		TIAA-CREF Large-Cap Value Fund		287,794,572	10.0
2,835,039		TIAA-CREF Quant Large-Cap Growth Fund		54,461,094	1.9
2,736,610		TIAA-CREF Quant Large-Cap Value Fund		25,751,497	0.9
4,506,976		TIAA-CREF Quant Small-Cap Equity Fund		76,798,877	2.7
6,397,538		TIAA-CREF Quant Small/Mid-Cap Equity Fund		85,599,053	3.0
		TOTAL U.S. EQUITY		1,830,381,296	63.9
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,310,280,067)	2,859,914,558	99.8

		TOTAL PORTFOLIO	(Cost $2,310,280,067)	2,859,914,558	99.8
		OTHER ASSETS & LIABILITIES, NET		5,654,190	0.2
		NET ASSETS		$2,865,568,748	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/20, the total value of this security amounted to $110,238,316 or 3.8% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	51

Portfolio of investments (unaudited)

Lifecycle 2055 Fund  ■  November 30, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—3.8%
4,184,796	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/25/20; cost $45,396,489)		$44,861,010	3.8%
		TOTAL DIRECT REAL ESTATE		44,861,010	3.8
FIXED INCOME—3.5%
1,396,172		TIAA-CREF Core Bond Fund		15,609,201	1.3
1,195,033		TIAA-CREF Core Plus Bond Fund		13,372,423	1.2
478,895		TIAA-CREF Emerging Markets Debt Fund		4,855,994	0.4
521,960		TIAA-CREF High-Yield Fund		4,948,177	0.4
202,694		TIAA-CREF International Bond Fund		2,112,067	0.2
		TOTAL FIXED INCOME		40,897,862	3.5
INTERNATIONAL EQUITY—27.8%
1,080,544		Nuveen International Growth Fund		58,273,734	5.0
3,305,401		TIAA-CREF Emerging Markets Equity Fund		46,143,392	3.9
7,340,415		TIAA-CREF International Equity Fund		92,195,610	7.9
3,963,497		TIAA-CREF International Opportunities Fund		70,748,424	6.1
1,870,391		TIAA-CREF Quant International Equity Fund		14,102,750	1.2
4,089,849		TIAA-CREF Quant International Small-Cap Equity Fund		42,698,027	3.7
		TOTAL INTERNATIONAL EQUITY		324,161,937	27.8
U.S. EQUITY—64.8%
7,947,317		Nuveen Dividend Value Fund		105,063,528	9.0
1,869,863		Nuveen Santa Barbara Dividend Growth Fund		88,594,106	7.6
6,905,424		TIAA-CREF Growth & Income Fund		116,632,617	10.0
4,175,416		TIAA-CREF Large-Cap Growth Fund		125,763,542	10.8
2,089,723		TIAA-CREF Large-Cap Growth Index Fund		100,599,276	8.6
6,431,631		TIAA-CREF Large-Cap Value Fund		118,727,912	10.2
1,169,655		TIAA-CREF Quant Large-Cap Growth Fund		22,469,066	1.9
1,128,560		TIAA-CREF Quant Large-Cap Value Fund		10,619,748	0.9
1,859,720		TIAA-CREF Quant Small-Cap Equity Fund		31,689,632	2.7
2,640,278		TIAA-CREF Quant Small/Mid-Cap Equity Fund		35,326,918	3.1
		TOTAL U.S. EQUITY		755,486,345	64.8
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $970,906,902)	1,165,407,154	99.9

		TOTAL PORTFOLIO	(Cost $970,906,902)	1,165,407,154	99.9
		OTHER ASSETS & LIABILITIES, NET		1,388,418	0.1
		NET ASSETS		$1,166,795,572	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/20, the total value of this security amounted to $44,861,010 or 3.8% of net assets.

52	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2060 Fund  ■  November 30, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.6%[a]
DIRECT REAL ESTATE—3.8%
1,030,914	[b]	TIAA-CREF Real Property Fund LP (purchased 8/01/16–11/25/20; cost $11,279,796)		$11,051,395	3.8%
		TOTAL DIRECT REAL ESTATE		11,051,395	3.8
FIXED INCOME—2.3%
184,590		TIAA-CREF Core Bond Fund		2,063,717	0.7
194,466		TIAA-CREF Core Plus Bond Fund		2,176,079	0.7
102,099		TIAA-CREF Emerging Markets Debt Fund		1,035,280	0.4
110,719		TIAA-CREF High-Yield Fund		1,049,616	0.4
32,764		TIAA-CREF International Bond Fund		341,404	0.1
		TOTAL FIXED INCOME		6,666,096	2.3
INTERNATIONAL EQUITY—28.1%
270,486		Nuveen International Growth Fund		14,587,312	5.1
826,252		TIAA-CREF Emerging Markets Equity Fund		11,534,482	4.0
1,837,161		TIAA-CREF International Equity Fund		23,074,739	8.0
994,174		TIAA-CREF International Opportunities Fund		17,746,000	6.1
466,939		TIAA-CREF Quant International Equity Fund		3,520,719	1.2
1,026,180		TIAA-CREF Quant International Small-Cap Equity Fund		10,713,324	3.7
		TOTAL INTERNATIONAL EQUITY		81,176,576	28.1
U.S. EQUITY—65.4%
1,989,203		Nuveen Dividend Value Fund		26,297,263	9.1
468,152		Nuveen Santa Barbara Dividend Growth Fund		22,181,045	7.7
1,728,280		TIAA-CREF Growth & Income Fund		29,190,654	10.1
1,045,009		TIAA-CREF Large-Cap Growth Fund		31,475,669	10.9
523,174		TIAA-CREF Large-Cap Growth Index Fund		25,185,607	8.7
1,609,003		TIAA-CREF Large-Cap Value Fund		29,702,194	10.3
292,255		TIAA-CREF Quant Large-Cap Growth Fund		5,614,226	1.9
281,749		TIAA-CREF Quant Large-Cap Value Fund		2,651,260	0.9
465,454		TIAA-CREF Quant Small-Cap Equity Fund		7,931,333	2.7
660,022		TIAA-CREF Quant Small/Mid-Cap Equity Fund		8,831,092	3.1
		TOTAL U.S. EQUITY		189,060,343	65.4
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $245,965,811)	287,954,410	99.6

		TOTAL PORTFOLIO	(Cost $245,965,811)	287,954,410	99.6
		OTHER ASSETS & LIABILITIES, NET		1,033,169	0.4
		NET ASSETS		$288,987,579	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
[b]	Restricted security. At 11/30/20, the total value of this security amounted to $11,051,395 or 3.8% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	53

Portfolio of investments (unaudited)

Lifecycle 2065 Fund  ■  November 30, 2020

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—3.8%
19,717	[b]	TIAA-CREF Real Property Fund LP (purchased 9/30/20–11/25/20; cost $211,377)		$211,367	3.8%
		TOTAL DIRECT REAL ESTATE		211,367	3.8
FIXED INCOME—1.3%
2,280		TIAA-CREF Core Bond Fund		25,491	0.5
2,024		TIAA-CREF Core Plus Bond Fund		22,645	0.4
869		TIAA-CREF Emerging Markets Debt Fund		8,810	0.1
949		TIAA-CREF High-Yield Fund		8,999	0.2
348		TIAA-CREF International Bond Fund		3,629	0.1
		TOTAL FIXED INCOME		69,574	1.3
INTERNATIONAL EQUITY—28.3%
5,216		Nuveen International Growth Fund		281,317	5.1
15,816		TIAA-CREF Emerging Markets Equity Fund		220,794	4.0
34,992		TIAA-CREF International Equity Fund		439,504	8.0
18,960		TIAA-CREF International Opportunities Fund		338,435	6.2
8,301		TIAA-CREF Quant International Equity Fund		62,592	1.2
19,830		TIAA-CREF Quant International Small-Cap Equity Fund		207,028	3.8
		TOTAL INTERNATIONAL EQUITY		1,549,670	28.3
U.S. EQUITY—66.4%
38,490		Nuveen Dividend Value Fund		508,835	9.3
9,122		Nuveen Santa Barbara Dividend Growth Fund		432,210	7.9
33,161		TIAA-CREF Growth & Income Fund		560,088	10.2
20,116		TIAA-CREF Large-Cap Growth Fund		605,903	11.0
10,185		TIAA-CREF Large-Cap Growth Index Fund		490,287	8.9
30,941		TIAA-CREF Large-Cap Value Fund		571,171	10.4
5,295		TIAA-CREF Quant Large-Cap Growth Fund		101,712	1.9
5,084		TIAA-CREF Quant Large-Cap Value Fund		47,839	0.9
8,966		TIAA-CREF Quant Small-Cap Equity Fund		152,772	2.8
12,780		TIAA-CREF Quant Small/Mid-Cap Equity Fund		170,993	3.1
		TOTAL U.S. EQUITY		3,641,810	66.4
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $5,042,713)	5,472,421	99.8

		TOTAL PORTFOLIO	(Cost $5,042,713)	5,472,421	99.8
		OTHER ASSETS & LIABILITIES, NET		11,537	0.2
		NET ASSETS		$5,483,958	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
[b]	Restricted security. At 11/30/20, the total value of this security amounted to $211,367 or 3.8% of net assets.

54	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

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TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	55

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  November 30, 2020

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

ASSETS
Affiliated investments, at value‡	$576,706,160	$1,219,604,282	$1,776,779,504	$3,856,106,253	$5,066,067,974	$5,262,549,330
Cash	1,085,952	2,345,770	4,393,056	9,855,697	14,667,649	16,494,136
Receivable from securities transactions	8,283,955	17,668,974	26,010,963	55,798,414	71,159,671	67,198,875
Receivable from Fund shares sold	251,557	419,675	694,517	2,019,200	2,176,829	2,379,845
Dividends receivable	567,494	1,158,121	1,592,473	3,245,921	3,622,132	3,086,574
Due from affiliates	79,299	143,507	204,591	429,449	555,710	578,224
Other	31,982	100,617	150,150	245,034	263,669	257,757
Total assets	587,006,399	1,241,440,946	1,809,825,254	3,927,699,968	5,158,513,634	5,352,544,741

LIABILITIES
Management fees payable	184,694	386,559	569,855	1,247,417	1,653,333	1,736,250
Service agreement fees payable	38,772	76,221	103,407	204,130	241,929	240,741
Distribution fees payable	29,450	9,427	13,544	30,791	38,301	41,367
Due to affiliates	8,501	8,652	9,888	14,441	16,887	17,184
Payable for securities transactions	8,765,498	18,693,947	28,385,963	61,067,069	81,170,326	79,110,421
Payable for Fund shares redeemed	104,996	217,810	641,961	732,068	333,474	316,215
Payable for trustee compensation	31,659	99,924	149,119	242,909	261,065	255,189
Accrued expenses and other payables	35,816	59,502	76,687	122,105	143,867	139,871
Total liabilities	9,199,386	19,552,042	29,950,424	63,660,930	83,859,182	81,857,238
NET ASSETS	$577,807,013	$1,221,888,904	$1,779,874,830	$3,864,039,038	$5,074,654,452	$5,270,687,503

NET ASSETS CONSIST OF:
Paid-in-capital	$482,068,229	$948,120,179	$1,512,082,399	$3,223,198,706	$4,170,794,484	$4,241,415,105
Total distributable earnings (loss)	95,738,784	273,768,725	267,792,431	640,840,332	903,859,968	1,029,272,398
NET ASSETS	$577,807,013	$1,221,888,904	$1,779,874,830	$3,864,039,038	$5,074,654,452	$5,270,687,503

INSTITUTIONAL CLASS:
Net assets	$234,674,010	$768,839,951	$1,161,230,754	$2,602,178,871	$3,559,537,696	$3,731,965,572
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	18,557,263	61,637,747	108,136,288	233,493,569	310,197,107	321,319,995
Net asset value per share	$12.65	$12.47	$10.74	$11.14	$11.48	$11.61

ADVISOR CLASS:
Net assets	$341,846	$163,826	$244,951	$120,743	$156,234	$466,035
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	27,027	13,106	22,831	10,843	13,624	40,137
Net asset value per share	$12.65	$12.50	$10.73	$11.14	$11.47	$11.61

PREMIER CLASS:
Net assets	$18,115,107	$76,697,120	$109,853,162	$250,453,643	$313,986,902	$340,314,248
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,433,337	6,168,330	10,284,144	22,552,235	27,509,891	29,475,659
Net asset value per share	$12.64	$12.43	$10.68	$11.11	$11.41	$11.55

RETIREMENT CLASS:
Net assets	$190,552,610	$376,188,007	$508,545,963	$1,011,285,781	$1,200,973,620	$1,197,941,648
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,106,330	25,244,873	37,597,098	70,302,371	80,071,086	77,183,430
Net asset value per share	$12.61	$14.90	$13.53	$14.38	$15.00	$15.52

RETAIL CLASS:
Net assets	$134,123,440	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,621,694	—	—	—	—	—
Net asset value per share	$12.63	$—	$—	$—	$—	$—
‡ Affiliated investments, cost	$500,835,935	$1,024,205,600	$1,575,852,713	$3,385,865,949	$4,389,546,809	$4,497,195,222

56	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	57

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds  ■  November 30, 2020

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund	Lifecycle 2065 Fund

ASSETS
Affiliated investments, at value‡	$5,369,327,830	$6,346,337,729	$4,004,933,882	$2,859,914,558	$1,165,407,154	$287,954,410	$5,472,421
Cash	16,777,384	16,485,365	13,139,855	9,322,398	4,339,510	1,446,954	15,747
Receivable from securities transactions	59,257,548	60,293,708	28,054,171	17,456,272	6,291,351	1,446,995	62,295
Receivable from Fund shares sold	4,303,155	2,062,602	2,794,806	2,690,153	995,053	552,996	—
Dividends receivable	2,466,805	1,848,847	486,220	253,235	75,468	11,869	212
Due from affiliates	630,443	789,765	492,507	379,566	181,245	51,153	19,905
Other	259,979	329,628	136,880	86,633	23,891	3,719	—
Total assets	5,453,023,144	6,428,147,644	4,050,038,321	2,890,102,815	1,177,313,672	291,468,096	5,570,580

LIABILITIES
Management fees payable	1,789,525	2,127,578	1,343,369	959,813	389,829	95,633	1,844
Service agreement fees payable	220,261	264,931	145,449	99,877	42,862	9,904	—
Distribution fees payable	43,346	49,363	32,595	21,363	9,319	1,805	66
Due to affiliates	17,335	19,345	14,174	11,754	8,248	6,475	5,544
Payable for securities transactions	71,626,326	68,281,933	36,584,218	23,251,780	9,852,421	2,323,125	66,292
Payable for Fund shares redeemed	103,118	158,229	149,308	42,083	81,950	22,780	—
Payable for trustee compensation	257,409	326,676	135,192	85,486	23,476	3,644	—
Accrued expenses and other payables	135,552	147,998	83,740	61,911	109,995	17,151	12,876
Total liabilities	74,192,872	71,376,053	38,488,045	24,534,067	10,518,100	2,480,517	86,622
NET ASSETS	$5,378,830,272	$6,356,771,591	$4,011,550,276	$2,865,568,748	$1,166,795,572	$288,987,579	$5,483,958

NET ASSETS CONSIST OF:
Paid-in-capital	$4,225,870,556	$4,868,441,991	$2,965,727,436	$2,156,343,112	$926,015,999	$241,854,465	$5,008,454
Total distributable earnings (loss)	1,152,959,716	1,488,329,600	1,045,822,840	709,225,636	240,779,573	47,133,114	475,504
NET ASSETS	$5,378,830,272	$6,356,771,591	$4,011,550,276	$2,865,568,748	$1,166,795,572	$288,987,579	$5,483,958

INSTITUTIONAL CLASS:
Net assets	$3,922,252,883	$4,629,412,680	$3,013,257,974	$2,187,761,464	$874,086,439	$223,347,063	$3,841,722
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	330,778,335	388,304,043	207,809,497	149,764,660	52,238,898	16,168,055	350,788
Net asset value per share	$11.86	$11.92	$14.50	$14.61	$16.73	$13.81	$10.95

ADVISOR CLASS:
Net assets	$427,268	$255,084	$187,878	$143,230	$147,184	$142,346	$547,442
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	36,089	21,422	12,957	9,806	8,797	10,311	50,000
Net asset value per share	$11.84	$11.91	$14.50	$14.61	$16.73	$13.81	$10.95

PREMIER CLASS:
Net assets	$357,116,556	$405,181,857	$269,386,444	$176,416,349	$76,926,056	$14,945,207	$547,442
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	30,238,625	34,124,227	18,679,464	12,133,893	4,618,125	1,084,719	50,000
Net asset value per share	$11.81	$11.87	$14.42	$14.54	$16.66	$13.78	$10.95

RETIREMENT CLASS:
Net assets	$1,099,033,565	$1,321,921,970	$728,717,980	$501,247,705	$215,635,893	$50,552,963	$547,352
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	67,828,164	78,936,203	50,734,021	34,651,287	12,960,274	3,676,449	50,000
Net asset value per share	$16.20	$16.75	$14.36	$14.47	$16.64	$13.75	$10.95
‡ Affiliated investments, cost	$4,516,581,714	$5,262,642,264	$3,211,248,255	$2,310,280,067	$970,906,902	$245,965,811	$5,042,713

58	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	59

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period or year ended November 30, 2020

	Lifecycle
	Retirement	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$4,649,174	$9,856,944	$13,742,854	$28,108,809	$32,363,347	$29,201,271
Total income	4,649,174	9,856,944	13,742,854	28,108,809	32,363,347	29,201,271

EXPENSES
Management fees	1,155,164	2,463,518	3,646,949	7,947,827	10,498,607	11,041,254
Shareholder servicing – Institutional Class	316	352	497	1,141	1,502	1,549
Shareholder servicing – Advisor Class	119	31	83	30	24	138
Shareholder servicing – Premier Class	30	39	46	92	98	107
Shareholder servicing – Retirement Class	233,944	457,234	625,436	1,224,300	1,439,312	1,411,336
Shareholder servicing – Retail Class	16,340	—	—	—	—	—
Distribution fees – Premier Class	13,503	57,871	84,453	192,136	233,643	248,727
Distribution fees – Retail Class	160,965	—	—	—	—	—
Registration fees	36,410	31,727	33,185	40,464	33,164	34,940
Administrative service fees	19,716	19,937	22,662	33,302	39,487	40,414
Professional fees	7,674	8,233	8,695	10,961	12,647	12,884
Custody and accounting fees	6,258	6,260	6,260	6,260	6,260	6,252
Trustee fees and expenses	2,718	5,786	8,389	18,037	23,336	24,047
Other expenses	23,374	106,339	140,905	292,350	371,036	371,776
Total expenses	1,676,531	3,157,327	4,577,560	9,766,900	12,659,116	13,193,424
Less: Expenses reimbursed by the investment adviser	(70,169)	(87,974)	(90,467)	(127,707)	(144,372)	(151,475)
Fee waiver by investment adviser and Nuveen Securities	(328,749)	(702,580)	(1,010,927)	(2,180,191)	(2,839,225)	(2,960,705)
Net expenses	1,277,613	2,366,773	3,476,166	7,459,002	9,675,519	10,081,244
Net investment income (loss)	3,371,561	7,490,171	10,266,688	20,649,807	22,687,828	19,120,027

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) from affiliated investments	24,182,566	67,401,971	55,040,650	131,062,778	184,216,479	205,755,725
Net change in unrealized appreciation (depreciation) from affiliated investments	27,916,197	45,663,382	125,741,497	290,306,233	434,885,323	507,134,510
Net realized and unrealized gain (loss) from affiliated investments	52,098,763	113,065,353	180,782,147	421,369,011	619,101,802	712,890,235
Net increase (decrease) in net assets from operations	$55,470,324	$120,555,524	$191,048,835	$442,018,818	$641,789,630	$732,010,262

60	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	61

Statements of operations (unaudited)	concluded

TIAA-CREF Funds ■ For the period or year ended November 30, 2020

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund §

INVESTMENT INCOME
Dividends from affiliated investments	$25,560,826	$23,795,272	$10,759,709	$7,139,328	$2,680,650	$594,945	$967
Total income	25,560,826	23,795,272	10,759,709	7,139,328	2,680,650	594,945	967

EXPENSES
Management fees	11,463,842	13,702,391	8,563,911	6,067,507	2,422,187	574,194	3,834
Shareholder servicing – Institutional Class	1,632	1,810	6,073	1,186	163,470	566	406
Shareholder servicing – Advisor Class	155	68	30	5	12	15	379
Shareholder servicing – Premier Class	105	119	82	61	37	30	404
Shareholder servicing – Retirement Class	1,294,686	1,547,988	840,033	575,050	245,305	54,757	630
Shareholder servicing – Retail Class	—	—	—	—	—	—	—
Distribution fees – Premier Class	262,149	299,353	192,982	126,081	53,543	9,922	131
Distribution fees – Retail Class	—	—	—	—	—	—	—
Registration fees	32,264	32,789	32,220	31,788	30,558	28,798	19,848
Administrative service fees	40,670	45,144	33,412	27,818	19,455	15,098	5,545
Professional fees	12,964	13,722	11,516	10,321	8,421	7,368	6,681
Custody and accounting fees	6,254	6,254	6,254	6,254	6,250	6,259	2,292
Trustee fees and expenses	24,396	28,680	17,726	12,584	5,051	1,223	2
Other expenses	367,729	414,400	262,152	200,025	93,319	30,432	2,906
Total expenses	13,506,846	16,092,718	9,966,391	7,058,680	3,047,608	728,662	43,058
Less: Expenses reimbursed by the investment adviser	(152,289)	(168,658)	(150,806)	(137,243)	(266,521)	(75,820)	(38,661)
Fee waiver by investment adviser and Nuveen Securities	(3,093,491)	(3,909,015)	(2,361,082)	(1,724,017)	(689,548)	(165,272)	(1,325)
Net expenses	10,261,066	12,015,045	7,454,503	5,197,420	2,091,539	487,570	3,072
Net investment income (loss)	15,299,760	11,780,227	3,305,206	1,941,908	589,111	107,375	(2,105)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) from affiliated investments	235,825,944	315,545,861	210,270,771	130,713,646	36,803,157	5,647,098	47,901
Net change in unrealized appreciation (depreciation) from affiliated investments	565,889,286	715,294,337	479,391,374	364,058,376	162,832,742	42,102,073	429,708
Net realized and unrealized gain (loss) from affiliated investments	801,715,230	1,030,840,198	689,662,145	494,772,022	199,635,899	47,749,171	477,609
Net increase (decrease) in net assets from operations	$817,014,990	$1,042,620,425	$692,967,351	$496,713,930	$200,225,010	$47,856,546	$475,504
§	For the period September 30, 2020 to November 30, 2020.

62	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	63

Statement of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020
		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$3,371,561	$14,706,996	$7,490,171	$32,505,291	$10,266,688	$47,924,909
Net realized gain (loss) from investments		24,182,566	2,997,209	67,401,971	21,816,028	55,040,650	4,350,408
Net change in unrealized appreciation (depreciation) from affiliated investments		27,916,197	12,579,050	45,663,382	16,049,528	125,741,497	54,691,770
Net increase (decrease) in net assets from operations		55,470,324	30,283,255	120,555,524	70,370,847	191,048,835	106,967,087

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(1,582,871)	(8,374,807)	—	(36,395,223)	—	(50,045,203)
	Advisor Class	(2,101)	(11,774)	—	(7,261)	—	(8,322)
	Premier Class	(109,863)	(893,499)	—	(3,961,923)	—	(5,185,965)
	Retirement Class	(1,074,529)	(6,877,611)	—	(14,298,436)	—	(17,751,257)
	Retail Class	(728,586)	(4,547,608)	—	—	—	—
Total distributions		(3,497,950)	(20,705,299)	—	(54,662,843)	—	(72,990,747)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	21,819,257	55,860,963	84,005,338	109,146,947	65,134,257	108,723,437
	Advisor Class	—	—	3,689	3,618,336	35,000	55,000
	Premier Class	2,574,941	7,223,588	5,972,042	12,884,799	5,809,407	15,236,370
	Retirement Class	11,126,345	32,180,765	17,639,835	30,976,016	9,439,527	23,598,582
	Retail Class	4,392,741	14,655,005	—	—	—	—
Reinvestments of distributions:	Institutional Class	1,571,855	8,326,784	—	36,377,668	—	49,958,348
	Advisor Class	1,366	7,575	—	1,862	—	3,626
	Premier Class	109,755	892,453	—	3,961,923	—	5,185,965
	Retirement Class	1,074,529	6,877,611	—	14,298,436	—	17,751,257
	Retail Class	703,075	4,393,020	—	—	—	—
Redemptions:	Institutional Class	(28,826,759)	(41,609,186)	(112,482,184)	(106,402,474)	(117,051,055)	(146,537,165)
	Advisor Class	—	—	—	(3,614,560)	—	—
	Premier Class	(3,646,513)	(20,362,821)	(10,039,191)	(59,071,396)	(15,124,366)	(91,736,585)
	Retirement Class	(17,991,980)	(42,698,499)	(31,304,225)	(73,992,878)	(47,876,140)	(111,296,095)
	Retail Class	(5,645,153)	(16,322,482)	—	—	—	—
Net increase (decrease) from shareholder transactions		(12,736,541)	9,424,776	(46,204,696)	(31,815,321)	(99,633,370)	(129,057,260)
Net increase (decrease) in net assets		39,235,833	19,002,732	74,350,828	(16,107,317)	91,415,465	(95,080,920)

NET ASSETS
Beginning of period		538,571,180	519,568,448	1,147,538,076	1,163,645,393	1,688,459,365	1,783,540,285
End of period		$577,807,013	$538,571,180	$1,221,888,904	$1,147,538,076	$1,779,874,830	$1,688,459,365

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,800,633	4,816,566	7,141,516	9,555,803	6,478,324	11,084,291
	Advisor Class	—	—	320	312,042	3,597	5,510
	Premier Class	212,882	630,222	510,938	1,148,850	578,919	1,604,581
	Retirement Class	921,567	2,771,863	1,246,620	2,284,375	734,802	1,931,159
	Retail Class	363,058	1,268,225	—	—	—	—
Shares reinvested:	Institutional Class	132,194	727,356	—	3,193,825	—	5,118,683
	Advisor Class	115	661	—	163	—	372
	Premier Class	9,236	77,685	—	348,454	—	533,536
	Retirement Class	90,576	600,183	—	1,048,272	—	1,440,849
	Retail Class	59,225	383,309	—	—	—	—
Shares redeemed:	Institutional Class	(2,384,232)	(3,617,480)	(9,478,501)	(9,419,425)	(11,535,385)	(15,252,924)
	Advisor Class	—	—	—	(311,197)	—	—
	Premier Class	(300,728)	(1,762,127)	(840,061)	(5,137,686)	(1,474,285)	(9,375,291)
	Retirement Class	(1,489,024)	(3,740,843)	(2,213,978)	(5,477,167)	(3,756,575)	(9,217,811)
	Retail Class	(467,789)	(1,441,183)	—	—	—	—
Net increase (decrease) from shareholder transactions		(1,052,287)	714,437	(3,633,146)	(2,453,691)	(8,970,603)	(12,127,045)

64	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	65

Statement of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020
		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$20,649,807	$98,766,006	$22,687,828	$117,946,291	$19,120,027	$113,914,992
Net realized gain (loss) from investments		131,062,778	17,255,073	184,216,479	26,905,180	205,755,725	41,431,960
Net change in unrealized appreciation (depreciation) from affiliated investments		290,306,233	110,622,046	434,885,323	136,815,368	507,134,510	128,992,041
Net increase (decrease) in net assets from operations		442,018,818	226,643,125	641,789,630	281,666,839	732,010,262	284,338,993

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(112,429,895)	—	(155,088,365)	—	(164,151,998)
	Advisor Class	—	(9,991)	—	(7,414)	—	(8,075)
	Premier Class	—	(12,576,922)	—	(15,741,468)	—	(17,409,332)
	Retirement Class	—	(34,197,762)	—	(41,100,056)	—	(40,086,706)
	Retail Class	—	—	—	—	—	—
Total distributions		—	(159,214,570)	—	(211,937,303)	—	(221,656,111)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	127,821,014	255,979,577	187,427,841	433,414,654	186,811,894	501,980,292
	Advisor Class	3,689	249,390	3,698	21,753	105,152	244,370
	Premier Class	9,138,395	45,938,845	15,501,884	64,075,000	17,193,100	63,927,651
	Retirement Class	24,257,974	50,859,094	36,262,076	84,243,325	36,243,112	91,695,792
	Retail Class	—	—	—	—	—	—
Reinvestments of distributions:	Institutional Class	—	112,157,010	—	154,325,378	—	163,689,187
	Advisor Class	—	5,021	—	2,062	—	2,430
	Premier Class	—	12,575,958	—	15,741,468	—	17,409,332
	Retirement Class	—	34,196,137	—	41,099,334	—	40,085,948
	Retail Class	—	—	—	—	—	—
Redemptions:	Institutional Class	(197,167,693)	(270,781,843)	(219,235,400)	(259,151,983)	(216,859,419)	(235,812,294)
	Advisor Class	(265,436)	(113,123)	—	(15,898)	(15,731)	(30,725)
	Premier Class	(38,123,736)	(222,775,468)	(38,286,141)	(288,750,168)	(35,960,779)	(292,982,851)
	Retirement Class	(75,259,881)	(195,522,535)	(90,739,763)	(179,121,829)	(68,679,997)	(154,743,530)
	Retail Class	—	—	—	—	—	—
Net increase (decrease) from shareholder transactions		(149,595,674)	(177,231,937)	(109,065,805)	65,883,096	(81,162,668)	195,465,602
Net increase (decrease) in net assets		292,423,144	(109,803,382)	532,723,825	135,612,632	650,847,594	258,148,484
NET ASSETS
Beginning of period		3,571,615,894	3,681,419,276	4,541,930,627	4,406,317,995	4,619,839,909	4,361,691,425

End of period		$3,864,039,038	$3,571,615,894	$5,074,654,452	$4,541,930,627	$5,270,687,503	$4,619,839,909

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	12,262,087	25,351,376	17,596,122	42,121,512	17,422,610	48,806,490
	Advisor Class	365	25,617	360	2,083	9,836	23,022
	Premier Class	878,217	4,658,146	1,458,291	6,414,318	1,599,801	6,390,008
	Retirement Class	1,779,802	3,950,850	2,567,956	6,330,219	2,505,343	6,736,189
	Retail Class	—	—	—	—	—	—
Shares reinvested:	Institutional Class	—	11,115,660	—	14,968,514	—	15,784,878
	Advisor Class	—	498	—	200	—	235
	Premier Class	—	1,248,854	—	1,532,762	—	1,686,950
	Retirement Class	—	2,620,394	—	3,042,141	—	2,885,957
	Retail Class	—	—	—	—	—	—
Shares redeemed:	Institutional Class	(18,774,688)	(27,478,152)	(20,480,094)	(25,877,663)	(20,168,375)	(23,539,755)
	Advisor Class	(25,089)	(11,081)	—	(1,632)	(1,373)	(3,404)
	Premier Class	(3,601,760)	(22,000,955)	(3,541,205)	(27,984,298)	(3,303,643)	(28,360,090)
	Retirement Class	(5,584,084)	(15,378,499)	(6,512,123)	(13,770,119)	(4,827,174)	(11,591,335)
	Retail Class	—	—	—	—	—	—

Net increase (decrease) from shareholder transactions		(13,065,150)	(15,897,292)	(8,910,693)	6,778,037	(6,762,975)	18,819,145

66	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	67

Statement of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$15,299,760	$111,173,558	$11,780,227	$124,064,801	$3,305,206	$69,099,983
Net realized gain (loss) from investments		235,825,944	59,474,335	315,545,861	90,622,015	210,270,771	70,509,586
Net change in unrealized appreciation (depreciation) from affiliated investments		565,889,286	120,333,513	715,294,337	134,324,800	479,391,374	57,807,701
Net increase (decrease) in net assets from operations		817,014,990	290,981,406	1,042,620,425	349,011,616	692,967,351	197,417,270

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(183,315,563)	—	(225,412,596)	—	(134,318,406)
	Advisor Class	—	(20,162)	—	(11,862)	—	(9,164)
	Premier Class	—	(20,653,531)	—	(26,133,682)	—	(16,183,219)
	Retirement Class	—	(39,472,208)	—	(48,477,562)	—	(35,705,959)
	Retail Class	—	—	—	—	—	—
Total distributions		—	(243,461,464)	—	(300,035,702)	—	(186,216,748)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	188,489,705	526,447,739	190,989,006	589,037,036	178,257,757	514,722,289
	Advisor Class	—	254,534	11,000	104,698	—	40,379
	Premier Class	14,858,143	69,367,394	13,380,197	70,118,830	12,103,910	59,130,694
	Retirement Class	28,289,131	74,652,742	29,877,835	73,107,584	24,869,288	64,196,727
	Retail Class	—	—	—	—	—	—
Reinvestments of distributions:	Institutional Class	—	182,804,884	—	224,953,060	—	133,930,001
	Advisor Class	—	13,988	—	5,405	—	1,979
	Premier Class	—	20,653,531	—	26,133,682	—	16,183,219
	Retirement Class	—	39,464,176	—	48,466,788	—	35,702,177
	Retail Class	—	—	—	—	—	—
Redemptions:	Institutional Class	(229,000,236)	(203,660,302)	(248,071,385)	(230,760,496)	(123,868,465)	(115,582,820)
	Advisor Class	—	(2,644)	—	(33,172)	—	(1,979)
	Premier Class	(38,942,375)	(333,644,459)	(50,520,754)	(425,313,568)	(25,683,970)	(291,540,374)
	Retirement Class	(74,477,692)	(137,997,608)	(86,538,626)	(161,191,151)	(44,659,490)	(80,272,924)
	Retail Class	—	—	—	—	—	—
Net increase (decrease) from shareholder transactions		(110,783,324)	238,353,975	(150,872,727)	214,628,696	21,019,030	336,509,368
Net increase (decrease) in net assets		706,231,666	285,873,917	891,747,698	263,604,610	713,986,381	347,709,890
NET ASSETS
Beginning of period		4,672,598,606	4,386,724,689	5,465,023,893	5,201,419,283	3,297,563,895	2,949,854,005
End of period		$5,378,830,272	$4,672,598,606	$6,356,771,591	$5,465,023,893	$4,011,550,276	$3,297,563,895

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	17,298,520	50,647,268	17,602,880	57,080,976	13,556,264	41,478,971
	Advisor Class	—	23,989	1,025	9,877	—	3,161
	Premier Class	1,364,581	6,821,213	1,233,887	7,050,707	929,209	4,862,316
	Retirement Class	1,879,940	5,324,705	1,946,875	5,115,143	1,904,967	5,262,906
	Retail Class	—	—	—	—	—	—
Shares reinvested:	Institutional Class	—	17,376,890	—	21,403,717	—	10,545,669
	Advisor Class	—	1,331	—	515	—	156
	Premier Class	—	1,968,878	—	2,493,672	—	1,279,306
	Retirement Class	—	2,738,666	—	3,274,783	—	2,831,259
	Retail Class	—	—	—	—	—	—
Shares redeemed:	Institutional Class	(21,035,475)	(19,964,269)	(22,850,345)	(22,640,026)	(9,441,764)	(9,403,059)
	Advisor Class	—	(252)	—	(3,137)	—	(156)
	Premier Class	(3,499,350)	(31,838,711)	(4,543,298)	(40,819,062)	(1,915,267)	(23,240,276)
	Retirement Class	(5,037,457)	(10,019,572)	(5,721,315)	(11,442,586)	(3,478,217)	(6,603,510)
	Retail Class	—	—	—	—	—	—
Net increase (decrease) from shareholder transactions		(9,029,241)	23,080,136	(12,330,291)	21,524,579	1,555,192	27,016,743

68	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	69

Statement of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund		Lifecycle 2060 Fund
		November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020
		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$1,941,908	$46,874,807	$589,111	$17,109,810	$107,375	$3,457,100
Net realized gain (loss) from investments		130,713,646	46,695,925	36,803,157	15,658,564	5,647,098	2,990,328
Net change in unrealized appreciation (depreciation) from affiliated investments		364,058,376	40,545,583	162,832,742	15,144,174	42,102,073	2,451,647
Net increase (decrease) in net assets from operations		496,713,930	134,116,315	200,225,010	47,912,548	47,856,546	8,899,075

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(91,480,543)	—	(30,385,948)	—	(5,607,924)
	Advisor Class	—	(7,200)	—	(6,801)	—	(5,635)
	Premier Class	—	(10,929,088)	—	(4,093,723)	—	(567,784)
	Retirement Class	—	(23,778,848)	—	(9,084,771)	—	(1,492,657)
	Retail Class	—	—	—	—	—	—
Total distributions		—	(126,195,679)	—	(43,571,243)	—	(7,674,000)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	149,416,551	450,009,845	96,790,811	251,263,792	41,052,777	85,299,732
	Advisor Class	—	647	—	1,000	—	—
	Premier Class	9,859,305	52,994,395	6,549,077	29,559,086	2,866,485	11,872,766
	Retirement Class	22,548,468	54,343,285	12,373,255	36,732,199	6,962,780	15,142,557
	Retail Class	—	—	—	—	—	—
Reinvestments of distributions:	Institutional Class	—	91,386,755	—	30,293,881	—	5,600,373
	Advisor Class	—	37	—	—	—	167
	Premier Class	—	10,927,652	—	4,092,975	—	562,463
	Retirement Class	—	23,778,838	—	9,083,428	—	1,492,133
	Retail Class	—	—	—	—	—	—
Redemptions:	Institutional Class	(68,464,291)	(72,388,271)	(24,418,464)	(30,246,298)	(10,173,977)	(16,637,126)
	Advisor Class	—	(556)	—	—	—	(105)
	Premier Class	(18,177,692)	(244,238,489)	(6,020,991)	(112,876,550)	(1,342,693)	(21,115,091)
	Retirement Class	(33,728,448)	(54,437,980)	(15,661,406)	(20,965,693)	(3,646,903)	(5,219,950)
	Retail Class	—	—	—	—	—	—
Net increase (decrease) from shareholder transactions		61,453,893	312,376,158	69,612,282	196,937,820	35,718,469	76,997,919
Net increase (decrease) in net assets		558,167,823	320,296,794	269,837,292	201,279,125	83,575,015	78,222,994
NET ASSETS
Beginning of period		2,307,400,925	1,987,104,131	896,958,280	695,679,155	205,412,564	127,189,570

End of period		$2,865,568,748	$2,307,400,925	$1,166,795,572	$896,958,280	$288,987,579	$205,412,564

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	11,321,125	36,142,068	6,421,057	17,719,332	3,272,634	7,385,146
	Advisor Class	—	50	—	65	—	—
	Premier Class	752,048	4,341,324	438,301	2,108,858	230,519	1,037,574
	Retirement Class	1,723,216	4,430,908	818,252	2,621,233	555,859	1,320,228
	Retail Class	—	—	—	—	—	—
Shares reinvested:	Institutional Class	—	7,145,172	—	2,069,254	—	463,991
	Advisor Class	—	3	—	—	—	14
	Premier Class	—	857,743	—	280,533	—	46,639
	Retirement Class	—	1,873,825	—	622,579	—	123,829
	Retail Class	—	—	—	—	—	—
Shares redeemed:	Institutional Class	(5,184,893)	(5,789,237)	(1,608,301)	(2,090,141)	(824,929)	(1,451,132)
	Advisor Class	—	(53)	—	—	—	(8)
	Premier Class	(1,345,345)	(19,377,435)	(385,277)	(7,827,560)	(103,056)	(1,797,075)
	Retirement Class	(2,616,144)	(4,453,736)	(1,059,721)	(1,501,051)	(300,658)	(459,990)
	Retail Class	—	—	—	—	—	—

Net increase (decrease) from shareholder transactions		4,650,007	25,170,632	4,624,311	14,003,102	2,830,369	6,669,216

70	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	71

Statement of changes in net assets	concluded

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle 2065 Fund
		November 30, 2020§
		(unaudited )

OPERATIONS
Net investment income (loss)		$(2,105)
Net realized gain (loss) from investments		47,901
Net change in unrealized appreciation (depreciation) from affiliated investments		429,708
Net increase (decrease) in net assets from operations		475,504

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—
	Advisor Class	—
	Premier Class	—
	Retirement Class	—
	Retail Class	—
Total distributions		—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	3,508,473
	Advisor Class	500,000
	Premier Class	500,010
	Retirement Class	500,041
	Retail Class	—
Reinvestments of distributions:	Institutional Class	—
	Advisor Class	—
	Premier Class	—
	Retirement Class	—
	Retail Class	—
Redemptions:	Institutional Class	(20)
	Advisor Class	—
	Premier Class	(10)
	Retirement Class	(40)
	Retail Class	—
Net increase (decrease) from shareholder transactions		5,008,454
Net increase (decrease) in net assets		5,483,958
NET ASSETS
Beginning of period		—
End of period		$5,483,958

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	350,790
	Advisor Class	50,000
	Premier Class	50,001
	Retirement Class	50,004
	Retail Class	—
Shares reinvested:	Institutional Class	—
	Advisor Class	—
	Premier Class	—
	Retirement Class	—
	Retail Class	—
Shares redeemed:	Institutional Class	(2)
	Advisor Class	—
	Premier Class	(1)
	Retirement Class	(4)
	Retail Class	—
Net increase (decrease) from shareholder transactions		500,788
§	For the period September 30, 2020 to November 30, 2020.

72	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

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TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	73

Financial highlights

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate

LIFECYCLE RETIREMENT INCOME FUND
Institutional Class:	11/30/20	#	$11.52	$0.08		$ 1.13		$ 1.21	$(0.08)	$ —	$(0.08)	$12.65	10.58%[b]		$234,674		0.44%[c,g]		0.31%[c,g]		1.34%[c]		28%[b]
	5/31/20		11.29	0.33		0.36		0.69	(0.29)	(0.17)	(0.46)	11.52	6.14		219,016		0.48	[g]	0.33	[g]	2.84		30
	5/31/19		11.68	0.29		(0.04)		0.25	(0.32)	(0.32)	(0.64)	11.29	2.48		192,832		0.38	[f]	0.22	[f]	2.52		25
	5/31/18		11.40	0.26		0.43		0.69	(0.31)	(0.10)	(0.41)	11.68	6.02		202,413		0.15	[e]	0.00	[e]	2.24		18
	5/31/17		10.87	0.24		0.72		0.96	(0.27)	(0.16)	(0.43)	11.40	9.09		179,048		0.16	[e]	0.00	[e]	2.14		21
	5/31/16		11.38	0.22		(0.27)		(0.05)	(0.26)	(0.20)	(0.46)	10.87	(0.29)		131,032		0.15	[e]	0.00	[e]	2.02		18
Advisor Class:	11/30/20	#	11.52	0.08		1.13		1.21	(0.08)	—	(0.08)	12.65	10.53	[b]	342		0.52	[c,g]	0.38	[c,g]	1.27	[c]	28	[b]
	5/31/20		11.29	0.32		0.36		0.68	(0.28)	(0.17)	(0.45)	11.52	6.04		310		0.57	[g]	0.42	[g]	2.74		30
	5/31/19		11.68	0.30		(0.05)		0.25	(0.32)	(0.32)	(0.64)	11.29	2.43		296		0.47	[f]	0.31	[f]	2.68		25
	5/31/18		11.41	0.25		0.43		0.68	(0.31)	(0.10)	(0.41)	11.68	5.91		216		0.18	[e]	0.03	[e]	2.14		18
	5/31/17		10.88	0.24		0.72		0.96	(0.27)	(0.16)	(0.43)	11.41	9.07		107		0.17	[e]	0.02	[e]	2.14		21
	5/31/16	‡	11.10	0.08		0.08		0.16	(0.18)	(0.20)	(0.38)	10.88	1.57	[b]	102		0.18	[c,e]	0.03	[c,e]	1.62	[c]	18
Premier Class:	11/30/20	#	11.51	0.07		1.13		1.20	(0.07)	—	(0.07)	12.64	10.51	[b]	18,115		0.59	[c,g]	0.46	[c,g]	1.19	[c]	28	[b]
	5/31/20		11.28	0.31		0.36		0.67	(0.27)	(0.17)	(0.44)	11.51	5.97		17,410		0.63	[g]	0.48	[g]	2.69		30
	5/31/19		11.67	0.27		(0.03)		0.24	(0.31)	(0.32)	(0.63)	11.28	2.33		28,947		0.53	[f]	0.37	[f]	2.40		25
	5/31/18		11.40	0.25		0.42		0.67	(0.30)	(0.10)	(0.40)	11.67	5.77		36,733		0.30	[e]	0.15	[e]	2.11		18
	5/31/17		10.87	0.22		0.73		0.95	(0.26)	(0.16)	(0.42)	11.40	8.93		37,047		0.31	[e]	0.15	[e]	2.01		21
	5/31/16		11.37	0.20		(0.26)		(0.06)	(0.24)	(0.20)	(0.44)	10.87	(0.35)		30,459		0.30	[e]	0.15	[e]	1.87		18
Retirement Class:	11/30/20	#	11.49	0.07		1.12		1.19	(0.07)	—	(0.07)	12.61	10.39	[b]	190,553		0.69	[c,g]	0.56	[c,g]	1.09	[c]	28	[b]
	5/31/20		11.26	0.30		0.36		0.66	(0.26)	(0.17)	(0.43)	11.49	5.88		179,106		0.73	[g]	0.58	[g]	2.59		30
	5/31/19		11.65	0.26		(0.04)		0.22	(0.29)	(0.32)	(0.61)	11.26	2.23		179,625		0.63	[f]	0.48	[f]	2.27		25
	5/31/18		11.38	0.23		0.43		0.66	(0.29)	(0.10)	(0.39)	11.65	5.68		192,819		0.40	[e]	0.25	[e]	2.00		18
	5/31/17		10.85	0.21		0.72		0.93	(0.24)	(0.16)	(0.40)	11.38	8.84		174,950		0.41	[e]	0.25	[e]	1.89		21
	5/31/16		11.35	0.19		(0.26)		(0.07)	(0.23)	(0.20)	(0.43)	10.85	(0.45)		143,639		0.45	[e]	0.25	[e]	1.77		18
Retail Class:	11/30/20	#	11.51	0.07		1.12		1.19	(0.07)	—	(0.07)	12.63	10.37	[b]	134,123		0.72	[c,g]	0.56	[c,g]	1.09	[c]	28	[b]
	5/31/20		11.27	0.30		0.37		0.67	(0.26)	(0.17)	(0.43)	11.51	5.97		122,730		0.75	[g]	0.58	[g]	2.58		30
	5/31/19		11.66	0.26		(0.04)		0.22	(0.29)	(0.32)	(0.61)	11.27	2.14		117,869		0.66	[f]	0.48	[f]	2.28		25
	5/31/18		11.39	0.23		0.43		0.66	(0.29)	(0.10)	(0.39)	11.66	5.76		115,783		0.43	[e]	0.25	[e]	2.00		18
	5/31/17		10.86	0.21		0.72		0.93	(0.24)	(0.16)	(0.40)	11.39	8.82		104,158		0.44	[e]	0.25	[e]	1.90		21
	5/31/16		11.36	0.19		(0.26)		(0.07)	(0.23)	(0.20)	(0.43)	10.86	(0.45)		91,818		0.43	[e]	0.25	[e]	1.77		18

74	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	75

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2010 FUND
Institutional Class:	11/30/20	#	$11.27	$0.08		$ 1.12		$ 1.20	$ —	$ —	$ —	$12.47	10.65%[b]		$768,840		0.44%[c,g]		0.31%[c,g]		1.33%[c]		24%[b]
	5/31/20		11.14	0.32		0.38		0.70	(0.30)	(0.27)	(0.57)	11.27	6.29		720,990		0.46	[g]	0.33	[g]	2.85		28
	5/31/19		11.65	0.28		(0.06)		0.22	(0.35)	(0.38)	(0.73)	11.14	2.26		675,843		0.35	[f]	0.23	[f]	2.50		22
	5/31/18		11.48	0.26		0.47		0.73	(0.33)	(0.23)	(0.56)	11.65	6.45		698,687		0.12	[e]	0.00	[e]	2.23		21
	5/31/17		10.93	0.24		0.77		1.01	(0.28)	(0.18)	(0.46)	11.48	9.59		639,496		0.12	[e]	0.00	[e]	2.11		26
	5/31/16		11.58	0.22		(0.30)		(0.08)	(0.27)	(0.30)	(0.57)	10.93	(0.44)		536,150		0.12	[e]	0.00	[e]	2.02		19
Advisor Class:	11/30/20	#	11.30	0.08		1.12		1.20	—	—	—	12.50	10.62	[b]	164		0.48	[c,g]	0.35	[c,g]	1.28	[c]	24	[b]
	5/31/20		11.15	0.19		0.53		0.72	(0.30)	(0.27)	(0.57)	11.30	6.45		144		0.56	[g]	0.37	[g]	1.67		28
	5/31/19		11.66	0.27		(0.06)		0.21	(0.34)	(0.38)	(0.72)	11.15	2.33		131		0.39	[f]	0.27	[f]	2.39		22
	5/31/18		11.48	0.26		0.48		0.74	(0.33)	(0.23)	(0.56)	11.66	6.44		117		0.13	[e]	0.01	[e]	2.24		21
	5/31/17		10.93	0.24		0.77		1.01	(0.28)	(0.18)	(0.46)	11.48	9.57		108		0.14	[e]	0.02	[e]	2.13		26
	5/31/16	‡	11.37	0.08		0.05		0.13	(0.27)	(0.30)	(0.57)	10.93	1.39	[b]	103		0.15	[c,e]	0.03	[c,e]	1.59	[c]	19
Premier Class:	11/30/20	#	11.24	0.07		1.12		1.19	—	—	—	12.43	10.59	[b]	76,697		0.59	[c,g]	0.46	[c,g]	1.18	[c]	24	[b]
	5/31/20		11.11	0.31		0.37		0.68	(0.28)	(0.27)	(0.55)	11.24	6.10		73,048		0.61	[g]	0.48	[g]	2.68		28
	5/31/19		11.62	0.27		(0.07)		0.20	(0.33)	(0.38)	(0.71)	11.11	2.10		112,673		0.50	[f]	0.37	[f]	2.39		22
	5/31/18		11.45	0.24		0.47		0.71	(0.31)	(0.23)	(0.54)	11.62	6.31		147,851		0.27	[e]	0.15	[e]	2.09		21
	5/31/17		10.90	0.22		0.78		1.00	(0.27)	(0.18)	(0.45)	11.45	9.45		150,928		0.27	[e]	0.15	[e]	2.00		26
	5/31/16		11.55	0.20		(0.29)		(0.09)	(0.26)	(0.30)	(0.56)	10.90	(0.58)		141,824		0.27	[e]	0.15	[e]	1.87		19
Retirement Class:	11/30/20	#	13.48	0.08		1.34		1.42	—	—	—	14.90	10.53	[b]	376,188		0.69	[c,g]	0.56	[c,g]	1.08	[c]	24	[b]
	5/31/20		13.22	0.35		0.45		0.80	(0.27)	(0.27)	(0.54)	13.48	6.02		353,355		0.71	[g]	0.58	[g]	2.58		28
	5/31/19		13.68	0.30		(0.07)		0.23	(0.31)	(0.38)	(0.69)	13.22	2.01		374,999		0.60	[f]	0.48	[f]	2.26		22
	5/31/18		13.39	0.27		0.55		0.82	(0.30)	(0.23)	(0.53)	13.68	6.16		409,891		0.37	[e]	0.25	[e]	1.97		21
	5/31/17		12.66	0.25		0.91		1.16	(0.25)	(0.18)	(0.43)	13.39	9.42		434,448		0.37	[e]	0.25	[e]	1.90		26
	5/31/16		13.33	0.22		(0.35)		(0.13)	(0.24)	(0.30)	(0.54)	12.66	(0.80)		422,969		0.42	[e]	0.25	[e]	1.76		19

76	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	77

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2015 FUND
Institutional Class:	11/30/20	#	$ 9.62	$0.06		$ 1.06		$ 1.12	$ —	$ —	$ —	$10.74	11.64%[b]		$1,161,231		0.44%[c,g]		0.32%[c,g]		1.25%[c]		23%[b]
	5/31/20		9.45	0.27		0.34		0.61	(0.26)	(0.18)	(0.44)	9.62	6.43		1,088,594		0.46	[g]	0.34	[g]	2.80		26
	5/31/19		10.05	0.24		(0.10)		0.14	(0.30)	(0.44)	(0.74)	9.45	1.89		1,061,156		0.35	[f]	0.23	[f]	2.43		21
	5/31/18		9.97	0.22		0.48		0.70	(0.29)	(0.33)	(0.62)	10.05	7.09		1,070,488		0.12	[e]	0.00	[e]	2.18		19
	5/31/17		9.61	0.20		0.77		0.97	(0.26)	(0.35)	(0.61)	9.97	10.51		988,229		0.12	[e]	0.00	[e]	2.10		25
	5/31/16		10.56	0.20		(0.32)		(0.12)	(0.25)	(0.58)	(0.83)	9.61	(0.79)		856,233		0.12	[e]	0.00	[e]	2.01		18
Advisor Class:	11/30/20	#	9.61	0.06		1.06		1.12	—	—	—	10.73	11.65	[b]	245		0.52	[c,g]	0.39	[c,g]	1.16	[c]	23	[b]
	5/31/20		9.45	0.26		0.34		0.60	(0.26)	(0.18)	(0.44)	9.61	6.29		185		0.55	[g]	0.39	[g]	2.66		26
	5/31/19		10.05	0.23		(0.09)		0.14	(0.30)	(0.44)	(0.74)	9.45	1.88		126		0.38	[f]	0.26	[f]	2.38		21
	5/31/18		9.96	0.22		0.49		0.71	(0.29)	(0.33)	(0.62)	10.05	7.16		107		0.13	[e]	0.02	[e]	2.19		19
	5/31/17		9.61	0.20		0.75		0.95	(0.25)	(0.35)	(0.60)	9.96	10.38		106		0.15	[e]	0.03	[e]	2.10		25
	5/31/16	‡	10.35	0.07		0.02		0.09	(0.25)	(0.58)	(0.83)	9.61	1.21	[b]	102		0.14	[c,e]	0.02	[c,e]	1.54	[c]	18
Premier Class:	11/30/20	#	9.57	0.06		1.05		1.11	—	—	—	10.68	11.60	[b]	109,853		0.59	[c,g]	0.47	[c,g]	1.10	[c]	23	[b]
	5/31/20		9.41	0.25		0.33		0.58	(0.24)	(0.18)	(0.42)	9.57	6.14		107,025		0.61	[g]	0.49	[g]	2.61		26
	5/31/19		10.01	0.22		(0.09)		0.13	(0.29)	(0.44)	(0.73)	9.41	1.83		173,266		0.49	[f]	0.37	[f]	2.31		21
	5/31/18		9.92	0.21		0.49		0.70	(0.28)	(0.33)	(0.61)	10.01	6.96		235,104		0.27	[e]	0.15	[e]	2.04		19
	5/31/17		9.57	0.19		0.75		0.94	(0.24)	(0.35)	(0.59)	9.92	10.28		256,577		0.27	[e]	0.15	[e]	1.97		25
	5/31/16		10.52	0.18		(0.31)		(0.13)	(0.24)	(0.58)	(0.82)	9.57	(0.94)		227,814		0.27	[e]	0.15	[e]	1.87		18
Retirement Class:	11/30/20	#	12.13	0.06		1.34		1.40	—	—	—	13.53	11.54	[b]	508,546		0.69	[c,g]	0.57	[c,g]	1.00	[c]	23	[b]
	5/31/20		11.82	0.31		0.41		0.72	(0.23)	(0.18)	(0.41)	12.13	6.06		492,656		0.71	[g]	0.59	[g]	2.54		26
	5/31/19		12.37	0.26		(0.10)		0.16	(0.27)	(0.44)	(0.71)	11.82	1.74		548,992		0.60	[f]	0.48	[f]	2.19		21
	5/31/18		12.12	0.24		0.60		0.84	(0.26)	(0.33)	(0.59)	12.37	6.87		635,454		0.37	[e]	0.25	[e]	1.93		19
	5/31/17		11.56	0.22		0.92		1.14	(0.23)	(0.35)	(0.58)	12.12	10.18		683,089		0.37	[e]	0.25	[e]	1.86		25
	5/31/16		12.53	0.21		(0.38)		(0.17)	(0.22)	(0.58)	(0.80)	11.56	(1.09)		665,990		0.42	[e]	0.25	[e]	1.76		18

78	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	79

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE 2020 FUND
Institutional Class:	11/30/20	#	$ 9.89	$0.06		$ 1.19	$ 1.25	$ —	$ —	$ —	$11.14	12.64%[b]		$2,602,179		0.44%[c,g]		0.32%[c,g]		1.17%[c]		24%[b]
	5/31/20		9.73	0.27		0.37	0.64	(0.25)	(0.23)	(0.48)	9.89	6.43		2,374,405		0.47	[g]	0.35	[g]	2.75		26
	5/31/19		10.43	0.23		(0.13)	0.10	(0.31)	(0.49)	(0.80)	9.73	1.45		2,247,877		0.36	[f]	0.24	[f]	2.33		23
	5/31/18		10.22	0.22		0.61	0.83	(0.30)	(0.32)	(0.62)	10.43	8.07		2,188,054		0.11	[e]	0.00	[e]	2.11		17
	5/31/17		9.77	0.20		0.88	1.08	(0.25)	(0.38)	(0.63)	10.22	11.57		1,894,346		0.11	[e]	0.00	[e]	2.04		21
	5/31/16		10.72	0.20		(0.36)	(0.16)	(0.25)	(0.54)	(0.79)	9.77	(1.26)		1,521,819		0.12	[e]	0.00	[e]	1.98		14
Advisor Class:	11/30/20	#	9.89	0.06		1.19	1.25	—	—	—	11.14	12.64	[b]	121		0.47	[c,g]	0.35	[c,g]	1.17	[c]	24	[b]
	5/31/20		9.73	0.26		0.38	0.64	(0.25)	(0.23)	(0.48)	9.89	6.42		352		0.51	[g]	0.39	[g]	2.61		26
	5/31/19		10.42	0.23		(0.13)	0.10	(0.30)	(0.49)	(0.79)	9.73	1.39		200		0.35	[f]	0.24	[f]	2.32		23
	5/31/18		10.21	0.19		0.64	0.83	(0.30)	(0.32)	(0.62)	10.42	8.17		226		0.17	[e]	0.06	[e]	1.85		17
	5/31/17		9.76	0.21		0.87	1.08	(0.25)	(0.38)	(0.63)	10.21	11.56		107		0.13	[e]	0.02	[e]	2.06		21
	5/31/16	‡	10.48	0.07		(0.01)	0.06	(0.24)	(0.54)	(0.78)	9.76	0.88	[b]	102		0.14	[c,e]	0.03	[c,e]	1.43	[c]	14
Premier Class:	11/30/20	#	9.87	0.05		1.19	1.24	—	—	—	11.11	12.56	[b]	250,454		0.59	[c,g]	0.47	[c,g]	1.02	[c]	24	[b]
	5/31/20		9.70	0.25		0.38	0.63	(0.23)	(0.23)	(0.46)	9.87	6.35		249,364		0.62	[g]	0.50	[g]	2.53		26
	5/31/19		10.40	0.22		(0.14)	0.08	(0.29)	(0.49)	(0.78)	9.70	1.27		401,306		0.50	[f]	0.38	[f]	2.21		23
	5/31/18		10.19	0.21		0.61	0.82	(0.29)	(0.32)	(0.61)	10.40	7.94		503,806		0.26	[e]	0.15	[e]	1.97		17
	5/31/17		9.74	0.19		0.87	1.06	(0.23)	(0.38)	(0.61)	10.19	11.44		513,388		0.26	[e]	0.15	[e]	1.90		21
	5/31/16		10.69	0.18		(0.36)	(0.18)	(0.23)	(0.54)	(0.77)	9.74	(1.42)		438,819		0.27	[e]	0.15	[e]	1.83		14
Retirement Class:	11/30/20	#	12.79	0.06		1.53	1.59	—	—	—	14.38	12.43	[b]	1,011,286		0.69	[c,g]	0.57	[c,g]	0.92	[c]	24	[b]
	5/31/20		12.45	0.32		0.47	0.79	(0.22)	(0.23)	(0.45)	12.79	6.21		947,495		0.72	[g]	0.60	[g]	2.50		26
	5/31/19		13.10	0.27		(0.16)	0.11	(0.27)	(0.49)	(0.76)	12.45	1.18		1,032,037		0.60	[f]	0.49	[f]	2.09		23
	5/31/18		12.69	0.24		0.76	1.00	(0.27)	(0.32)	(0.59)	13.10	7.89		1,146,465		0.36	[e]	0.25	[e]	1.86		17
	5/31/17		11.98	0.22		1.09	1.31	(0.22)	(0.38)	(0.60)	12.69	11.33		1,151,160		0.36	[e]	0.25	[e]	1.80		21
	5/31/16		12.96	0.21		(0.44)	(0.23)	(0.21)	(0.54)	(0.75)	11.98	(1.54)		1,033,003		0.42	[e]	0.25	[e]	1.73		14

80	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	81

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE 2025 FUND
Institutional Class:	11/30/20	#	$10.04	$0.05		$ 1.39	$ 1.44	$ —	$ —	$ —	$11.48	14.34%[b]		$3,559,538		0.45%[c,g]		0.33%[c,g]		1.00%[c]		27%[b]
	5/31/20		9.89	0.27		0.40	0.67	(0.25)	(0.27)	(0.52)	10.04	6.59		3,142,487		0.48	[g]	0.36	[g]	2.66		28
	5/31/19		10.68	0.22		(0.21)	0.01	(0.30)	(0.50)	(0.80)	9.89	0.58		2,786,751		0.37	[f]	0.25	[f]	2.18		20
	5/31/18		10.33	0.21		0.75	0.96	(0.30)	(0.31)	(0.61)	10.68	9.46		2,580,691		0.11	[e]	0.00	[e]	2.00		16
	5/31/17		9.76	0.20		1.01	1.21	(0.24)	(0.40)	(0.64)	10.33	12.89		2,135,802		0.11	[e]	0.00	[e]	1.97		20
	5/31/16		10.81	0.19		(0.43)	(0.24)	(0.24)	(0.57)	(0.81)	9.76	(1.96)		1,633,946		0.12	[e]	0.00	[e]	1.96		11
Advisor Class:	11/30/20	#	10.03	0.05		1.39	1.44	—	—	—	11.47	14.36	[b]	156		0.49	[c,g]	0.36	[c,g]	0.97	[c]	27	[b]
	5/31/20		9.88	0.27		0.39	0.66	(0.24)	(0.27)	(0.51)	10.03	6.55		133		0.54	[g]	0.42	[g]	2.66		28
	5/31/19		10.68	0.22		(0.22)	0.00	(0.30)	(0.50)	(0.80)	9.88	0.53		125		0.40	[f]	0.28	[f]	2.18		20
	5/31/18		10.33	0.21		0.75	0.96	(0.30)	(0.31)	(0.61)	10.68	9.30		133		0.17	[e]	0.05	[e]	1.96		16
	5/31/17		9.76	0.20		1.00	1.20	(0.23)	(0.40)	(0.63)	10.33	12.86		125		0.15	[e]	0.04	[e]	1.97		20
	5/31/16	‡	10.54	0.06		(0.03)	0.03	(0.24)	(0.57)	(0.81)	9.76	0.54	[b]	102		0.14	[c,e]	0.02	[c,e]	1.31	[c]	11
Premier Class:	11/30/20	#	9.99	0.05		1.37	1.42	—	—	—	11.41	14.21	[b]	313,987		0.60	[c,g]	0.48	[c,g]	0.85	[c]	27	[b]
	5/31/20		9.84	0.24		0.40	0.64	(0.22)	(0.27)	(0.49)	9.99	6.41		295,668		0.63	[g]	0.51	[g]	2.39		28
	5/31/19		10.63	0.21		(0.22)	(0.01)	(0.28)	(0.50)	(0.78)	9.84	0.51		488,247		0.51	[f]	0.39	[f]	2.06		20
	5/31/18		10.28	0.20		0.75	0.95	(0.29)	(0.31)	(0.60)	10.63	9.24		573,643		0.26	[e]	0.15	[e]	1.86		16
	5/31/17		9.72	0.18		1.00	1.18	(0.22)	(0.40)	(0.62)	10.28	12.67		573,869		0.26	[e]	0.15	[e]	1.84		20
	5/31/16		10.76	0.18		(0.42)	(0.24)	(0.23)	(0.57)	(0.80)	9.72	(2.02)		469,798		0.27	[e]	0.15	[e]	1.82		11
Retirement Class:	11/30/20	#	13.14	0.05		1.81	1.86	—	—	—	15.00	14.16	[b]	1,200,974		0.70	[c,g]	0.58	[c,g]	0.76	[c]	27	[b]
	5/31/20		12.79	0.32		0.51	0.83	(0.21)	(0.27)	(0.48)	13.14	6.40		1,103,642		0.73	[g]	0.61	[g]	2.39		28
	5/31/19		13.57	0.26		(0.27)	(0.01)	(0.27)	(0.50)	(0.77)	12.79	0.33		1,131,196		0.61	[f]	0.50	[f]	1.95		20
	5/31/18		12.97	0.24		0.94	1.18	(0.27)	(0.31)	(0.58)	13.57	9.12		1,220,041		0.36	[e]	0.25	[e]	1.75		16
	5/31/17		12.10	0.22		1.26	1.48	(0.21)	(0.40)	(0.61)	12.97	12.60		1,164,361		0.36	[e]	0.25	[e]	1.74		20
	5/31/16		13.19	0.21		(0.52)	(0.31)	(0.21)	(0.57)	(0.78)	12.10	(2.17)		1,000,951		0.42	[e]	0.25	[e]	1.71		11

82	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	83

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE 2030 FUND
Institutional Class:	11/30/20	#	$10.01	$0.05		$ 1.55	$ 1.60	$ —	$ —	$ —	$11.61	15.98%[b]	$3,731,966		0.46%[c,g]		0.34%[c,g]		0.83%[c]		30%[b]
	5/31/20		9.87	0.26		0.42	0.68	(0.23)	(0.31)	(0.54)	10.01	6.69	3,244,106		0.49	[g]	0.37	[g]	2.57		26
	5/31/19		10.78	0.21		(0.29)	(0.08)	(0.30)	(0.53)	(0.83)	9.87	(0.25)	2,793,594		0.38	[f]	0.26	[f]	2.03		20
	5/31/18		10.33	0.20		0.90	1.10	(0.31)	(0.34)	(0.65)	10.78	10.76	2,626,467		0.11	[e]	0.00	[e]	1.89		12
	5/31/17		9.68	0.19		1.12	1.31	(0.23)	(0.43)	(0.66)	10.33	14.06	2,139,891		0.11	[e]	0.00	[e]	1.90		20
	5/31/16		10.81	0.19		(0.49)	(0.30)	(0.24)	(0.59)	(0.83)	9.68	(2.51)	1,645,188		0.12	[e]	0.00	[e]	1.93		12
Advisor Class:	11/30/20	#	10.01	0.04		1.56	1.60	—	—	—	11.61	15.98 [b]	466		0.53	[c,g]	0.40	[c,g]	0.75	[c]	30	[b]
	5/31/20		9.87	0.20		0.47	0.67	(0.22)	(0.31)	(0.53)	10.01	6.65	317		0.56	[g]	0.44	[g]	2.02		26
	5/31/19		10.78	0.21		(0.30)	(0.09)	(0.29)	(0.53)	(0.82)	9.87	(0.32)	117		0.43	[f]	0.32	[f]	2.01		20
	5/31/18		10.34	0.20		0.89	1.09	(0.31)	(0.34)	(0.65)	10.78	10.63	124		0.15	[e]	0.04	[e]	1.88		12
	5/31/17		9.68	0.19		1.12	1.31	(0.22)	(0.43)	(0.65)	10.34	14.15	109		0.13	[e]	0.02	[e]	1.92		20
	5/31/16	‡	10.52	0.05		(0.06)	(0.01)	(0.24)	(0.59)	(0.83)	9.68	0.15 [b]	102		0.14	[c,e]	0.03	[c,e]	1.19	[c]	12
Premier Class:	11/30/20	#	9.96	0.04		1.55	1.59	—	—	—	11.55	15.96 [b]	340,314		0.61	[c,g]	0.49	[c,g]	0.68	[c]	30	[b]
	5/31/20		9.82	0.23		0.42	0.65	(0.20)	(0.31)	(0.51)	9.96	6.52	310,511		0.64	[g]	0.52	[g]	2.26		26
	5/31/19		10.73	0.20		(0.30)	(0.10)	(0.28)	(0.53)	(0.81)	9.82	(0.33)	505,271		0.52	[f]	0.40	[f]	1.90		20
	5/31/18		10.28	0.19		0.89	1.08	(0.29)	(0.34)	(0.63)	10.73	10.56	585,462		0.26	[e]	0.15	[e]	1.76		12
	5/31/17		9.64	0.17		1.11	1.28	(0.21)	(0.43)	(0.64)	10.28	13.85	562,680		0.26	[e]	0.15	[e]	1.76		20
	5/31/16		10.77	0.18		(0.50)	(0.32)	(0.22)	(0.59)	(0.81)	9.64	(2.67)	458,645		0.27	[e]	0.15	[e]	1.80		12
Retirement Class:	11/30/20	#	13.39	0.04		2.09	2.13	—	—	—	15.52	15.91 [b]	1,197,942		0.71	[c,g]	0.59	[c,g]	0.58	[c]	30	[b]
	5/31/20		13.04	0.31		0.54	0.85	(0.19)	(0.31)	(0.50)	13.39	6.42	1,064,906		0.74	[g]	0.62	[g]	2.29		26
	5/31/19		13.96	0.24		(0.37)	(0.13)	(0.26)	(0.53)	(0.79)	13.04	(0.54)	1,062,709		0.62	[f]	0.50	[f]	1.79		20
	5/31/18		13.21	0.23		1.14	1.37	(0.28)	(0.34)	(0.62)	13.96	10.43	1,139,069		0.36	[e]	0.25	[e]	1.64		12
	5/31/17		12.20	0.21		1.43	1.64	(0.20)	(0.43)	(0.63)	13.21	13.83	1,064,614		0.36	[e]	0.25	[e]	1.66		20
	5/31/16		13.39	0.21		(0.60)	(0.39)	(0.21)	(0.59)	(0.80)	12.20	(2.73)	885,365		0.42	[e]	0.25	[e]	1.69		12

84	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	85

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE 2035 FUND
Institutional Class:	11/30/20	#	$10.07	$0.04		$ 1.75	$ 1.79	$ —	$ —	$ —	$11.86	17.78%[b]	$3,922,253		0.47%[c,g]		0.34%[c,g]		0.67%[c]		33%[b]
	5/31/20		9.97	0.25		0.44	0.69	(0.23)	(0.36)	(0.59)	10.07	6.67	3,369,098		0.50	[g]	0.38	[g]	2.48		23
	5/31/19		10.99	0.20		(0.38)	(0.18)	(0.29)	(0.55)	(0.84)	9.97	(1.08)	2,855,455		0.38	[f]	0.27	[f]	1.87		17
	5/31/18		10.44	0.19		1.04	1.23	(0.31)	(0.37)	(0.68)	10.99	11.98	2,729,789		0.11	[e]	0.00	[e]	1.76		13
	5/31/17		9.68	0.18		1.24	1.42	(0.21)	(0.45)	(0.66)	10.44	15.36	2,238,549		0.11	[e]	0.00	[e]	1.79		21
	5/31/16		10.92	0.18		(0.55)	(0.37)	(0.22)	(0.65)	(0.87)	9.68	(3.08)	1,721,118		0.12	[e]	0.00	[e]	1.82		11
Advisor Class:	11/30/20	#	10.06	0.03		1.75	1.78	—	—	—	11.84	17.69 [b]	427		0.55	[c,g]	0.42	[c,g]	0.59	[c]	33	[b]
	5/31/20		9.96	0.28		0.40	0.68	(0.22)	(0.36)	(0.58)	10.06	6.64	363		0.58	[g]	0.46	[g]	2.74		23
	5/31/19		10.98	0.20		(0.38)	(0.18)	(0.29)	(0.55)	(0.84)	9.96	(1.11)	110		0.40	[f]	0.29	[f]	1.89		17
	5/31/18		10.43	0.19		1.04	1.23	(0.31)	(0.37)	(0.68)	10.98	11.96	121		0.15	[e]	0.04	[e]	1.74		13
	5/31/17		9.68	0.18		1.23	1.41	(0.21)	(0.45)	(0.66)	10.43	15.24	114		0.13	[e]	0.02	[e]	1.82		21
	5/31/16	‡	10.60	0.04		(0.09)	(0.05)	(0.22)	(0.65)	(0.87)	9.68	(0.17)[b]	102		0.14	[c,e]	0.03	[c,e]	0.99	[c]	11
Premier Class:	11/30/20	#	10.04	0.03		1.74	1.77	—	—	—	11.81	17.63 [b]	357,117		0.62	[c,g]	0.49	[c,g]	0.51	[c]	33	[b]
	5/31/20		9.93	0.22		0.45	0.67	(0.20)	(0.36)	(0.56)	10.04	6.59	324,978		0.65	[g]	0.53	[g]	2.14		23
	5/31/19		10.95	0.18		(0.38)	(0.20)	(0.27)	(0.55)	(0.82)	9.93	(1.25)	550,501		0.52	[f]	0.41	[f]	1.75		17
	5/31/18		10.41	0.18		1.03	1.21	(0.30)	(0.37)	(0.67)	10.95	11.76	627,471		0.26	[e]	0.15	[e]	1.63		13
	5/31/17		9.65	0.16		1.25	1.41	(0.20)	(0.45)	(0.65)	10.41	15.25	592,434		0.26	[e]	0.15	[e]	1.65		21
	5/31/16		10.90	0.17		(0.56)	(0.39)	(0.21)	(0.65)	(0.86)	9.65	(3.33)	467,084		0.27	[e]	0.15	[e]	1.68		11
Retirement Class:	11/30/20	#	13.78	0.03		2.39	2.42	—	—	—	16.20	17.56 [b]	1,099,034		0.72	[c,g]	0.59	[c,g]	0.42	[c]	33	[b]
	5/31/20		13.44	0.31		0.58	0.89	(0.19)	(0.36)	(0.55)	13.78	6.48	978,160		0.75	[g]	0.63	[g]	2.21		23
	5/31/19		14.50	0.23		(0.49)	(0.26)	(0.25)	(0.55)	(0.80)	13.44	(1.37)	980,659		0.63	[f]	0.51	[f]	1.63		17
	5/31/18		13.58	0.22		1.35	1.57	(0.28)	(0.37)	(0.65)	14.50	11.67	1,038,703		0.36	[e]	0.25	[e]	1.51		13
	5/31/17		12.40	0.20		1.61	1.81	(0.18)	(0.45)	(0.63)	13.58	15.10	970,096		0.36	[e]	0.25	[e]	1.55		21
	5/31/16		13.73	0.20		(0.69)	(0.49)	(0.19)	(0.65)	(0.84)	12.40	(3.36)	808,408		0.42	[e]	0.25	[e]	1.58		11

86	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	87

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss)		rate

LIFECYCLE 2040 FUND
Institutional Class:	11/30/20	#	$ 9.99	$ 0.03		$ 1.90	$ 1.93	$ —	$ —	$ —	$ 11.92	19.32%[b]	$4,629,413		0.48%[c,g]		0.34%[c,g]		0.46%[c]		35%[b]
	5/31/20		9.91	0.24		0.46	0.70	(0.20)	(0.42)	(0.62)	9.99	6.74	3,930,425		0.51	[g]	0.39	[g]	2.36		23
	5/31/19		11.15	0.18		(0.47)	(0.29)	(0.29)	(0.66)	(0.95)	9.91	(2.09)	3,346,627		0.39	[f]	0.27	[f]	1.68		18
	5/31/18		10.51	0.18		1.20	1.38	(0.32)	(0.42)	(0.74)	11.15	13.28	3,322,450		0.11	[e]	0.00	[e]	1.60		14
	5/31/17		9.67	0.17		1.37	1.54	(0.19)	(0.51)	(0.70)	10.51	16.65	2,799,289		0.11	[e]	0.00	[e]	1.67		25
	5/31/16		11.05	0.17		(0.62)	(0.45)	(0.21)	(0.72)	(0.93)	9.67	(3.83)	2,177,059		0.11	[e]	0.00	[e]	1.70		11
Advisor Class:	11/30/20	#	9.98	0.02		1.91	1.93	—	—	—	11.91	19.34 [b]	255		0.54	[c,g]	0.40	[c,g]	0.39	[c]	35	[b]
	5/31/20		9.90	0.23		0.47	0.70	(0.20)	(0.42)	(0.62)	9.98	6.70	204		0.57	[g]	0.45	[g]	2.27		23
	5/31/19		11.14	0.18		(0.48)	(0.30)	(0.28)	(0.66)	(0.94)	9.90	(2.13)	130		0.41	[f]	0.30	[f]	1.70		18
	5/31/18		10.50	0.18		1.20	1.38	(0.32)	(0.42)	(0.74)	11.14	13.27	117		0.14	[e]	0.03	[e]	1.62		14
	5/31/17		9.67	0.17		1.36	1.53	(0.19)	(0.51)	(0.70)	10.50	16.52	110		0.13	[e]	0.02	[e]	1.70		25
	5/31/16	‡	10.69	0.04		(0.13)	(0.09)	(0.21)	(0.72)	(0.93)	9.67	(0.60)[b]	102		0.14	[c,e]	0.03	[c,e]	0.78	[c]	11
Premier Class:	11/30/20	#	9.95	0.02		1.90	1.92	—	—	—	11.87	19.30 [b]	405,182		0.63	[c,g]	0.49	[c,g]	0.31	[c]	35	[b]
	5/31/20		9.87	0.20		0.48	0.68	(0.18)	(0.42)	(0.60)	9.95	6.55	372,625		0.66	[g]	0.54	[g]	1.97		23
	5/31/19		11.11	0.16		(0.47)	(0.31)	(0.27)	(0.66)	(0.93)	9.87	(2.28)	678,439		0.53	[f]	0.41	[f]	1.56		18
	5/31/18		10.47	0.16		1.20	1.36	(0.30)	(0.42)	(0.72)	11.11	13.17	781,576		0.26	[e]	0.15	[e]	1.48		14
	5/31/17		9.65	0.15		1.36	1.51	(0.18)	(0.51)	(0.69)	10.47	16.30	752,059		0.26	[e]	0.15	[e]	1.52		25
	5/31/16		11.02	0.15		(0.60)	(0.45)	(0.20)	(0.72)	(0.92)	9.65	(3.89)	597,044		0.26	[e]	0.15	[e]	1.56		11
Retirement Class:	11/30/20	#	14.05	0.02		2.68	2.70	—	—	—	16.75	19.22 [b]	1,321,922		0.73	[c,g]	0.59	[c,g]	0.21	[c]	35	[b]
	5/31/20		13.71	0.30		0.62	0.92	(0.16)	(0.42)	(0.58)	14.05	6.51	1,161,770		0.76	[g]	0.64	[g]	2.08		23
	5/31/19		15.03	0.21		(0.62)	(0.41)	(0.25)	(0.66)	(0.91)	13.71	(2.37)	1,176,223		0.63	[f]	0.52	[f]	1.44		18
	5/31/18		13.93	0.20		1.60	1.80	(0.28)	(0.42)	(0.70)	15.03	13.05	1,283,032		0.36	[e]	0.25	[e]	1.36		14
	5/31/17		12.61	0.19		1.80	1.99	(0.16)	(0.51)	(0.67)	13.93	16.29	1,182,985		0.36	[e]	0.25	[e]	1.43		25
	5/31/16		14.10	0.19		(0.78)	(0.59)	(0.18)	(0.72)	(0.90)	12.61	(4.03)	1,000,745		0.41	[e]	0.25	[e]	1.47		11

88	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	89

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE 2045 FUND
Institutional Class:	11/30/20	#	$11.98	$ 0.02		$ 2.50	$ 2.52	$ —	$ —	$ —	$ 14.50	21.04%[b]	$3,013,258		0.49%[c,g]		0.35%[c,g]		0.24%[c]		38%[b]
	5/31/20		11.89	0.28		0.55	0.83	(0.22)	(0.52)	(0.74)	11.98	6.60	2,441,105		0.52	[g]	0.40	[g]	2.25		19
	5/31/19		12.88	0.19		(0.59)	(0.40)	(0.30)	(0.29)	(0.59)	11.89	(2.79)	1,915,136		0.40	[f]	0.28	[f]	1.55		13
	5/31/18		11.73	0.19		1.44	1.63	(0.37)	(0.11)	(0.48)	12.88	13.96	1,756,138		0.11	[e]	0.00	[e]	1.52		11
	5/31/17		10.42	0.18		1.55	1.73	(0.14)	(0.28)	(0.42)	11.73	17.07	1,337,130		0.12	[e]	0.00	[e]	1.61		23
	5/31/16		11.44	0.18		(0.63)	(0.45)	(0.20)	(0.37)	(0.57)	10.42	(3.71)	922,057		0.12	[e]	0.00	[e]	1.68		8
Advisor Class:	11/30/20	#	11.99	0.01		2.50	2.51	—	—	—	14.50	20.93 [b]	188		0.52	[c,g]	0.39	[c,g]	0.20	[c]	38	[b]
	5/31/20		11.89	0.27		0.57	0.84	(0.22)	(0.52)	(0.74)	11.99	6.66	155		0.56	[g]	0.44	[g]	2.23		19
	5/31/19		12.88	0.20		(0.60)	(0.40)	(0.30)	(0.29)	(0.59)	11.89	(2.79)	117		0.39	[f]	0.28	[f]	1.57		13
	5/31/18		11.73	0.19		1.44	1.63	(0.37)	(0.11)	(0.48)	12.88	13.94	126		0.12	[e]	0.01	[e]	1.53		11
	5/31/17		10.42	0.18		1.55	1.73	(0.14)	(0.28)	(0.42)	11.73	17.05	115		0.13	[e]	0.01	[e]	1.64		23
	5/31/16	‡	11.08	0.04		(0.13)	(0.09)	(0.20)	(0.37)	(0.57)	10.42	(0.60)[b]	102		0.15	[c,e]	0.03	[c,e]	0.73	[c]	8
Premier Class:	11/30/20	#	11.93	0.01		2.48	2.49	—	—	—	14.42	20.87 [b]	269,386		0.64	[c,g]	0.50	[c,g]	0.08	[c]	38	[b]
	5/31/20		11.83	0.22		0.59	0.81	(0.19)	(0.52)	(0.71)	11.93	6.50	234,573		0.67	[g]	0.55	[g]	1.81		19
	5/31/19		12.82	0.17		(0.59)	(0.42)	(0.28)	(0.29)	(0.57)	11.83	(2.96)	435,004		0.54	[f]	0.42	[f]	1.41		13
	5/31/18		11.68	0.17		1.43	1.60	(0.35)	(0.11)	(0.46)	12.82	13.78	451,707		0.26	[e]	0.15	[e]	1.39		11
	5/31/17		10.38	0.16		1.55	1.71	(0.13)	(0.28)	(0.41)	11.68	16.88	390,630		0.27	[e]	0.15	[e]	1.47		23
	5/31/16		11.40	0.16		(0.62)	(0.46)	(0.19)	(0.37)	(0.56)	10.38	(3.86)	280,898		0.27	[e]	0.15	[e]	1.55		8
Retirement Class:	11/30/20	#	11.89	(0.00)[d]		2.47	2.47	—	—	—	14.36	20.77 [b]	728,718		0.74	[c,g]	0.60	[c,g]	(0.01)[c]		38	[b]
	5/31/20		11.80	0.24		0.56	0.80	(0.19)	(0.52)	(0.71)	11.89	6.40	621,730		0.77	[g]	0.65	[g]	1.98		19
	5/31/19		12.78	0.16		(0.58)	(0.42)	(0.27)	(0.29)	(0.56)	11.80	(3.00)	599,598		0.64	[f]	0.52	[f]	1.30		13
	5/31/18		11.65	0.16		1.42	1.58	(0.34)	(0.11)	(0.45)	12.78	13.62	609,733		0.36	[e]	0.25	[e]	1.27		11
	5/31/17		10.35	0.15		1.55	1.70	(0.12)	(0.28)	(0.40)	11.65	16.82	532,695		0.37	[e]	0.25	[e]	1.38		23
	5/31/16		11.37	0.15		(0.63)	(0.48)	(0.17)	(0.37)	(0.54)	10.35	(3.98)	402,825		0.42	[e]	0.25	[e]	1.45		8

90	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	91

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [j]	investment operations	investment income	realized gains	and distributions	end of period	Total return	period or year (in thousands	)	Gross expenses		Net expenses		income (loss	)	turnover rate

LIFECYCLE 2050 FUND
Institutional Class:	11/30/20	#	$12.05	$ 0.01		$ 2.55	$ 2.56	$ —	$ —	$ —	$14.61	21.24%[b]	$2,187,761		0.49%[c,g]		0.35%[c,g]		0.20%[c]		37%[b]
	5/31/20		11.94	0.28		0.56	0.84	(0.22)	(0.51)	(0.73)	12.05	6.70	1,730,080		0.52	[g]	0.40	[g]	2.24		18
	5/31/19		12.95	0.19		(0.61)	(0.42)	(0.30)	(0.29)	(0.59)	11.94	(2.97)	1,267,704		0.40	[f]	0.28	[f]	1.52		12
	5/31/18		11.77	0.19		1.47	1.66	(0.37)	(0.11)	(0.48)	12.95	14.16	1,131,187		0.12	[e]	0.00	[e]	1.49		10
	5/31/17		10.42	0.17		1.59	1.76	(0.14)	(0.27)	(0.41)	11.77	17.29	819,879		0.12	[e]	0.00	[e]	1.59		22
	5/31/16		11.42	0.17		(0.61)	(0.44)	(0.20)	(0.36)	(0.56)	10.42	(3.67)	550,907		0.13	[e]	0.00	[e]	1.66		9
Advisor Class:	11/30/20	#	12.04	0.01		2.56	2.57	—	—	—	14.61	21.35 [b]	143		0.50	[c,g]	0.35	[c,g]	0.20	[c]	37	[b]
	5/31/20		11.95	0.28		0.54	0.82	(0.22)	(0.51)	(0.73)	12.04	6.51	118		0.55	[g]	0.42	[g]	2.22		18
	5/31/19		12.95	0.19		(0.60)	(0.41)	(0.30)	(0.29)	(0.59)	11.95	(2.90)	117		0.40	[f]	0.28	[f]	1.55		12
	5/31/18		11.77	0.19		1.47	1.66	(0.37)	(0.11)	(0.48)	12.95	14.15	127		0.13	[e]	0.01	[e]	1.50		10
	5/31/17		10.42	0.18		1.58	1.76	(0.14)	(0.27)	(0.41)	11.77	17.27	115		0.14	[e]	0.01	[e]	1.62		22
	5/31/16	‡	11.06	0.03		(0.11)	(0.08)	(0.20)	(0.36)	(0.56)	10.42	(0.55)[b]	102		0.16	[c,e]	0.03	[c,e]	0.70	[c]	9
Premier Class:	11/30/20	#	12.00	0.00	[d]	2.54	2.54	—	—	—	14.54	21.17 [b]	176,416		0.64	[c,g]	0.50	[c,g]	0.05	[c]	37	[b]
	5/31/20		11.89	0.22		0.59	0.81	(0.19)	(0.51)	(0.70)	12.00	6.50	152,698		0.67	[g]	0.55	[g]	1.74		18
	5/31/19		12.89	0.17		(0.60)	(0.43)	(0.28)	(0.29)	(0.57)	11.89	(3.07)	319,987		0.55	[f]	0.43	[f]	1.38		12
	5/31/18		11.72	0.17		1.46	1.63	(0.35)	(0.11)	(0.46)	12.89	13.99	319,950		0.27	[e]	0.15	[e]	1.37		10
	5/31/17		10.39	0.16		1.57	1.73	(0.13)	(0.27)	(0.40)	11.72	16.99	269,303		0.27	[e]	0.15	[e]	1.45		22
	5/31/16		11.38	0.16		(0.60)	(0.44)	(0.19)	(0.36)	(0.55)	10.39	(3.73)	180,517		0.28	[e]	0.15	[e]	1.53		9
Retirement Class:	11/30/20	#	11.94	(0.00)[d]		2.53	2.53	—	—	—	14.47	21.19 [b]	501,248		0.74	[c,g]	0.60	[c,g]	(0.05)[c]		37	[b]
	5/31/20		11.85	0.24		0.55	0.79	(0.19)	(0.51)	(0.70)	11.94	6.33	424,505		0.77	[g]	0.65	[g]	1.95		18
	5/31/19		12.85	0.16		(0.60)	(0.44)	(0.27)	(0.29)	(0.56)	11.85	(3.19)	399,296		0.65	[f]	0.53	[f]	1.27		12
	5/31/18		11.68	0.16		1.46	1.62	(0.34)	(0.11)	(0.45)	12.85	13.93	396,498		0.37	[e]	0.25	[e]	1.25		10
	5/31/17		10.35	0.15		1.57	1.72	(0.12)	(0.27)	(0.39)	11.68	16.95	338,305		0.37	[e]	0.25	[e]	1.35		22
	5/31/16		11.35	0.15		(0.62)	(0.47)	(0.17)	(0.36)	(0.53)	10.35	(3.93)	243,273		0.43	[e]	0.25	[e]	1.44		9

92	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	93

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [j]	investment operations	investment income	realized gains	and distributions	end of period	Total return	period or year (in thousands	)	Gross expenses		Net expenses		income (loss	)	turnover rate

LIFECYCLE 2055 FUND
Institutional Class:	11/30/20	#	$13.77	$ 0.01		$ 2.95	$ 2.96	$ —	$ —	$ —	$16.73	21.50%[b]	$874,086		0.54%[c,g]		0.35%[c,g]		0.17%[c]		36%[b]
	5/31/20		13.61	0.31		0.63	0.94	(0.25)	(0.53)	(0.78)	13.77	6.56	653,177		0.54	[g]	0.40	[g]	2.24		18
	5/31/19		14.69	0.21		(0.70)	(0.49)	(0.33)	(0.26)	(0.59)	13.61	(3.04)	404,603		0.43	[f]	0.29	[f]	1.49		10
	5/31/18		13.31	0.21		1.67	1.88	(0.39)	(0.11)	(0.50)	14.69	14.29	307,441		0.14	[e]	0.00	[e]	1.45		9
	5/31/17		11.72	0.19		1.82	2.01	(0.17)	(0.25)	(0.42)	13.31	17.43	182,552		0.16	[e]	0.00	[e]	1.56		18
	5/31/16		12.77	0.19		(0.67)	(0.48)	(0.22)	(0.35)	(0.57)	11.72	(3.62)	97,784		0.19	[e]	0.00	[e]	1.62		24
Advisor Class:	11/30/20	#	13.77	0.01		2.95	2.96	—	—	—	16.73	21.50 [b]	147		0.52	[c,g]	0.36	[c,g]	0.16	[c]	36	[b]
	5/31/20		13.61	0.31		0.63	0.94	(0.25)	(0.53)	(0.78)	13.77	6.56	121		0.56	[g]	0.41	[g]	2.20		18
	5/31/19		14.69	0.22		(0.71)	(0.49)	(0.33)	(0.26)	(0.59)	13.61	(3.05)	119		0.42	[f]	0.28	[f]	1.52		10
	5/31/18		13.31	0.21		1.67	1.88	(0.39)	(0.11)	(0.50)	14.69	14.28	128		0.15	[e]	0.01	[e]	1.47		9
	5/31/17		11.72	0.20		1.80	2.00	(0.16)	(0.25)	(0.41)	13.31	17.41	116		0.18	[e]	0.02	[e]	1.59		18
	5/31/16	‡	12.36	0.04		(0.11)	(0.07)	(0.22)	(0.35)	(0.57)	11.72	(0.44)[b]	102		0.21	[c,e]	0.03	[c,e]	0.67	[c]	24
Premier Class:	11/30/20	#	13.72	0.00	[d]	2.94	2.94	—	—	—	16.66	21.43 [b]	76,926		0.65	[c,g]	0.50	[c,g]	0.02	[c]	36	[b]
	5/31/20		13.56	0.24		0.67	0.91	(0.22)	(0.53)	(0.75)	13.72	6.37	62,637		0.69	[g]	0.55	[g]	1.68		18
	5/31/19		14.63	0.19		(0.69)	(0.50)	(0.31)	(0.26)	(0.57)	13.56	(3.14)	135,603		0.57	[f]	0.43	[f]	1.35		10
	5/31/18		13.26	0.19		1.67	1.86	(0.38)	(0.11)	(0.49)	14.63	14.13	118,351		0.29	[e]	0.15	[e]	1.35		9
	5/31/17		11.68	0.17		1.81	1.98	(0.15)	(0.25)	(0.40)	13.26	17.27	84,446		0.31	[e]	0.15	[e]	1.42		18
	5/31/16		12.73	0.17		(0.66)	(0.49)	(0.21)	(0.35)	(0.56)	11.68	(3.76)	45,977		0.34	[e]	0.15	[e]	1.49		24
Retirement Class:	11/30/20	#	13.71	(0.01)		2.94	2.93	—	—	—	16.64	21.37 [b]	215,636		0.75	[c,g]	0.60	[c,g]	(0.08)[c]		36	[b]
	5/31/20		13.56	0.27		0.63	0.90	(0.22)	(0.53)	(0.75)	13.71	6.28	181,024		0.79	[g]	0.65	[g]	1.95		18
	5/31/19		14.63	0.17		(0.68)	(0.51)	(0.30)	(0.26)	(0.56)	13.56	(3.24)	155,354		0.67	[f]	0.53	[f]	1.24		10
	5/31/18		13.26	0.17		1.67	1.84	(0.36)	(0.11)	(0.47)	14.63	14.03	137,389		0.39	[e]	0.25	[e]	1.22		9
	5/31/17		11.69	0.16		1.80	1.96	(0.14)	(0.25)	(0.39)	13.26	17.06	101,070		0.41	[e]	0.25	[e]	1.31		18
	5/31/16		12.73	0.16		(0.66)	(0.50)	(0.19)	(0.35)	(0.54)	11.69	(3.81)	60,056		0.49	[e]	0.25	[e]	1.33		24

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Financial highlights	continued

TIAA-CREF Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [j]	investment operations	investment income	realized gains	and distributions	end of period	Total return	period or year (in thousands	)	Gross expenses		Net expenses		income (loss	)	turnover rate

LIFECYCLE 2060 FUND
Institutional Class:	11/30/20	#	$11.35	$ 0.01		$ 2.45	$ 2.46	$ —	$ —	$ —	$13.81	21.67%[b]	$223,347		0.54%[c,g]		0.35%[c,g]		0.14%[c]		37%[b]
	5/31/20		11.13	0.25		0.52	0.77	(0.21)	(0.34)	(0.55)	11.35	6.60	155,744		0.62	[g]	0.39	[g]	2.18		22
	5/31/19		12.02	0.18		(0.59)	(0.41)	(0.27)	(0.21)	(0.48)	11.13	(3.17)	81,477		0.55	[f]	0.29	[f]	1.54		36
	5/31/18		10.81	0.16		1.39	1.55	(0.29)	(0.05)	(0.34)	12.02	14.51	58,836		0.34	[e]	0.00	[e]	1.39		37
	5/31/17		9.51	0.14		1.50	1.64	(0.14)	(0.20)	(0.34)	10.81	17.52	19,932		0.75	[e]	0.00	[e]	1.44		79
	5/31/16		10.48	0.16		(0.55)	(0.39)	(0.19)	(0.39)	(0.58)	9.51	(3.52)	5,533		1.15	[e]	0.00	[e]	1.67		54
Advisor Class:	11/30/20	#	11.35	0.01		2.45	2.46	—	—	—	13.81	21.67 [b]	142		0.57	[c,g]	0.37	[c,g]	0.12	[c]	37	[b]
	5/31/20		11.13	0.25		0.51	0.76	(0.20)	(0.34)	(0.54)	11.35	6.60	117		0.66	[g]	0.44	[g]	2.16		22
	5/31/19		12.02	0.17		(0.58)	(0.41)	(0.27)	(0.21)	(0.48)	11.13	(3.20)	115		0.55	[f]	0.30	[f]	1.51		36
	5/31/18		10.81	0.16		1.39	1.55	(0.29)	(0.05)	(0.34)	12.02	14.47	133		0.38	[e]	0.04	[e]	1.41		37
	5/31/17		9.51	0.15		1.48	1.63	(0.13)	(0.20)	(0.33)	10.81	17.50	119		0.77	[e]	0.03	[e]	1.53		79
	5/31/16	‡	10.15	0.03		(0.09)	(0.06)	(0.19)	(0.39)	(0.58)	9.51	(0.39)[b]	102		1.16	[c,e]	0.02	[c,e]	0.65	[c]	54
Premier Class:	11/30/20	#	11.33	(0.00)[d]		2.45	2.45	—	—	—	13.78	21.62 [b]	14,945		0.69	[c,g]	0.50	[c,g]	(0.01)[c]		37	[b]
	5/31/20		11.11	0.19		0.56	0.75	(0.19)	(0.34)	(0.53)	11.33	6.48	10,846		0.77	[g]	0.55	[g]	1.68		22
	5/31/19		12.00	0.16		(0.59)	(0.43)	(0.25)	(0.21)	(0.46)	11.11	(3.31)	18,553		0.70	[f]	0.44	[f]	1.39		36
	5/31/18		10.80	0.15		1.38	1.53	(0.28)	(0.05)	(0.33)	12.00	14.32	13,028		0.49	[e]	0.15	[e]	1.30		37
	5/31/17		9.50	0.13		1.49	1.62	(0.12)	(0.20)	(0.32)	10.80	17.41	5,826		0.90	[e]	0.15	[e]	1.32		79
	5/31/16		10.47	0.15		(0.56)	(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.68)	2,527		1.30	[e]	0.15	[e]	1.52		54
Retirement Class:	11/30/20	#	11.31	(0.01)		2.45	2.44	—	—	—	13.75	21.57 [b]	50,553		0.79	[c,g]	0.60	[c,g]	(0.11)[c]		37	[b]
	5/31/20		11.10	0.22		0.51	0.73	(0.18)	(0.34)	(0.52)	11.31	6.32	38,705		0.87	[g]	0.65	[g]	1.91		22
	5/31/19		11.99	0.15		(0.59)	(0.44)	(0.24)	(0.21)	(0.45)	11.10	(3.41)	27,045		0.79	[f]	0.53	[f]	1.27		36
	5/31/18		10.79	0.13		1.39	1.52	(0.27)	(0.05)	(0.32)	11.99	14.24	24,314		0.59	[e]	0.25	[e]	1.07		37
	5/31/17		9.50	0.12		1.49	1.61	(0.12)	(0.20)	(0.32)	10.79	17.23	10,908		1.00	[e]	0.25	[e]	1.20		79
	5/31/16		10.47	0.15		(0.56)	(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.74)	4,652		1.45	[e]	0.25	[e]	1.55		54

96	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	97

Financial highlights	concluded

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss	)	(loss) from	Net	Net	dividends	value,			at end of						investment	Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments	[j]	investment operations	investment income	realized gains	and distributions	end of period	Total return		period or year (in thousands	)	Gross expenses		Net expenses		income (loss )	turnover rate

LIFECYCLE 2065 FUND
Institutional Class:	11/30/20	#,§	$10.00	$(0.00)[d]		$0.95		$0.95	$ —	$ —	$ —	$10.95	9.50%[b]		$3,842		4.78%[c,g]		0.30%[c,g]		(0.19)%[c]	39%[b]
Advisor Class:	11/30/20	#,§	10.00	(0.01)		0.96		0.95	—	—	—	10.95	9.50	[b]	547		4.87	[c,g]	0.45	[c,g]	(0.34)[c]	39	[b]
Premier Class:	11/30/20	#,§	10.00	(0.01)		0.96		0.95	—	—	—	10.95	9.50	[b]	547		5.33	[c,g]	0.45	[c,g]	(0.34)[c]	39	[b]
Retirement Class:	11/30/20	#,§	10.00	(0.01)		0.96		0.95	—	—	—	10.95	9.50	[b]	547		5.44	[c,g]	0.55	[c,g]	(0.44)[c]	39	[b]
#	Unaudited
‡	Advisor Class commenced operations on December 4, 2015.
§	The Fund commenced operations on September 30, 2020.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[f]	From June 1, 2018 through September 30, 2018, the Fund’s expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the Lifecycle Funds expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
[g]	The Fund’s expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
[j]	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

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Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Funds

Note 1—organization

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Lifecycle 2065 Fund commenced operations on September 30, 2020.

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The

100	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	101

Notes to financial statements (unaudited)

Note 3—valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Investments in unregistered limited partnerships: Investments in unregistered limited partnerships are measured at fair value as of the valuation date using the NAV per share practical expedient and are not classified within the fair value hierarchy.

The following table summarizes the market value of the Funds’ investments as of November 30, 2020, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient	[a]	Total
Lifecycle Retirement Income
Registered investment companies	$554,532,958	$—	$—	$—		$554,532,958
TIAA-CREF Real Property Fund LP	—	—	—	22,173,202		22,173,202
Total	$554,532,958	$—	$—	$22,173,202		$576,706,160
Lifecycle 2010
Registered investment companies	$1,174,252,479	$—	$—	$—		$1,174,252,479
TIAA-CREF Real Property Fund LP	—	—	—	45,351,803		45,351,803
Total	$1,174,252,479	$—	$—	$45,351,803		$1,219,604,282

102	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient	[a]	Total
Lifecycle 2015
Registered investment companies	$1,708,437,584	$—	$—	$—		$1,708,437,584
TIAA-CREF Real Property Fund LP	—	—	—	68,341,920		68,341,920
Total	$1,708,437,584	$—	$—	$68,341,920		$1,776,779,504
Lifecycle 2020
Registered investment companies	$3,707,791,832	$—	$—	$—		$3,707,791,832
TIAA-CREF Real Property Fund LP	—	—	—	148,314,421		148,314,421
Total	$3,707,791,832	$—	$—	$148,314,421		$3,856,106,253
Lifecycle 2025
Registered investment companies	$4,871,186,634	$—	$—	$—		$4,871,186,634
TIAA-CREF Real Property Fund LP	—	—	—	194,881,340		194,881,340
Total	$4,871,186,634	$—	$—	$194,881,340		$5,066,067,974
Lifecycle 2030
Registered investment companies	$5,060,011,587	$—	$—	$—		$5,060,011,587
TIAA-CREF Real Property Fund LP	—	—	—	202,537,743		202,537,743
Total	$5,060,011,587	$—	$—	$202,537,743		$5,262,549,330
Lifecycle 2035
Registered investment companies	$5,162,602,945	$—	$—	$—		$5,162,602,945
TIAA-CREF Real Property Fund LP	—	—	—	206,724,885		206,724,885
Total	$5,162,602,945	$—	$—	$206,724,885		$5,369,327,830
Lifecycle 2040
Registered investment companies	$6,101,596,429	$—	$—	$—		$6,101,596,429
TIAA-CREF Real Property Fund LP	—	—	—	244,741,300		244,741,300
Total	$6,101,596,429	$—	$—	$244,741,300		$6,346,337,729
Lifecycle 2045
Registered investment companies	$3,850,578,758	$—	$—	$—		$3,850,578,758
TIAA-CREF Real Property Fund LP	—	—	—	154,355,124		154,355,124
Total	$3,850,578,758	$—	$—	$154,355,124		$4,004,933,882
Lifecycle 2050
Registered investment companies	$2,749,676,242	$—	$—	—		$2,749,676,242
TIAA-CREF Real Property Fund LP	—	—	—	110,238,316		110,238,316
Total	$2,749,676,242	$—	$—	$110,238,316		$2,859,914,558
Lifecycle 2055
Registered investment companies	$1,120,546,144	$—	$—	—		$1,120,546,144
TIAA-CREF Real Property Fund LP	—	—	—	44,861,010		44,861,010
Total	$1,120,546,144	$—	$—	$44,861,010		$1,165,407,154
Lifecycle 2060
Registered investment companies	$276,903,015	$—	$—	$—		$276,903,015
TIAA-CREF Real Property Fund LP	—	—	—	11,051,395		11,051,395
Total	$276,903,015	$—	$—	$11,051,395		$287,954,410

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	103

Notes to financial statements (unaudited)

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient	[a]	Total
Lifecycle 2065
Registered investment companies	$5,261,054	$—	$—	$—		$5,261,054
TIAA-CREF Real Property Fund LP	—	—	—	211,367		211,367
Total	$5,261,054	$—	$—	$211,367		$5,472,421
[a]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Note 4—investments

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Real Property Fund (“RPF”): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the SEC. The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the schedule of investments.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2020 were as follows (dollar amounts are in thousands):

Fund	Non-U.S. government purchases	Non-U.S. government sales
Lifecycle Retirement Income	$156,992	$169,944
Lifecycle 2010	282,093	321,045
Lifecycle 2015	390,734	478,512
Lifecycle 2020	900,016	1,030,008
Lifecycle 2025	1,314,789	1,400,496
Lifecycle 2030	1,496,592	1,555,788
Lifecycle 2035	1,639,032	1,732,763
Lifecycle 2040	2,040,162	2,177,548
Lifecycle 2045	1,389,911	1,362,906
Lifecycle 2050	1,011,970	948,057
Lifecycle 2055	440,483	368,607
Lifecycle 2060	126,541	89,933
Lifecycle 2065	6,498	1,504

104	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Note 5—income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Net unrealized appreciation (depreciation): At November 30, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifecycle Retirement Income	$512,512	$75,870	$ (11,676)	$64,194
Lifecycle 2010	1,050,660	195,399	(26,454)	168,945
Lifecycle 2015	1,606,994	200,927	(31,141)	169,786
Lifecycle 2020	3,444,993	470,240	(59,127)	411,113
Lifecycle 2025	4,463,944	676,521	(74,397)	602,124
Lifecycle 2030	4,565,274	765,354	(68,079)	697,275
Lifecycle 2035	4,580,597	854,185	(65,454)	788,731
Lifecycle 2040	5,332,871	1,086,842	(73,376)	1,013,466
Lifecycle 2045	3,264,183	795,341	(54,590)	740,751
Lifecycle 2050	2,345,984	550,551	(36,621)	513,930
Lifecycle 2055	984,357	195,036	(13,985)	181,051
Lifecycle 2060	250,892	42,217	(5,154)	37,063
Lifecycle 2065	5,043	430	—	430

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	105

Notes to financial statements (unaudited)

Distributions to shareholders: The tax character of distributions paid to shareholders during the year ended May 31, 2020 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Lifecycle Retirement Income	$12,946,594	$7,758,705	$20,705,299
Lifecycle 2010	33,381,576	21,281,267	54,662,843
Lifecycle 2015	43,063,258	29,927,489	72,990,747
Lifecycle 2020	82,302,049	76,912,521	159,214,570
Lifecycle 2025	100,377,682	111,559,621	211,937,303
Lifecycle 2030	90,932,206	130,723,905	221,656,111
Lifecycle 2035	91,038,059	152,423,405	243,461,464
Lifecycle 2040	94,348,532	205,687,170	300,035,702
Lifecycle 2045	55,442,955	130,773,793	186,216,748
Lifecycle 2050	37,900,523	88,295,156	126,195,679
Lifecycle 2055	13,951,395	29,619,848	43,571,243
Lifecycle 2060	2,877,499	4,796,501	7,674,000

The tax character of the fiscal year 2021 distributions will be determined at the end of the fiscal year.

Note 6—investment adviser and other transactions with affiliates

Under the terms of its Investment Management Agreement, Advisors is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement) in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund. Advisors has contractually agreed to waive in full the asset allocation fee rate component of the management fee on each Fund. This waiver will remain in effect through September 30, 2023, unless changed with approval of the Board. In addition, Advisors has voluntarily agreed to waive certain amounts of the Underlying Funds fee rate portion of each Fund’s management fee through September 30, 2021. As of November 30, 2020, Advisors received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:

106	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Fund	Investment management fee—effective rate
Lifecycle Retirement Income	0.31%
Lifecycle 2010	0.31
Lifecycle 2015	0.32
Lifecycle 2020	0.32
Lifecycle 2025	0.33
Lifecycle 2030	0.34
Lifecycle 2035	0.35
Lifecycle 2040	0.36
Lifecycle 2045	0.37
Lifecycle 2050	0.37
Lifecycle 2055	0.37
Lifecycle 2060	0.37
Lifecycle 2065	0.34

The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. However, Nuveen Securities has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2021. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds 0.00% of average daily net assets for the Institutional Class shares; 0.15% of average daily net assets for the Advisor Class shares; 0.15% of average

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	107

Notes to financial statements (unaudited)

daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2021, unless changed with approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2020, the Funds did not engage in security transactions with affiliated entities.

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (“TIAA Access”) as of November 30, 2020:

Fund	TIAA	TIAA Access
Lifecycle Retirement Income	—%	10%
Lifecycle 2010	—	10
Lifecycle 2015	—	11
Lifecycle 2020	—	12
Lifecycle 2025	—	12
Lifecycle 2030	—	13
Lifecycle 2035	—	13
Lifecycle 2040	—	13
Lifecycle 2045	—	14
Lifecycle 2050	—	17
Lifecycle 2055	—	13
Lifecycle 2060	—	14
Lifecycle 2065	100	—

108	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Investments in other investment companies advised by Advisors and Nuveen Fund Advisors LLC are deemed to be affiliated investments. The Funds invest their assets in the RPF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands^):

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income		Value at 11/30/20
Lifecycle Retirement Income Fund
Nuveen Funds:
Dividend Value	$9,522	$11,516	$1,798	$(373)	$2,053	$125		$20,920
International Growth	—	11,818	803	(2)	610	—		11,623
Santa Barbara Dividend Growth	—	17,327	360	(5)	654	—	^	17,616
TIAA-CREF Funds:
Core Bond	110,523	18,621	16,428	32	3,128	1,454		115,876
Core Plus Bond	69,398	11,101	9,455	39	2,566	1,077		73,649
Emerging Markets Debt	10,262	3,101	2,361	(26)	1,191	287		12,167
Emerging Markets Equity	10,671	521	5,576	1,066	2,552	—		9,234
Growth & Income	28,967	3,714	15,012	2,936	2,687	205		23,292
High-Yield	12,155	2,691	2,853	(85)	810	354		12,718
Inflation-Linked Bond	53,284	8,575	7,092	17	1,754	267		56,538
International Bond	11,125	1,850	1,660	16	463	—		11,794
International Equity	12,940	6,529	4,675	260	3,331	—		18,385
International Opportunities	12,090	2,987	4,248	545	2,837	—		14,211
Large-Cap Growth	29,241	7,333	17,884	6,046	387	—		25,123
Large-Cap Growth Index	—	19,748	430	3	694	—		20,015
Large-Cap Value	21,828	10,233	12,312	825	3,152	—		23,726
Quant International Equity	14,780	498	13,980	557	977	—		2,832
Quant International Small-Cap Equity	7,547	838	1,492	(132)	1,748	—		8,509
Quant Large-Cap Growth	25,435	597	26,206	11,000	(6,309)	—		4,517
Quant Large-Cap Value	9,539	2,844	11,248	1,144	(145)	—		2,134
Quant Small-Cap Equity	5,999	1,797	2,907	375	1,061	—		6,325
Quant Small/Mid-Cap Equity	4,895	1,789	988	26	1,314	—		7,036
Short-Term Bond	53,211	10,056	7,599	4	621	548		56,293
TIAA-CREF Real Property Fund LPa	24,147	908	2,577	(85)	(220)	332		22,173
	$537,559	$156,992	$169,944	$24,183	$27,916	$4,649		$576,706

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	109

Notes to financial statements (unaudited)

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income		Value at 11/30/20
Lifecycle 2010 Fund
Nuveen Funds:
Dividend Value	$20,290	$23,861	$4,429	$(951)	$5,185	$269		$43,956
International Growth	—	24,060	861	1	1,213	—		24,413
Santa Barbara Dividend Growth	—	36,209	803	(10)	1,606	—	^	37,002
TIAA-CREF Funds:
Core Bond	235,308	33,804	30,663	92	6,609	3,073		245,150
Core Plus Bond	147,990	18,518	16,131	93	5,421	2,276		155,891
Emerging Markets Debt	22,021	6,562	5,221	(72)	2,518	607		25,808
Emerging Markets Equity	22,816	1,406	12,463	3,039	4,597	—		19,395
Growth & Income	61,891	3,626	28,770	9,638	2,541	436		48,926
High-Yield	25,788	5,800	6,172	(98)	1,633	748		26,951
Inflation-Linked Bond	112,843	15,226	12,284	99	3,709	568		119,593
International Bond	23,674	3,619	3,359	33	979	—		24,946
International Equity	27,694	12,130	8,673	1,097	6,371	—		38,619
International Opportunities	25,808	4,495	7,727	1,289	5,821	—		29,686
Large-Cap Growth	62,625	3,665	27,460	15,351	(1,399)	—		52,782
Large-Cap Growth Index	—	41,335	968	7	1,678	—		42,052
Large-Cap Value	46,663	10,470	16,554	2,033	7,219	—		49,831
Quant International Equity	31,592	1,419	30,317	2,383	869	—		5,946
Quant International Small-Cap Equity	16,166	1,216	3,089	(317)	3,733	—		17,709
Quant Large-Cap Growth	54,477	1,636	56,637	29,305	(19,296)	—		9,485
Quant Large-Cap Value	20,405	6,251	24,286	3,844	(1,733)	—		4,481
Quant Small-Cap Equity	12,822	1,201	4,022	617	2,668	—		13,286
Quant Small/Mid-Cap Equity	10,463	3,697	2,359	119	2,853	—		14,773
Short-Term Bond	112,768	21,147	11,679	4	1,331	1,175		123,571
TIAA-CREF Real Property Fund LPa	51,387	740	6,118	(194)	(463)	705		45,352
	$1,145,491	$282,093	$321,045	$67,402	$45,663	$9,857		$1,219,604

110	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income		Value at 11/30/20
Lifecycle 2015 Fund
Nuveen Funds:
Dividend Value	$34,333	$37,579	$6,389	$(1,359)	$8,367	$442		$72,531
International Growth	—	39,504	1,260	2	2,011	—		40,257
Santa Barbara Dividend Growth	—	59,446	1,081	(14)	2,663	—	^	61,014
TIAA-CREF Funds:
Core Bond	336,764	41,174	39,632	191	9,297	4,357		347,794
Core Plus Bond	211,612	23,721	21,960	176	7,645	3,230		221,194
Emerging Markets Debt	31,270	8,696	6,414	(186)	3,657	868		37,023
Emerging Markets Equity	38,032	1,544	20,238	2,257	10,369	—		31,964
Growth & Income	103,931	2,786	46,243	10,354	9,841	726		80,669
High-Yield	36,786	7,275	7,742	(891)	3,063	1,066		38,491
Inflation-Linked Bond	132,624	16,085	11,443	62	4,370	665		141,698
International Bond	33,890	4,574	4,476	48	1,386	—		35,422
International Equity	46,175	18,236	13,047	(516)	12,840	—		63,688
International Opportunities	43,715	4,675	11,533	1,809	10,055	—		48,721
Large-Cap Growth	104,374	2,438	42,808	15,312	7,754	—		87,070
Large-Cap Growth Index	—	67,878	1,324	10	2,778	—		69,342
Large-Cap Value	77,891	16,079	27,066	(151)	15,430	—		82,183
Quant International Equity	52,974	1,094	49,661	(2,489)	7,884	—		9,802
Quant International Small-Cap Equity	27,053	848	4,393	(601)	6,261	—		29,168
Quant Large-Cap Growth	91,264	307	92,561	33,823	(17,194)	—		15,639
Quant Large-Cap Value	34,239	8,574	38,931	(2,449)	5,952	—		7,385
Quant Small-Cap Equity	21,458	1,426	6,426	(235)	5,682	—		21,905
Quant Small/Mid-Cap Equity	17,511	5,611	3,666	80	4,845	—		24,381
Short-Term Bond	132,365	20,320	13,138	4	1,546	1,357		141,097
TIAA-CREF Real Property Fund LPa	75,515	864	7,080	(196)	(761)	1,032		68,342
	$1,683,776	$390,734	$478,512	$55,041	$125,741	$13,743		$1,776,780

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	111

Notes to financial statements (unaudited)

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income		Value at 11/30/20
Lifecycle 2020 Fund
Nuveen Funds:
International Growth	$—	$95,612	$2,702	$2	$4,870	$—		$97,782
Santa Barbara Dividend Growth	—	143,856	2,080	(27)	6,449	—	^	148,198
Dividend Value	81,541	90,263	12,632	(2,670)	19,564	1,062		176,066
TIAA-CREF Funds:
Core Bond	691,856	95,254	73,477	(33)	19,622	9,073		733,222
Core Plus Bond	435,050	54,944	38,947	21	16,175	6,734		467,243
Emerging Markets Debt	64,583	18,755	12,127	(343)	7,571	1,815		78,439
Emerging Markets Equity	90,128	3,040	45,703	5,546	24,589	—		77,600
Growth & Income	246,974	4,090	103,546	23,004	25,374	1,741		195,896
High-Yield	76,323	15,519	14,830	(1,644)	6,182	2,232		81,550
Inflation-Linked Bond	209,767	28,753	14,058	11	7,068	1,064		231,541
International Bond	69,674	10,085	8,010	67	2,916	—		74,732
International Equity	109,469	42,933	27,156	(693)	30,151	—		154,704
International Opportunities	104,438	12,003	26,841	3,992	24,646	—		118,238
Large-Cap Growth	248,744	7,098	99,951	34,784	20,631	—		211,306
Large-Cap Growth Index	—	164,207	2,568	19	6,730	—		168,388
Large-Cap Value	185,302	37,054	59,587	(396)	37,150	—		199,523
Quant International Equity	126,167	2,002	117,270	(3,963)	16,838	—		23,774
Quant International Small-Cap Equity	64,483	1,338	8,604	(1,223)	14,802	—		70,796
Quant Large-Cap Growth	216,894	549	219,233	80,356	(40,628)	—		37,938
Quant Large-Cap Value	81,507	18,489	90,563	(4,683)	13,160	—		17,910
Quant Small-Cap Equity	50,991	3,073	13,953	(754)	13,844	—		53,201
Quant Small/Mid-Cap Equity	41,424	12,705	6,790	103	11,753	—		59,195
Short-Term Bond	209,527	36,274	17,720	(3)	2,472	2,182		230,550
TIAA-CREF Real Property Fund LPa	159,887	2,120	11,660	(410)	(1,623)	2,206		148,314
	$3,564,729	$900,016	$1,030,008	$131,063	$290,306	$28,109		$3,856,106

112	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income		Value at 11/30/20
Lifecycle 2025 Fund
Nuveen Funds:
Dividend Value	$123,692	$138,374	$15,216	$(3,244)	$29,253	$1,632		$272,859
International Growth	—	147,355	3,364	— ^	7,515	—		151,506
Santa Barbara Dividend Growth	—	221,688	1,970	(25)	9,929	—	^	229,622
TIAA-CREF Funds:
Core Bond	762,951	128,564	69,702	(191)	21,985	10,191		843,607
Core Plus Bond	480,090	78,053	36,192	(67)	18,198	7,594		540,082
Emerging Markets Debt	71,335	26,595	14,168	(361)	8,585	2,081		91,986
Emerging Markets Equity	136,689	4,506	67,004	7,996	37,970	—		120,157
Growth & Income	374,810	7,585	153,030	30,574	43,527	2,662		303,466
High-Yield	85,859	21,199	16,696	(1,896)	7,116	2,572		95,582
Inflation-Linked Bond	176,753	31,740	9,804	(20)	6,074	911		204,743
International Bond	76,920	14,023	8,003	36	3,316	—		86,292
International Equity	165,117	65,081	35,345	(1,073)	45,944	—		239,724
International Opportunities	159,853	16,207	37,195	5,367	38,863	—		183,095
Large-Cap Growth	376,880	8,362	142,688	46,686	38,092	—		327,332
Large-Cap Growth Index	—	253,101	2,597	19	10,402	—		260,925
Large-Cap Value	281,002	55,002	83,359	(2,558)	58,985	—		309,072
Quant International Equity	191,034	2,707	176,583	(4,938)	24,578	—		36,798
Quant International Small-Cap Equity	97,628	2,230	10,657	(1,569)	22,340	—		109,972
Quant Large-Cap Growth	329,052	523	331,526	118,151	(57,502)	—		58,698
Quant Large-Cap Value	123,316	27,193	135,978	(6,498)	19,684	—		27,717
Quant Small-Cap Equity	77,084	4,890	19,690	(1,813)	21,951	—		82,422
Quant Small/Mid-Cap Equity	62,792	20,111	9,379	23	18,193	—		91,740
Short-Term Bond	176,641	37,357	12,314	(6)	2,112	1,880		203,790
TIAA-CREF Real Property Fund LPa	203,176	2,343	8,036	(377)	(2,225)	2,840		194,881
	$4,532,674	$1,314,789	$1,400,496	$184,216	$434,885	$32,363		$5,066,068

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	113

Notes to financial statements (unaudited)

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income		Value at 11/30/20
Lifecycle 2030 Fund
Nuveen Funds:
Dividend Value	$145,607	$166,000	$14,810	$(3,265)	$34,285	$1,943		$327,817
International Growth	—	175,992	3,011	(3)	8,983	—		181,961
Santa Barbara Dividend Growth	—	264,751	803	(10)	11,846	—	^	275,784
TIAA-CREF Funds:
Core Bond	656,966	136,026	66,906	(236)	19,041	8,885		744,891
Core Plus Bond	414,620	83,009	34,109	(96)	15,856	6,654		479,280
Emerging Markets Debt	62,217	27,818	13,778	(334)	7,640	1,874		83,563
Emerging Markets Equity	161,262	5,688	77,206	8,727	45,772	—		144,243
Growth & Income	442,133	8,448	174,148	32,925	55,049	3,171		364,407
High-Yield	75,685	22,386	16,044	(1,888)	6,592	2,320		86,731
Inflation-Linked Bond	88,651	22,365	4,239	(9)	3,107	467		109,875
International Bond	66,501	14,854	7,691	31	2,899	—		76,594
International Equity	194,273	76,950	36,500	(1,575)	54,781	—		287,929
International Opportunities	189,983	19,186	41,765	5,260	47,663	—		220,327
Large-Cap Growth	444,501	10,468	162,363	50,858	49,727	—		393,191
Large-Cap Growth Index	—	302,357	1,394	10	12,430	—		313,403
Large-Cap Value	332,225	64,265	92,573	(4,747)	71,950	—		371,120
Quant International Equity	225,192	4,306	208,568	(6,115)	29,362	—		44,177
Quant International Small-Cap Equity	115,004	3,822	11,120	(2,182)	26,853	—		132,377
Quant Large-Cap Growth	387,692	600	389,655	137,846	(66,084)	—		70,399
Quant Large-Cap Value	145,660	32,707	160,906	(6,676)	22,486	—		33,271
Quant Small-Cap Equity	91,228	5,214	21,440	(2,549)	26,535	—		98,988
Quant Small/Mid-Cap Equity	74,436	23,525	9,433	(69)	21,794	—		110,253
Short-Term Bond	88,601	25,001	5,248	(2)	1,078	976		109,430
TIAA-CREF Real Property Fund LPa	206,417	854	2,078	(145)	(2,510)	2,911		202,538
	$4,608,854	$1,496,592	$1,555,788	$205,756	$507,135	$29,201		$5,262,549

114	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income		Value at 11/30/20
Lifecycle 2035 Fund
Nuveen Funds:
Dividend Value	$167,949	$188,426	$12,734	$(2,952)	$38,664	$2,246		$379,353
International Growth	—	202,633	2,386	(7)	10,339	—		210,579
Santa Barbara Dividend Growth	—	305,622	—	—	13,611	—	^	319,233
TIAA-CREF Funds:
Core Bond	542,727	136,082	67,632	(228)	15,801	7,413		626,750
Core Plus Bond	343,453	83,179	33,777	(101)	13,259	5,592		406,013
Emerging Markets Debt	51,606	29,102	13,966	(246)	6,508	1,634		73,004
Emerging Markets Equity	185,549	6,346	87,767	9,964	52,778	—		166,870
Growth & Income	509,083	9,445	198,237	37,187	64,185	3,660		421,663
High-Yield	64,860	22,389	15,623	(1,909)	6,020	2,029		75,737
Inflation-Linked Bond	—	7,967	90	(1)	36	7		7,912
International Bond	55,122	14,906	7,566	29	2,426	—		64,917
International Equity	223,054	87,200	38,128	(2,124)	63,222	—		333,224
International Opportunities	218,385	22,339	46,108	5,598	55,816	—		256,030
Large-Cap Growth	511,656	8,473	181,059	58,522	57,293	—		454,885
Large-Cap Growth Index	—	348,377	—	—	14,313	—		362,690
Large-Cap Value	382,664	73,137	103,845	(6,571)	84,012	—		429,397
Quant International Equity	259,482	5,647	240,833	(6,889)	33,672	—		51,079
Quant International Small-Cap Equity	132,520	4,669	12,239	(2,528)	30,972	—		153,394
Quant Large-Cap Growth	446,669	798	448,777	158,874	(76,184)	—		81,380
Quant Large-Cap Value	167,691	39,262	186,825	(7,437)	25,776	—		38,467
Quant Small-Cap Equity	104,789	6,069	23,981	(3,059)	30,727	—		114,545
Quant Small/Mid-Cap Equity	85,334	26,551	9,317	(175)	25,204	—		127,597
Short-Term Bond	—	8,076	205	— ^	13	26		7,884
TIAA-CREF Real Property Fund LPa	208,751	2,337	1,668	(121)	(2,574)	2,954		206,725
	$4,661,344	$1,639,032	$1,732,763	$235,826	$565,889	$25,561		$5,369,328

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	115

Notes to financial statements (unaudited)

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income		Value at 11/30/20
Lifecycle 2040 Fund
Nuveen Funds:
Dividend Value	$220,112	$247,895	$13,534	$(3,295)	$50,327	$2,962		$501,505
International Growth	—	266,667	1,945	(9)	13,616	—		278,329
Santa Barbara Dividend Growth	—	404,103	—	—	17,928	—	^	422,031
TIAA-CREF Funds:
Core Bond	382,591	126,426	55,991	(189)	11,216	5,344		464,053
Core Plus Bond	245,615	77,250	23,706	(111)	9,696	4,135		308,744
Emerging Markets Debt	37,409	34,425	15,686	(192)	5,204	1,356		61,160
Emerging Markets Equity	243,166	8,428	113,518	12,557	69,865	—		220,498
Growth & Income	668,010	11,135	255,100	49,896	83,392	4,822		557,333
High-Yield	51,524	24,775	16,618	(987)	4,491	1,704		63,185
International Bond	39,454	13,973	5,982	20	1,787	—		49,252
International Equity	291,459	115,683	46,910	(3,165)	83,377	—		440,444
International Opportunities	287,250	30,499	60,390	7,624	73,353	—		338,336
Large-Cap Growth	671,026	7,851	229,881	77,341	74,802	—		601,139
Large-Cap Growth Index	—	460,678	24	— ^	18,841	—		479,495
Large-Cap Value	501,969	94,847	131,235	(9,394)	111,267	—		567,454
Quant International Equity	340,216	10,736	318,582	(9,212)	44,331	—		67,489
Quant International Small-Cap Equity	173,690	6,509	14,843	(3,042)	40,458	—		202,772
Quant Large-Cap Growth	585,497	1,039	587,676	211,078	(102,470)	—		107,468
Quant Large-Cap Value	220,226	48,722	242,319	(8,422)	32,615	—		50,822
Quant Small-Cap Equity	137,485	6,188	28,713	(4,511)	40,951	—		151,400
Quant Small/Mid-Cap Equity	111,898	34,595	10,771	(246)	33,212	—		168,688
TIAA-CREF Real Property Fund LPa	244,287	7,738	4,124	(195)	(2,965)	3,472		244,741
	$5,452,884	$2,040,162	$2,177,548	$315,546	$715,294	$23,795		$6,346,338

116	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income		Value at 11/30/20
Lifecycle 2045 Fund
Nuveen Funds:
Dividend Value	$146,745	$175,953	$5,652	$(1,509)	$33,955	$2,014		$349,492
International Growth	—	184,860	357	(3)	9,433	—		193,933
Santa Barbara Dividend Growth	—	281,967	—	—	12,438	—	^	294,405
TIAA-CREF Funds:
Core Bond	82,742	49,543	19,612	(64)	2,419	1,202		115,028
Core Plus Bond	56,757	31,429	6,258	(30)	2,345	1,035		84,243
Emerging Markets Debt	8,932	20,242	8,527	(12)	1,662	485		22,297
Emerging Markets Equity	162,358	8,109	72,706	10,656	45,189	—		153,606
Growth & Income	444,984	12,290	159,708	24,447	66,238	3,269		388,251
High-Yield	16,862	13,401	8,719	131	1,195	625		22,870
International Bond	9,095	5,652	1,807	6	441	—		13,387
International Equity	194,341	81,849	23,902	(446)	55,051	—		306,893
International Opportunities	192,501	25,304	37,263	2,686	52,666	—		235,894
Large-Cap Growth	447,444	6,320	138,229	41,204	61,963	—		418,702
Large-Cap Growth Index	—	321,347	—	—	13,067	—		334,414
Large-Cap Value	333,988	69,277	77,784	(6,698)	76,534	—		395,317
Quant International Equity	226,521	11,721	214,992	1,767	21,956	—		46,973
Quant International Small-Cap Equity	115,556	8,330	7,664	(1,880)	27,326	—		141,668
Quant Large-Cap Growth	389,323	3,327	391,119	142,580	(69,293)	—		74,818
Quant Large-Cap Value	146,675	37,621	165,492	(792)	17,360	—		35,372
Quant Small-Cap Equity	91,521	5,470	16,497	(1,288)	26,279	—		105,485
Quant Small/Mid-Cap Equity	74,661	24,929	4,665	(376)	22,982	—		117,531
TIAA-CREF Real Property Fund LPa	147,261	10,970	1,953	(108)	(1,815)	2,130		154,355
	$3,288,267	$1,389,911	$1,362,906	$210,271	$479,391	$10,760		$4,004,934

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	117

Notes to financial statements (unaudited)

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income		Value at 11/30/20
Lifecycle 2050 Fund
Nuveen Funds:
Dividend Value	$103,923	$129,700	$2,642	$(713)	$24,242	$1,442		$254,510
International Growth	—	134,356	31	— ^	6,869	—		141,194
Santa Barbara Dividend Growth	—	205,353	—	—	9,069	—	^	214,422
TIAA-CREF Funds:
Core Bond	43,270	27,102	15,721	(37)	1,222	607		55,836
Core Plus Bond	30,642	17,175	5,189	(29)	1,272	555		43,871
Emerging Markets Debt	4,933	14,053	6,467	(8)	1,005	303		13,516
Emerging Markets Equity	115,140	7,627	50,957	6,660	33,360	—		111,830
Growth & Income	315,148	10,767	108,413	14,218	50,941	2,336		282,661
High-Yield	10,408	8,969	6,397	111	730	393		13,821
International Bond	4,910	3,100	1,315	4	234	—		6,933
International Equity	137,847	60,374	14,099	(762)	40,075	—		223,435
International Opportunities	136,862	19,347	24,413	1,209	38,564	—		171,569
Large-Cap Growth	317,152	6,704	92,994	23,695	50,281	—		304,838
Large-Cap Growth Index	—	234,022	—	—	9,524	—		243,546
Large-Cap Value	237,007	51,766	51,452	(4,736)	55,210	—		287,795
Quant International Equity	160,779	9,993	153,553	153	16,823	—		34,195
Quant International Small-Cap Equity	81,909	6,752	3,833	(1,106)	19,373	—		103,095
Quant Large-Cap Growth	276,221	3,675	277,807	95,517	(43,145)	—		54,461
Quant Large-Cap Value	103,995	28,169	118,355	(2,120)	14,062	—		25,751
Quant Small-Cap Equity	65,073	4,437	10,751	(997)	19,037	—		76,799
Quant Small/Mid-Cap Equity	53,029	18,926	2,671	(286)	16,601	—		85,599
TIAA-CREF Real Property Fund LPa	102,982	9,603	997	(59)	(1,291)	1,503		110,238
	$2,301,230	$1,011,970	$948,057	$130,714	$364,058	$7,139		$2,859,915

118	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income		Value at 11/30/20
Lifecycle 2055 Fund
Nuveen Funds:
Dividend Value	$40,960	$55,475	$1,009	$(268)	$9,905	$581		$105,063
International Growth	—	55,448	—	—	2,826	—		58,274
Santa Barbara Dividend Growth	—	84,862	—	—	3,732	—	^	88,594
TIAA-CREF Funds:
Core Bond	11,078	9,960	5,728	(10)	309	159		15,609
Core Plus Bond	8,375	6,656	2,011	(11)	363	161		13,372
Emerging Markets Debt	1,406	5,593	2,490	(3)	350	107		4,856
Emerging Markets Equity	45,394	4,345	19,685	1,957	14,132	—		46,143
Growth & Income	123,945	8,724	42,354	3,942	22,376	936		116,633
High-Yield	3,497	3,734	2,587	44	260	140		4,948
International Bond	1,342	1,229	527	1	67	—		2,112
International Equity	54,231	26,787	4,715	(495)	16,388	—		92,196
International Opportunities	53,666	9,945	8,909	230	15,816	—		70,748
Large-Cap Growth	124,772	5,377	34,204	6,180	23,639	—		125,764
Large-Cap Growth Index	—	96,672	—	—	3,927	—		100,599
Large-Cap Value	93,204	23,830	18,862	(1,930)	22,486	—		118,728
Quant International Equity	63,403	5,478	61,571	(1,085)	7,878	—		14,103
Quant International Small-Cap Equity	32,310	3,868	842	(284)	7,646	—		42,698
Quant Large-Cap Growth	108,902	3,602	111,024	31,796	(10,807)	—		22,469
Quant Large-Cap Value	40,939	12,216	47,385	(2,557)	7,407	—		10,620
Quant Small-Cap Equity	25,609	2,422	3,662	(574)	7,895	—		31,690
Quant Small/Mid-Cap Equity	20,886	8,641	839	(115)	6,754	—		35,327
TIAA-CREF Real Property Fund LPa	39,976	5,619	203	(15)	(516)	597		44,861
	$893,895	$440,483	$368,607	$36,803	$162,833	$2,681		$1,165,407

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	119

Notes to financial statements (unaudited)

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income		Value at 11/30/20
Lifecycle 2060 Fund
Nuveen Funds:
Dividend Value	$9,456	$14,789	$307	$(86)	$2,445	$139		$26,297
International Growth	—	13,886	—	—	701	—		14,587
Santa Barbara Dividend Growth	—	21,256	—	—	925	—	^	22,181
TIAA-CREF Funds:
Core Bond	1,222	2,343	1,531	1	29	18		2,064
Core Plus Bond	1,097	1,608	579	(2)	52	24		2,176
Emerging Markets Debt	203	1,363	601	(1)	71	22		1,035
Emerging Markets Equity	10,471	1,615	4,380	330	3,499	—		11,535
Growth & Income	28,600	4,122	9,813	651	5,631	223		29,191
High-Yield	672	952	636	8	54	29		1,050
International Bond	176	277	122	— ^	10	—		341
International Equity	12,514	7,855	1,106	(134)	3,946	—		23,075
International Opportunities	12,351	3,578	2,007	8	3,816	—		17,746
Large-Cap Growth	28,823	3,340	7,780	819	6,274	—		31,476
Large-Cap Growth Index	—	24,208	—	—	978	—		25,186
Large-Cap Value	21,506	7,443	4,224	(472)	5,449	—		29,702
Quant International Equity	14,652	2,407	15,140	(388)	1,990	—		3,521
Quant International Small-Cap Equity	7,444	1,842	323	(105)	1,855	—		10,713
Quant Large-Cap Growth	25,130	2,350	26,822	6,055	(1,099)	—		5,614
Quant Large-Cap Value	9,445	3,399	11,347	(827)	1,981	—		2,651
Quant Small-Cap Equity	5,908	1,050	797	(192)	1,962	—		7,931
Quant Small/Mid-Cap Equity	4,823	2,679	285	(40)	1,654	—		8,831
TIAA-CREF Real Property Fund LPa	9,105	2,092	23	(2)	(121)	140		11,051
	$203,598	$124,454	$87,823	$5,623	$42,102	$595		$287,954

120	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/20	Purchases cost	Sales proceeds		Realized gain (loss	)	Change in unrealized appreciation (depreciation	)	Dividend income		Value at 11/30/20
Lifecycle 2065 Fund
Nuveen Funds:
Dividend Value	$—	$467	$1		$—	^	$43		$—		$509
International Growth	—	267	—		—		14		—		281
Santa Barbara Dividend Growth	—	414	—		—		18		—		432
TIAA-CREF Funds:
Core Bond	—	33	8		—	^	—	^	—	^	25
Core Plus Bond	—	28	5		—	^	—	^	—	^	23
Emerging Markets Debt	—	13	4		—	^	—	^	—		9
Emerging Markets Equity	—	272	82		6		25		—		221
Growth & Income	—	705	202		8		49		—		560
High-Yield	—	13	4		—	^	—	^	—	^	9
International Bond	—	5	1		—	^	—	^	—		4
International Equity	—	410	12		—	^	41		—		439
International Opportunities	—	317	11		—	^	32		—		338
Large-Cap Growth	—	656	93		2		41		—		606
Large-Cap Growth Index	—	471	—	^	—	^	19		—		490
Large-Cap Value	—	589	91		5		68		—		571
Quant International Equity	—	343	291		6		5		—		63
Quant International Small-Cap Equity	—	193	—	^	—	^	14		—		207
Quant Large-Cap Growth	—	552	467		11		6		—		102
Quant Large-Cap Value	—	249	215		9		5		—		48
Quant Small-Cap Equity	—	142	16		1		26		—		153
Quant Small/Mid-Cap Equity	—	147	—	^	—	^	24		—		171
TIAA-CREF Real Property Fund LPa	—	212	1		—	^	—	^	1		211
	$—	$6,498	$1,504		$48		$430		$1		$5,472

^	Some amounts represent less than $1,000.
[a]	Restricted security

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2020, there were no inter-fund borrowing or lending transactions.

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	121

Notes to financial statements (unaudited)	concluded

Note 8—line of credit

The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2020, there were no borrowings under this credit facility by the Funds.

122	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Approval of investment management agreement (unaudited)

Board approval of the investment management agreement for the TIAA-CREF Lifecycle 2065 Fund

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to the initial approval of the Agreement with respect to the new TIAA-CREF Lifecycle 2065 Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Agreement be approved by the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act. After an initial two-year period, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires this initial approval to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the approval process

The Board held a meeting via video-conference on May 14, 2020, in order to consider the approval of the Agreement for the Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	123

Approval of investment management agreement (unaudited)

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the initial approval or renewal of the Agreement for series of the Trust, which included the proposed initial approval of the Agreement for the Fund.

Among other matters, the Board requested and reviewed reports with respect to the Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Board considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members in consultation with legal counsel to the Trustees and others on behalf of the Board, Broadridge produced, among other information, comparative expense data for the Fund, including data relating to the Fund’s proposed management fee rate and anticipated total expense ratio. Broadridge compared this data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of the Fund’s peer group as selected by Broadridge and use of the Institutional Class of Fund shares as the base share class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any potential profits to be earned by Advisors with respect to its services to the Fund pursuant to the Agreement.

In advance of the Board meeting held on May 14, 2020, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to approve the Agreement for the Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) a description of any proposed fee waiver or expense reimbursement arrangement; (2) a comparison of the Fund’s proposed management fee rate to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (3) any “fall-out” benefits that were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Fund in addition to the Fund’s direct fee payments to Advisors pursuant to the Agreement; (4) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Fund at foreseeable asset levels, insurance coverage and portfolio trading practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Fund; (5) information as to any potential profits to be earned by

124	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Advisors in connection with its services pursuant to the Agreement; (6) a copy of the Agreement and certain related agreements between the Fund or the Trust and affiliates of Advisors; and (7) proposed narrative explanations of reasons why the Board should approve the Agreement. The Trustees were given the opportunity to, and did, ask questions throughout their deliberations.

In considering whether to approve the Agreement for the Fund, the Board reviewed various factors, including: (1) the nature, extent and quality of services to be provided by Advisors to the Fund; (2) the costs of the services to be provided to the Fund and the potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (3) fees charged to comparable mutual funds by other advisers; (4) the extent to which economies of scale are anticipated to be realized as the Fund grows; (5) how any such economies of scale may be shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (6) comparisons of the services expected to be provided by Advisors to, and the fee rates of, the Fund to other clients to whom Advisors provides comparable services; and (7) any other benefits anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As part of the Board’s review of these factors, the Board considered its ongoing receipt of information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Trust in particular including, among other information, the current and expected impact on the Trust’s operations. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to approve the Agreement.

In addition to the May 14, 2020 meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed approval of the Agreement for the Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the approval process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board considered that the oversight and evaluation of Advisors’ proposed services to the Fund by the Board and its Committees will be an ongoing process. The Board also took into account the information provided to the Board in connection with the March 2020 renewal of the investment advisory agreement for the existing series of the Trust. Additionally, the Board, as well as its Committees, had reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review during the period since the last annual renewal of the investment advisory agreement with respect to the existing series of the Trust. Many of these reports would apply to the proposed investment and operations of the Fund. Thus, in reaching its decisions regarding the approval of the Agreement for the Fund, the Board took into account the information described herein and other information provided to the Board and its Committees that would be applicable to the proposed operations of the Fund, as well as information that had been presented at other recent meetings.

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	125

Approval of investment management agreement (unaudited)

In deciding whether to approve the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to approve the Agreement for the Fund. At its meeting on May 14, 2020, all Board members voted unanimously to approve the Agreement for the Fund. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the existing series of the Trust since their operations commenced. Investment professionals at Advisors also manage various other funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund (which is a fund of funds that may invest its assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments and placing orders to buy and sell shares of Underlying Funds for the Fund’s investment portfolio; active daily monitoring of the Fund’s investment portfolio; reporting on the investment performance and other metrics of the Fund to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner for the existing series of the Trust, including other Lifecycle Funds. The Board also considered that Advisors has committed significant resources to supporting the existing series of the Trust. It also considered Advisors’ compliance program and resources and its compliance record with respect to the existing series of the Trust.

The Board also considered the nature and quality of non-portfolio management services currently provided to each existing series of the Trust and to be provided to the Fund by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Fund, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources to be devoted to these services.

126	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Cost and profitability

The Board considered pro forma financial and profitability data relating to Advisors’ services to the Fund for the Fund’s first two years of operations. The Board considered Advisors’ projected loss calculations with respect to its services to the Fund both before and after taking into account the costs to be incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board considered that this data included the effect of the Fund’s unique fee structure where the Fund will invest in fee-waived Class W shares of the TIAA-CREF Underlying Funds and the Fund pays the equivalent of these Underlying Funds’ management fees and other expenses directly as part of the Fund’s management fee rate under the Agreement (the “Underlying Funds Fee Rate”), along with the Fund’s proposed annual management fee rate of 0.10% of average daily net assets (the “Asset Allocation Fee Rate”). The Board reviewed Advisors’ projection that the Fund would not be profitable to Advisors for several years. The Board also considered that the Broadridge fee comparisons would be affected because most of the Fund’s peers do not have a similar fee structure.

The Board acknowledged the reasonableness of having management fee rates that permit Advisors to maintain and improve the quality of services provided to the Fund and recognized the entrepreneurial and other risks to be assumed by Advisors in managing the Fund. The Board also noted Advisors’ waiver of the Fund’s entire 0.10% Asset Allocation Fee Rate, which will continue through at least September 30, 2023, as well as a waiver of a portion of the Fund’s Underlying Funds Fee Rate through at least September 30, 2021. The Board also acknowledged certain proposed fee waivers and reimbursements of expense above specified amounts undertaken by Advisors with respect to many of the Underlying Funds which, in turn, reduce the management fee to be charged to the Fund. The Board also recognized Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts.

Fees charged by other advisers

The Board considered comparative information regarding the Fund’s proposed contractual and effective management fee rates and the proposed contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the synopsis below. The Board acknowledged Advisors’ assertion that, while the Fund’s proposed expense structure makes the Fund’s proposed contractual and effective management fee rates appear higher as compared to its peers (most of whom have a traditional funds of funds fee structure), the Fund’s projected total expenses were favorable as compared to most of their peers. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	127

Approval of investment management agreement (unaudited)

how the Fund’s actual management fee rates compare to those of similar mutual funds. Based on all factors considered, the Board concluded that the Fund’s proposed management fee rate under the Agreement was reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors is anticipated to experience economies of scale in connection with the operation of the Fund, and whether any such economies will be shared with the Fund. The Board also considered that because Advisors is projected to operate the Fund at a loss for several years, and has proposed to waive 0.10% of its management fees for the Fund, there would be little opportunity to pass on economies of scale to Fund shareholders. Based on all factors considered, the Board concluded that the Fund’s management fee rate schedule was reasonable in light of current economies of scale considerations and projected asset levels.

Fee comparisons with other Advisors’ clients

The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with annual management fee rates of 0.10% of average daily net assets, and the TIAA-CREF Managed Allocation Fund, for which Advisors receives no management fee. The Board also considered that Advisors also manages the TIAA-CREF Lifecycle Index Funds, which has the same fee structure as proposed for the Fund.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits could include, among others, other fees paid by the Fund to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Fund shares investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within the Fund that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Fund will have with certain service providers. Advisors and/or its affiliates also may benefit to the extent that the Fund will add scale to the TIAA-CREF Underlying Funds. Also, Advisors and its affiliates will earn fees on the Fund’s investments in other affiliated products, such as Nuveen Funds and the TIAA-CREF Real Property Fund. Additionally, the Fund may be utilized as an investment option for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and Section 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Fund to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a

128	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

concluded

leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to approve the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the lowest expenses). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee and expense factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally will have lower non-management expenses than the other classes of the Fund, the expenses of these other classes will differ from the expenses shown for the Institutional Class.

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W shares of the TIAA-CREF Underlying Funds and pay such expenses directly as the Fund’s Underlying Funds Fee Rate. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual Asset Allocation Fee Rate of 0.10% of average daily net assets as part of its management fee rate. Per Advisors’ projections, the Fund’s effective management fee rate would be 0.36% of average daily net assets, which includes the effect of a voluntary Asset Allocation Fee Rate waiver of 0.10% through at least September 30, 2023, as well as an Underlying Funds Fee Rate waiver of 0.03% through at least September 30, 2021.

•	The Fund’s projected total expense ratio was in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the Fund’s projected actual management fee rate (including the waiver) and contractual management fee rate each ranked 1 out of 3 funds in its Expense Group.

•	The Fund’s projected total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of the universe of comparable funds selected by Broadridge for expense comparison purposes, respectively.

Based primarily on the foregoing factors and considerations, the Board approved the Agreement for the Fund.

TIAA-CREF Lifecycle Funds ■ 2020 Semiannual Report	129

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s Index

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed

130	2020 Semiannual Report ■ TIAA-CREF Lifecycle Funds

concluded

for use by the funds. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P TARGET DATE INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2021 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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TIAA-CREF Funds	November 30, 2020

TIAA-CREF

Lifecycle Index Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class
Lifecycle Index Retirement Income Fund	TRILX	TLIHX	TLIPX	TRCIX
Lifecycle Index 2010 Fund	TLTIX	TLTHX	TLTPX	TLTRX
Lifecycle Index 2015 Fund	TLFIX	TLFAX	TLFPX	TLGRX
Lifecycle Index 2020 Fund	TLWIX	TLWHX	TLWPX	TLWRX
Lifecycle Index 2025 Fund	TLQIX	TLQHX	TLVPX	TLQRX
Lifecycle Index 2030 Fund	TLHIX	TLHHX	TLHPX	TLHRX
Lifecycle Index 2035 Fund	TLYIX	TLYHX	TLYPX	TLYRX
Lifecycle Index 2040 Fund	TLZIX	TLZHX	TLPRX	TLZRX
Lifecycle Index 2045 Fund	TLXIX	TLMHX	TLMPX	TLMRX
Lifecycle Index 2050 Fund	TLLIX	TLLHX	TLLPX	TLLRX
Lifecycle Index 2055 Fund	TTIIX	TTIHX	TTIPX	TTIRX
Lifecycle Index 2060 Fund	TVIIX	TVIHX	TVIPX	TVITX
Lifecycle Index 2065 Fund	TFITX	TFIHX	TFIPX	TFIRX

Semiannual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended November 30, 2020. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of November 30, 2020.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	3

Letter to investors

Global financial markets produced positive results for the six months ended November 30, 2020, as the economic implications of the COVID-19 pandemic moderated. U.S. equities posted double-digit gains amid a sharp recovery in economic growth during the period. Foreign stocks also soared, with emerging markets faring better than both international developed markets and domestic equities. U.S. fixed-income securities advanced more modestly as U.S. Treasury yields rose across longer-term maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Index Funds by way of their investments in various asset classes through underlying funds.

•	All twelve TIAA-CREF Lifecycle Index Funds delivered strong gains for the period and came close to matching the performance of their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from 9.8% for the Lifecycle Index 2010 Fund to 20.9% for the Lifecycle Index 2060 Fund.
•	These results continued to support the solid performance of the TIAA-CREF Lifecycle Index Funds over longer periods of time.
•	On September 30, 2020, the TIAA-CREF Lifecycle Index 2065 Fund commenced operations.

U.S. and international equities recorded double-digit gains

U.S. equities advanced substantially for the six months as many businesses and restaurants resumed operations with the gradual easing of COVID-19 restrictions. The broad domestic stock market, as represented by the Russell 3000® Index, gained 22.6%. The U.S. economy contracted sharply in the second quarter of 2020 but expanded considerably during the third quarter. The Federal Reserve maintained the federal funds target rate at 0.00%–0.25%, after having reduced the key short-term interest-rate measure twice in March 2020.

International stocks surpassed their U.S. counterparts. The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 23 emerging-markets countries, returned 23.4% in U.S.-dollar terms. As in the United States, economies in the 19-nation euro area saw sharp contractions in the second quarter followed by strong recoveries in the third. Foreign central banks responded with supportive monetary actions.

U.S. investment-grade bonds advanced as interest rates remained at historically low levels. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 1.8% for the period.

4	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Brad Finkle

Turning the page to a new year

To say that 2020 was a challenging year would be a tremendous understatement. The COVID-19 pandemic caused dramatic lifestyle changes as people and governments struggled to cope with the crisis. For investors, the economic and market turmoil that accompanied the pandemic added yet another layer of concern. However, as swiftly as the markets fell in a cascade of worry, they rose again as conditions improved and optimism returned.

Since risk and uncertainty are ever-present factors in investing, we believe that adhering to a long-term financial plan and staying invested in a diversified portfolio that includes multiple asset classes are wise investment approaches. The TIAA-CREF Lifecycle Index Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

As we welcome 2021, we thank you again for trusting us to manage your investments through the TIAA-CREF Lifecycle Index Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifecycle Index Funds begin on page 40 of this report. You can obtain complete lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifecycle Index Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia and the Far East—and in 23 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	7

About the funds’ benchmarks

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

8	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2020–November 30, 2020).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2020

Lifecycle Index Funds Institutional Class	Beginning account value (6/1/20)	Ending account value (11/30/20)	Expenses paid during period (6/1/20–11/30/20	* )
Retirement Income Fund actual return	$1,000.00	$1,099.14	$0.53
5% annual hypothetical return	1,000.00	1,024.57	0.51
2010 Fund actual return	1,000.00	1,098.94	0.53
5% annual hypothetical return	1,000.00	1,024.57	0.51
2015 Fund actual return	1,000.00	1,109.31	0.53
5% annual hypothetical return	1,000.00	1,024.57	0.51
2020 Fund actual return	1,000.00	1,119.68	0.53
5% annual hypothetical return	1,000.00	1,024.57	0.51
2025 Fund actual return	1,000.00	1,135.46	0.54
5% annual hypothetical return	1,000.00	1,024.57	0.51
2030 Fund actual return	1,000.00	1,152.06	0.54
5% annual hypothetical return	1,000.00	1,024.57	0.51
2035 Fund actual return	1,000.00	1,168.73	0.54
5% annual hypothetical return	1,000.00	1,024.57	0.51
2040 Fund actual return	1,000.00	1,185.90	0.55
5% annual hypothetical return	1,000.00	1,024.57	0.51
2045 Fund actual return	1,000.00	1,202.61	0.55
5% annual hypothetical return	1,000.00	1,024.57	0.51
2050 Fund actual return	1,000.00	1,205.30	0.55
5% annual hypothetical return	1,000.00	1,024.57	0.51
2055 Fund actual return	1,000.00	1,207.96	0.55
5% annual hypothetical return	1,000.00	1,024.57	0.51
2060 Fund actual return	1,000.00	1,210.98	0.55
5% annual hypothetical return	1,000.00	1,024.57	0.51
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.10% for the Retirement Income Fund, 0.10% for the 2010 Fund, 0.10% for the 2015 Fund, 0.10% for the 2020 Fund, 0.10% for the 2025 Fund, 0.10% for the 2030 Fund, 0.10% for the 2035 Fund, 0.10% for the 2040 Fund, 0.10% for the 2045 Fund, 0.10% for the 2050 Fund, 0.10% for the 2055 Fund and 0.10% for the 2060 Fund.

10	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

Expense examples

Six months ended November 30, 2020

Lifecycle Index Funds Advisor Class	Beginning account value (6/1/20)	Ending account value (11/30/20)	Expenses paid during period (6/1/20–11/30/20	* )
Retirement Income Fund actual return	$1,000.00	$1,098.42	$1.00
5% annual hypothetical return	1,000.00	1,024.12	0.96
2010 Fund actual return	1,000.00	1,098.94	0.74
5% annual hypothetical return	1,000.00	1,024.37	0.71
2015 Fund actual return	1,000.00	1,108.71	1.00
5% annual hypothetical return	1,000.00	1,024.12	0.96
2020 Fund actual return	1,000.00	1,118.68	1.06
5% annual hypothetical return	1,000.00	1,024.07	1.01
2025 Fund actual return	1,000.00	1,135.14	1.07
5% annual hypothetical return	1,000.00	1,024.07	1.01
2030 Fund actual return	1,000.00	1,151.19	1.08
5% annual hypothetical return	1,000.00	1,024.07	1.01
2035 Fund actual return	1,000.00	1,168.48	1.09
5% annual hypothetical return	1,000.00	1,024.07	1.01
2040 Fund actual return	1,000.00	1,185.11	1.10
5% annual hypothetical return	1,000.00	1,024.07	1.01
2045 Fund actual return	1,000.00	1,201.94	1.10
5% annual hypothetical return	1,000.00	1,024.07	1.01
2050 Fund actual return	1,000.00	1,205.12	1.11
5% annual hypothetical return	1,000.00	1,024.07	1.01
2055 Fund actual return	1,000.00	1,207.60	1.11
5% annual hypothetical return	1,000.00	1,024.07	1.01
2060 Fund actual return	1,000.00	1,210.20	1.11
5% annual hypothetical return	1,000.00	1,024.07	1.01
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.19% for the Retirement Income Fund, 0.14% for the 2010 Fund, 0.19% for the 2015 Fund, 0.20% for the 2020 Fund, 0.20% for the 2025 Fund, 0.20% for the 2030 Fund, 0.20% for the 2035 Fund, 0.20% for the 2040 Fund, 0.20% for the 2045 Fund, 0.20% for the 2050 Fund, 0.20% for the 2055 Fund and 0.20% for the 2060 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	11

Important information about expenses

Expense examples

Six months ended November 30, 2020

Lifecycle Index Funds Premier Class	Beginning account value (6/1/20)	Ending account value (11/30/20)	Expenses paid during period (6/1/20–11/30/20	* )
Retirement Income Fund actual return	$1,000.00	$1,098.40	$1.32
5% annual hypothetical return	1,000.00	1,023.82	1.27
2010 Fund actual return	1,000.00	1,097.99	1.31
5% annual hypothetical return	1,000.00	1,023.82	1.27
2015 Fund actual return	1,000.00	1,108.56	1.32
5% annual hypothetical return	1,000.00	1,023.82	1.27
2020 Fund actual return	1,000.00	1,117.95	1.33
5% annual hypothetical return	1,000.00	1,023.82	1.27
2025 Fund actual return	1,000.00	1,134.42	1.34
5% annual hypothetical return	1,000.00	1,023.82	1.27
2030 Fund actual return	1,000.00	1,151.22	1.35
5% annual hypothetical return	1,000.00	1,023.82	1.27
2035 Fund actual return	1,000.00	1,167.58	1.36
5% annual hypothetical return	1,000.00	1,023.82	1.27
2040 Fund actual return	1,000.00	1,184.95	1.37
5% annual hypothetical return	1,000.00	1,023.82	1.27
2045 Fund actual return	1,000.00	1,201.65	1.38
5% annual hypothetical return	1,000.00	1,023.82	1.27
2050 Fund actual return	1,000.00	1,205.04	1.38
5% annual hypothetical return	1,000.00	1,023.82	1.27
2055 Fund actual return	1,000.00	1,207.38	1.38
5% annual hypothetical return	1,000.00	1,023.82	1.27
2060 Fund actual return	1,000.00	1,209.74	1.38
5% annual hypothetical return	1,000.00	1,023.82	1.27
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Income Fund, 0.25% for the 2010 Fund, 0.25% for the 2015 Fund, 0.25% for the 2020 Fund, 0.25% for the 2025 Fund, 0.25% for the 2030 Fund, 0.25% for the 2035 Fund, 0.25% for the 2040 Fund, 0.25% for the 2045 Fund, 0.25% for the 2050 Fund, 0.25% for the 2055 Fund and 0.25% for the 2060 Fund.

12	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

Expense examples

Six months ended November 30, 2020

Lifecycle Index Funds Retirement Class	Beginning account value (6/1/20)	Ending account value (11/30/20)	Expenses paid during period (6/1/20–11/30/20	* )
Retirement Income Fund actual return	$1,000.00	$1,098.06	$1.84
5% annual hypothetical return	1,000.00	1,023.31	1.78
2010 Fund actual return	1,000.00	1,097.92	1.84
5% annual hypothetical return	1,000.00	1,023.31	1.78
2015 Fund actual return	1,000.00	1,108.35	1.85
5% annual hypothetical return	1,000.00	1,023.31	1.78
2020 Fund actual return	1,000.00	1,118.42	1.86
5% annual hypothetical return	1,000.00	1,023.31	1.78
2025 Fund actual return	1,000.00	1,133.99	1.87
5% annual hypothetical return	1,000.00	1,023.31	1.78
2030 Fund actual return	1,000.00	1,150.88	1.89
5% annual hypothetical return	1,000.00	1,023.31	1.78
2035 Fund actual return	1,000.00	1,167.33	1.90
5% annual hypothetical return	1,000.00	1,023.31	1.78
2040 Fund actual return	1,000.00	1,184.21	1.92
5% annual hypothetical return	1,000.00	1,023.31	1.78
2045 Fund actual return	1,000.00	1,201.07	1.93
5% annual hypothetical return	1,000.00	1,023.31	1.78
2050 Fund actual return	1,000.00	1,203.99	1.93
5% annual hypothetical return	1,000.00	1,023.31	1.78
2055 Fund actual return	1,000.00	1,206.67	1.94
5% annual hypothetical return	1,000.00	1,023.31	1.78
2060 Fund actual return	1,000.00	1,209.45	1.94
5% annual hypothetical return	1,000.00	1,023.31	1.78
*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.35% for the Retirement Income Fund, 0.35% for the 2010 Fund, 0.35% for the 2015 Fund, 0.35% for the 2020 Fund, 0.35% for the 2025 Fund, 0.35% for the 2030 Fund, 0.35% for the 2035 Fund, 0.35% for the 2040 Fund, 0.35% for the 2045 Fund, 0.35% for the 2050 Fund, 0.35% for the 2055 Fund and 0.35% for the 2060 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	13

Investment results of the Lifecycle Index Funds

Performance for the six months ended November 30, 2020

All twelve of the TIAA-CREF Lifecycle Index Funds generated positive returns that generally approximated the performance of their respective composite benchmarks. Returns for the Retirement Class ranged from 9.79% for the 2010 Fund to 20.94% for the 2060 Fund. The performance tables show returns for all share classes of the funds.

While lower, the funds’ returns were generally similar to those of their composite benchmarks, which represent market performance without any fees or expenses. The difference between the individual Lifecycle Index Funds’ returns and those of their respective benchmarks ranged from 0.27 of a percentage point for the 2015 Fund to 0.55 of a percentage point for the 2050, 2055 and 2060 Funds. (All results for the Lifecycle Index Funds are for the Retirement Class.)

Stocks and bonds advanced amid economic rebound

U.S. markets posted healthy gains for the period as the economic implications of the COVID-19 pandemic diminished. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 31.4% during the second quarter of 2020. GDP recovered dramatically during the third quarter, however, expanding at an annualized rate of 33.1%, according to the government’s “second” estimate. The unemployment rate, which began the period in double digits, eased over the six months to 6.7% in November. Core inflation, which includes all items except food and energy, rose to 1.6% over the twelve months ended November 30, 2020. Oil prices climbed higher over the period.

The Federal Reserve left the federal funds target rate unchanged throughout the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%. Policymakers said they do not intend to raise the rate without ongoing signs of solid economic recovery.

Domestic and international equities generated strong gains for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, advanced 22.59%. The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 23 emerging-markets countries, rose 23.44% in U.S.-dollar terms.

U.S. investment-grade bonds posted steady gains for the period. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 1.79%. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, returned 0.55%.

14	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Equity funds produced highest returns

The Lifecycle Index Funds may invest in up to five sectors of the investment market: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes.

For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—benefited most from the gains achieved by U.S. and foreign stock funds. Fixed-income returns, while more modest, were all positive. The Emerging Markets Equity Index Fund turned in the best performance among all of the underlying funds. The Equity Index Fund and the International Equity Index Fund also generated strong returns. In the fixed-income category, the Inflation-Linked Bond Fund posted the best gain, followed by the Bond Index Fund and the Short-Term Bond Index Fund.

Funds with larger equity weightings posted greater returns

The Lifecycle Index Funds with larger equity allocations generated higher returns. As examples, the 2045, 2050, 2055 and 2060 Funds all allocated at least 90% of their assets to stocks and produced gains in excess of 20% for the period. By comparison, the Retirement Income Fund and 2010 Fund, each with 40% of their assets allocated to fixed-income sectors, returned just under 10%. (Performance of the Lifecycle Index Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	15

Lifecycle Index Retirement Income Fund

Performance as of November 30, 2020

Lifecycle Index Retirement Income Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	9.91%	11.23%	7.28%		6.80%		0.26%	0.10%
Advisor Class	12/4/15	9.84	11.09	7.23	†	6.65	†	0.37	0.22
Premier Class	9/30/09	9.84	11.07	7.13		6.65		0.41	0.25
Retirement Class	9/30/09	9.81	10.97	7.02		6.54		0.51	0.35
Lifecycle Index Retirement Income Fund Composite Index‡	—	10.11	11.28	7.36		6.91		—	—
Broad market index
S&P Target Date Retirement Income Index	—	7.46	8.36	5.97		5.52		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

16	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	28.79	28.00
International equity	12.29	12.00
Fixed income
Fixed income	39.15	40.00
Short-term fixed income	9.75	10.00
Inflation-protected assets	9.79	10.00
Other assets & liabilities, net	0.23	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	17

Lifecycle Index 2010 Fund

Performance as of November 30, 2020

Lifecycle Index 2010 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	9.89%	11.09%	7.41%		7.18%		0.25%	0.10%
Advisor Class	12/4/15	9.89	11.07	7.37	†	7.03	†	0.33	0.18
Premier Class	9/30/09	9.80	10.91	7.24		7.02		0.40	0.25
Retirement Class	9/30/09	9.79	10.88	7.14		6.92		0.50	0.35
Lifecycle Index 2010 Fund Composite Index‡	—	10.08	11.19	7.53		7.30		—	—
Broad market index
S&P Target Date 2010 Index	—	8.88	9.29	6.57		6.26		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle Index 2010 Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 27.7% Russell 3000® Index; 11.9% MSCI EAFE + Emerging Markets Index; 10.4% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

18	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	28.49	27.30
International equity	12.16	11.70
Fixed income
Fixed income	39.22	40.00
Short-term fixed income	10.14	11.00
Inflation-protected assets	9.80	10.00
Other assets & liabilities, net	0.19	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	19

Lifecycle Index 2015 Fund

Performance as of November 30, 2020

Lifecycle Index 2015 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	10.93%	11.64%	7.87%		7.69%		0.23%	0.10%
Advisor Class	12/4/15	10.87	11.53	7.84	†	7.53	†	0.31	0.18
Premier Class	9/30/09	10.86	11.47	7.71		7.52		0.38	0.25
Retirement Class	9/30/09	10.84	11.40	7.61		7.41		0.48	0.35
Lifecycle Index 2015 Fund Composite Index‡	—	11.11	11.74	7.97		7.79		—	—
Broad market index
S&P Target Date 2015 Index	—	9.90	9.50	7.05		6.94		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle Index 2015 Fund Composite Index consisted of: 39.1% Bloomberg Barclays U.S. Aggregate Bond Index; 31.2% Russell 3000® Index; 13.3% MSCI EAFE + Emerging Markets Index; 8.2% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 8.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

20	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2015 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	32.10	30.80
International equity	13.70	13.20
Fixed income
Fixed income	38.22	39.20
Short-term fixed income	7.94	8.40
Inflation-protected assets	7.97	8.40
Other assets & liabilities, net	0.07	—
Total	100.00	100.00

Target allocation

For June 30, 2021

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Lifecycle Index 2020 Fund

Performance as of November 30, 2020

Lifecycle Index 2020 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	11.97%	12.17%	8.41%		8.28%		0.21%	0.10%
Advisor Class	12/4/15	11.87	12.01	8.32	†	8.11	†	0.32	0.21
Premier Class	9/30/09	11.79	11.96	8.24		8.11		0.36	0.25
Retirement Class	9/30/09	11.84	11.89	8.14		8.01		0.46	0.35
Lifecycle Index 2020 Fund Composite Index‡	—	12.14	12.23	8.51		8.39		—	—
Broad market index
S&P Target Date 2020 Index	—	10.58	9.49	7.48		7.52		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle Index 2020 Fund Composite Index consisted of: 38.1% Bloomberg Barclays U.S. Aggregate Bond Index; 34.7% Russell 3000® Index; 14.8% MSCI EAFE + Emerging Markets Index; 6.2% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 6.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

22	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	35.55	34.30
International equity	15.18	14.70
Fixed income
Fixed income	37.13	38.20
Short-term fixed income	5.97	6.40
Inflation-protected assets	6.00	6.40
Other assets & liabilities, net	0.17	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	23

Lifecycle Index 2025 Fund

Performance as of November 30, 2020

Lifecycle Index 2025 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	13.55%	12.90%	9.07%		8.94%		0.20%	0.10%
Advisor Class	12/4/15	13.51	12.79	8.98	†	8.76	†	0.30	0.20
Premier Class	9/30/09	13.44	12.69	8.90		8.77		0.35	0.25
Retirement Class	9/30/09	13.40	12.60	8.78		8.66		0.46	0.35
Lifecycle Index 2025 Fund Composite Index‡	—	13.79	12.98	9.17		9.04		—	—
Broad market index
S&P Target Date 2025 Index	—	12.68	10.27	8.13		8.13		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle Index 2025 Fund Composite Index consisted of: 40.1% Russell 3000® Index; 34.3% Bloomberg Barclays U.S. Aggregate Bond Index; 17.2% MSCI EAFE + Emerging Markets Index; 4.2% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 4.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

24	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2025 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	40.95	39.48
International equity	17.49	16.92
Fixed income
Fixed income	33.33	34.80
Short-term fixed income	4.02	4.40
Inflation-protected assets	4.03	4.40
Other assets & liabilities, net	0.18	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	25

Lifecycle Index 2030 Fund

Performance as of November 30, 2020

Lifecycle Index 2030 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	15.21%	13.56%	9.71%		9.59%		0.20%	0.10%
Advisor Class	12/4/15	15.12	13.46	9.63	†	9.41	†	0.30	0.20
Premier Class	9/30/09	15.12	13.43	9.55		9.43		0.35	0.25
Retirement Class	9/30/09	15.09	13.33	9.45		9.32		0.45	0.35
Lifecycle Index 2030 Fund Composite Index‡	—	15.47	13.72	9.82		9.70		—	—
Broad market index
S&P Target Date 2030 Index	—	14.65	10.82	8.69		8.66		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle Index 2030 Fund Composite Index consisted of: 45.7% Russell 3000® Index; 30.3% Bloomberg Barclays U.S. Aggregate Bond Index; 19.6% MSCI EAFE + Emerging Markets Index; 2.2% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 2.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

26	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	46.45	45.08
International equity	19.84	19.32
Fixed income
Fixed income	29.36	30.80
Short-term fixed income	2.08	2.40
Inflation-protected assets	2.08	2.40
Other assets & liabilities, net	0.19	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	27

Lifecycle Index 2035 Fund

Performance as of November 30, 2020

Lifecycle Index 2035 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	16.87%	14.23%	10.35%		10.21%		0.19%	0.10%
Advisor Class	12/4/15	16.85	14.15	10.29	†	10.04	†	0.29	0.20
Premier Class	9/30/09	16.76	14.06	10.18		10.04		0.34	0.25
Retirement Class	9/30/09	16.73	13.97	10.07		9.94		0.44	0.35
Lifecycle Index 2035 Fund Composite Index‡	—	17.17	14.40	10.44		10.32		—	—
Broad market index
S&P Target Date 2035 Index	—	16.85	11.49	9.24		9.15		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle Index 2035 Fund Composite Index consisted of: 51.3% Russell 3000® Index; 26.3% Bloomberg Barclays U.S. Aggregate Bond Index; 22.0% MSCI EAFE + Emerging Markets Index; 0.2% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 0.2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

28	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2035 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	51.96	50.68
International equity	22.19	21.72
Fixed income
Fixed income	25.43	26.80
Short-term fixed income	0.15	0.40
Inflation-protected assets	0.15	0.40
Other assets & liabilities, net	0.12	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	29

Lifecycle Index 2040 Fund

Performance as of November 30, 2020

Lifecycle Index 2040 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	18.59%	14.82%	10.92%		10.66%		0.19%	0.10%
Advisor Class	12/4/15	18.51	14.72	10.85	†	10.48	†	0.28	0.19
Premier Class	9/30/09	18.50	14.66	10.76		10.49		0.34	0.25
Retirement Class	9/30/09	18.42	14.51	10.64		10.38		0.44	0.35
Lifecycle Index 2040 Fund Composite Index‡	—	18.89	14.98	11.00		10.75		—	—
Broad market index
S&P Target Date 2040 Index	—	18.32	11.92	9.62		9.49		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle Index 2040 Fund Composite Index consisted of: 56.9% Russell 3000® Index; 24.4% MSCI EAFE + Emerging Markets Index; and 18.7% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

30	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	57.41	56.28
International equity	24.52	24.12
Fixed income	17.93	19.60
Other assets & liabilities, net	0.14	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	31

Lifecycle Index 2045 Fund

Performance as of November 30, 2020

Lifecycle Index 2045 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	20.26%	15.43%	11.28%		10.84%		0.19%	0.10%
Advisor Class	12/4/15	20.19	15.28	11.20	†	10.65	†	0.29	0.21
Premier Class	9/30/09	20.17	15.21	11.12		10.67		0.33	0.25
Retirement Class	9/30/09	20.11	15.13	11.01		10.56		0.43	0.35
Lifecycle Index 2045 Fund Composite Index‡	—	20.62	15.61	11.38		10.95		—	—
Broad market index
S&P Target Date 2045 Index	—	19.22	12.14	9.84		9.71		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle Index 2045 Fund Composite Index consisted of: 62.5% Russell 3000® Index; 26.8% MSCI EAFE + Emerging Markets Index; and 10.7% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

32	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2045 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	62.83	61.88
International equity	26.83	26.52
Fixed income	10.24	11.60
Other assets & liabilities, net	0.10	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	33

Lifecycle Index 2050 Fund

Performance as of November 30, 2020

Lifecycle Index 2050 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/30/09	20.53%	15.54%	11.40%		10.90%		0.19%	0.10%
Advisor Class	12/4/15	20.51	15.45	11.32	†	10.71	†	0.28	0.20
Premier Class	9/30/09	20.50	15.39	11.24		10.74		0.34	0.25
Retirement Class	9/30/09	20.40	15.27	11.13		10.62		0.44	0.35
Lifecycle Index 2050 Fund Composite Index‡	—	20.95	15.73	11.50		11.01		—	—
Broad market index
S&P Target Date 2050 Index	—	19.64	12.29	10.00		9.89		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle Index 2050 Fund Composite Index consisted of: 63.8% Russell 3000® Index; 27.3% MSCI EAFE + Emerging Markets Index; and 8.9% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

34	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	64.01	63.70
International equity	27.34	27.30
Fixed income	8.56	9.00
Other assets & liabilities, net	0.09	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	35

Lifecycle Index 2055 Fund

Performance as of November 30, 2020

Lifecycle Index 2055 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	4/29/11	20.80%	15.58%	11.50%		9.77%		0.20%	0.10%
Advisor Class	12/4/15	20.76	15.46	11.46	†	9.61	†	0.29	0.20
Premier Class	4/29/11	20.74	15.43	11.36		9.61		0.35	0.25
Retirement Class	4/29/11	20.67	15.31	11.24		9.50		0.46	0.35
Lifecycle Index 2055 Fund Composite Index‡	—	21.22	15.81	11.61		9.88§		—	—
Broad market index
S&P Target Date 2055 Index	—	19.89	12.27	10.09		8.83§		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle Index 2055 Fund Composite Index consisted of: 64.7% Russell 3000® Index; 27.7% MSCI EAFE + Emerging Markets Index; and 7.6% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

36	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2055 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	64.84	64.58
International equity	27.68	27.67
Fixed income	7.40	7.75
Other assets & liabilities, net	0.08	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	37

Lifecycle Index 2060 Fund

Performance as of November 30, 2020

Lifecycle Index 2060 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	9/26/14	21.10%	15.71%	11.64%		9.80%		0.26%	0.10%
Advisor Class	12/4/15	21.02	15.66	11.57	†	9.69	†	0.35	0.20
Premier Class	9/26/14	20.97	15.55	11.46		9.63		0.41	0.25
Retirement Class	9/26/14	20.94	15.42	11.35		9.52		0.51	0.35
Lifecycle Index 2060 Fund Composite Index‡	—	21.49	15.89	11.72		9.89	§	—	—
Broad market index
S&P Target Date 2060+ Index	—	19.90	12.42	10.23		8.71	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Retirement Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Retirement Class.
‡	As of the close of business on November 30, 2020, the Lifecycle Index 2060 Fund Composite Index consisted of: 65.5% Russell 3000® Index; 28.1% MSCI EAFE + Emerging Markets Index; and 6.4% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

38	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2060 Fund

Asset allocation
	% of net assets as of 11/30/20	% of target allocation for 6/30/21
Equity
U.S. equity	65.60	65.45
International equity	28.02	28.05
Fixed income	6.11	6.50
Other assets & liabilities, net	0.27	—
Total	100.00	100.00

Target allocation

For June 30, 2021

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	39

Portfolio of investments (unaudited)

Lifecycle Index Retirement Income Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—39.2%
19,350,847	TIAA-CREF Bond Index Fund		$226,211,403	39.2%
	TOTAL FIXED INCOME		226,211,403	39.2
INFLATION-PROTECTED ASSETS—9.8%
4,619,249	TIAA-CREF Inflation-Linked Bond Fund		56,539,613	9.8
	TOTAL INFLATION-PROTECTED ASSETS		56,539,613	9.8
INTERNATIONAL EQUITY—12.3%
1,809,525	TIAA-CREF Emerging Markets Equity Index Fund		22,999,058	4.0
2,331,521	TIAA-CREF International Equity Index Fund		48,006,014	8.3
	TOTAL INTERNATIONAL EQUITY		71,005,072	12.3
SHORT-TERM FIXED INCOME—9.7%
5,535,504	TIAA-CREF Short-Term Bond Index Fund		56,296,072	9.7
	TOTAL SHORT-TERM FIXED INCOME		56,296,072	9.7
U.S. EQUITY—28.8%
6,158,865	TIAA-CREF Equity Index Fund		166,289,345	28.8
	TOTAL U.S. EQUITY		166,289,345	28.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $485,301,741)	576,341,505	99.8

	TOTAL PORTFOLIO	(Cost $485,301,741)	576,341,505	99.8
	OTHER ASSETS & LIABILITIES, NET		1,303,889	0.2
	NET ASSETS		$577,645,394	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

40	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2010 Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—39.2%
22,029,180	TIAA-CREF Bond Index Fund		$257,521,113	39.2%
	TOTAL FIXED INCOME		257,521,113	39.2
INFLATION-PROTECTED ASSETS—9.8%
5,259,560	TIAA-CREF Inflation-Linked Bond Fund		64,377,009	9.8
	TOTAL INFLATION-PROTECTED ASSETS		64,377,009	9.8
INTERNATIONAL EQUITY—12.2%
2,035,454	TIAA-CREF Emerging Markets Equity Index Fund		25,870,626	4.0
2,622,659	TIAA-CREF International Equity Index Fund		54,000,553	8.2
	TOTAL INTERNATIONAL EQUITY		79,871,179	12.2
SHORT-TERM FIXED INCOME—10.1%
6,545,082	TIAA-CREF Short-Term Bond Index Fund		66,563,485	10.1
	TOTAL SHORT-TERM FIXED INCOME		66,563,485	10.1
U.S. EQUITY—28.5%
6,927,902	TIAA-CREF Equity Index Fund		187,053,356	28.5
	TOTAL U.S. EQUITY		187,053,356	28.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $523,701,866)	655,386,142	99.8

	TOTAL PORTFOLIO	(Cost $523,701,866)	655,386,142	99.8
	OTHER ASSETS & LIABILITIES, NET		1,232,003	0.2
	NET ASSETS		$656,618,145	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	41

Portfolio of investments (unaudited)

Lifecycle Index 2015 Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—38.2%
36,626,738	TIAA-CREF Bond Index Fund		$428,166,567	38.2%
	TOTAL FIXED INCOME		428,166,567	38.2
INFLATION-PROTECTED ASSETS—8.0%
7,294,653	TIAA-CREF Inflation-Linked Bond Fund		89,286,558	8.0
	TOTAL INFLATION-PROTECTED ASSETS		89,286,558	8.0
INTERNATIONAL EQUITY—13.7%
3,913,197	TIAA-CREF Emerging Markets Equity Index Fund		49,736,740	4.4
5,040,530	TIAA-CREF International Equity Index Fund		103,784,520	9.3
	TOTAL INTERNATIONAL EQUITY		153,521,260	13.7
SHORT-TERM FIXED INCOME—7.9%
8,741,379	TIAA-CREF Short-Term Bond Index Fund		88,899,829	7.9
	TOTAL SHORT-TERM FIXED INCOME		88,899,829	7.9
U.S. EQUITY—32.1%
13,316,106	TIAA-CREF Equity Index Fund		359,534,873	32.1
	TOTAL U.S. EQUITY		359,534,873	32.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $864,062,442)	1,119,409,087	99.9

	TOTAL PORTFOLIO	(Cost $864,062,442)	1,119,409,087	99.9
	OTHER ASSETS & LIABILITIES, NET		781,712	0.1
	NET ASSETS		$1,120,190,799	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

42	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2020 Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—37.1%
100,133,365	TIAA-CREF Bond Index Fund		$1,170,559,032	37.1%
	TOTAL FIXED INCOME		1,170,559,032	37.1
INFLATION-PROTECTED ASSETS—6.0%
15,446,581	TIAA-CREF Inflation-Linked Bond Fund		189,066,152	6.0
	TOTAL INFLATION-PROTECTED ASSETS		189,066,152	6.0
INTERNATIONAL EQUITY—15.2%
12,203,493	TIAA-CREF Emerging Markets Equity Index Fund		155,106,401	4.9
15,711,726	TIAA-CREF International Equity Index Fund		323,504,447	10.3
	TOTAL INTERNATIONAL EQUITY		478,610,848	15.2
SHORT-TERM FIXED INCOME—6.0%
18,510,762	TIAA-CREF Short-Term Bond Index Fund		188,254,446	6.0
	TOTAL SHORT-TERM FIXED INCOME		188,254,446	6.0
U.S. EQUITY—35.5%
41,513,340	TIAA-CREF Equity Index Fund		1,120,860,167	35.5
	TOTAL U.S. EQUITY		1,120,860,167	35.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,488,503,372)	3,147,350,645	99.8

	TOTAL PORTFOLIO	(Cost $2,488,503,372)	3,147,350,645	99.8
	OTHER ASSETS & LIABILITIES, NET		5,436,594	0.2
	NET ASSETS		$3,152,787,239	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	43

Portfolio of investments (unaudited)

Lifecycle Index 2025 Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—33.3%
131,909,626	TIAA-CREF Bond Index Fund		$1,542,023,526	33.3%
	TOTAL FIXED INCOME		1,542,023,526	33.3
INFLATION-PROTECTED ASSETS—4.0%
15,244,580	TIAA-CREF Inflation-Linked Bond Fund		186,593,662	4.0
	TOTAL INFLATION-PROTECTED ASSETS		186,593,662	4.0
INTERNATIONAL EQUITY—17.5%
20,638,453	TIAA-CREF Emerging Markets Equity Index Fund		262,314,743	5.7
26,552,865	TIAA-CREF International Equity Index Fund		546,723,498	11.8
	TOTAL INTERNATIONAL EQUITY		809,038,241	17.5
SHORT-TERM FIXED INCOME—4.0%
18,268,416	TIAA-CREF Short-Term Bond Index Fund		185,789,786	4.0
	TOTAL SHORT-TERM FIXED INCOME		185,789,786	4.0
U.S. EQUITY—41.0%
70,185,224	TIAA-CREF Equity Index Fund		1,895,001,042	41.0
	TOTAL U.S. EQUITY		1,895,001,042	41.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,669,869,924)	4,618,446,257	99.8

	TOTAL PORTFOLIO	(Cost $3,669,869,924)	4,618,446,257	99.8
	OTHER ASSETS & LIABILITIES, NET		8,377,706	0.2
	NET ASSETS		$4,626,823,963	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

44	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2030 Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
FIXED INCOME—29.4%
128,162,394	TIAA-CREF Bond Index Fund		$1,498,218,388	29.4%
	TOTAL FIXED INCOME		1,498,218,388	29.4
INFLATION-PROTECTED ASSETS—2.1%
8,692,268	TIAA-CREF Inflation-Linked Bond Fund		106,393,359	2.1
	TOTAL INFLATION-PROTECTED ASSETS		106,393,359	2.1
INTERNATIONAL EQUITY—19.8%
25,823,151	TIAA-CREF Emerging Markets Equity Index Fund		328,212,248	6.4
33,222,700	TIAA-CREF International Equity Index Fund		684,055,384	13.4
	TOTAL INTERNATIONAL EQUITY		1,012,267,632	19.8
SHORT-TERM FIXED INCOME—2.1%
10,415,490	TIAA-CREF Short-Term Bond Index Fund		105,925,538	2.1
	TOTAL SHORT-TERM FIXED INCOME		105,925,538	2.1
U.S. EQUITY—46.4%
87,802,150	TIAA-CREF Equity Index Fund		2,370,658,041	46.4
	TOTAL U.S. EQUITY		2,370,658,041	46.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,989,162,248)	5,093,462,958	99.8

	TOTAL PORTFOLIO	(Cost $3,989,162,248)	5,093,462,958	99.8
	OTHER ASSETS & LIABILITIES, NET		9,475,601	0.2
	NET ASSETS		$5,102,938,559	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	45

Portfolio of investments (unaudited)

Lifecycle Index 2035 Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—25.4%
103,637,896	TIAA-CREF Bond Index Fund		$1,211,527,002	25.4%
	TOTAL FIXED INCOME		1,211,527,002	25.4
INFLATION-PROTECTED ASSETS—0.2%
571,769	TIAA-CREF Inflation-Linked Bond Fund		6,998,454	0.2
	TOTAL INFLATION-PROTECTED ASSETS		6,998,454	0.2
INTERNATIONAL EQUITY—22.2%
26,956,111	TIAA-CREF Emerging Markets Equity Index Fund		342,612,172	7.2
34,708,049	TIAA-CREF International Equity Index Fund		714,638,733	15.0
	TOTAL INTERNATIONAL EQUITY		1,057,250,905	22.2
SHORT-TERM FIXED INCOME—0.1%
685,746	TIAA-CREF Short-Term Bond Index Fund		6,974,039	0.1
	TOTAL SHORT-TERM FIXED INCOME		6,974,039	0.1
U.S. EQUITY—52.0%
91,704,602	TIAA-CREF Equity Index Fund		2,476,024,245	52.0
	TOTAL U.S. EQUITY		2,476,024,245	52.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,650,313,784)	4,758,774,645	99.9

	TOTAL PORTFOLIO	(Cost $3,650,313,784)	4,758,774,645	99.9
	OTHER ASSETS & LIABILITIES, NET		5,831,890	0.1
	NET ASSETS		$4,764,606,535	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

46	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2040 Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—18.0%
75,514,616	TIAA-CREF Bond Index Fund		$882,765,861	18.0%
	TOTAL FIXED INCOME		882,765,861	18.0
INTERNATIONAL EQUITY—24.5%
30,763,129	TIAA-CREF Emerging Markets Equity Index Fund		390,999,376	7.9
39,615,851	TIAA-CREF International Equity Index Fund		815,690,368	16.6
	TOTAL INTERNATIONAL EQUITY		1,206,689,744	24.5
U.S. EQUITY—57.4%
104,659,320	TIAA-CREF Equity Index Fund		2,825,801,638	57.4
	TOTAL U.S. EQUITY		2,825,801,638	57.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,665,630,850)	4,915,257,243	99.9

	TOTAL PORTFOLIO	(Cost $3,665,630,850)	4,915,257,243	99.9
	OTHER ASSETS & LIABILITIES, NET		6,953,504	0.1
	NET ASSETS		$4,922,210,747	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	47

Portfolio of investments (unaudited)

Lifecycle Index 2045 Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—10.3%
31,252,719	TIAA-CREF Bond Index Fund		$365,344,289	10.3%
	TOTAL FIXED INCOME		365,344,289	10.3
INTERNATIONAL EQUITY—26.8%
24,394,279	TIAA-CREF Emerging Markets Equity Index Fund		310,051,287	8.7
31,405,440	TIAA-CREF International Equity Index Fund		646,638,015	18.1
	TOTAL INTERNATIONAL EQUITY		956,689,302	26.8
U.S. EQUITY—62.8%
82,980,474	TIAA-CREF Equity Index Fund		2,240,472,786	62.8
	TOTAL U.S. EQUITY		2,240,472,786	62.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,707,773,837)	3,562,506,377	99.9

	TOTAL PORTFOLIO	(Cost $2,707,773,837)	3,562,506,377	99.9
	OTHER ASSETS & LIABILITIES, NET		3,612,339	0.1
	NET ASSETS		$3,566,118,716	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

48	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2050 Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—8.6%
21,063,914	TIAA-CREF Bond Index Fund		$246,237,153	8.6%
	TOTAL FIXED INCOME		246,237,153	8.6
INTERNATIONAL EQUITY—27.3%
20,060,290	TIAA-CREF Emerging Markets Equity Index Fund		254,966,288	8.8
25,818,588	TIAA-CREF International Equity Index Fund		531,604,733	18.5
	TOTAL INTERNATIONAL EQUITY		786,571,021	27.3
U.S. EQUITY—64.0%
68,211,300	TIAA-CREF Equity Index Fund		1,841,705,102	64.0
	TOTAL U.S. EQUITY		1,841,705,102	64.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,205,636,353)	2,874,513,276	99.9

	TOTAL PORTFOLIO	(Cost $2,205,636,353)	2,874,513,276	99.9
	OTHER ASSETS & LIABILITIES, NET		2,675,216	0.1
	NET ASSETS		$2,877,188,492	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	49

Portfolio of investments (unaudited)

Lifecycle Index 2055 Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—7.4%
8,609,010	TIAA-CREF Bond Index Fund		$100,639,322	7.4%
	TOTAL FIXED INCOME		100,639,322	7.4
INTERNATIONAL EQUITY—27.7%
9,603,715	TIAA-CREF Emerging Markets Equity Index Fund		122,063,223	9.0
12,362,586	TIAA-CREF International Equity Index Fund		254,545,640	18.7
	TOTAL INTERNATIONAL EQUITY		376,608,863	27.7
U.S. EQUITY—64.8%
32,670,465	TIAA-CREF Equity Index Fund		882,102,567	64.8
	TOTAL U.S. EQUITY		882,102,567	64.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,077,372,674)	1,359,350,752	99.9

	TOTAL PORTFOLIO	(Cost $1,077,372,674)	1,359,350,752	99.9
	OTHER ASSETS & LIABILITIES, NET		1,043,883	0.1
	NET ASSETS		$1,360,394,635	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

50	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2060 Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]
FIXED INCOME—6.1%
2,522,883	TIAA-CREF Bond Index Fund		$29,492,508	6.1%
	TOTAL FIXED INCOME		29,492,508	6.1
INTERNATIONAL EQUITY—28.0%
3,448,044	TIAA-CREF Emerging Markets Equity Index Fund		43,824,645	9.1
4,440,025	TIAA-CREF International Equity Index Fund		91,420,109	18.9
	TOTAL INTERNATIONAL EQUITY		135,244,754	28.0
U.S. EQUITY—65.6%
11,730,020	TIAA-CREF Equity Index Fund		316,710,548	65.6
	TOTAL U.S. EQUITY		316,710,548	65.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $394,440,065)	481,447,810	99.7

	TOTAL PORTFOLIO	(Cost $394,440,065)	481,447,810	99.7
	OTHER ASSETS & LIABILITIES, NET		1,297,696	0.3
	NET ASSETS		$482,745,506	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	51

Portfolio of investments (unaudited)

Lifecycle Index 2065 Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—5.2%
24,090	TIAA-CREF Bond Index Fund		$281,610	5.2%
	TOTAL FIXED INCOME		281,610	5.2
INTERNATIONAL EQUITY—28.1%
39,640	TIAA-CREF Emerging Markets Equity Index Fund		503,823	9.2
50,305	TIAA-CREF International Equity Index Fund		1,035,781	18.9
	TOTAL INTERNATIONAL EQUITY		1,539,604	28.1
U.S. EQUITY—66.6%
134,990	TIAA-CREF Equity Index Fund		3,644,719	66.6
	TOTAL U.S. EQUITY		3,644,719	66.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,995,707)	5,465,933	99.9

	TOTAL PORTFOLIO	(Cost $4,995,707)	5,465,933	99.9
	OTHER ASSETS & LIABILITIES, NET		7,303	0.1
	NET ASSETS		$5,473,236	100.0%

[a]	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

52	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

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TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	53

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  November 30, 2020

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund
ASSETS
Affiliated investments, at value‡	$576,341,505	$655,386,142	$1,119,409,087	$3,147,350,645	$4,618,446,257	$5,093,462,958
Cash	570,092	2,748,841	654,579	3,946,045	7,234,686	7,846,009
Receivable from securities transactions	8,243,968	9,183,285	16,940,509	47,230,207	67,939,845	67,078,167
Receivable from Fund shares sold	1,771,485	1,026,791	1,184,714	5,517,649	6,789,726	10,468,363
Dividends receivable	444,952	501,984	819,192	2,173,816	2,780,114	2,606,140
Due from affiliates	67,078	74,393	109,213	262,894	353,793	358,328
Other	11,650	21,317	39,502	82,684	98,850	104,411
Total assets	587,450,730	668,942,753	1,139,156,796	3,206,563,940	4,703,643,271	5,181,924,376
LIABILITIES
Management fees payable	87,957	98,780	166,462	455,634	645,001	685,140
Service agreement fees payable	9,361	16,685	25,521	65,277	94,788	97,049
Distribution fees payable	3,613	4,630	11,228	35,092	50,078	48,582
Due to affiliates	7,141	7,239	8,312	12,541	15,453	16,251
Payable for securities transactions	8,664,748	11,758,607	17,260,882	50,110,789	72,254,174	75,710,987
Payable for Fund shares redeemed	992,906	386,209	1,416,750	2,948,437	3,569,282	2,223,380
Payable for trustee compensation	11,369	21,006	38,880	81,057	96,698	102,169
Accrued expenses and other payables	28,241	31,452	37,962	67,874	93,834	102,259
Total liabilities	9,805,336	12,324,608	18,965,997	53,776,701	76,819,308	78,985,817
NET ASSETS	$577,645,394	$656,618,145	$1,120,190,799	$3,152,787,239	$4,626,823,963	$5,102,938,559
NET ASSETS CONSIST OF:
Paid-in-capital	$490,341,266	$522,535,203	$856,861,787	$2,480,323,128	$3,666,069,206	$3,994,597,629
Total distributable earnings (loss)	87,304,128	134,082,942	263,329,012	672,464,111	960,754,757	1,108,340,930
NET ASSETS	$577,645,394	$656,618,145	$1,120,190,799	$3,152,787,239	$4,626,823,963	$5,102,938,559
INSTITUTIONAL CLASS:
Net assets	$501,539,119	$536,057,844	$902,999,649	$2,542,907,758	$3,741,337,133	$4,223,201,839
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	30,374,843	30,542,149	48,890,395	128,803,165	177,843,549	188,935,976
Net asset value per share	$16.51	$17.55	$18.47	$19.74	$21.04	$22.35
ADVISOR CLASS:
Net assets	$1,294,509	$328,275	$760,469	$5,681,464	$8,374,512	$10,367,611
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	78,405	18,701	41,199	288,369	398,864	464,633
Net asset value per share	$16.51	$17.55	$18.46	$19.70	$21.00	$22.31
PREMIER CLASS:
Net assets	$29,605,315	$38,151,118	$91,953,852	$288,013,339	$414,507,421	$401,041,060
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,794,448	2,182,653	5,003,813	14,676,099	19,804,415	18,043,203
Net asset value per share	$16.50	$17.48	$18.38	$19.62	$20.93	$22.23
RETIREMENT CLASS:
Net assets	$45,206,451	$82,080,908	$124,476,829	$316,184,678	$462,604,897	$468,328,049
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,743,612	4,723,700	6,799,985	16,177,078	22,216,030	21,173,493
Net asset value per share	$16.48	$17.38	$18.31	$19.55	$20.82	$22.12
‡ Affiliated investments, cost	$485,301,741	$523,701,866	$864,062,442	$2,488,503,372	$3,669,869,924	$3,989,162,248

54	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	55

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds ■ November 30, 2020

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund	Lifecycle Index 2065 Fund
ASSETS
Affiliated investments, at value‡	$4,758,774,645	$4,915,257,243	$3,562,506,377	$2,874,513,276	$1,359,350,752	$481,447,810	$5,465,933
Cash	8,832,069	7,725,540	6,583,789	5,481,748	3,323,699	1,023,197	5,569
Receivable from securities transactions	52,927,650	42,236,099	18,032,219	10,577,250	3,895,903	1,437,604	33,295
Receivable from Fund shares sold	7,080,187	8,437,909	6,134,180	4,834,175	2,473,850	1,253,229	—
Dividends receivable	2,020,906	1,457,920	596,867	402,703	162,701	47,667	902
Due from affiliates	310,057	304,331	209,824	172,718	89,868	42,020	19,592
Other	96,795	105,285	63,660	46,991	17,686	4,373	—
Total assets	4,830,042,309	4,975,524,327	3,594,126,916	2,896,028,861	1,369,314,459	485,255,900	5,525,291
LIABILITIES
Management fees payable	618,297	622,429	439,091	352,269	165,376	57,921	665
Service agreement fees payable	86,445	81,939	61,299	53,686	29,208	10,272	—
Distribution fees payable	47,457	42,883	33,610	28,572	12,700	3,159	65
Due to affiliates	15,431	15,639	12,893	11,537	8,548	6,817	5,546
Payable for securities transactions	61,416,293	49,599,278	25,097,995	16,547,870	8,004,765	2,020,225	32,810
Payable for Fund shares redeemed	3,063,297	2,754,259	2,224,879	1,734,616	604,023	377,067	—
Payable for trustee compensation	94,799	103,248	62,336	45,974	17,247	4,261	—
Accrued expenses and other payables	93,755	93,905	76,097	65,845	77,957	30,672	12,969
Total liabilities	65,435,774	53,313,580	28,008,200	18,840,369	8,919,824	2,510,394	52,055
NET ASSETS	$4,764,606,535	$4,922,210,747	$3,566,118,716	$2,877,188,492	$1,360,394,635	$482,745,506	$5,473,236
NET ASSETS CONSIST OF:
Paid-in-capital	$3,654,802,066	$3,679,316,190	$2,719,410,534	$2,215,241,214	$1,082,159,012	$398,164,494	$5,000,179
Total distributable earnings (loss)	1,109,804,469	1,242,894,557	846,708,182	661,947,278	278,235,623	84,581,012	473,057
NET ASSETS	$4,764,606,535	$4,922,210,747	$3,566,118,716	$2,877,188,492	$1,360,394,635	$482,745,506	$5,473,236
INSTITUTIONAL CLASS:
Net assets	$3,939,757,911	$4,160,897,397	$2,982,203,029	$2,371,953,430	$1,107,868,736	$404,579,747	$3,831,489
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	166,784,342	169,440,881	119,902,354	94,827,904	55,271,660	26,207,307	350,000
Net asset value per share	$23.62	$24.56	$24.87	$25.01	$20.04	$15.44	$10.95
ADVISOR CLASS:
Net assets	$7,057,463	$6,074,257	$5,707,419	$4,984,169	$4,115,689	$2,488,421	$547,219
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	299,331	247,706	229,925	199,615	205,679	161,315	50,000
Net asset value per share	$23.58	$24.52	$24.82	$24.97	$20.01	$15.43	$10.94
PREMIER CLASS:
Net assets	$395,441,863	$356,992,539	$280,646,046	$238,719,192	$105,984,647	$26,530,151	$547,219
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	16,842,037	14,626,426	11,346,791	9,602,344	5,307,555	1,722,360	50,000
Net asset value per share	$23.48	$24.41	$24.73	$24.86	$19.97	$15.40	$10.94
RETIREMENT CLASS:
Net assets	$422,349,298	$398,246,554	$297,562,222	$261,531,701	$142,425,563	$49,147,187	$547,309
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	18,075,354	16,387,129	12,093,345	10,575,518	7,153,744	3,200,238	50,017
Net asset value per share	$23.37	$24.30	$24.61	$24.73	$19.91	$15.36	$10.94
‡ Affiliated investments, cost	$3,650,313,784	$3,665,630,850	$2,707,773,837	$2,205,636,353	$1,077,372,674	$394,440,065	$4,995,707

56	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	57

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended November 30, 2020

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$3,032,136	$3,298,935	$5,599,131	$14,437,421	$17,897,403	$16,264,041
Total income	3,032,136	3,298,935	5,599,131	14,437,421	17,897,403	16,264,041

EXPENSES
Management fees	511,847	556,642	984,289	2,660,488	3,708,694	3,890,530
Shareholder servicing — Institutional Class	6,477	5,421	5,155	9,442	9,493	10,369
Shareholder servicing — Advisor Class	562	41	304	2,739	3,037	4,105
Shareholder servicing — Premier Class	33	30	40	105	136	130
Shareholder servicing — Retirement Class	51,426	97,369	154,452	388,991	562,554	565,467
Distribution fees — Premier Class	21,994	26,180	67,128	210,484	291,838	281,920
Registration fees	31,244	31,051	31,406	33,982	35,467	34,113
Administrative service fees	16,854	16,994	19,624	30,694	38,891	41,100
Professional fees	7,851	7,837	8,563	11,630	13,885	14,420
Custody and accounting fees	6,290	6,239	6,227	6,261	6,269	6,267
Trustee fees and expenses	2,667	2,854	5,161	14,387	20,844	22,606
Other expenses	43,397	48,514	71,652	182,249	262,838	274,760
Total expenses	700,642	799,172	1,354,001	3,551,452	4,953,946	5,145,787
Less: Expenses reimbursed by the investment adviser	(84,015)	(85,586)	(90,637)	(138,869)	(190,499)	(203,907)
Fee waiver by investment adviser and Nuveen Securities	(279,241)	(303,768)	(513,550)	(1,332,937)	(1,770,872)	(1,759,934)
Net expenses	337,386	409,818	749,814	2,079,646	2,992,575	3,181,946
Net investment income (loss)	2,694,750	2,889,117	4,849,317	12,357,775	14,904,828	13,082,095

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	1,861,983	4,059,065	11,360,959	18,814,765	14,277,706	9,960,685
Realized gain (loss) from sale of unaffiliated investments	(83,305)	—	—	—	—	—
Net realized gain (loss) from investments	1,778,678	4,059,065	11,360,959	18,814,765	14,277,706	9,960,685
Net change in unrealized appreciation (depreciation) from affiliated investments	46,909,028	49,653,646	95,206,587	303,470,000	513,290,228	633,534,521
Net realized and unrealized gain (loss) from investments	48,687,706	53,712,711	106,567,546	322,284,765	527,567,934	643,495,206
Net increase (decrease) in net assets from operations	$51,382,456	$56,601,828	$111,416,863	$334,642,540	$542,472,762	$656,577,301

58	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	59

Statements of operations (unaudited)	concluded

TIAA-CREF Funds ■ For the period ended November 30, 2020

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund	Lifecycle Index 2065 Fund§

INVESTMENT INCOME
Dividends from affiliated investments	$12,136,136	$8,632,915	$3,461,416	$2,390,792	$951,994	$270,108	$902
Total income	12,136,136	8,632,915	3,461,416	2,390,792	951,994	270,108	902

EXPENSES
Management fees	3,474,033	3,467,717	2,418,022	1,936,267	895,964	303,851	1,323
Shareholder servicing — Institutional Class	9,958	10,638	9,533	10,167	7,506	8,216	396
Shareholder servicing — Advisor Class	2,791	2,353	2,159	1,892	1,421	937	379
Shareholder servicing — Premier Class	127	123	102	89	76	52	395
Shareholder servicing — Retirement Class	505,672	475,239	349,160	307,576	166,259	54,634	622
Distribution fees — Premier Class	272,960	244,411	189,917	160,640	70,014	16,772	131
Registration fees	33,656	34,168	32,035	32,118	31,134	29,831	20,010
Administrative service fees	38,876	39,006	32,077	28,635	20,825	16,220	5,546
Professional fees	13,685	13,771	11,851	10,976	8,935	7,645	7,122
Custody and accounting fees	6,249	6,261	6,233	6,232	6,218	6,225	2,292
Trustee fees and expenses	20,883	21,277	15,306	12,392	5,783	2,011	2
Other expenses	245,771	246,970	186,192	161,577	82,832	36,853	2,871
Total expenses	4,624,661	4,561,934	3,252,587	2,668,561	1,296,967	483,247	41,089
Less: Expenses reimbursed by the investment adviser	(197,521)	(198,107)	(167,359)	(166,128)	(121,587)	(91,445)	(39,245)
Fee waiver by investment adviser and Nuveen Securities	(1,491,412)	(1,438,983)	(971,028)	(773,073)	(353,357)	(120,366)	(522)
Net expenses	2,935,728	2,924,844	2,114,200	1,729,360	822,023	271,436	1,322

Net investment income (loss)	9,200,408	5,708,071	1,347,216	661,432	129,971	(1,328)	(420)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	7,728,014	6,037,626	(392,660)	(1,051,975)	(942,308)	(339,765)	3,251
Realized gain (loss) from sale of unaffiliated investments	—	—	—	—	—	—	—
Net realized gain (loss) from investments	7,728,014	6,037,626	(392,660)	(1,051,975)	(942,308)	(339,765)	3,251
Net change in unrealized appreciation (depreciation) from affiliated investments	653,355,592	740,394,752	579,313,512	473,076,460	222,662,319	76,654,786	470,226
Net realized and unrealized gain (loss) from investments	661,083,606	746,432,378	578,920,852	472,024,485	221,720,011	76,315,021	473,477
Net increase (decrease) in net assets from operations	$670,284,014	$752,140,449	$580,268,068	$472,685,917	$221,849,982	$76,313,693	$473,057
§ For the period September 30, 2020 to November 30, 2020.

60	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	61

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020

OPERATIONS
Net investment income (loss)		$2,694,750	$9,999,845	$2,889,117	$11,340,949	$4,849,317	$22,155,468
Net realized gain (loss) from investments		1,778,678	(1,901,952)	4,059,065	(688,796)	11,360,959	(1,405,140)
Net change in unrealized appreciation (depreciation) from affiliated investments		46,909,028	23,290,186	49,653,646	26,877,289	95,206,587	51,478,456
Net increase (decrease) in net assets from operations		51,382,456	31,388,079	56,601,828	37,529,442	111,416,863	72,228,784

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(2,415,799)	(8,965,127)	—	(9,420,155)	—	(19,014,280)
	Advisor Class	(4,986)	(29,859)	—	(2,781)	—	(12,473)
	Premier Class	(132,591)	(696,931)	—	(764,977)	—	(2,144,320)
	Retirement Class	(165,930)	(839,397)	—	(1,584,095)	—	(2,790,646)
Total distributions		(2,719,306)	(10,531,314)	—	(11,772,008)	—	(23,961,719)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	93,559,305	218,936,807	115,200,318	150,337,322	126,103,183	275,486,482
	Advisor Class	230,349	1,932,945	186,604	3,001	145,122	441,470
	Premier Class	1,909,306	4,136,935	6,667,371	6,402,768	7,009,902	9,883,404
	Retirement Class	10,692,711	18,247,325	9,510,913	20,378,677	6,918,521	28,892,475
Reinvestments of distributions:	Institutional Class	2,232,710	8,308,363	—	9,130,272	—	18,485,431
	Advisor Class	4,425	27,086	—	—	—	9,565
	Premier Class	117,102	627,297	—	576,947	—	1,736,116
	Retirement Class	165,866	839,068	—	1,584,095	—	2,790,647
Redemptions:	Institutional Class	(73,826,680)	(114,157,477)	(67,398,949)	(72,350,030)	(132,155,286)	(164,612,219)
	Advisor Class	(30,946)	(1,039,449)	(201)	—	(47,068)	(33,853)
	Premier Class	(4,152,323)	(6,699,145)	(3,326,745)	(9,856,228)	(9,571,075)	(25,534,337)
	Retirement Class	(5,131,540)	(19,996,474)	(9,316,810)	(21,578,978)	(17,776,500)	(47,170,736)
Net increase (decrease) from shareholder transactions		25,770,285	111,163,281	51,522,501	84,627,846	(19,373,201)	100,374,445
Net increase (decrease) in net assets		74,433,435	132,020,046	108,124,329	110,385,280	92,043,662	148,641,510

NET ASSETS
Beginning of period		503,211,959	371,191,913	548,493,816	438,108,536	1,028,147,137	879,505,627
End of period		$577,645,394	$503,211,959	$656,618,145	$548,493,816	$1,120,190,799	$1,028,147,137

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	5,927,396	14,694,972	6,854,619	9,534,748	7,166,797	16,668,093
	Advisor Class	14,570	129,393	11,029	215	8,307	26,702
	Premier Class	120,871	279,073	399,608	413,105	408,280	603,597
	Retirement Class	678,287	1,226,980	573,687	1,318,280	397,581	1,774,638
Shares reinvested:	Institutional Class	143,670	566,464	—	574,231	—	1,109,570
	Advisor Class	284	1,848	—	—	—	574
	Premier Class	7,546	42,676	—	36,377	—	104,585
	Retirement Class	10,682	57,036	—	100,386	—	168,619
Shares redeemed:	Institutional Class	(4,652,275)	(7,745,476)	(3,999,416)	(4,620,687)	(7,489,200)	(10,088,563)
	Advisor Class	(1,945)	(76,923)	(12)	—	(2,682)	(2,117)
	Premier Class	(262,857)	(452,497)	(200,936)	(632,796)	(552,210)	(1,562,217)
	Retirement Class	(324,953)	(1,345,058)	(562,024)	(1,380,562)	(1,025,025)	(2,887,454)
Net increase (decrease) from shareholder transactions		1,661,276	7,378,488	3,076,555	5,343,297	(1,088,152)	5,916,027

62	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	63

Statements of changes in net assets	continued

TIAA-CREF Funds  ■  For the period or year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020

OPERATIONS
Net investment income (loss)		$12,357,775	$57,841,070	$14,904,828	$77,287,473	$13,082,095	$82,287,548
Net realized gain (loss) from investments		18,814,765	(7,986,715)	14,277,706	(10,762,047)	9,960,685	(10,596,269)
Net change in unrealized appreciation (depreciation) from affiliated investments		303,470,000	136,948,347	513,290,228	175,425,295	633,534,521	177,175,196
Net increase (decrease) in net assets from operations		334,642,540	186,802,702	542,472,762	241,950,721	656,577,301	248,866,475

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(47,265,526)	—	(61,882,352)	—	(68,257,501)
	Advisor Class	—	(106,244)	—	(46,935)	—	(84,189)
	Premier Class	—	(6,001,263)	—	(7,669,546)	—	(7,448,255)
	Retirement Class	—	(6,638,471)	—	(8,988,441)	—	(8,749,573)
Total distributions		—	(60,011,504)	—	(78,587,274)	—	(84,539,518)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	371,033,103	830,193,214	540,254,447	1,244,518,379	591,962,438	1,302,791,628
	Advisor Class	1,320,402	4,320,846	4,975,849	1,923,615	3,838,789	4,556,025
	Premier Class	15,356,191	32,790,549	33,996,989	49,154,107	27,064,093	43,562,836
	Retirement Class	19,892,161	70,125,141	29,335,010	95,012,622	30,975,998	93,165,489
Reinvestments of distributions:	Institutional Class	—	45,586,269	—	59,244,104	—	66,014,974
	Advisor Class	—	103,403	—	44,115	—	81,277
	Premier Class	—	4,773,985	—	6,043,989	—	6,362,260
	Retirement Class	—	6,638,471	—	8,988,441	—	8,749,573
Redemptions:	Institutional Class	(318,048,601)	(384,017,042)	(388,068,292)	(378,209,118)	(358,344,594)	(332,938,822)
	Advisor Class	(1,061,601)	(384,918)	(167,816)	(230,073)	(224,891)	(280,697)
	Premier Class	(26,995,803)	(41,281,500)	(26,191,165)	(44,822,610)	(23,296,192)	(42,172,053)
	Retirement Class	(41,985,859)	(108,195,577)	(46,719,579)	(113,733,979)	(44,900,204)	(99,155,440)
Net increase (decrease) from shareholder transactions		19,509,993	460,652,841	147,415,443	927,933,592	227,075,437	1,050,737,050
Net increase (decrease) in net assets		354,152,533	587,444,039	689,888,205	1,091,297,039	883,652,738	1,215,064,007

NET ASSETS
Beginning of period		2,798,634,706	2,211,190,667	3,936,935,758	2,845,638,719	4,219,285,821	3,004,221,814
End of period		$3,152,787,239	$2,798,634,706	$4,626,823,963	$3,936,935,758	$5,102,938,559	$4,219,285,821

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	19,813,015	47,406,231	27,234,813	67,266,664	28,244,157	66,948,983
	Advisor Class	70,828	247,404	253,822	105,983	182,924	232,187
	Premier Class	839,984	1,896,433	1,751,169	2,710,168	1,324,787	2,280,482
	Retirement Class	1,074,818	4,060,106	1,496,481	5,243,010	1,496,298	4,882,191
Shares reinvested:	Institutional Class	—	2,569,688	—	3,151,282	—	3,322,344
	Advisor Class	—	5,835	—	2,349	—	4,095
	Premier Class	—	270,328	—	322,690	—	321,651
	Retirement Class	—	376,972	—	481,954	—	443,916
Shares redeemed:	Institutional Class	(16,996,952)	(22,275,501)	(19,531,066)	(20,837,720)	(17,091,931)	(17,505,515)
	Advisor Class	(56,837)	(21,412)	(8,308)	(12,295)	(10,958)	(15,196)
	Premier Class	(1,460,251)	(2,404,780)	(1,342,404)	(2,473,559)	(1,126,736)	(2,235,731)
	Retirement Class	(2,267,213)	(6,235,251)	(2,377,467)	(6,185,839)	(2,151,988)	(5,120,482)
Net increase (decrease) from shareholder transactions		1,017,392	25,896,053	7,477,040	49,774,687	10,866,553	53,558,925

64	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	65

Statements of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020

OPERATIONS
Net investment income (loss)		$9,200,408	$74,497,633	$5,708,071	$77,343,070	$1,347,216	$52,004,630
Net realized gain (loss) from investments		7,728,014	(7,128,597)	6,037,626	(6,955,353)	(392,660)	(1,467,360)
Net change in unrealized appreciation (depreciation) from affiliated investments		653,355,592	154,902,423	740,394,752	151,181,293	579,313,512	89,244,274
Net increase (decrease) in net assets from operations		670,284,014	222,271,459	752,140,449	221,569,010	580,268,068	139,781,544

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(62,098,684)	—	(67,356,967)	—	(44,810,822)
	Advisor Class	—	(65,909)	—	(67,557)	—	(49,289)
	Premier Class	—	(7,206,604)	—	(6,397,082)	—	(4,911,571)
	Retirement Class	—	(7,973,672)	—	(7,569,623)	—	(5,580,972)
Total distributions		—	(77,344,869)	—	(81,391,229)	—	(55,352,654)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	554,299,736	1,163,653,447	538,267,286	1,072,690,067	419,427,775	864,379,658
	Advisor Class	2,944,415	2,804,473	2,520,684	1,545,264	2,627,700	1,467,232
	Premier Class	27,977,427	45,246,452	24,862,983	42,977,457	21,406,393	38,116,232
	Retirement Class	24,924,214	81,244,619	25,795,262	76,793,463	19,045,143	63,033,407
Reinvestments of distributions:	Institutional Class	—	60,042,625	—	65,713,552	—	43,648,069
	Advisor Class	—	62,904	—	64,494	—	46,191
	Premier Class	—	6,163,529	—	5,808,191	—	4,454,664
	Retirement Class	—	7,973,672	—	7,569,623	—	5,580,972
Redemptions:	Institutional Class	(317,757,220)	(255,951,791)	(308,032,364)	(216,178,284)	(189,208,867)	(150,706,405)
	Advisor Class	(352,477)	(327,459)	(435,161)	(560,337)	(181,696)	(261,189)
	Premier Class	(19,801,282)	(32,006,666)	(14,771,343)	(29,355,809)	(12,884,192)	(22,219,264)
	Retirement Class	(36,572,001)	(92,556,210)	(39,131,235)	(92,884,129)	(28,753,755)	(61,969,623)
Net increase (decrease) from shareholder transactions		235,662,812	986,349,595	229,076,112	934,183,552	231,478,501	785,569,944
Net increase (decrease) in net assets		905,946,826	1,131,276,185	981,216,561	1,074,361,333	811,746,569	869,998,834

NET ASSETS
Beginning of period		3,858,659,709	2,727,383,524	3,940,994,186	2,866,632,853	2,754,372,147	1,884,373,313
End of period		$4,764,606,535	$3,858,659,709	$4,922,210,747	$3,940,994,186	$3,566,118,716	$2,754,372,147

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	25,284,590	57,272,985	23,759,656	51,278,553	18,423,702	41,322,794
	Advisor Class	135,799	138,659	111,692	74,728	116,542	72,286
	Premier Class	1,303,352	2,268,052	1,124,278	2,092,134	965,873	1,861,972
	Retirement Class	1,149,101	4,109,003	1,151,063	3,762,615	849,189	3,089,834
Shares reinvested:	Institutional Class	—	2,874,228	—	3,038,074	—	2,000,370
	Advisor Class	—	3,014	—	2,983	—	2,119
	Premier Class	—	296,323	—	269,772	—	205,001
	Retirement Class	—	384,830	—	352,732	—	257,901
Shares redeemed:	Institutional Class	(14,428,673)	(12,880,082)	(13,541,450)	(10,594,726)	(8,272,136)	(7,293,648)
	Advisor Class	(15,976)	(16,382)	(19,332)	(26,637)	(7,867)	(12,242)
	Premier Class	(927,307)	(1,632,962)	(663,908)	(1,436,905)	(581,697)	(1,085,785)
	Retirement Class	(1,671,034)	(4,572,589)	(1,730,716)	(4,439,592)	(1,267,138)	(2,955,104)
Net increase (decrease) from shareholder transactions		10,829,852	48,245,079	10,191,283	44,373,731	10,226,468	37,465,498

66	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	67

Statements of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund		Lifecycle Index 2060 Fund
		November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020

OPERATIONS
Net investment income (loss)		$661,432	$40,226,435	$129,971	$17,646,205	$(1,328)	$4,931,860
Net realized gain (loss) from investments		(1,051,975)	(895,623)	(942,308)	(354,602)	(339,765)	(290,779)
Net change in unrealized appreciation (depreciation) from affiliated investments		473,076,460	67,242,429	222,662,319	25,056,311	76,654,786	6,746,014
Net increase (decrease) in net assets from operations		472,685,917	106,573,241	221,849,982	42,347,914	76,313,693	11,387,095

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(33,967,239)	—	(14,697,222)	—	(4,203,800)
	Advisor Class	—	(53,022)	—	(25,176)	—	(19,937)
	Premier Class	—	(4,015,779)	—	(1,545,016)	—	(286,719)
	Retirement Class	—	(4,746,122)	—	(2,397,731)	—	(691,668)
Total distributions		—	(42,782,162)	—	(18,665,145)	—	(5,202,124)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	329,904,093	753,846,142	187,537,192	407,584,379	103,332,153	181,794,482
	Advisor Class	1,960,260	1,551,422	2,226,307	800,606	1,045,966	732,456
	Premier Class	21,005,927	37,059,256	14,070,386	26,046,960	6,302,675	10,430,273
	Retirement Class	18,376,259	58,046,790	13,657,373	39,101,739	8,554,083	22,702,101
Reinvestments of distributions:	Institutional Class	—	32,968,516	—	14,139,713	—	4,019,014
	Advisor Class	—	49,910	—	22,083	—	17,012
	Premier Class	—	3,678,576	—	1,392,509	—	234,855
	Retirement Class	—	4,746,122	—	2,397,372	—	691,392
Redemptions:	Institutional Class	(131,473,388)	(111,619,974)	(60,649,390)	(75,207,035)	(29,653,879)	(34,636,333)
	Advisor Class	(222,746)	(313,433)	(185,291)	(80,329)	(216,157)	(73,883)
	Premier Class	(10,696,516)	(17,041,829)	(5,227,435)	(8,435,522)	(1,974,835)	(1,803,263)
	Retirement Class	(20,536,653)	(57,748,674)	(10,421,672)	(30,215,676)	(4,955,836)	(13,223,954)
Net increase (decrease) from shareholder transactions		208,317,236	705,222,824	141,007,470	377,546,799	82,434,170	170,884,152
Net increase (decrease) in net assets		681,003,153	769,013,903	362,857,452	401,229,568	158,747,863	177,069,123

NET ASSETS
Beginning of period		2,196,185,339	1,427,171,436	997,537,183	596,307,615	323,997,643	146,928,520
End of period		$2,877,188,492	$2,196,185,339	$1,360,394,635	$997,537,183	$482,745,506	$323,997,643

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	14,449,959	35,975,444	10,272,575	24,185,539	7,338,698	14,134,700
	Advisor Class	86,447	73,996	122,873	48,310	74,579	57,311
	Premier Class	946,057	1,806,790	785,805	1,594,984	453,667	822,237
	Retirement Class	814,684	2,828,051	751,101	2,361,850	610,322	1,774,966
Shares reinvested:	Institutional Class	—	1,504,038	—	805,223	—	297,484
	Advisor Class	—	2,279	—	1,258	—	1,258
	Premier Class	—	168,587	—	79,481	—	17,396
	Retirement Class	—	218,514	—	137,071	—	51,290
Shares redeemed:	Institutional Class	(5,728,031)	(5,378,938)	(3,312,001)	(4,506,804)	(2,108,507)	(2,682,020)
	Advisor Class	(9,734)	(14,202)	(9,754)	(4,802)	(14,645)	(5,752)
	Premier Class	(478,121)	(835,477)	(285,987)	(522,532)	(139,256)	(144,083)
	Retirement Class	(895,758)	(2,726,554)	(566,478)	(1,770,172)	(346,369)	(1,007,770)
Net increase (decrease) from shareholder transactions		9,185,503	33,622,528	7,758,134	22,409,406	5,868,489	13,317,017

68	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	69

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		Lifecycle Index 2065 Fund
		November 30, 2020§

OPERATIONS
Net investment income (loss)		$(420)
Net realized gain (loss) from investments		3,251
Net change in unrealized appreciation (depreciation) from affiliated investments		470,226
Net increase (decrease) in net assets from operations		473,057

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—
	Advisor Class	—
	Premier Class	—
	Retirement Class	—
Total distributions		—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	3,500,020
	Advisor Class	500,000
	Premier Class	500,010
	Retirement Class	500,219
Reinvestments of distributions:	Institutional Class	—
	Advisor Class	—
	Premier Class	—
	Retirement Class	—
Redemptions:	Institutional Class	(20)
	Advisor Class	—
	Premier Class	(10)
	Retirement Class	(40)
Net increase (decrease) from shareholder transactions		5,000,179
Net increase (decrease) in net assets		5,473,236

NET ASSETS
Beginning of period		—
End of period		$5,473,236

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	350,002
	Advisor Class	50,000
	Premier Class	50,001
	Retirement Class	50,021
Shares reinvested:	Institutional Class	—
	Advisor Class	—
	Premier Class	—
	Retirement Class	—
Shares redeemed:	Institutional Class	(2)
	Advisor Class	—
	Premier Class	(1)
	Retirement Class	(4)
Net increase (decrease) from shareholder transactions		500,017

§	For the period September 30, 2020 to November 30, 2020.

70	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

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TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	71

Financial highlights

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class:	11/30/20	#	$15.10	$0.08		$ 1.41		$ 1.49	$(0.08)	$ —	$(0.08)	$16.51	9.91%[b]		$501,539		0.23%[c,g]		0.10%[c,g]		1.02%[c]		13%[b]
	5/31/20		14.31	0.34		0.82		1.16	(0.35)	(0.02)	(0.37)	15.10	8.17		437,256		0.26	[g]	0.10	[g]	2.32		27
	5/31/19		14.22	0.34		0.15		0.49	(0.34)	(0.06)	(0.40)	14.31	3.66		306,742		0.24	[f]	0.07	[f]	2.39		23
	5/31/18		13.81	0.29		0.43		0.72	(0.29)	(0.02)	(0.31)	14.22	5.16		233,165		0.21	[e]	0.00	[e]	2.09		26
	5/31/17		13.09	0.25		0.76		1.01	(0.26)	(0.03)	(0.29)	13.81	7.81		79,296		0.27	[e]	0.00	[e]	1.90		40
	5/31/16		13.35	0.24		(0.24)		0.00 [d]	(0.24)	(0.02)	(0.26)	13.09	0.10		39,882		0.31	[e]	0.02	[e]	1.88		41
Advisor Class:	11/30/20	#	15.10	0.07		1.41		1.48	(0.07)	—	(0.07)	16.51	9.84	[b]	1,295		0.33	[c,g]	0.20	[c,g]	0.92	[c]	13	[b]
	5/31/20		14.31	0.36		0.79		1.15	(0.34)	(0.02)	(0.36)	15.10	8.08		989		0.37	[g]	0.22	[g]	2.41		27
	5/31/19		14.22	0.33		0.16		0.49	(0.34)	(0.06)	(0.40)	14.31	3.64		160		0.27	[f]	0.10	[f]	2.33		23
	5/31/18		13.82	0.30		0.41		0.71	(0.29)	(0.02)	(0.31)	14.22	5.07		111		0.21	[e]	0.01	[e]	2.13		26
	5/31/17		13.09	0.27		0.75		1.02	(0.26)	(0.03)	(0.29)	13.82	7.86		108		0.29	[e]	0.03	[e]	2.03		40
	5/31/16	‡	13.07	0.07		0.14		0.21	(0.17)	(0.02)	(0.19)	13.09	1.68	[b]	103		0.34	[c,e]	0.03	[c,e]	1.20	[c]	41
Premier Class:	11/30/20	#	15.09	0.07		1.41		1.48	(0.07)	—	(0.07)	16.50	9.84	[b]	29,605		0.38	[c,g]	0.25	[c,g]	0.87	[c]	13	[b]
	5/31/20		14.30	0.32		0.82		1.14	(0.33)	(0.02)	(0.35)	15.09	8.09		29,105		0.40	[g]	0.25	[g]	2.17		27
	5/31/19		14.20	0.31		0.17		0.48	(0.32)	(0.06)	(0.38)	14.30	3.44		29,443		0.39	[f]	0.22	[f]	2.20		23
	5/31/18		13.81	0.28		0.40		0.68	(0.27)	(0.02)	(0.29)	14.20	4.94		20,117		0.35	[e]	0.15	[e]	2.00		26
	5/31/17		13.08	0.26		0.74		1.00	(0.24)	(0.03)	(0.27)	13.81	7.73		11,670		0.41	[e]	0.15	[e]	1.95		40
	5/31/16		13.34	0.24		(0.26)		(0.02)	(0.22)	(0.02)	(0.24)	13.08	(0.05)		12,694		0.46	[e]	0.17	[e]	1.87		41
Retirement Class:	11/30/20	#	15.07	0.06		1.41		1.47	(0.06)	—	(0.06)	16.48	9.81	[b]	45,206		0.48	[c,g]	0.35	[c,g]	0.77	[c]	13	[b]
	5/31/20		14.28	0.31		0.81		1.12	(0.31)	(0.02)	(0.33)	15.07	7.91		35,862		0.50	[g]	0.35	[g]	2.09		27
	5/31/19		14.19	0.31		0.15		0.46	(0.31)	(0.06)	(0.37)	14.28	3.40		34,847		0.49	[f]	0.32	[f]	2.19		23
	5/31/18		13.79	0.26		0.42		0.68	(0.26)	(0.02)	(0.28)	14.19	4.83		39,058		0.45	[e]	0.25	[e]	1.88		26
	5/31/17		13.07	0.23		0.75		0.98	(0.23)	(0.03)	(0.26)	13.79	7.57		37,211		0.51	[e]	0.25	[e]	1.70		40
	5/31/16		13.33	0.21		(0.23)		(0.02)	(0.22)	(0.02)	(0.24)	13.07	(0.11)		22,078		0.61	[e]	0.27	[e]	1.65		41
LIFECYCLE INDEX 2010 FUND
Institutional Class:	11/30/20	#	15.97	0.09		1.49		1.58	—	—	—	17.55	9.89	[b]	536,058		0.23	[c,g]	0.10	[c,g]	1.02	[c]	13	[b]
	5/31/20		15.11	0.36		0.87		1.23	(0.35)	(0.02)	(0.37)	15.97	8.18		442,192		0.25	[g]	0.10	[g]	2.32		22
	5/31/19		15.04	0.36		0.15		0.51	(0.35)	(0.09)	(0.44)	15.11	3.57		335,348		0.22	[f]	0.07	[f]	2.40		19
	5/31/18		14.59	0.32		0.45		0.77	(0.29)	(0.03)	(0.32)	15.04	5.29		265,521		0.15	[e]	0.00	[e]	2.13		16
	5/31/17		13.76	0.29		0.85		1.14	(0.27)	(0.04)	(0.31)	14.59	8.47		195,420		0.16	[e]	0.00	[e]	2.04		16
	5/31/16		14.07	0.27		(0.29)		(0.02)	(0.26)	(0.03)	(0.29)	13.76	(0.07)		153,329		0.17	[e]	0.02	[e]	2.01		24
Advisor Class:	11/30/20	#	15.97	0.08		1.50		1.58	—	—	—	17.55	9.89	[b]	328		0.27	[c,g]	0.14	[c,g]	0.96	[c]	13	[b]
	5/31/20		15.11	0.36		0.87		1.23	(0.35)	(0.02)	(0.37)	15.97	8.16		123		0.26	[g]	0.12	[g]	2.30		22
	5/31/19		15.05	0.39		0.11		0.50	(0.35)	(0.09)	(0.44)	15.11	3.52		113		0.27	[f]	0.13	[f]	2.57		19
	5/31/18		14.59	0.31		0.47		0.78	(0.29)	(0.03)	(0.32)	15.05	5.28		177		0.17	[e]	0.02	[e]	2.06		16
	5/31/17		13.77	0.29		0.84		1.13	(0.27)	(0.04)	(0.31)	14.59	8.38		109		0.18	[e]	0.02	[e]	2.04		16
	5/31/16	‡	13.84	0.08		0.14		0.22	(0.26)	(0.03)	(0.29)	13.77	1.65	[b]	103		0.20	[c,e]	0.03	[c,e]	1.19	[c]	24
Premier Class:	11/30/20	#	15.92	0.07		1.49		1.56	—	—	—	17.48	9.80	[b]	38,151		0.38	[c,g]	0.25	[c,g]	0.87	[c]	13	[b]
	5/31/20		15.06	0.35		0.86		1.21	(0.33)	(0.02)	(0.35)	15.92	8.06		31,580		0.40	[g]	0.25	[g]	2.20		22
	5/31/19		15.00	0.35		0.13		0.48	(0.33)	(0.09)	(0.42)	15.06	3.42		32,634		0.36	[f]	0.21	[f]	2.35		19
	5/31/18		14.54	0.30		0.47		0.77	(0.28)	(0.03)	(0.31)	15.00	5.18		47,385		0.30	[e]	0.15	[e]	2.03		16
	5/31/17		13.73	0.27		0.83		1.10	(0.25)	(0.04)	(0.29)	14.54	8.19		32,513		0.31	[e]	0.15	[e]	1.92		16
	5/31/16		14.04	0.25		(0.29)		(0.04)	(0.24)	(0.03)	(0.27)	13.73	(0.22)		26,787		0.32	[e]	0.17	[e]	1.86		24
Retirement Class:	11/30/20	#	15.83	0.06		1.49		1.55	—	—	—	17.38	9.79	[b]	82,081		0.48	[c,g]	0.35	[c,g]	0.77	[c]	13	[b]
	5/31/20		14.98	0.32		0.87		1.19	(0.32)	(0.02)	(0.34)	15.83	7.93		74,599		0.50	[g]	0.35	[g]	2.08		22
	5/31/19		14.92	0.32		0.14		0.46	(0.31)	(0.09)	(0.40)	14.98	3.32		70,013		0.47	[f]	0.32	[f]	2.16		19
	5/31/18		14.47	0.28		0.46		0.74	(0.26)	(0.03)	(0.29)	14.92	5.02		77,207		0.40	[e]	0.25	[e]	1.88		16
	5/31/17		13.66	0.26		0.83		1.09	(0.24)	(0.04)	(0.28)	14.47	8.15		68,843		0.41	[e]	0.25	[e]	1.83		16
	5/31/16		13.97	0.23		(0.28)		(0.05)	(0.23)	(0.03)	(0.26)	13.66	(0.30)		50,981		0.47	[e]	0.27	[e]	1.74		24

72	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	73

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE INDEX 2015 FUND
Institutional Class:	11/30/20	#	$16.65	$0.08		$ 1.74		$ 1.82	$ —	$ —	$ —	$18.47	10.93%[b]		$903,000		0.21%[c,g]		0.10%[c,g]		0.95%[c]		13%[b]
	5/31/20		15.76	0.38		0.92		1.30	(0.38)	(0.03)	(0.41)	16.65	8.24		819,474		0.23	[g]	0.10	[g]	2.33		25
	5/31/19		15.74	0.37		0.13		0.50	(0.37)	(0.11)	(0.48)	15.76	3.40		654,257		0.20	[f]	0.07	[f]	2.38		17
	5/31/18		15.15	0.34		0.58		0.92	(0.30)	(0.03)	(0.33)	15.74	6.01		533,409		0.13	[e]	0.00	[e]	2.16		11
	5/31/17		14.20	0.30		1.00		1.30	(0.29)	(0.06)	(0.35)	15.15	9.28		377,197		0.14	[e]	0.01	[e]	2.05		14
	5/31/16		14.57	0.29		(0.34)		(0.05)	(0.28)	(0.04)	(0.32)	14.20	(0.32)		263,164		0.15	[e]	0.03	[e]	2.05		22
Advisor Class:	11/30/20	#	16.65	0.08		1.73		1.81	—	—	—	18.46	10.87	[b]	760		0.30	[c,g]	0.19	[c,g]	0.86	[c]	13	[b]
	5/31/20		15.76	0.39		0.90		1.29	(0.37)	(0.03)	(0.40)	16.65	8.19		592		0.30	[g]	0.18	[g]	2.38		25
	5/31/19		15.74	0.37		0.12		0.49	(0.36)	(0.11)	(0.47)	15.76	3.31		164		0.24	[f]	0.11	[f]	2.38		17
	5/31/18		15.16	0.33		0.58		0.91	(0.30)	(0.03)	(0.33)	15.74	5.99		114		0.14	[e]	0.01	[e]	2.13		11
	5/31/17		14.21	0.30		1.00		1.30	(0.29)	(0.06)	(0.35)	15.16	9.25		110		0.15	[e]	0.02	[e]	2.07		14
	5/31/16	‡	14.31	0.08		0.13		0.21	(0.27)	(0.04)	(0.31)	14.21	1.55	[b]	103		0.17	[c,e]	0.04	[c,e]	1.16	[c]	22
Premier Class:	11/30/20	#	16.58	0.07		1.73		1.80	—	—	—	18.38	10.86	[b]	91,954		0.36	[c,g]	0.25	[c,g]	0.80	[c]	13	[b]
	5/31/20		15.69	0.36		0.91		1.27	(0.35)	(0.03)	(0.38)	16.58	8.12		85,350		0.37	[g]	0.25	[g]	2.18		25
	5/31/19		15.68	0.36		0.10		0.46	(0.34)	(0.11)	(0.45)	15.69	3.19		94,174		0.34	[f]	0.21	[f]	2.31		17
	5/31/18		15.10	0.32		0.57		0.89	(0.28)	(0.03)	(0.31)	15.68	5.83		101,715		0.28	[e]	0.15	[e]	2.05		11
	5/31/17		14.15	0.28		1.00		1.28	(0.27)	(0.06)	(0.33)	15.10	9.15		71,489		0.29	[e]	0.16	[e]	1.92		14
	5/31/16		14.52	0.27		(0.35)		(0.08)	(0.25)	(0.04)	(0.29)	14.15	(0.47)		61,129		0.30	[e]	0.18	[e]	1.91		22
Retirement Class:	11/30/20	#	16.52	0.06		1.73		1.79	—	—	—	18.31	10.84	[b]	124,477		0.46	[c,g]	0.35	[c,g]	0.70	[c]	13	[b]
	5/31/20		15.64	0.33		0.91		1.24	(0.33)	(0.03)	(0.36)	16.52	7.96		122,731		0.47	[g]	0.35	[g]	2.05		25
	5/31/19		15.62	0.33		0.13		0.46	(0.33)	(0.11)	(0.44)	15.64	3.09		130,910		0.45	[f]	0.32	[f]	2.14		17
	5/31/18		15.05	0.29		0.58		0.87	(0.27)	(0.03)	(0.30)	15.62	5.73		133,557		0.38	[e]	0.25	[e]	1.87		11
	5/31/17		14.11	0.26		1.00		1.26	(0.26)	(0.06)	(0.32)	15.05	9.03		118,186		0.39	[e]	0.26	[e]	1.81		14
	5/31/16		14.48	0.24		(0.33)		(0.09)	(0.24)	(0.04)	(0.28)	14.11	(0.56)		87,677		0.45	[e]	0.28	[e]	1.75		22
LIFECYCLE INDEX 2020 FUND
Institutional Class:	11/30/20	#	17.63	0.08		2.03		2.11	—	—	—	19.74	11.97	[b]	2,542,908		0.20	[c,g]	0.10	[c,g]	0.88	[c]	11	[b]
	5/31/20		16.65	0.40		0.99		1.39	(0.39)	(0.02)	(0.41)	17.63	8.36		2,221,699		0.21	[g]	0.10	[g]	2.32		20
	5/31/19		16.63	0.39		0.08		0.47	(0.38)	(0.07)	(0.45)	16.65	3.07		1,636,541		0.19	[f]	0.08	[f]	2.34		12
	5/31/18		15.87	0.36		0.73		1.09	(0.31)	(0.02)	(0.33)	16.63	6.85		1,176,623		0.12	[e]	0.01	[e]	2.17		8
	5/31/17		14.70	0.31		1.21		1.52	(0.30)	(0.05)	(0.35)	15.87	10.50		710,053		0.13	[e]	0.02	[e]	2.07		9
	5/31/16		15.15	0.30		(0.43)		(0.13)	(0.29)	(0.03)	(0.32)	14.70	(0.81)		431,790		0.13	[e]	0.04	[e]	2.08		15
Advisor Class:	11/30/20	#	17.61	0.07		2.02		2.09	—	—	—	19.70	11.87	[b]	5,681		0.30	[c,g]	0.20	[c,g]	0.78	[c]	11	[b]
	5/31/20		16.64	0.43		0.94		1.37	(0.38)	(0.02)	(0.40)	17.61	8.25		4,832		0.31	[g]	0.21	[g]	2.51		20
	5/31/19		16.62	0.38		0.08		0.46	(0.37)	(0.07)	(0.44)	16.64	2.95		708		0.27	[f]	0.16	[f]	2.30		12
	5/31/18		15.86	0.36		0.72		1.08	(0.30)	(0.02)	(0.32)	16.62	6.85		200		0.18	[e]	0.07	[e]	2.17		8
	5/31/17		14.70	0.37		1.14		1.51	(0.30)	(0.05)	(0.35)	15.86	10.42		244		0.18	[e]	0.06	[e]	2.44		9
	5/31/16	‡	14.83	0.08		0.10		0.18	(0.28)	(0.03)	(0.31)	14.70	1.32	[b]	103		0.16	[c,e]	0.05	[c,e]	1.09	[c]	15
Premier Class:	11/30/20	#	17.55	0.07		2.00		2.07	—	—	—	19.62	11.79	[b]	288,013		0.35	[c,g]	0.25	[c,g]	0.73	[c]	11	[b]
	5/31/20		16.57	0.38		0.99		1.37	(0.37)	(0.02)	(0.39)	17.55	8.25		268,403		0.36	[g]	0.25	[g]	2.16		20
	5/31/19		16.55	0.37		0.07		0.44	(0.35)	(0.07)	(0.42)	16.57	2.86		257,430		0.33	[f]	0.22	[f]	2.24		12
	5/31/18		15.80	0.33		0.73		1.06	(0.29)	(0.02)	(0.31)	16.55	6.75		250,375		0.27	[e]	0.16	[e]	2.02		8
	5/31/17		14.64	0.30		1.19		1.49	(0.28)	(0.05)	(0.33)	15.80	10.32		175,521		0.28	[e]	0.17	[e]	1.95		9
	5/31/16		15.09	0.28		(0.43)		(0.15)	(0.27)	(0.03)	(0.30)	14.64	(0.95)		135,778		0.28	[e]	0.19	[e]	1.97		15
Retirement Class:	11/30/20	#	17.48	0.06		2.01		2.07	—	—	—	19.55	11.84	[b]	316,185		0.45	[c,g]	0.35	[c,g]	0.63	[c]	11	[b]
	5/31/20		16.51	0.35		0.99		1.34	(0.35)	(0.02)	(0.37)	17.48	8.10		303,700		0.46	[g]	0.35	[g]	2.05		20
	5/31/19		16.49	0.34		0.09		0.43	(0.34)	(0.07)	(0.41)	16.51	2.76		316,512		0.43	[f]	0.32	[f]	2.09		12
	5/31/18		15.74	0.30		0.74		1.04	(0.27)	(0.02)	(0.29)	16.49	6.66		318,125		0.37	[e]	0.26	[e]	1.86		8
	5/31/17		14.60	0.28		1.18		1.46	(0.27)	(0.05)	(0.32)	15.74	10.14		267,914		0.38	[e]	0.27	[e]	1.85		9
	5/31/16		15.04	0.26		(0.41)		(0.15)	(0.26)	(0.03)	(0.29)	14.60	(0.96)		172,443		0.43	[e]	0.29	[e]	1.84		15

74	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	75

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE INDEX 2025 FUND
Institutional Class:	11/30/20	#	$18.53	$0.07		$ 2.44		$ 2.51	$ —	$ —	$ —	$21.04	13.55%[b]		$3,741,337		0.19%[c,g]		0.10	%c,g	0.74%[c]		10%[b]
	5/31/20		17.49	0.42		1.05		1.47	(0.41)	(0.02)	(0.43)	18.53	8.35		3,152,216		0.20	[g]	0.11	[g]	2.31		17
	5/31/19		17.51	0.40		0.02		0.42	(0.39)	(0.05)	(0.44)	17.49	2.58		2,108,199		0.18	[f]	0.08	[f]	2.28		11
	5/31/18		16.54	0.37		0.95		1.32	(0.33)	(0.02)	(0.35)	17.51	7.99		1,456,072		0.12	[e]	0.01	[e]	2.14		7
	5/31/17		15.14	0.33		1.44		1.77	(0.31)	(0.06)	(0.37)	16.54	11.90		778,157		0.13	[e]	0.02	[e]	2.07		9
	5/31/16		15.69	0.32		(0.53)		(0.21)	(0.31)	(0.03)	(0.34)	15.14	(1.26)		449,137		0.13	[e]	0.04	[e]	2.15		9
Advisor Class:	11/30/20	#	18.50	0.06		2.44		2.50	—	—	—	21.00	13.51	[b]	8,375		0.29	[c,g]	0.20	[c,g]	0.63	[c]	10	[b]
	5/31/20		17.47	0.42		1.03		1.45	(0.40)	(0.02)	(0.42)	18.50	8.23		2,837		0.30	[g]	0.21	[g]	2.30		17
	5/31/19		17.50	0.40		(0.00)		0.40	(0.38)	(0.05)	(0.43)	17.47	2.51		1,001		0.28	[f]	0.18	[f]	2.28		11
	5/31/18		16.53	0.31		1.00		1.31	(0.32)	(0.02)	(0.34)	17.50	7.89		438		0.21	[e]	0.09	[e]	1.82		7
	5/31/17		15.14	0.32		1.44		1.76	(0.31)	(0.06)	(0.37)	16.53	11.82		140		0.15	[e]	0.04	[e]	2.06		9
	5/31/16	‡	15.32	0.07		0.08		0.15	(0.30)	(0.03)	(0.33)	15.14	1.11	[b]	103		0.16	[c,e]	0.05	[c,e]	1.01	[c]	9
Premier Class:	11/30/20	#	18.45	0.06		2.42		2.48	—	—	—	20.93	13.44	[b]	414,507		0.34	[c,g]	0.25	[c,g]	0.59	[c]	10	[b]
	5/31/20		17.41	0.39		1.05		1.44	(0.38)	(0.02)	(0.40)	18.45	8.24		357,784		0.35	[g]	0.26	[g]	2.15		17
	5/31/19		17.44	0.38		0.01		0.39	(0.37)	(0.05)	(0.42)	17.41	2.44		328,028		0.33	[f]	0.22	[f]	2.20		11
	5/31/18		16.47	0.35		0.95		1.30	(0.31)	(0.02)	(0.33)	17.44	7.84		299,291		0.27	[e]	0.16	[e]	2.01		7
	5/31/17		15.09	0.31		1.42		1.73	(0.29)	(0.06)	(0.35)	16.47	11.66		186,729		0.28	[e]	0.17	[e]	1.98		9
	5/31/16		15.63	0.30		(0.52)		(0.22)	(0.29)	(0.03)	(0.32)	15.09	(1.34)		142,200		0.28	[e]	0.19	[e]	2.01		9
Retirement Class:	11/30/20	#	18.36	0.05		2.41		2.46	—	—	—	20.82	13.40	[b]	462,605		0.45	[c,g]	0.35	[c,g]	0.49	[c]	10	[b]
	5/31/20		17.34	0.37		1.03		1.40	(0.36)	(0.02)	(0.38)	18.36	8.05		424,099		0.46	[g]	0.36	[g]	2.05		17
	5/31/19		17.36	0.35		0.03		0.38	(0.35)	(0.05)	(0.40)	17.34	2.33		408,411		0.43	[f]	0.32	[f]	2.03		11
	5/31/18		16.40	0.31		0.96		1.27	(0.29)	(0.02)	(0.31)	17.36	7.76		372,112		0.37	[e]	0.26	[e]	1.84		7
	5/31/17		15.04	0.29		1.41		1.70	(0.28)	(0.06)	(0.34)	16.40	11.50		293,959		0.38	[e]	0.27	[e]	1.86		9
	5/31/16		15.58	0.27		(0.50)		(0.23)	(0.28)	(0.03)	(0.31)	15.04	(1.41)		170,093		0.43	[e]	0.29	[e]	1.86		9
LIFECYCLE INDEX 2030 FUND
Institutional Class:	11/30/20	#	19.40	0.06		2.89		2.95	—	—	—	22.35	15.21	[b]	4,223,202		0.19	[c,g]	0.10	[c,g]	0.60	[c]	9	[b]
	5/31/20		18.33	0.44		1.08		1.52	(0.43)	(0.02)	(0.45)	19.40	8.25		3,449,438		0.20	[g]	0.10	[g]	2.30		15
	5/31/19		18.42	0.41		(0.04)		0.37	(0.41)	(0.05)	(0.46)	18.33	2.13		2,291,258		0.18	[f]	0.08	[f]	2.24		10
	5/31/18		17.23	0.38		1.19		1.57	(0.35)	(0.03)	(0.38)	18.42	9.10		1,517,858		0.12	[e]	0.02	[e]	2.11		5
	5/31/17		15.60	0.34		1.69		2.03	(0.33)	(0.07)	(0.40)	17.23	13.20		818,138		0.13	[e]	0.03	[e]	2.09		6
	5/31/16		16.25	0.34		(0.62)		(0.28)	(0.33)	(0.04)	(0.37)	15.60	(1.67)		487,539		0.13	[e]	0.05	[e]	2.19		7
Advisor Class:	11/30/20	#	19.38	0.05		2.88		2.93	—	—	—	22.31	15.12	[b]	10,368		0.29	[c,g]	0.20	[c,g]	0.50	[c]	9	[b]
	5/31/20		18.31	0.42		1.09		1.51	(0.42)	(0.02)	(0.44)	19.38	8.20		5,671		0.30	[g]	0.21	[g]	2.20		15
	5/31/19		18.41	0.43		(0.08)		0.35	(0.40)	(0.05)	(0.45)	18.31	2.03		1,311		0.28	[f]	0.18	[f]	2.36		10
	5/31/18		17.22	0.36		1.19		1.55	(0.33)	(0.03)	(0.36)	18.41	9.00		165		0.21	[e]	0.11	[e]	2.00		5
	5/31/17		15.60	0.32		1.70		2.02	(0.33)	(0.07)	(0.40)	17.22	13.12		150		0.17	[e]	0.07	[e]	1.97		6
	5/31/16	‡	15.83	0.07		0.06		0.13	(0.32)	(0.04)	(0.36)	15.60	0.93	[b]	103		0.16	[c,e]	0.07	[c,e]	0.93	[c]	7
Premier Class:	11/30/20	#	19.31	0.05		2.87		2.92	—	—	—	22.23	15.12	[b]	401,041		0.34	[c,g]	0.25	[c,g]	0.45	[c]	9	[b]
	5/31/20		18.24	0.41		1.09		1.50	(0.41)	(0.02)	(0.43)	19.31	8.14		344,547		0.35	[g]	0.25	[g]	2.14		15
	5/31/19		18.34	0.40		(0.07)		0.33	(0.38)	(0.05)	(0.43)	18.24	1.98		318,862		0.32	[f]	0.22	[f]	2.16		10
	5/31/18		17.15	0.36		1.19		1.55	(0.33)	(0.03)	(0.36)	18.34	8.95		307,155		0.27	[e]	0.17	[e]	1.97		5
	5/31/17		15.54	0.32		1.67		1.99	(0.31)	(0.07)	(0.38)	17.15	12.97		206,717		0.28	[e]	0.18	[e]	1.98		6
	5/31/16		16.19	0.32		(0.63)		(0.31)	(0.30)	(0.04)	(0.34)	15.54	(1.82)		152,863		0.28	[e]	0.20	[e]	2.06		7
Retirement Class:	11/30/20	#	19.22	0.04		2.86		2.90	—	—	—	22.12	15.09	[b]	468,328		0.44	[c,g]	0.35	[c,g]	0.35	[c]	9	[b]
	5/31/20		18.16	0.39		1.08		1.47	(0.39)	(0.02)	(0.41)	19.22	8.02		419,628		0.45	[g]	0.35	[g]	2.04		15
	5/31/19		18.26	0.36		(0.05)		0.31	(0.36)	(0.05)	(0.41)	18.16	1.88		392,792		0.42	[f]	0.32	[f]	2.01		10
	5/31/18		17.08	0.33		1.19		1.52	(0.31)	(0.03)	(0.34)	18.26	8.82		368,806		0.37	[e]	0.27	[e]	1.81		5
	5/31/17		15.48	0.31		1.66		1.97	(0.30)	(0.07)	(0.37)	17.08	12.90		287,818		0.38	[e]	0.28	[e]	1.92		6
	5/31/16		16.13	0.29		(0.61)		(0.32)	(0.29)	(0.04)	(0.33)	15.48	(1.89)		154,906		0.43	[e]	0.30	[e]	1.93		7

76	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	77

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE INDEX 2035 FUND
Institutional Class:	11/30/20	#	$20.21	$0.05		$ 3.36		$ 3.41	$ —	$ —	$ —	$23.62	16.87%[b]		$3,939,758		0.18%[c,g]		0.10%[c,g]		0.47%[c]		8%[b]
	5/31/20		19.12	0.46		1.11		1.57	(0.46)	(0.02)	(0.48)	20.21	8.12		3,151,680		0.19	[g]	0.11	[g]	2.30		14
	5/31/19		19.32	0.42		(0.14)		0.28	(0.42)	(0.06)	(0.48)	19.12	1.66		2,077,146		0.17	[f]	0.08	[f]	2.20		7
	5/31/18		17.89	0.40		1.43		1.83	(0.37)	(0.03)	(0.40)	19.32	10.17		1,453,606		0.12	[e]	0.02	[e]	2.09		5
	5/31/17		16.01	0.35		1.95		2.30	(0.34)	(0.08)	(0.42)	17.89	14.60		822,392		0.13	[e]	0.03	[e]	2.09		5
	5/31/16		16.77	0.34		(0.72)		(0.38)	(0.34)	(0.04)	(0.38)	16.01	(2.18)		489,103		0.13	[e]	0.06	[e]	2.19		6
Advisor Class:	11/30/20	#	20.18	0.04		3.36		3.40	—	—	—	23.58	16.85	[b]	7,057		0.28	[c,g]	0.20	[c,g]	0.37	[c]	8	[b]
	5/31/20		19.10	0.50		1.04		1.54	(0.44)	(0.02)	(0.46)	20.18	8.02		3,623		0.29	[g]	0.20	[g]	2.51		14
	5/31/19		19.31	0.40		(0.13)		0.27	(0.42)	(0.06)	(0.48)	19.10	1.52		1,036		0.27	[f]	0.18	[f]	2.12		7
	5/31/18		17.88	0.38		1.44		1.82	(0.36)	(0.03)	(0.39)	19.31	10.22		133		0.14	[e]	0.04	[e]	2.02		5
	5/31/17		16.00	0.36		1.94		2.30	(0.34)	(0.08)	(0.42)	17.88	14.59		115		0.14	[e]	0.04	[e]	2.13		5
	5/31/16	‡	16.29	0.06		0.02		0.08	(0.33)	(0.04)	(0.37)	16.00	0.63	[b]	103		0.16	[c,e]	0.07	[c,e]	0.78	[c]	6
Premier Class:	11/30/20	#	20.11	0.03		3.34		3.37	—	—	—	23.48	16.76	[b]	395,442		0.33	[c,g]	0.25	[c,g]	0.32	[c]	8	[b]
	5/31/20		19.02	0.43		1.11		1.54	(0.43)	(0.02)	(0.45)	20.11	8.02		331,062		0.34	[g]	0.26	[g]	2.15		14
	5/31/19		19.22	0.40		(0.14)		0.26	(0.40)	(0.06)	(0.46)	19.02	1.46		295,473		0.32	[f]	0.23	[f]	2.10		7
	5/31/18		17.81	0.37		1.41		1.78	(0.34)	(0.03)	(0.37)	19.22	10.03		276,476		0.27	[e]	0.17	[e]	1.95		5
	5/31/17		15.94	0.33		1.94		2.27	(0.32)	(0.08)	(0.40)	17.81	14.45		184,167		0.28	[e]	0.18	[e]	1.98		5
	5/31/16		16.71	0.32		(0.74)		(0.42)	(0.31)	(0.04)	(0.35)	15.94	(2.39)		131,478		0.28	[e]	0.21	[e]	2.06		6
Retirement Class:	11/30/20	#	20.02	0.02		3.33		3.35	—	—	—	23.37	16.73	[b]	422,349		0.43	[c,g]	0.35	[c,g]	0.22	[c]	8	[b]
	5/31/20		18.94	0.41		1.10		1.51	(0.41)	(0.02)	(0.43)	20.02	7.89		372,294		0.44	[g]	0.36	[g]	2.04		14
	5/31/19		19.14	0.37		(0.13)		0.24	(0.38)	(0.06)	(0.44)	18.94	1.36		353,729		0.42	[f]	0.33	[f]	1.94		7
	5/31/18		17.73	0.33		1.43		1.76	(0.32)	(0.03)	(0.35)	19.14	9.97		331,850		0.37	[e]	0.27	[e]	1.78		5
	5/31/17		15.88	0.31		1.93		2.24	(0.31)	(0.08)	(0.39)	17.73	14.31		253,984		0.38	[e]	0.28	[e]	1.85		5
	5/31/16		16.66	0.30		(0.73)		(0.43)	(0.31)	(0.04)	(0.35)	15.88	(2.51)		139,061		0.44	[e]	0.31	[e]	1.94		6
LIFECYCLE INDEX 2040 FUND
Institutional Class:	11/30/20	#	20.71	0.03		3.82		3.85	—	—	—	24.56	18.59	[b]	4,160,897		0.18	[c,g]	0.10	[c,g]	0.29	[c]	7	[b]
	5/31/20		19.65	0.47		1.08		1.55	(0.47)	(0.02)	(0.49)	20.71	7.81		3,297,735		0.19	[g]	0.10	[g]	2.28		11
	5/31/19		19.96	0.42		(0.25)		0.17	(0.43)	(0.05)	(0.48)	19.65	1.08		2,269,054		0.17	[f]	0.08	[f]	2.14		6
	5/31/18		18.30	0.39		1.68		2.07	(0.38)	(0.03)	(0.41)	19.96	11.32		1,613,765		0.12	[e]	0.03	[e]	2.02		3
	5/31/17		16.19	0.36		2.19		2.55	(0.35)	(0.09)	(0.44)	18.30	16.02		953,151		0.13	[e]	0.04	[e]	2.08		5
	5/31/16		17.08	0.35		(0.84)		(0.49)	(0.35)	(0.05)	(0.40)	16.19	(2.80)		607,811		0.13	[e]	0.06	[e]	2.20		4
Advisor Class:	11/30/20	#	20.69	0.02		3.81		3.83	—	—	—	24.52	18.51	[b]	6,074		0.28	[c,g]	0.20	[c,g]	0.19	[c]	7	[b]
	5/31/20		19.63	0.47		1.07		1.54	(0.46)	(0.02)	(0.48)	20.69	7.75		3,215		0.28	[g]	0.19	[g]	2.30		11
	5/31/19		19.94	0.40		(0.24)		0.16	(0.42)	(0.05)	(0.47)	19.63	0.96		2,047		0.25	[f]	0.16	[f]	2.02		6
	5/31/18		18.29	0.50		1.55		2.05	(0.37)	(0.03)	(0.40)	19.94	11.29		547		0.23	[e]	0.14	[e]	2.53		3
	5/31/17		16.19	0.55		1.99		2.54	(0.35)	(0.09)	(0.44)	18.29	15.94		213		0.18	[e]	0.09	[e]	3.19		5
	5/31/16	‡	16.54	0.05		(0.01)		0.04	(0.34)	(0.05)	(0.39)	16.19	0.36	[b]	103		0.16	[c,e]	0.08	[c,e]	0.63	[c]	4
Premier Class:	11/30/20	#	20.60	0.02		3.79		3.81	—	—	—	24.41	18.50	[b]	356,993		0.33	[c,g]	0.25	[c,g]	0.14	[c]	7	[b]
	5/31/20		19.55	0.44		1.07		1.51	(0.44)	(0.02)	(0.46)	20.60	7.65		291,837		0.34	[g]	0.25	[g]	2.12		11
	5/31/19		19.86	0.41		(0.27)		0.14	(0.40)	(0.05)	(0.45)	19.55	0.87		258,812		0.31	[f]	0.23	[f]	2.09		6
	5/31/18		18.21	0.37		1.67		2.04	(0.36)	(0.03)	(0.39)	19.86	11.24		264,272		0.27	[e]	0.18	[e]	1.88		3
	5/31/17		16.12	0.33		2.18		2.51	(0.33)	(0.09)	(0.42)	18.21	15.81		185,887		0.28	[e]	0.19	[e]	1.95		5
	5/31/16		17.01	0.33		(0.85)		(0.52)	(0.32)	(0.05)	(0.37)	16.12	(2.95)		125,148		0.28	[e]	0.21	[e]	2.07		4
Retirement Class:	11/30/20	#	20.52	0.00	[d]	3.78		3.78	—	—	—	24.30	18.42	[b]	398,247		0.43	[c,g]	0.35	[c,g]	0.04	[c]	7	[b]
	5/31/20		19.47	0.42		1.07		1.49	(0.42)	(0.02)	(0.44)	20.52	7.58		348,208		0.44	[g]	0.35	[g]	2.02		11
	5/31/19		19.78	0.37		(0.25)		0.12	(0.38)	(0.05)	(0.43)	19.47	0.77		336,720		0.42	[f]	0.33	[f]	1.89		6
	5/31/18		18.15	0.33		1.67		2.00	(0.34)	(0.03)	(0.37)	19.78	11.05		310,574		0.37	[e]	0.28	[e]	1.70		3
	5/31/17		16.07	0.32		2.17		2.49	(0.32)	(0.09)	(0.41)	18.15	15.73		229,150		0.38	[e]	0.29	[e]	1.89		5
	5/31/16		16.96	0.31		(0.84)		(0.53)	(0.31)	(0.05)	(0.36)	16.07	(3.02)		133,347		0.43	[e]	0.31	[e]	1.94		4

78	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	79

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss )	Portfolio turnover rate
LIFECYCLE INDEX 2045 FUND
Institutional Class:	11/30/20	#	$20.68		$0.01	$ 4.18		$ 4.19	$ —	$ —	$ —	$24.87	20.26%[b]		$2,982,203		0.17%[c,g]		0.10%[c,g]		0.12%[c]	4%[b]
	5/31/20		19.69		0.47	1.02		1.49	(0.48)	(0.02)	(0.50)	20.68	7.43		2,269,913		0.19	[g]	0.10	[g]	2.27	6
	5/31/19		20.09		0.42	(0.34)		0.08	(0.43)	(0.05)	(0.48)	19.69	0.58		1,451,216		0.17	[f]	0.08	[f]	2.10	4
	5/31/18		18.32		0.40	1.78		2.18	(0.38)	(0.03)	(0.41)	20.09	11.97		982,189		0.13	[e]	0.03	[e]	2.02	3
	5/31/17		16.13		0.35	2.27		2.62	(0.35)	(0.08)	(0.43)	18.32	16.51		513,660		0.14	[e]	0.04	[e]	2.06	4
	5/31/16		17.00		0.35	(0.83)		(0.48)	(0.35)	(0.04)	(0.39)	16.13	(2.73)		279,626		0.15	[e]	0.06	[e]	2.20	8
Advisor Class:	11/30/20	#	20.65		0.00 [d]	4.17		4.17	—	—	—	24.82	20.19	[b]	5,707		0.27	[c,g]	0.20	[c,g]	0.02 [c]	4	[b]
	5/31/20		19.66		0.48	0.99		1.47	(0.46)	(0.02)	(0.48)	20.65	7.37		2,504		0.29	[g]	0.21	[g]	2.31	6
	5/31/19		20.08		0.42	(0.37)		0.05	(0.42)	(0.05)	(0.47)	19.66	0.41		1,162		0.27	[f]	0.18	[f]	2.10	4
	5/31/18		18.32		0.37	1.79		2.16	(0.37)	(0.03)	(0.40)	20.08	11.85		422		0.25	[e]	0.15	[e]	1.88	3
	5/31/17		16.12		0.36	2.27		2.63	(0.35)	(0.08)	(0.43)	18.32	16.57		117		0.15	[e]	0.05	[e]	2.11	4
	5/31/16	‡	16.46		0.04	0.00		0.04	(0.34)	(0.04)	(0.38)	16.12	0.38	[b]	103		0.17	[c,e]	0.08	[c,e]	0.59 [c]	8
Premier Class:	11/30/20	#	20.58		(0.00)[d]	4.15		4.15	—	—	—	24.73	20.17	[b]	280,646		0.32	[c,g]	0.25	[c,g]	(0.03)[c]	4	[b]
	5/31/20		19.60		0.44	1.01		1.45	(0.45)	(0.02)	(0.47)	20.58	7.28		225,642		0.34	[g]	0.25	[g]	2.12	6
	5/31/19		20.00		0.41	(0.35)		0.06	(0.41)	(0.05)	(0.46)	19.60	0.43		195,595		0.32	[f]	0.22	[f]	2.05	4
	5/31/18		18.24		0.36	1.79		2.15	(0.36)	(0.03)	(0.39)	20.00	11.83		191,402		0.28	[e]	0.18	[e]	1.86	3
	5/31/17		16.06		0.33	2.26		2.59	(0.33)	(0.08)	(0.41)	18.24	16.37		133,862		0.29	[e]	0.19	[e]	1.96	4
	5/31/16		16.94		0.33	(0.85)		(0.52)	(0.32)	(0.04)	(0.36)	16.06	(2.94)		93,446		0.30	[e]	0.21	[e]	2.06	8
Retirement Class:	11/30/20	#	20.49		(0.01)	4.13		4.12	—	—	—	24.61	20.11	[b]	297,562		0.42	[c,g]	0.35	[c,g]	(0.13)[c]	4	[b]
	5/31/20		19.51		0.42	1.01		1.43	(0.43)	(0.02)	(0.45)	20.49	7.21		256,314		0.44	[g]	0.35	[g]	2.03	6
	5/31/19		19.91		0.36	(0.32)		0.04	(0.39)	(0.05)	(0.44)	19.51	0.32		236,400		0.42	[f]	0.32	[f]	1.83	4
	5/31/18		18.16		0.32	1.80		2.12	(0.34)	(0.03)	(0.37)	19.91	11.71		219,919		0.38	[e]	0.28	[e]	1.66	3
	5/31/17		16.00		0.32	2.24		2.56	(0.32)	(0.08)	(0.40)	18.16	16.24		169,479		0.39	[e]	0.29	[e]	1.88	4
	5/31/16		16.88		0.30	(0.83)		(0.53)	(0.31)	(0.04)	(0.35)	16.00	(3.00)		96,878		0.45	[e]	0.31	[e]	1.90	8
LIFECYCLE INDEX 2050 FUND
Institutional Class:	11/30/20	#	20.75		0.01	4.25		4.26	—	—	—	25.01	20.53	[b]	2,371,953		0.17	[c,g]	0.10	[c,g]	0.09 [c]	3	[b]
	5/31/20		19.75		0.47	1.03		1.50	(0.48)	(0.02)	(0.50)	20.75	7.46		1,786,312		0.19	[g]	0.10	[g]	2.26	5
	5/31/19		20.17		0.42	(0.35)		0.07	(0.44)	(0.05)	(0.49)	19.75	0.47		1,066,667		0.18	[f]	0.08	[f]	2.08	5
	5/31/18		18.36		0.39	1.84		2.23	(0.39)	(0.03)	(0.42)	20.17	12.16		667,846		0.13	[e]	0.03	[e]	2.01	3
	5/31/17		16.13		0.35	2.31		2.66	(0.35)	(0.08)	(0.43)	18.36	16.75		346,490		0.15	[e]	0.04	[e]	2.06	7
	5/31/16		16.99		0.35	(0.83)		(0.48)	(0.34)	(0.04)	(0.38)	16.13	(2.69)		184,432		0.16	[e]	0.06	[e]	2.18	10
Advisor Class:	11/30/20	#	20.72		(0.00)[d]	4.25		4.25	—	—	—	24.97	20.51	[b]	4,984		0.27	[c,g]	0.20	[c,g]	(0.01)[c]	3	[b]
	5/31/20		19.73		0.50	0.97		1.47	(0.46)	(0.02)	(0.48)	20.72	7.35		2,546		0.28	[g]	0.20	[g]	2.41	5
	5/31/19		20.16		0.41	(0.36)		0.05	(0.43)	(0.05)	(0.48)	19.73	0.37		1,200		0.27	[f]	0.17	[f]	2.07	5
	5/31/18		18.35		0.37	1.84		2.21	(0.37)	(0.03)	(0.40)	20.16	12.08		212		0.19	[e]	0.09	[e]	1.90	3
	5/31/17		16.13		0.55	2.10		2.65	(0.35)	(0.08)	(0.43)	18.35	16.67		227		0.20	[e]	0.09	[e]	3.22	7
	5/31/16	‡	16.45		0.04	0.02		0.06	(0.34)	(0.04)	(0.38)	16.13	0.49	[b]	103		0.19	[c,e]	0.07	[c,e]	0.57 [c]	10
Premier Class:	11/30/20	#	20.63		(0.01)	4.24		4.23	—	—	—	24.86	20.50	[b]	238,719		0.32	[c,g]	0.25	[c,g]	(0.06)[c]	3	[b]
	5/31/20		19.65		0.44	1.01		1.45	(0.45)	(0.02)	(0.47)	20.63	7.26		188,481		0.34	[g]	0.25	[g]	2.11	5
	5/31/19		20.07		0.41	(0.37)		0.04	(0.41)	(0.05)	(0.46)	19.65	0.32		157,105		0.32	[f]	0.22	[f]	2.06	5
	5/31/18		18.28		0.36	1.82		2.18	(0.36)	(0.03)	(0.39)	20.07	11.97		148,822		0.28	[e]	0.18	[e]	1.83	3
	5/31/17		16.06		0.33	2.30		2.63	(0.33)	(0.08)	(0.41)	18.28	16.61		101,527		0.30	[e]	0.19	[e]	1.94	7
	5/31/16		16.92		0.32	(0.82)		(0.50)	(0.32)	(0.04)	(0.36)	16.06	(2.84)		67,811		0.31	[e]	0.21	[e]	2.04	10
Retirement Class:	11/30/20	#	20.54		(0.02)	4.21		4.19	—	—	—	24.73	20.40	[b]	261,532		0.43	[c,g]	0.35	[c,g]	(0.16)[c]	3	[b]
	5/31/20		19.56		0.42	1.01		1.43	(0.43)	(0.02)	(0.45)	20.54	7.19		218,846		0.45	[g]	0.35	[g]	2.04	5
	5/31/19		19.98		0.36	(0.34)		0.02	(0.39)	(0.05)	(0.44)	19.56	0.21		202,199		0.42	[f]	0.32	[f]	1.83	5
	5/31/18		18.20		0.33	1.82		2.15	(0.34)	(0.03)	(0.37)	19.98	11.86		178,268		0.38	[e]	0.28	[e]	1.68	3
	5/31/17		16.00		0.32	2.28		2.60	(0.32)	(0.08)	(0.40)	18.20	16.49		128,210		0.40	[e]	0.29	[e]	1.89	7
	5/31/16		16.86		0.30	(0.81)		(0.51)	(0.31)	(0.04)	(0.35)	16.00	(2.89)		69,550		0.46	[e]	0.31	[e]	1.93	10

80	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	81

Financial highlights	continued

TIAA-CREF Funds

Selected per share data	Ratios and supplemental data
Gain (loss) from investment operations
Net realized	Ratios to average net assets
For the	Net asset	Net	and unrealized	Total gain	Less distributions from	Total	Net asset	Net assets	Net
period or year ended	value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	Net expenses	investment income (loss	)	Portfolio turnover rate
LIFECYCLE INDEX 2055 FUND
Institutional Class:	11/30/20	#	$16.59	$ 0.01	$ 3.44	$ 3.45	$ —	$ —	$ —	$20.04	20.80%[b]	$1,107,869	0.18%[c,g]	0.10%[c,g]	0.06%[c]	3%[b]
5/31/20	15.80	0.37	0.82	1.19	(0.38)	(0.02)	(0.40)	16.59	7.37	801,496	0.20	[g]	0.11	[g]	2.23	7
5/31/19	16.15	0.33	(0.30)	0.03	(0.35)	(0.03)	(0.38)	15.80	0.34	439,798	0.20	[f]	0.09	[f]	2.04	4
5/31/18	14.67	0.32	1.49	1.81	(0.31)	(0.02)	(0.33)	16.15	12.35	239,571	0.18	[e]	0.03	[e]	2.02	5
5/31/17	12.84	0.28	1.86	2.14	(0.27)	(0.04)	(0.31)	14.67	16.95	99,158	0.24	[e]	0.04	[e]	2.05	11
5/31/16	13.51	0.25	(0.61)	(0.36)	(0.27)	(0.04)	(0.31)	12.84	(2.56)	43,460	0.33	[e]	0.06	[e]	1.97	36
Advisor Class:	11/30/20	#	16.57	(0.00)[d]	3.44	3.44	—	—	—	20.01	20.76	[b]	4,116	0.28	[c,g]	0.20	[c,g]	(0.04)[c]	3	[b]
5/31/20	15.79	0.35	0.82	1.17	(0.37)	(0.02)	(0.39)	16.57	7.24	1,534	0.29	[g]	0.20	[g]	2.13	7
5/31/19	16.14	0.33	(0.31)	0.02	(0.34)	(0.03)	(0.37)	15.79	0.30	755	0.28	[f]	0.17	[f]	2.11	4
5/31/18	14.67	0.31	1.49	1.80	(0.31)	(0.02)	(0.33)	16.14	12.27	142	0.19	[e]	0.05	[e]	1.95	5
5/31/17	12.83	0.29	1.86	2.15	(0.27)	(0.04)	(0.31)	14.67	17.02	118	0.26	[e]	0.05	[e]	2.10	11
5/31/16	‡	13.08	0.03	0.03	0.06	(0.27)	(0.04)	(0.31)	12.83	0.55	[b]	103	0.37	[c,e]	0.07	[c,e]	0.55	[c]	36
Premier Class:	11/30/20	#	16.54	(0.01)	3.44	3.43	—	—	—	19.97	20.74	[b]	105,985	0.33	[c,g]	0.25	[c,g]	(0.09)[c]	3	[b]
5/31/20	15.76	0.35	0.81	1.16	(0.36)	(0.02)	(0.38)	16.54	7.19	79,521	0.35	[g]	0.26	[g]	2.09	7
5/31/19	16.11	0.34	(0.33)	0.01	(0.33)	(0.03)	(0.36)	15.76	0.20	57,625	0.34	[f]	0.23	[f]	2.10	4
5/31/18	14.64	0.28	1.50	1.78	(0.29)	(0.02)	(0.31)	16.11	12.19	47,812	0.32	[e]	0.18	[e]	1.80	5
5/31/17	12.82	0.27	1.85	2.12	(0.26)	(0.04)	(0.30)	14.64	16.77	23,295	0.39	[e]	0.19	[e]	1.95	11
5/31/16	13.49	0.24	(0.61)	(0.37)	(0.26)	(0.04)	(0.30)	12.82	(2.71)	11,080	0.48	[e]	0.21	[e]	1.88	36
Retirement Class:	11/30/20	#	16.50	(0.02)	3.43	3.41	—	—	—	19.91	20.67	[b]	142,426	0.44	[c,g]	0.35	[c,g]	(0.19)[c]	3	[b]
5/31/20	15.73	0.34	0.79	1.13	(0.34)	(0.02)	(0.36)	16.50	7.05	114,986	0.46	[g]	0.36	[g]	2.02	7
5/31/19	16.07	0.29	(0.29)	0.00	d	(0.31)	(0.03)	(0.34)	15.73	0.16	98,131	0.44	[f]	0.33	[f]	1.84	4
5/31/18	14.61	0.26	1.50	1.76	(0.28)	(0.02)	(0.30)	16.07	12.03	78,137	0.42	[e]	0.28	[e]	1.68	5
5/31/17	12.79	0.25	1.86	2.11	(0.25)	(0.04)	(0.29)	14.61	16.74	50,546	0.49	[e]	0.28	[e]	1.80	11
5/31/16	13.48	0.23	(0.63)	(0.40)	(0.25)	(0.04)	(0.29)	12.79	(2.90)	20,472	0.64	[e]	0.31	[e]	1.84	36
LIFECYCLE INDEX 2060 FUND
Institutional Class:	11/30/20	#	12.75	0.00	[d]	2.69	2.69	—	—	—	15.44	21.10	[b]	404,580	0.21	[c,g]	0.10	[c,g]	0.04	[c]	2	[b]
5/31/20	12.14	0.28	0.63	0.91	(0.29)	(0.01)	(0.30)	12.75	7.36	267,485	0.26	[g]	0.11	[g]	2.21	16
5/31/19	12.44	0.26	(0.24)	0.02	(0.27)	(0.05)	(0.32)	12.14	0.25	112,059	0.32	[f]	0.08	[f]	2.15	28
5/31/18	11.29	0.25	1.16	1.41	(0.24)	(0.02)	(0.26)	12.44	12.44	58,145	0.42	[e]	0.03	[e]	2.04	32
5/31/17	9.89	0.21	1.47	1.68	(0.22)	(0.06)	(0.28)	11.29	17.22	18,596	0.93	[e]	0.04	[e]	2.02	36
5/31/16	10.41	0.21	(0.48)	(0.27)	(0.21)	(0.04)	(0.25)	9.89	(2.46)	9,488	1.20	[e]	0.06	[e]	2.12	21
Advisor Class:	11/30/20	#	12.75	(0.00)[d]	2.68	2.68	—	—	—	15.43	21.02	[b]	2,488	0.30	[c,g]	0.20	[c,g]	(0.06)[c]	2	[b]
5/31/20	12.15	0.27	0.62	0.89	(0.28)	(0.01)	(0.29)	12.75	7.21	1,292	0.35	[g]	0.20	[g]	2.11	16
5/31/19	12.45	0.26	(0.25)	0.01	(0.26)	(0.05)	(0.31)	12.15	0.22	590	0.39	[f]	0.17	[f]	2.16	28
5/31/18	11.29	0.23	1.18	1.41	(0.23)	(0.02)	(0.25)	12.45	12.52	157	0.42	[e]	0.05	[e]	1.92	32
5/31/17	9.89	0.22	1.46	1.68	(0.22)	(0.06)	(0.28)	11.29	17.20	118	0.94	[e]	0.05	[e]	2.10	36
5/31/16	‡	10.09	0.02	0.03	0.05	(0.21)	(0.04)	(0.25)	9.89	0.61	[b]	103	1.29	[c,e]	0.07	[c,e]	0.53	[c]	21
Premier Class:	11/30/20	#	12.73	(0.01)	2.68	2.67	—	—	—	15.40	20.97	[b]	26,530	0.35	[c,g]	0.25	[c,g]	(0.11)[c]	2	[b]
5/31/20	12.13	0.27	0.61	0.88	(0.27)	(0.01)	(0.28)	12.73	7.17	17,927	0.41	[g]	0.26	[g]	2.09	16
5/31/19	12.43	0.24	(0.24)	0.00	[d]	(0.25)	(0.05)	(0.30)	12.13	0.12	8,644	0.46	[f]	0.23	[f]	1.95	28
5/31/18	11.28	0.18	1.21	1.39	(0.22)	(0.02)	(0.24)	12.43	12.34	5,040	0.55	[e]	0.18	[e]	1.51	32
5/31/17	9.88	0.20	1.46	1.66	(0.20)	(0.06)	(0.26)	11.28	17.05	1,810	1.07	[e]	0.19	[e]	1.92	36
5/31/16	10.41	0.20	(0.49)	(0.29)	(0.20)	(0.04)	(0.24)	9.88	(2.71)	1,049	1.35	[e]	0.21	[e]	2.02	21
Retirement Class:	11/30/20	#	12.70	(0.02)	2.68	2.66	—	—	—	15.36	20.94	[b]	49,147	0.45	[c,g]	0.35	[c,g]	(0.22)[c]	2	[b]
5/31/20	12.11	0.26	0.60	0.86	(0.26)	(0.01)	(0.27)	12.70	7.01	37,293	0.51	[g]	0.36	[g]	2.00	16
5/31/19	12.41	0.23	(0.24)	(0.01)	(0.24)	(0.05)	(0.29)	12.11	0.05	25,636	0.56	[f]	0.33	[f]	1.89	28
5/31/18	11.26	0.19	1.19	1.38	(0.21)	(0.02)	(0.23)	12.41	12.29	15,437	0.65	[e]	0.28	[e]	1.59	32
5/31/17	9.88	0.18	1.46	1.64	(0.20)	(0.06)	(0.26)	11.26	16.84	5,413	1.15	[e]	0.28	[e]	1.71	36
5/31/16	10.40	0.19	(0.48)	(0.29)	(0.19)	(0.04)	(0.23)	9.88	(2.72)	1,098	1.51	[e]	0.31	[e]	1.91	21

82	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	83

Financial highlights	concluded

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		and unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss )	Portfolio turnover rate
LIFECYCLE INDEX 2065 FUND
Institutional Class:	11/30/20	#,§	$10.00	$ 0.00	[d]	$0.95		$0.95	$ —	$ —	$ —	$10.95	9.50%[b]		$3,831		4.49%[c,g]		0.10%[c,g]		0.01%[c]	1%[b]
Advisor Class:	11/30/20	#,§	10.00		(0.01)	0.95		0.94	—	—	—	10.94	9.40	[b]	547		4.86	[c,g]	0.24	[c,g]	(0.14)[c]	1	[b]
Premier Class:	11/30/20	#,§	10.00		(0.00)[d]	0.94		0.94	—	—	—	10.94	9.40	[b]	547		5.02	[c,g]	0.24	[c,g]	(0.14)[c]	1	[b]
Retirement Class:	11/30/20	#,§	10.00		(0.00)[d]	0.94		0.94	—	—	—	10.94	9.40	[b]	547		5.13	[c,g]	0.34	[c,g]	(0.24)[c]	1	[b]
#	Unaudited
‡	The Advisor Class commenced operations on December 4, 2015.
§	The Fund commenced operations on September 30, 2020.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[f]	From June 1, 2018 through September 30, 2018, the Fund’s expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the Lifecycle Index Fund’s expenses include the expenses of the Underlying Funds.
[g]	The Fund’s expenses include the expenses of the Underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

84	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	85

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Index Funds

Note 1—organization

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Lifecycle Index 2065 Fund commenced operations on September 30, 2020.

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC “(Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer Institutional Class, Advisor Class, Premier Class and Retirement Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

86	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds' normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Note 3—valuation of investments

The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	87

Notes to financial statements (unaudited)

market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

As of November 30, 2020, all of the investments in the Funds were valued based on Level 1 inputs.

Note 4—investments

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2020 were as follows (dollar amounts are in thousands):

Fund	Non-U.S. government purchases	Non-U.S. government sales
Lifecycle Index Retirement Income	$96,471	$70,975
Lifecycle Index 2010	132,578	78,460
Lifecycle Index 2015	141,319	155,420
Lifecycle Index 2020	360,553	332,366
Lifecycle Index 2025	570,427	412,133
Lifecycle Index 2030	632,669	396,069
Lifecycle Index 2035	575,962	331,364
Lifecycle Index 2040	535,562	301,515
Lifecycle Index 2045	369,745	136,690
Lifecycle Index 2050	290,527	79,383
Lifecycle Index 2055	172,897	30,204
Lifecycle Index 2060	90,037	7,490
Lifecycle Index 2065	5,040	47

88	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Note 5—income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Net unrealized appreciation (depreciation): At November 30, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifecycle Index Retirement Income	$492,144	$91,040	$(6,842)	$84,198
Lifecycle Index 2010	531,469	131,684	(7,767)	123,917
Lifecycle Index 2015	877,597	255,347	(13,535)	241,812
Lifecycle Index 2020	2,521,248	658,847	(32,745)	626,102
Lifecycle Index 2025	3,705,313	948,576	(35,443)	913,133
Lifecycle Index 2030	4,025,523	1,104,301	(36,361)	1,067,940
Lifecycle Index 2035	3,679,358	1,108,468	(29,051)	1,079,417
Lifecycle Index 2040	3,694,525	1,249,626	(28,894)	1,220,732
Lifecycle Index 2045	2,721,354	854,733	(13,580)	841,153
Lifecycle Index 2050	2,215,353	668,877	(9,717)	659,160
Lifecycle Index 2055	1,081,543	281,978	(4,170)	277,808
Lifecycle Index 2060	396,859	87,008	(2,419)	84,589
Lifecycle Index 2065	4,996	470	—	470

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	89

Notes to financial statements (unaudited)

Distributions to shareholders: The tax character of distributions paid to shareholders during the year ended May 31, 2020 was as follows:

	5 /31/2020
Fund	Ordinary income	Long-term capital gains	Total
Lifecycle Index Retirement Income	$10,281,606	$249,708	$10,531,314
Lifecycle Index 2010	11,556,368	215,640	11,772,008
Lifecycle Index 2015	23,124,293	837,426	23,961,719
Lifecycle Index 2020	58,674,748	1,336,756	60,011,504
Lifecycle Index 2025	76,333,389	2,253,885	78,587,274
Lifecycle Index 2030	81,703,376	2,836,142	84,539,518
Lifecycle Index 2035	74,270,783	3,074,086	77,344,869
Lifecycle Index 2040	77,729,094	3,662,135	81,391,229
Lifecycle Index 2045	52,735,276	2,617,378	55,352,654
Lifecycle Index 2050	40,799,549	1,982,613	42,782,162
Lifecycle Index 2055	17,880,351	784,794	18,665,145
Lifecycle Index 2060	5,024,752	177,372	5,202,124

The tax character of the fiscal year 2021 distributions will be determined at the end of the fiscal year.

Note 6—investment adviser and other transactions with affiliates

Under the terms of its Investment Management Agreement, Advisors is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the Fund’s average daily net assets. Advisors has contractually agreed to waive a portion of the asset allocation fee rate (and, for the Lifecycle Index Retirement Income and Lifecycle Index 2010 Funds, a portion of the Underlying Funds fee rate) equal to, on an annual basis, the following percentages of the average daily net assets of each Fund. In addition, as of November 30, 2020, Advisors received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:

90	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

		Investment management fee waiver
	Investment management	Effective		Prior to
Fund	fee — effective rate	9/30/20	*	9/30/20
Lifecycle Index Retirement Income	0.09%	0.104%		0.102%
Lifecycle Index 2010	0.09	0.104		0.102
Lifecycle Index 2015	0.09	0.098		0.095
Lifecycle Index 2020	0.09	0.092		0.089
Lifecycle Index 2025	0.09	0.085		0.082
Lifecycle Index 2030	0.09	0.078		0.075
Lifecycle Index 2035	0.09	0.071		0.069
Lifecycle Index 2040	0.09	0.067		0.065
Lifecycle Index 2045	0.09	0.062		0.062
Lifecycle Index 2050	0.09	0.062		0.061
Lifecycle Index 2055	0.09	0.061		0.060
Lifecycle Index 2060	0.09	0.061		0.060
Lifecycle Index 2065	0.09	0.060		N/A

*	These waivers will remain in effect through September 30, 2021, unless changed with approval of the Board.

The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its cost in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retirement Class and Premier Class of the Funds compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. However, Nuveen Securities has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2021. This agreement may be terminated before this date with the approval of the Board.

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	91

Notes to financial statements (unaudited)

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds the following percentages of average daily net assets for each class:

	Maximum expense amounts
	Institutional Class			Advisor Class			Premier Class			Retirement Class
Fund	Effective 9/30/20	†	Prior to 9/30/20	Effective 9/30/20	†	Prior to 9/30/20	Effective 9/30/20	†	Prior to 9/30/20	Effective 9/30/20	†	Prior to 9/30/20
Lifecycle Index Retirement Income	0.000%		0.000%	0.150%		0.150%	0.150%		0.150%	0.250%		0.250%
Lifecycle Index 2010	0.000		0.000	0.150		0.150	0.150		0.150	0.250		0.250
Lifecycle Index 2015	0.002		0.005	0.152		0.155	0.152		0.155	0.252		0.255
Lifecycle Index 2020	0.008		0.011	0.158		0.161	0.158		0.161	0.258		0.261
Lifecycle Index 2025	0.015		0.018	0.165		0.168	0.165		0.168	0.265		0.268
Lifecycle Index 2030	0.022		0.025	0.172		0.175	0.172		0.175	0.272		0.275
Lifecycle Index 2035	0.029		0.031	0.179		0.181	0.179		0.181	0.279		0.281
Lifecycle Index 2040	0.033		0.035	0.183		0.185	0.183		0.185	0.283		0.285
Lifecycle Index 2045	0.038		0.038	0.188		0.188	0.188		0.188	0.288		0.288
Lifecycle Index 2050	0.038		0.039	0.188		0.189	0.188		0.189	0.288		0.289
Lifecycle Index 2055	0.039		0.040	0.189		0.190	0.189		0.190	0.289		0.290
Lifecycle Index 2060	0.039		0.040	0.189		0.190	0.189		0.190	0.289		0.290
Lifecycle Index 2065	0.040		N/A	0.190		N/A	0.190		N/A	0.290		N/A

†	The expense reimbursements arrangements will continue through at least September 30, 2021, unless changed with approval of the Board.

The funds may purchase or sell investment securities in transactions with affiliated entities under procedure adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2020, the Funds did not engage in security transactions with affiliated entities.

The following is the percentage of the Funds’ shares owned by TIAA as of November 30, 2020:

Fund	TIAA
Lifecycle Index 2065	100%

92	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in the Class W shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/2020
Lifecycle Index Retirement Income Fund
TIAA-CREF Funds:
Bond Index	$199,322	$42,355	$16,860	$(61)	$1,456	$2,383	$226,212
Emerging Markets Equity Index	18,063	3,340	3,868	21	5,443	—	22,999
Equity Index	142,439	20,926	29,256	2,167	30,013	—	166,289
Inflation-Linked Bond	49,866	9,039	4,075	—	1,710	252	56,540
International Equity Index	42,701	5,218	8,044	(259)	8,390	—	48,006
Short-Term Bond Index	49,767	10,729	4,091	(6)	(103)	397	56,296
	$502,158	$91,607	$66,194	$1,862	$46,909	$3,032	$576,342
Lifecycle Index 2010 Fund
TIAA-CREF Funds:
Bond Index	$217,213	$59,525	$20,771	$(101)	$1,655	$2,592	$257,521
Emerging Markets Equity Index	19,751	4,246	4,061	66	5,869	—	25,871
Equity Index	155,760	29,512	33,616	4,095	31,302	—	187,053
Inflation-Linked Bond	54,120	13,659	5,280	27	1,851	271	64,377
International Equity Index	46,698	7,938	9,702	(21)	9,088	—	54,001
Short-Term Bond Index	54,013	17,698	5,030	(7)	(111)	436	66,563
	$547,555	$132,578	$78,460	$4,059	$49,654	$3,299	$655,386
Lifecycle Index 2015 Fund
TIAA-CREF Funds:
Bond Index	$396,903	$67,576	$39,038	$(126)	$2,851	$4,570	$428,166
Emerging Markets Equity Index	41,561	4,782	8,675	166	11,902	—	49,736
Equity Index	328,129	31,955	71,694	11,425	59,720	—	359,535
Inflation-Linked Bond	81,041	13,590	8,083	62	2,677	401	89,287
International Equity Index	98,402	7,062	19,742	(154)	18,217	—	103,785
Short-Term Bond Index	80,906	16,354	8,188	(12)	(160)	628	88,900
	$1,026,942	$141,319	$155,420	$11,361	$95,207	$5,599	$1,119,409
Lifecycle Index 2020 Fund
TIAA-CREF Funds:
Bond Index	$1,049,991	$189,697	$76,312	$(384)	$7,567	$12,304	$1,170,559
Emerging Markets Equity Index	125,812	12,916	20,603	48	36,933	—	155,106
Equity Index	993,356	79,095	169,114	20,690	196,834	—	1,120,861
Inflation-Linked Bond	165,036	28,152	9,745	3	5,620	830	189,066
International Equity Index	297,977	17,194	47,000	(1,526)	56,860	—	323,505
Short-Term Bond Index	164,707	33,499	9,592	(16)	(344)	1,303	188,254
	$2,796,879	$360,553	$332,366	$18,815	$303,470	$14,437	$3,147,351

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	93

Notes to financial statements (unaudited)

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/2020
Lifecycle Index 2025 Fund
TIAA-CREF Funds:
Bond Index	$1,319,833	$292,907	$79,637	$(623)	$9,543	$15,855	$1,542,023
Emerging Markets
Equity Index	204,769	27,059	30,739	(613)	61,839	—	262,315
Equity Index	1,615,649	141,433	222,938	18,150	342,707	—	1,895,001
Inflation-Linked Bond	154,011	35,704	8,468	(16)	5,363	791	186,594
International Equity Index	484,538	33,052	62,436	(2,603)	94,172	—	546,723
Short-Term Bond Index	153,784	40,272	7,915	(17)	(334)	1,251	185,790
	$3,932,584	$570,427	$412,133	$14,278	$513,290	$17,897	$4,618,446
Lifecycle Index 2030 Fund
TIAA-CREF Funds:
Bond Index	$1,245,280	$315,781	$71,250	$(625)	$9,033	$15,152	$1,498,219
Emerging Markets Equity Index	249,178	30,752	26,955	(885)	76,122	—	328,212
Equity Index	1,966,372	184,742	224,809	14,776	429,577	—	2,370,658
Inflation-Linked Bond	81,440	25,129	3,068	(9)	2,901	428	106,393
International Equity Index	589,786	48,886	67,417	(3,291)	116,091	—	684,055
Short-Term Bond Index	81,311	27,379	2,570	(5)	(189)	684	105,926
	$4,213,367	$632,669	$396,069	$9,961	$633,535	$16,264	$5,093,463
Lifecycle Index 2035 Fund
TIAA-CREF Funds:
Bond Index	$982,813	$278,389	$56,319	$(525)	$7,170	$12,114	$1,211,528
Emerging Markets Equity Index	255,125	34,465	24,703	(884)	78,609	—	342,612
Equity Index	2,011,851	194,834	190,459	12,220	447,578	—	2,476,024
Inflation-Linked Bond	—	6,978	10	—	30	6	6,998
International Equity Index	603,304	54,305	59,863	(3,083)	119,976	—	714,639
Short-Term Bond Index	—	6,991	10	—	(7)	16	6,974
	$3,853,093	$575,962	$331,364	$7,728	$653,356	$12,136	$4,758,775
Lifecycle Index 2040 Fund
TIAA-CREF Funds:
Bond Index	$691,654	$223,030	$36,591	$(402)	$5,075	$8,633	$882,766
Emerging Markets Equity Index	288,317	44,267	29,593	(1,331)	89,339	—	390,999
Equity Index	2,273,187	207,300	175,660	11,136	509,839	—	2,825,802
International Equity Index	681,619	60,965	59,671	(3,365)	136,142	—	815,690
	$3,934,777	$535,562	$301,515	$6,038	$740,395	$8,633	$4,915,257
Lifecycle Index 2045 Fund
TIAA-CREF Funds:
Bond Index	$271,438	$102,096	$9,997	$(111)	$1,918	$3,461	$365,344
Emerging Markets Equity Index	220,798	35,701	15,015	(929)	69,496	—	310,051
Equity Index	1,737,350	173,347	75,673	2,951	402,498	—	2,240,473
International Equity Index	520,944	58,601	36,005	(2,304)	105,402	—	646,638
	$2,750,530	$369,745	$136,690	$(393)	$579,314	$3,461	$3,562,506

94	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/2020
Lifecycle Index 2050 Fund
TIAA-CREF Funds:
Bond Index	$189,066	$62,978	$7,055	$(87)	$1,335		$2,391	$246,237
Emerging Markets Equity Index	178,327	31,063	10,314	(701)	56,591		—	254,966
Equity Index	1,403,245	146,757	39,070	1,228	329,545		—	1,841,705
International Equity Index	420,707	49,729	22,944	(1,492)	85,605		—	531,605
	$2,191,345	$290,527	$79,383	$(1,052)	$473,076		$2,391	$2,874,513
Lifecycle Index 2055 Fund
TIAA-CREF Funds:
Bond Index	$73,538	$29,176	$2,558	$(32)	$515		$952	$100,639
Emerging Markets Equity Index	82,065	18,440	4,633	(327)	26,518		—	122,063
Equity Index	645,730	93,817	12,954	86	155,424		—	882,103
International Equity Index	193,605	31,464	10,059	(669)	40,205		—	254,546
	$994,938	$172,897	$30,204	$(942)	$222,662		$952	$1,359,351
Lifecycle Index 2060 Fund
TIAA-CREF Funds:
Bond Index	$19,877	$10,192	$706	$(9)	$139		$270	$29,493
Emerging Markets Equity Index	26,974	8,983	1,083	(82)	9,033		—	43,825
Equity Index	212,135	53,168	2,179	(22)	53,609		—	316,711
International Equity Index	63,600	17,694	3,522	(227)	13,874		—	91,419
	$322,586	$90,037	$7,490	$(340)	$76,655		$270	$481,448
Lifecycle Index 2065 Fund
TIAA-CREF Funds:
Bond Index	$—	$284	$4	$—	$1		$1	$281
Emerging Markets Equity Index	—	455	1	—	50		—	504
Equity Index	—	3,324	1	—	322		—	3,645
International Equity Index	—	977	41	3	97		—	1,036
	$—	$5,040	$47	$3	$470		$1	$5,466

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	95

Notes to financial statements (unaudited)	concluded

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund's investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2020, there were no inter-fund borrowing or lending transactions.

Note 8—line of credit

The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2020, there were no borrowings under this credit facility by the Funds.

96	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Approval of investment management agreement (unaudited)

Board approval of the investment management agreement for the TIAA-CREF Lifecycle Index 2065 Fund

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to the initial approval of the Agreement with respect to the new TIAA-CREF Lifecycle Index 2065 Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Agreement be approved by the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act. After an initial two-year period, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires this initial approval to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the approval process

The Board held a meeting via video-conference on May 14, 2020, in order to consider the approval of the Agreement for the Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	97

Approval of investment management agreement (unaudited)

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the initial approval or renewal of the Agreement for series of the Trust, which included the proposed initial approval of the Agreement for the Fund.

Among other matters, the Board requested and reviewed reports with respect to the Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Board considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members in consultation with legal counsel to the Trustees and others on behalf of the Board, Broadridge produced, among other information, comparative expense data for the Fund, including data relating to the Fund’s proposed management fee rate and anticipated total expense ratio. Broadridge compared this data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of the Fund’s peer group as selected by Broadridge and use of the Institutional Class of Fund shares as the base share class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any potential profits to be earned by Advisors with respect to its services to the Fund pursuant to the Agreement.

In advance of the Board meeting held on May 14, 2020, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to approve the Agreement for the Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) a description of any proposed fee waiver or expense reimbursement arrangement; (2) a comparison of the Fund’s proposed management fee rate to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (3) any “fall-out” benefits that were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Fund in addition to the Fund’s direct fee payments to Advisors pursuant to the Agreement; (4) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Fund at foreseeable asset levels, insurance coverage and portfolio trading practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering

98	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

services to the Fund; (5) information as to any potential profits to be earned by Advisors in connection with its services pursuant to the Agreement; (6) a copy of the Agreement and certain related agreements between the Fund or the Trust and affiliates of Advisors; and (7) proposed narrative explanations of reasons why the Board should approve the Agreement. The Trustees were given the opportunity to, and did, ask questions throughout their deliberations.

In considering whether to approve the Agreement for the Fund, the Board reviewed various factors, including: (1) the nature, extent and quality of services to be provided by Advisors to the Fund; (2) the costs of the services to be provided to the Fund and the potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (3) fees charged to comparable mutual funds by other advisers; (4) the extent to which economies of scale are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of the services expected to be provided by Advisors to, and the fee rates of, the Fund to other clients to whom Advisors provides comparable services; and (7) any other benefits anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As part of the Board’s review of these factors, the Board considered its ongoing receipt of information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Trust in particular including, among other information, the current and expected impact on the Trust’s operations. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to approve the Agreement.

In addition to the May 14, 2020 meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed approval of the Agreement for the Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the approval process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board considered that the oversight and evaluation of Advisors’ proposed services to the Fund by the Board and its Committees will be an ongoing process. The Board also took into account the information provided to the Board in connection with the March 2020 renewal of the investment advisory agreement for the existing series of the Trust. Additionally, the Board, as well as its Committees, had reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review during the period since the last annual renewal of the investment advisory agreement with respect to the existing series of the Trust. Many of these reports would apply to the proposed investment and operations of the Fund. Thus, in reaching its decisions regarding the approval of the Agreement for the Fund, the Board took into account the information described herein and other information provided to the Board and its Committees that would be applicable to the

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	99

Approval of investment management agreement (unaudited)

proposed operations of the Fund, as well as information that had been presented at other recent meetings.

In deciding whether to approve the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to approve the Agreement for the Fund. At its meeting on May 14, 2020, all Board members voted unanimously to approve the Agreement for the Fund. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the existing series of the Trust since their operations commenced. Investment professionals at Advisors also manage various other funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund (which is a fund of funds that may invest its assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments and placing orders to buy and sell shares of Underlying Funds for the Fund’s investment portfolio; active daily monitoring of the Fund’s investment portfolio; reporting on the investment performance and other metrics of the Fund to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner for the existing series of the Trust, including other Lifecycle Funds. The Board also considered that Advisors has committed significant resources to supporting the existing series of the Trust. It also considered Advisors’ compliance program and resources and its compliance record with respect to the existing series of the Trust.

The Board also considered the nature and quality of non-portfolio management services currently provided to each existing series of the Trust and to be provided to the Fund by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Fund, including the impact of recent and anticipated

100	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources to be devoted to these services.

Cost and profitability

The Board considered pro forma financial and profitability data relating to Advisors’ services to the Fund for the Fund’s first two years of operations. The Board considered Advisors’ projected loss calculations with respect to its services to the Fund both before and after taking into account the costs to be incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board considered that this data included the effect of the Fund’s unique fee structure where the Fund will invest in fee-waived Class W shares of the TIAA-CREF Underlying Funds and the Fund pays the equivalent of these Underlying Funds’ management fees and other expenses directly as part of the Fund’s management fee rate under the Agreement (the “Underlying Funds Fee Rate”), along with the Fund’s proposed annual management fee rate of 0.10% of average daily net assets (the “Asset Allocation Fee Rate”). The Board reviewed Advisors’ projection that the Fund would not be profitable to Advisors for several years. The Board also considered that the Broadridge fee comparisons would be affected because most of the Fund’s peers do not have a similar fee structure.

The Board acknowledged the reasonableness of having management fee rates that permit Advisors to maintain and improve the quality of services provided to the Fund and recognized the entrepreneurial and other risks to be assumed by Advisors in managing the Fund. The Board also noted Advisors’ waiver of 0.066% of the Fund’s 0.10% Asset Allocation Fee Rate, which will continue through at least September 30, 2021. The Board also acknowledged certain proposed fee waivers and reimbursements of expense above specified amounts undertaken by Advisors with respect to many of the Underlying Funds which, in turn, reduce the management fee to be charged to the Fund. The Board also recognized Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts.

Fees charged by other advisers

The Board considered comparative information regarding the Fund’s proposed contractual and effective management fee rates and the proposed contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the synopsis below. The Board acknowledged Advisors’ assertion that, while the Fund’s proposed expense structure makes the Fund’s contractual and effective management fee rates appear higher as compared to its peers (most of whom have a traditional funds of funds fee structure), the Fund’s projected total expenses were favorable as compared to most of their peers. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	101

Approval of investment management agreement (unaudited)

mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Fund’s actual management fee rates compare to those of similar mutual funds. Based on all factors considered, the Board concluded that the Fund’s proposed management fee rate under the Agreement was reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors is anticipated to experience economies of scale in connection with the operation of the Fund, and whether any such economies will be shared with the Fund. The Board also considered that because Advisors is projected to operate the Fund at a loss for several years, and has proposed to waive 0.066% of its management fees for the Fund, there would be little opportunity to pass on economies of scale to Fund shareholders. Based on all factors considered, the Board concluded that the Fund’s management fee rate schedule was reasonable in light of current economies of scale considerations and projected asset levels.

Fee comparisons with other Advisors clients

The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with annual management fee rates of 0.10% of average daily net assets, and the TIAA-CREF Managed Allocation Fund, for which Advisors receives no management fee. The Board also considered that Advisors also manages the TIAA-CREF Lifecycle Funds, which has the same fee structure as proposed for the Fund.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits could include, among others, other fees paid by the Fund to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Fund shares investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within the Fund that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Fund will have with certain service providers. Advisors and/or its affiliates also may benefit to the extent that the Fund will add scale to the TIAA-CREF Underlying Funds. Also, Advisors and its affiliates will earn fees on the Fund’s investments in other affiliated products, such as Nuveen Funds and the TIAA-CREF Real Property Fund. Additionally, the Fund may be utilized as an investment option for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and Section 529 education savings plans. Also, Advisors and its affiliates may benefit from their

102	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

relationship with the Fund to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to approve the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the lowest expenses). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee and expense factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally will have lower non-management expenses than the other classes of the Fund, the expenses of these other classes will differ from the expenses shown for the Institutional Class.

•	As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund would invest in the fee-waived Class W shares of the TIAA-CREF Underlying Funds and pay such expenses directly as the Fund’s Underlying Funds Fee Rate. These expenses may fluctuate daily based upon the Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual Asset Allocation Fee Rate of 0.10% of average daily net assets as part of its management fee rate. Per Advisors’ projections, the Fund’s effective management fee rate would be 0.080% of average daily net assets, which includes the effect of a voluntary Asset Allocation Fee Rate waiver of 0.066% through at least September 30, 2021.

•	The Fund’s projected total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 4th quintiles of the group of comparable funds selected by Broadridge for expense comparison purposes, respectively.

•	The Fund’s projected total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 2nd quintiles of the universe of comparable funds selected by Broadridge for expense comparison purposes, respectively.

Based primarily on the foregoing factors and considerations, the Board approved the Agreement for the Fund.

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	103

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s Index

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the funds. Standard & Poor’s® and S&P® are registered

104	2020 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P TARGET DATE INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

TIAA-CREF Lifecycle Index Funds ■ 2020 Semiannual Report	105

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2021 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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TIAA-CREF Funds	November 30, 2020

TIAA-CREF
Lifestyle Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Lifestyle Income Fund	TSITX	TSIHX	TSIPX	TLSRX	TSILX
Lifestyle Conservative Fund	TCSIX	TLSHX	TLSPX	TSCTX	TSCLX
Lifestyle Moderate Fund	TSIMX	TSMHX	TSMPX	TSMTX	TSMLX
Lifestyle Growth Fund	TSGGX	TSGHX	TSGPX	TSGRX	TSGLX
Lifestyle Aggressive Growth Fund	TSAIX	TSAHX	TSAPX	TSARX	TSALX

Semiannual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This annual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended November 30, 2020. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying funds in which each fund had investments as of November 30, 2020.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	3

Letter to investors

Global financial markets produced positive results for the six months ended November 30, 2020, as the economic implications of the COVID-19 pandemic moderated. U.S. equities posted double-digit gains amid a sharp recovery in economic growth during the period. Foreign stocks also soared, with emerging markets faring better than both international developed markets and domestic equities. U.S. fixed-income securities advanced more modestly as U.S. Treasury yields rose across longer-term maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifestyle Funds by way of their investments in various asset classes through underlying funds.

•	All five TIAA-CREF Lifestyle Funds delivered strong gains for the period, and all outperformed their respective composite benchmarks. (All fund returns are for the Institutional Class.)
•	Returns for the Institutional Class ranged from 7.2% for the Lifestyle Income Fund to 23.5% for the Lifestyle Aggressive Growth Fund.
•	These results continued to support the solid performance of the TIAA-CREF Lifestyle Funds over longer periods of time.

U.S. and international equities recorded double-digit gains

U.S. equities advanced substantially for the six months as many businesses and restaurants resumed operations with the gradual easing of COVID-19 restrictions. The broad domestic stock market, as represented by the Russell 3000® Index, gained 22.6%. The U.S. economy contracted sharply in the second quarter of 2020 but expanded considerably during the third quarter. The Federal Reserve maintained the federal funds target rate at 0.00%–0.25%, after having reduced the key short-term interest-rate measure twice in March 2020.

International stocks surpassed their U.S. counterparts. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, returned 23.7% in U.S.-dollar terms. As in the United States, economies in the 19-nation euro area contracted substantially in the second quarter of 2020 and then recovered with strong growth during the third quarter of the year. Foreign central banks responded with supportive monetary actions.

U.S. investment-grade bonds advanced as interest rates remained at historically low levels. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 1.8% for the period.

4	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Brad Finkle

Turning the page to a new year

To say that 2020 was a challenging year would be a tremendous understatement. The COVID-19 pandemic caused dramatic lifestyle changes as people and governments struggled to cope with the crisis. For investors, the economic and market turmoil that accompanied the pandemic added yet another layer of concern. However, as swiftly as the markets fell in a cascade of worry, they rose again as conditions improved and optimism returned.

Since risk and uncertainty are ever-present factors in investing, we believe that adhering to a long-term financial plan and staying invested in a diversified portfolio that includes multiple asset classes are wise investment approaches. The TIAA-CREF Lifestyle Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

As we welcome 2021, we thank you again for trusting us to manage your investments through the TIAA-CREF Lifestyle Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifestyle Funds begin on page 26 of this report. You can obtain complete lists of the holdings of the Lifestyle Funds and of the underlying TIAA-CREF Funds in which the Lifestyle Funds invest as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Lifestyle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifestyle Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The Morningstar Target Risk Index Series is an asset allocation index series comprised of constituent Morningstar indexes and reflects global equity market exposures of 20%, 40%, 60%, 80% or 95% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Target Risk Index Series reflect multi-asset class exposure and similar risk profiles as the Funds.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2020–November 30, 2020).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended November 30, 2020

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Institutional Class	(6/1/20)	(11/30/20)	(6/1/20–11/30/20)		(6/1/20–11/30/20)
Income Fund actual return	$1,000.00	$1,072.18	$0.52		$2.13
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.08
Conservative Fund actual return	1,000.00	1,115.14	0.53		2.39
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.28
Moderate Fund actual return	1,000.00	1,159.65	0.49		2.60
5% annual hypothetical return	1,000.00	1,024.62	0.46		2.43
Growth Fund actual return	1,000.00	1,196.37	0.50		2.81
5% annual hypothetical return	1,000.00	1,024.62	0.46		2.59
Aggressive Growth Fund actual return	1,000.00	1,234.73	0.50		3.03
5% annual hypothetical return	1,000.00	1,024.62	0.46		2.74

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and their performance lower. The expense ratio for the period was 0.10% for the Income Fund, 0.10% for the Conservative Fund, 0.09% for the Moderate Fund, 0.09% for the Growth Fund and 0.09% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.41% for the Income Fund, 0.45% for the Conservative Fund, 0.48% for the Moderate Fund, 0.51% for the Growth Fund and 0.54% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2020

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Advisor Class	(6/1/20)	(11/30/20)	(6/1/20–11/30/20)		(6/1/20–11/30/20)
Income Fund actual return	$1,000.00	$1,072.12	$0.52		$2.13
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.08
Conservative Fund actual return	1,000.00	1,114.59	1.01		2.86
5% annual hypothetical return	1,000.00	1,024.12	0.96		2.74
Moderate Fund actual return	1,000.00	1,159.16	0.92		2.98
5% annual hypothetical return	1,000.00	1,024.22	0.86		2.79
Growth Fund actual return	1,000.00	1,195.83	0.94		3.25
5% annual hypothetical return	1,000.00	1,024.22	0.86		2.99
Aggressive Growth Fund actual return	1,000.00	1,234.08	1.01		3.53
5% annual hypothetical return	1,000.00	1,024.17	0.91		3.19

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.10% for the Income Fund, 0.19% for the Conservative Fund, 0.17% for the Moderate Fund, 0.17% for the Growth Fund and 0.18% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.41% for the Income Fund, 0.54% for the Conservative Fund, 0.55% for the Moderate Fund, 0.59% for the Growth Fund and 0.63% for the Aggressive Growth Fund.

10	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended November 30, 2020

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Premier Class	(6/1/20)	(11/30/20)	(6/1/20–11/30/20)		(6/1/20–11/30/20)
Income Fund actual return	$1,000.00	$1,070.40	$1.30		$2.91
5% annual hypothetical return	1,000.00	1,023.82	1.27		2.84
Conservative Fund actual return	1,000.00	1,114.24	1.33		3.18
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.04
Moderate Fund actual return	1,000.00	1,158.46	1.30		3.41
5% annual hypothetical return	1,000.00	1,023.87	1.22		3.19
Growth Fund actual return	1,000.00	1,195.02	1.32		3.63
5% annual hypothetical return	1,000.00	1,023.87	1.22		3.35
Aggressive Growth Fund actual return	1,000.00	1,233.48	1.34		3.86
5% annual hypothetical return	1,000.00	1,023.87	1.22		3.50

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Income Fund, 0.25% for the Conservative Fund, 0.24% for the Moderate Fund, 0.24% for the Growth Fund and 0.24% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.56% for the Income Fund, 0.60% for the Conservative Fund, 0.63% for the Moderate Fund, 0.66% for the Growth Fund and 0.69% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	11

Important information about expenses

Expense examples

Six months ended November 30, 2020

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Retirement Class	(6/1/20)	(11/30/20)	(6/1/20–11/30/20)		(6/1/20–11/30/20)
Income Fund actual return	$1,000.00	$1,069.99	$1.82		$3.42
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.35
Conservative Fund actual return	1,000.00	1,114.07	1.80		3.66
5% annual hypothetical return	1,000.00	1,023.36	1.72		3.50
Moderate Fund actual return	1,000.00	1,158.49	1.84		3.95
5% annual hypothetical return	1,000.00	1,023.36	1.72		3.70
Growth Fund actual return	1,000.00	1,195.14	1.87		4.18
5% annual hypothetical return	1,000.00	1,023.36	1.72		3.85
Aggressive Growth Fund actual return	1,000.00	1,233.05	1.90		4.42
5% annual hypothetical return	1,000.00	1,023.36	1.72		4.00

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.35% for the Income Fund, 0.34% for the Conservative Fund, 0.34% for the Moderate Fund, 0.34% for the Growth Fund and 0.34% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.66% for the Income Fund, 0.69% for the Conservative Fund, 0.73% for the Moderate Fund, 0.76% for the Growth Fund and 0.79% for the Aggressive Growth Fund.

12	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

Expense examples

Six months ended November 30, 2020

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Retail Class	(6/1/20)	(11/30/20)	(6/1/20–11/30/20)		(6/1/20–11/30/20)
Income Fund actual return	$1,000.00	$1,069.92	$1.92		$3.58
5% annual hypothetical return	1,000.00	1,023.21	1.88		3.50
Conservative Fund actual return	1,000.00	1,113.85	1.96		3.82
5% annual hypothetical return	1,000.00	1,023.21	1.88		3.65
Moderate Fund actual return	1,000.00	1,157.61	2.00		4.11
5% annual hypothetical return	1,000.00	1,023.21	1.88		3.85
Growth Fund actual return	1,000.00	1,194.73	2.09		4.40
5% annual hypothetical return	1,000.00	1,023.16	1.93		4.05
Aggressive Growth Fund actual return	1,000.00	1,232.86	2.18		4.76
5% annual hypothetical return	1,000.00	1,023.11	1.98		4.31

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2020. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.37% for the Income Fund, 0.37% for the Conservative Fund, 0.37% for the Moderate Fund, 0.38% for the Growth Fund and 0.39% for the Aggressive Growth Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.69% for the Income Fund, 0.72% for the Conservative Fund, 0.76% for the Moderate Fund, 0.80% for the Growth Fund and 0.85% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	13

Investment results of the Lifestyle Funds

Performance for the six months ended November 30, 2020

All of the five Lifestyle Funds produced gains for the six-month period and outperformed their respective composite benchmarks. Institutional Class returns ranged from 7.22% for the Lifestyle Income Fund to 23.47% for the Lifestyle Aggressive Growth Fund. The performance tables show returns for all share classes of the funds.

The margin of outperformance of individual Lifestyle Funds, in relation to their respective composite benchmarks, ranged from 0.53 of a percentage point for the Lifestyle Aggressive Growth Fund to 1.85 percentage points for the Lifestyle Income Fund. (All results for the Lifestyle Funds are for the Institutional Class.)

Stocks and bonds advanced amid economic rebound

U.S. markets posted healthy gains for the period as the economic implications of the COVID-19 pandemic diminished. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 31.4% during the second quarter of 2020. GDP recovered dramatically during the third quarter, however, expanding at an annualized rate of 33.1%, according to the government’s “second” estimate. The unemployment rate, which began the period in double digits, eased over the six months to 6.7% in November. Core inflation, which includes all items except food and energy, rose to 1.6% over the twelve months ended November 30, 2020. Oil prices climbed higher over the period.

The Federal Reserve left the federal funds target rate unchanged throughout the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%. Policymakers said they do not intend to raise the rate without ongoing signs of solid economic recovery.

Domestic and international equities generated strong gains for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, advanced 22.59%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, rose 23.69% in U.S.-dollar terms.

U.S. investment-grade bonds posted steady gains for the period. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 1.79%. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, returned 0.55%.

14	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Equity funds posted largest gains

The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors. (Other than the Nuveen Dividend Value Fund and the Nuveen International Growth Fund, all funds mentioned below are TIAA-CREF Funds.)

For the six months, the domestic and international equity sectors both recorded strong results that contributed most to the funds’ absolute returns—that is, without regard to performance relative to their respective composite benchmarks. Within the U.S. equity category, the Quant Small-Cap Equity Fund, the Quant Small/Mid-Cap Equity Fund and the Large-Cap Growth Fund performed best. Among foreign stock funds, the Emerging Markets Equity Fund posted a sizable double-digit gain, followed by the International Opportunities Fund. Within fixed income, the Core Plus Bond Fund produced a solid return. (All fund returns are for the Institutional Class.)

U.S. bond and international stock funds benefited relative performance

All of the Lifestyle Funds outperformed their respective composite benchmarks, primarily due to the relative strength of underlying funds investing in fixed income and international equities.

In the fixed-income sector, the Core Plus Bond Fund was a substantial contributor to the relative performance of all Lifestyle Funds except the Lifestyle Aggressive Growth Fund, which has a target allocation of 100% equities. The Short-Term Bond Fund and the Core Bond Fund also benefited the performance of the Lifestyle Income Fund and the Lifestyle Conservative Fund.

In the foreign stock category, the International Equity Fund contributed most to the Lifestyle Funds’ relative performance, followed by the International Opportunities Fund and the Emerging Markets Equity Fund. However, these positive effects were partly offset by the relative underperformance of the Quant International Equity Fund, the Quant International Small-Cap Equity Fund and the Nuveen International Growth Fund.

Within U.S. equities, the Growth & Income Fund was the largest contributor to relative performance across all Lifestyle Funds. The Large-Cap Value Fund and the Large-Cap Growth Fund also enhanced the Funds’ relative performance. In contrast, the Nuveen Dividend Value Fund and the Quant Large-Cap Growth Fund detracted most from the relative performance of all Lifestyle Funds. (Performance of the Lifestyle Funds’ underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	15

Lifestyle Income Fund

Performance as of November 30, 2020

Lifestyle Income Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	7.22%	8.16%	5.32%		5.06%		0.69%	0.43%
Advisor Class	12/4/15	7.21	8.13	5.29	†	5.04	†	0.77	0.51
Premier Class	12/9/11	7.04	7.90	5.15		4.89		0.85	0.58
Retirement Class	12/9/11	7.00	7.80	5.04		4.78		0.93	0.68
Retail Class	12/9/11	6.99	7.78	5.02		4.75		0.96	0.71
Lifestyle Income Fund Composite Index‡	—	5.37	8.04	5.16		4.62	§	—	—
Broad market index
Morningstar Conservative Target Risk Index	—	6.50	9.20	5.81		4.74	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on November 30, 2020, the Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 40.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; 14.0% Russell 3000® Index; and 6.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

16	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Income Fund

Asset allocation

% of net assets as of 11/30/20
Equity
U.S. equity	14.56
International equity	6.26
Fixed income
Fixed income	39.63
Short-term fixed income	39.44
Other assets & liabilities, net	0.11
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	17

Lifestyle Conservative Fund

Performance as of November 30, 2020

Lifestyle Conservative Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	11.51%	11.18%	7.16%		7.17%		0.56%	0.47%
Advisor Class	12/4/15	11.46	11.08	7.10	†	7.13	†	0.66	0.57
Premier Class	12/9/11	11.42	11.01	7.01		7.00		0.72	0.62
Retirement Class	12/9/11	11.41	10.95	6.91		6.90		0.80	0.72
Retail Class	12/9/11	11.39	10.91	6.88		6.87		0.82	0.74
Lifestyle Conservative Fund Composite Index‡	—	9.78	10.87	7.22		6.81	§	—	—
Broad market index
Morningstar Moderately Conservative Target Risk Index	—	10.36	11.10	7.51		6.71	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on November 30, 2020, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 20.0% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 12.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

18	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

Asset allocation
% of net assets as of 11/30/20
Equity
U.S. equity	28.80
International equity	12.36
Fixed income
Fixed income	39.24
Short-term fixed income	19.51
Other assets & liabilities, net	0.09
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	19

Lifestyle Moderate Fund

Performance as of November 30, 2020

Lifestyle Moderate Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	15.97%	14.22%	8.97%		9.26%		0.58%	0.52%
Advisor Class	12/4/15	15.92	14.11	8.90	†	9.22	†	0.68	0.62
Premier Class	12/9/11	15.85	14.01	8.82		9.09		0.74	0.67
Retirement Class	12/9/11	15.85	13.95	8.69		8.99		0.83	0.77
Retail Class	12/9/11	15.76	13.85	8.68		8.95		0.85	0.79
Lifestyle Moderate Fund Composite Index‡	—	14.27	13.46	9.20		8.96	§	—	—
Broad market index
Morningstar Moderate Target Risk Index	—	14.32	11.77	8.79		8.28	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on November 30, 2020, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000® Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

20	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Moderate Fund

Asset allocation
% of net assets as of 11/30/20
Equity
U.S. equity	42.73
International equity	18.36
Fixed income	38.82
Other assets & liabilities, net	0.09
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	21

Lifestyle Growth Fund

Performance as of November 30, 2020

Lifestyle Growth Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	19.64%	15.95%	10.16%		10.73%		0.67%	0.56%
Advisor Class	12/4/15	19.58	15.88	10.08	†	10.69	†	0.76	0.66
Premier Class	12/9/11	19.50	15.79	9.97		10.55		0.82	0.71
Retirement Class	12/9/11	19.51	15.69	9.87		10.45		0.91	0.81
Retail Class	12/9/11	19.47	15.64	9.83		10.41		0.94	0.84
Lifestyle Growth Fund Composite Index‡	—	18.57	15.00	10.65		10.67	§	—	—
Broad market index
Morningstar Moderately Aggressive Target Risk Index	—	18.45	12.22	10.01		9.76	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on November 30, 2020, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000® Index; 24.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

22	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

Asset allocation
% of net assets as of 11/30/20
Equity
U.S. equity	56.42
International equity	24.22
Fixed income	19.25
Other assets & liabilities, net	0.11
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	23

Lifestyle Aggressive Growth Fund

Performance as of November 30, 2020

Lifestyle Aggressive Growth Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	12/9/11	23.47%	17.95%	11.31%		12.21%		0.75%	0.60%
Advisor Class	12/4/15	23.41	17.75	11.25	†	12.17	†	0.83	0.69
Premier Class	12/9/11	23.35	17.71	11.14		12.04		0.89	0.75
Retirement Class	12/9/11	23.31	17.58	11.03		11.92		0.99	0.85
Retail Class	12/9/11	23.29	17.55	10.96		11.85		1.04	0.90
Lifestyle Aggressive Growth Fund Composite Index‡	—	22.94	16.25	12.00		12.32	§	—	—
Broad market index
Morningstar Aggressive Target Risk Index	—	21.50	11.77	10.73		10.79	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees.
Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	As of the close of business on November 30, 2020, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000® Index; and 30.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

24	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Aggressive Growth Fund

Asset allocation
% of net assets as of 11/30/20
Equity
U.S. equity	69.93
International equity	30.06
Other assets & liabilities, net	0.01
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	25

Portfolio of investments (unaudited)

Lifestyle Income Fund  ■  November 30, 2020

Shares	Security		Value	% of net Assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—39.6%
1,632,322	TIAA-CREF Core Bond Fund		$18,249,356	19.8%
1,631,836	TIAA-CREF Core Plus Bond Fund		18,260,247	19.8
	TOTAL FIXED INCOME		36,509,603	39.6
INTERNATIONAL EQUITY—6.3%
19,164	Nuveen International Growth Fund		1,033,491	1.1
59,363	TIAA-CREF Emerging Markets Equity Fund		822,176	0.9
134,134	TIAA-CREF International Equity Fund		1,676,678	1.8
71,066	TIAA-CREF International Opportunities Fund		1,261,425	1.4
28,143	TIAA-CREF Quant International Equity Fund		211,355	0.3
73,046	TIAA-CREF Quant International Small-Cap Equity Fund		757,487	0.8
	TOTAL INTERNATIONAL EQUITY		5,762,612	6.3
SHORT-TERM FIXED INCOME—39.4%
3,457,079	TIAA-CREF Short-Term Bond Fund		36,333,899	39.4
	TOTAL SHORT-TERM FIXED INCOME		36,333,899	39.4
U.S. EQUITY—14.6%
134,739	Nuveen Dividend Value Fund		1,781,247	1.9
33,068	Nuveen Santa Barbara Dividend Growth Fund		1,566,765	1.7
124,823	TIAA-CREF Growth & Income Fund		2,107,019	2.3
79,676	TIAA-CREF Large-Cap Growth Fund		2,391,076	2.6
37,011	TIAA-CREF Large-Cap Growth Index Fund		1,780,973	1.9
122,685	TIAA-CREF Large-Cap Value Fund		2,256,172	2.5
12,081	TIAA-CREF Quant Large-Cap Growth Fund		231,360	0.3
11,722	TIAA-CREF Quant Large-Cap Value Fund		110,191	0.1
32,994	TIAA-CREF Quant Small-Cap Equity Fund		560,572	0.6
47,346	TIAA-CREF Quant Small/Mid-Cap Equity Fund		630,654	0.7
	TOTAL U.S. EQUITY		13,416,029	14.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $84,796,388)	92,022,143	99.9

	TOTAL PORTFOLIO	(Cost $84,796,388)	92,022,143	99.9
	OTHER ASSETS & LIABILITIES, NET		99,395	0.1
	NET ASSETS		$92,121,538	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

26	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Conservative Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—39.2%
2,936,141	TIAA-CREF Core Bond Fund		$32,826,052	9.8%
8,807,648	TIAA-CREF Core Plus Bond Fund		98,557,581	29.4
	TOTAL FIXED INCOME		131,383,633	39.2
INTERNATIONAL EQUITY—12.4%
137,908	Nuveen International Growth Fund		7,437,362	2.2
426,660	TIAA-CREF Emerging Markets Equity Fund		5,909,239	1.8
964,876	TIAA-CREF International Equity Fund		12,060,950	3.6
508,991	TIAA-CREF International Opportunities Fund		9,034,587	2.7
201,191	TIAA-CREF Quant International Equity Fund		1,510,943	0.5
524,342	TIAA-CREF Quant International Small-Cap Equity Fund		5,437,426	1.6
	TOTAL INTERNATIONAL EQUITY		41,390,507	12.4
SHORT-TERM FIXED INCOME—19.5%
6,217,819	TIAA-CREF Short-Term Bond Fund		65,349,279	19.5
	TOTAL SHORT-TERM FIXED INCOME		65,349,279	19.5
U.S. EQUITY—28.8%
969,951	Nuveen Dividend Value Fund		12,822,748	3.8
237,911	Nuveen Santa Barbara Dividend Growth Fund		11,272,219	3.4
897,298	TIAA-CREF Growth & Income Fund		15,146,389	4.5
572,439	TIAA-CREF Large-Cap Growth Fund		17,178,881	5.1
266,267	TIAA-CREF Large-Cap Growth Index Fund		12,812,785	3.8
881,511	TIAA-CREF Large-Cap Value Fund		16,210,991	4.9
86,391	TIAA-CREF Quant Large-Cap Growth Fund		1,654,386	0.5
83,383	TIAA-CREF Quant Large-Cap Value Fund		783,799	0.2
237,097	TIAA-CREF Quant Small-Cap Equity Fund		4,028,275	1.2
341,175	TIAA-CREF Quant Small/Mid-Cap Equity Fund		4,544,451	1.4
	TOTAL U.S. EQUITY		96,454,924	28.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $295,583,923)	334,578,343	99.9

	TOTAL PORTFOLIO	(Cost $295,583,923)	334,578,343	99.9
	OTHER ASSETS & LIABILITIES, NET		314,566	0.1
	NET ASSETS		$334,892,909	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	27

Portfolio of investments (unaudited)

Lifestyle Moderate Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—38.8%
19,517,561	TIAA-CREF Core Plus Bond Fund		$218,401,513	38.8%
	TOTAL FIXED INCOME		218,401,513	38.8
INTERNATIONAL EQUITY—18.4%
343,885	Nuveen International Growth Fund		18,545,734	3.3
1,062,224	TIAA-CREF Emerging Markets Equity Fund		14,711,805	2.6
2,405,211	TIAA-CREF International Equity Fund		30,065,143	5.4
1,272,974	TIAA-CREF International Opportunities Fund		22,595,283	4.0
499,875	TIAA-CREF Quant International Equity Fund		3,754,063	0.7
1,311,191	TIAA-CREF Quant International Small-Cap Equity Fund		13,597,053	2.4
	TOTAL INTERNATIONAL EQUITY		103,269,081	18.4
U.S. EQUITY—42.7%
2,418,077	Nuveen Dividend Value Fund		31,966,982	5.7
593,248	Nuveen Santa Barbara Dividend Growth Fund		28,108,073	5.0
2,235,883	TIAA-CREF Growth & Income Fund		37,741,697	6.7
1,425,957	TIAA-CREF Large-Cap Growth Fund		42,792,980	7.6
663,869	TIAA-CREF Large-Cap Growth Index Fund		31,945,400	5.7
2,196,135	TIAA-CREF Large-Cap Value Fund		40,386,920	7.2
214,657	TIAA-CREF Quant Large-Cap Growth Fund		4,110,683	0.7
206,842	TIAA-CREF Quant Large-Cap Value Fund		1,944,315	0.3
591,063	TIAA-CREF Quant Small-Cap Equity Fund		10,042,159	1.8
851,118	TIAA-CREF Quant Small/Mid-Cap Equity Fund		11,336,893	2.0
	TOTAL U.S. EQUITY		240,376,102	42.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $476,772,154)	562,046,696	99.9

	TOTAL PORTFOLIO	(Cost $476,772,154)	562,046,696	99.9
	OTHER ASSETS & LIABILITIES, NET		532,221	0.1
	NET ASSETS		$562,578,917	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

28	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Growth Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—19.3%
4,903,533	TIAA-CREF Core Plus Bond Fund		$54,870,534	19.3%
	TOTAL FIXED INCOME		54,870,534	19.3
INTERNATIONAL EQUITY—24.2%
230,179	Nuveen International Growth Fund		12,413,545	4.3
710,459	TIAA-CREF Emerging Markets Equity Fund		9,839,853	3.4
1,609,915	TIAA-CREF International Equity Fund		20,123,935	7.1
850,252	TIAA-CREF International Opportunities Fund		15,091,982	5.3
334,167	TIAA-CREF Quant International Equity Fund		2,509,591	0.9
874,285	TIAA-CREF Quant International Small-Cap Equity Fund		9,066,334	3.2
	TOTAL INTERNATIONAL EQUITY		69,045,240	24.2
U.S. EQUITY—56.4%
1,619,252	Nuveen Dividend Value Fund		21,406,507	7.5
397,122	Nuveen Santa Barbara Dividend Growth Fund		18,815,653	6.6
1,496,271	TIAA-CREF Growth & Income Fund		25,257,062	8.9
954,093	TIAA-CREF Large-Cap Growth Fund		28,632,324	10.0
444,345	TIAA-CREF Large-Cap Growth Index Fund		21,381,858	7.5
1,469,273	TIAA-CREF Large-Cap Value Fund		27,019,933	9.5
143,501	TIAA-CREF Quant Large-Cap Growth Fund		2,748,047	1.0
138,166	TIAA-CREF Quant Large-Cap Value Fund		1,298,762	0.4
395,669	TIAA-CREF Quant Small-Cap Equity Fund		6,722,417	2.3
569,769	TIAA-CREF Quant Small/Mid-Cap Equity Fund		7,589,317	2.7
	TOTAL U.S. EQUITY		160,871,880	56.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $235,388,563)	284,787,654	99.9

	TOTAL PORTFOLIO	(Cost $235,388,563)	284,787,654	99.9
	OTHER ASSETS & LIABILITIES, NET		324,583	0.1
	NET ASSETS		$285,112,237	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	29

Portfolio of investments (unaudited)

Lifestyle Aggressive Growth Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.0%[a]
INTERNATIONAL EQUITY—30.1%
194,252	Nuveen International Growth Fund		$10,476,008	5.4%
599,224	TIAA-CREF Emerging Markets Equity Fund		8,299,256	4.3
1,358,424	TIAA-CREF International Equity Fund		16,980,301	8.7
720,190	TIAA-CREF International Opportunities Fund		12,783,376	6.6
281,490	TIAA-CREF Quant International Equity Fund		2,113,990	1.1
741,000	TIAA-CREF Quant International Small-Cap Equity Fund		7,684,166	4.0
	TOTAL INTERNATIONAL EQUITY		58,337,097	30.1
U.S. EQUITY—69.9%
1,366,583	Nuveen Dividend Value Fund		18,066,230	9.3
335,321	Nuveen Santa Barbara Dividend Growth Fund		15,887,527	8.2
1,262,146	TIAA-CREF Growth & Income Fund		21,305,026	11.0
804,396	TIAA-CREF Large-Cap Growth Fund		24,139,920	12.4
375,062	TIAA-CREF Large-Cap Growth Index Fund		18,048,002	9.3
1,239,148	TIAA-CREF Large-Cap Value Fund		22,787,932	11.7
120,808	TIAA-CREF Quant Large-Cap Growth Fund		2,313,476	1.2
116,339	TIAA-CREF Quant Large-Cap Value Fund		1,093,583	0.6
333,749	TIAA-CREF Quant Small-Cap Equity Fund		5,670,398	2.9
481,019	TIAA-CREF Quant Small/Mid-Cap Equity Fund		6,407,178	3.3
	TOTAL U.S. EQUITY		135,719,272	69.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $156,102,428)	194,056,369	100.0

	TOTAL PORTFOLIO	(Cost $156,102,428)	194,056,369	100.0
	OTHER ASSETS & LIABILITIES, NET		11,752	0.0
	NET ASSETS		$194,068,121	100.0%

[a]	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

30	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

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TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	31

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifestyle Funds  ■  November 30, 2020

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
ASSETS
Affiliated investments, at value‡	$92,022,143	$334,578,343	$562,046,696	$284,787,654	$194,056,369
Cash	90,737	382,907	446,914	212,008	266,195
Receivable from securities transactions	921,091	4,814,929	7,788,626	2,761,336	886,888
Receivable from Fund shares sold	63,748	218,344	492,809	290,814	69,177
Dividends receivable	117,803	350,126	457,040	113,562	—
Due from affiliates	18,350	22,154	28,358	22,791	22,606
Other	4,018	10,816	15,920	7,580	5,323
Total assets	93,237,890	340,377,619	571,276,363	288,195,745	195,306,558
LIABILITIES
Management fees payable	7,413	27,059	45,336	22,851	15,453
Service agreement fees payable	4,739	12,313	24,595	11,504	11,427
Distribution fees payable	11,360	46,230	75,159	37,492	19,808
Due to affiliates	7,412	7,932	8,415	7,818	7,613
Payable for securities transactions	1,033,983	5,206,923	8,126,269	2,799,257	956,987
Payable for Fund shares redeemed	27,617	131,363	328,405	141,957	182,499
Payable for trustee compensation	3,982	10,645	15,512	7,442	5,252
Accrued expenses and other payables	19,846	42,245	73,755	55,187	39,398
Total liabilities	1,116,352	5,484,710	8,697,446	3,083,508	1,238,437
NET ASSETS	$92,121,538	$334,892,909	$562,578,917	$285,112,237	$194,068,121
NET ASSETS CONSIST OF:
Paid-in-capital	$83,916,290	$287,624,085	$458,996,500	$223,897,279	$148,886,575
Total distributable earnings (loss)	8,205,248	47,268,824	103,582,417	61,214,958	45,181,546

NET ASSETS	$92,121,538	$334,892,909	$562,578,917	$285,112,237	$194,068,121
INSTITUTIONAL CLASS:
Net assets	$12,050,405	$43,054,653	$64,592,026	$38,567,287	$34,431,112
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,010,383	3,093,080	4,047,247	2,168,146	1,793,730
Net asset value per share	$11.93	$13.92	$15.96	$17.79	$19.20
ADVISOR CLASS:
Net assets	$116,463	$7,198,672	$13,348,096	$9,240,031	$8,103,371
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,766	517,255	836,513	520,102	422,215
Net asset value per share	$11.93	$13.92	$15.96	$17.77	$19.19
PREMIER CLASS:
Net assets	$346,295	$737,339	$642,926	$1,646,298	$384,617
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	29,017	52,935	40,199	92,630	20,000
Net asset value per share	$11.93	$13.93	$15.99	$17.77	$19.23
RETIREMENT CLASS:
Net assets	$23,743,920	$55,791,888	$111,267,386	$49,604,656	$52,064,855
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,992,879	4,013,536	6,982,187	2,803,085	2,725,652
Net asset value per share	$11.91	$13.90	$15.94	$17.70	$19.10
RETAIL CLASS:
Net assets	$55,864,455	$228,110,357	$372,728,483	$186,053,965	$99,084,166
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,688,656	16,416,685	23,400,146	10,530,705	5,197,830
Net asset value per share	$11.91	$13.90	$15.93	$17.67	$19.06
‡ Affiliated investments, cost	$84,796,388	$295,583,923	$476,772,154	$235,388,563	$156,102,428

32	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	33

Statements of operations (unaudited)

TIAA-CREF Lifestyle Funds  ■  For the period ended November 30, 2020

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
INVESTMENT INCOME
Dividends from affiliated investments	$715,861	$2,245,502	$3,105,995	$925,302	$194,011
Total income	715,861	2,245,502	3,105,995	925,302	194,011
EXPENSES
Management fees	42,499	157,307	264,636	133,133	88,045
Shareholder servicing – Institutional Class	174	497	188	173	422
Shareholder servicing – Advisor Class	2	3,346	4,808	3,684	3,560
Shareholder servicing – Premier Class	12	14	9	13	1
Shareholder servicing – Retirement Class	26,486	63,055	129,838	57,880	58,603
Shareholder servicing – Retail Class	7,176	23,688	43,028	28,343	24,353
Distribution fees – Premier Class	248	529	451	1,127	261
Distribution fees – Retail Class	66,479	272,651	440,853	218,089	113,758
Administrative service fees	17,150	18,438	19,594	18,149	17,633
Registration fees	35,369	38,402	37,838	35,989	36,584
Trustee fees and expenses	434	1,519	2,558	1,288	875
Other expenses	18,607	43,164	73,430	56,235	43,591
Total expenses	214,636	622,610	1,017,231	554,103	387,686
Less: Expenses reimbursed by the investment adviser	(72,054)	(106,088)	(134,297)	(112,219)	(99,388)
Fee waiver by investment adviser and Nuveen Securities	(886)	(3,255)	(14,544)	(7,315)	(8,000)
Net expenses	141,696	513,267	868,390	434,569	280,298
Net investment income (loss)	574,165	1,732,235	2,237,605	490,733	(86,287)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	1,482,346	8,147,304	18,510,526	11,349,554	8,266,580
Realized gain (loss) from sale of unaffiliated investments	294	—	—	—	—
Net realized gain (loss) from investments	1,482,640	8,147,304	18,510,526	11,349,554	8,266,580
Net change in unrealized appreciation (depreciation) from affiliated investments	3,678,314	23,811,954	56,554,105	35,430,092	28,692,836
Net realized and unrealized gain (loss) from investments	5,160,954	31,959,258	75,064,631	46,779,646	36,959,416
Net increase (decrease) in net assets from operations	$5,735,119	$33,691,493	$77,302,236	$47,270,379	$36,873,129

34	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	35

Statements of changes in net assets

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020
		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$574,165	$1,641,189	$1,732,235	$5,624,279	$2,237,605	$8,756,441
Net realized gain (loss) from investments		1,482,640	460,714	8,147,304	2,650,111	18,510,526	5,968,147
Net change in unrealized appreciation (depreciation) from affiliated investments		3,678,314	1,704,131	23,811,954	6,132,044	56,554,105	10,223,187
Net increase (decrease) in net assets from operations		5,735,119	3,806,034	33,691,493	14,406,434	77,302,236	24,947,775

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(79,994)	(283,593)	(257,116)	(1,246,088)	(312,681)	(2,262,993)
	Advisor Class	(929)	(3,938)	(43,402)	(87,884)	(68,563)	(259,983)
	Premier Class	(2,446)	(12,383)	(4,305)	(23,165)	(2,841)	(34,321)
	Retirement Class	(144,694)	(585,654)	(286,914)	(1,635,540)	(445,858)	(4,382,431)
	Retail Class	(366,184)	(1,674,077)	(1,209,748)	(5,953,830)	(1,468,654)	(11,666,976)
Total distributions		(594,247)	(2,559,645)	(1,801,485)	(8,946,507)	(2,298,597)	(18,606,704)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	3,723,384	3,511,997	10,895,814	17,762,239	8,783,737	21,604,803
	Advisor Class	6	1,992	510,403	1,010,365	539,767	1,002,866
	Premier Class	12,916	28,048	1,107	12,731	—	452
	Retirement Class	4,096,477	6,182,077	6,600,011	8,763,699	8,820,928	10,579,881
	Retail Class	3,765,200	8,692,775	11,342,527	20,954,305	10,241,010	25,150,555
Fund reorganization:‡	Institutional Class	—	—	—	—	—	—
	Advisor Class	—	—	—	8,131,840	—	17,748,392
	Premier Class	—	—	—	—	—	—
	Retirement Class	—	—	—	—	—	—
	Retail Class	—	—	—	47,414,432	—	128,111,049
Reinvestments of distributions:	Institutional Class	79,899	283,196	257,026	1,245,624	312,600	2,262,319
	Advisor Class	29	231	40,282	76,795	65,058	244,911
	Premier Class	708	4,742	2,678	14,262	1,426	21,261
	Retirement Class	144,613	585,285	286,838	1,635,105	445,794	4,381,791
	Retail Class	357,096	1,638,191	1,170,304	5,868,063	1,430,244	11,429,389
Redemptions:	Institutional Class	(594,278)	(4,380,122)	(6,599,256)	(12,584,139)	(4,959,369)	(11,713,906)
	Advisor Class	—	(4,769)	(612,611)	(3,054,206)	(2,127,079)	(6,718,950)
	Premier Class	—	(542,803)	(2,981)	(78,104)	(397)	(496,775)
	Retirement Class	(1,525,361)	(2,858,598)	(2,450,690)	(9,394,796)	(6,292,180)	(15,437,146)
	Retail Class	(2,368,298)	(8,439,810)	(12,619,345)	(30,086,703)	(19,719,452)	(53,162,619)
Net increase (decrease) from shareholder transactions		7,692,391	4,702,432	8,822,107	57,691,512	(2,457,913)	135,008,273
Net increase (decrease) in net assets		12,833,263	5,948,821	40,712,115	63,151,439	72,545,726	141,349,344

NET ASSETS
Beginning of period		79,288,275	73,339,454	294,180,794	231,029,355	490,033,191	348,683,847
End of period		$92,121,538	$79,288,275	$334,892,909	$294,180,794	$562,578,917	$490,033,191

36	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	37

Statements of changes in net assets	continued

TIAA-CREF Lifestyle Funds ■ For the period or year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020
		(unaudited )		(unaudited )		(unaudited )

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	321,070	312,649	816,095	1,409,735	594,012	1,536,021
	Advisor Class	1	177	38,717	80,042	36,037	72,160
	Premier Class	1,105	2,503	83	991	—	32
	Retirement Class	350,732	554,999	493,633	698,531	601,794	752,785
	Retail Class	323,771	773,394	856,794	1,670,687	682,362	1,809,034
Shares from fund reorganization:‡	Institutional Class	—	—	—	—	—	—
	Advisor Class	—	—	—	651,653	—	1,281,261
	Premier Class	—	—	—	—	—	—
	Retirement Class	—	—	—	—	—	—
	Retail Class	—	—	—	3,804,454	—	9,262,047
Shares reinvested:	Institutional Class	6,962	25,689	19,743	101,284	21,524	164,683
	Advisor Class	2	21	3,095	6,413	4,485	17,989
	Premier Class	62	429	206	1,157	98	1,535
	Retirement Class	12,618	53,099	22,060	132,721	30,755	318,276
	Retail Class	31,160	148,466	90,118	477,792	98,760	831,842
Shares redeemed:	Institutional Class	(51,243)	(392,946)	(495,420)	(1,011,987)	(331,229)	(842,949)
	Advisor Class	—	(451)	(46,419)	(247,179)	(141,684)	(485,904)
	Premier Class	—	(48,541)	(222)	(6,260)	(27)	(35,206)
	Retirement Class	(131,239)	(256,120)	(186,506)	(772,340)	(420,659)	(1,122,066)
	Retail Class	(204,697)	(766,007)	(954,092)	(2,430,297)	(1,324,830)	(3,879,675)
Net increase (decrease) from shareholder transactions		660,304	407,361	657,885	4,567,397	(148,602)	9,681,865

38	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	39

Statements of changes in net assets	continued

TIAA-CREF Lifestyle Funds ■ For the period or year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020
		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$490,733	$3,965,089	$(86,287)	$2,256,612
Net realized gain (loss) from investments		11,349,554	3,862,533	8,266,580	1,734,228
Net change in unrealized appreciation (depreciation) from affiliated investments		35,430,092	4,008,989	28,692,836	2,990,561
Net increase (decrease) in net assets from operations		47,270,379	11,836,611	36,873,129	6,981,401

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	—	(2,046,831)	—	(1,656,950)
	Advisor Class	—	(171,898)	—	(81,293)
	Premier Class	—	(71,803)	—	(22,195)
	Retirement Class	—	(2,131,844)	—	(2,464,215)
	Retail Class	—	(5,657,002)	—	(3,168,673)
Total distributions		—	(10,079,378)	—	(7,393,326)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	3,570,248	15,120,483	5,199,313	12,697,075
	Advisor Class	319,809	641,744	271,798	1,238,277
	Premier Class	24,561	83,326	—	8,235,685
	Retirement Class	3,089,055	6,565,838	3,578,447	6,437,842
	Retail Class	4,564,747	14,590,401	3,317,663	8,207,062
Fund reorganization:‡	Institutional Class	—	—	—	—
	Advisor Class	—	12,805,475	—	7,717,718
	Premier Class	—	—	—	—
	Retirement Class	—	—	—	—
	Retail Class	—	80,141,179	—	39,932,063
Reinvestments of distributions:	Institutional Class	—	2,046,203	—	1,655,989
	Advisor Class	—	141,521	—	49,081
	Premier Class	—	55,513	—	3,581
	Retirement Class	—	2,131,045	—	2,463,292
	Retail Class	—	5,595,567	—	3,140,086
Redemptions:	Institutional Class	(5,332,458)	(17,594,605)	(3,612,654)	(12,654,034)
	Advisor Class	(1,555,802)	(5,003,703)	(821,840)	(2,138,365)
	Premier Class	(1,536)	(361,683)	(889)	(8,268,956)
	Retirement Class	(4,004,968)	(7,556,845)	(3,984,035)	(8,648,485)
	Retail Class	(11,715,746)	(23,632,882)	(7,029,882)	(15,611,749)
Net increase (decrease) from shareholder transactions		(11,042,090)	85,768,577	(3,082,079)	44,456,162
Net increase (decrease) in net assets		36,228,289	87,525,810	33,791,050	44,044,237

NET ASSETS
Beginning of period		248,883,948	161,358,138	160,277,071	116,232,834
End of period		$285,112,237	$248,883,948	$194,068,121	$160,277,071

‡	Refer to Note 2—significant accounting policies for further details.

40	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	41

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds ■ For the period or year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		November 30, 2020	May 31, 2020	November 30, 2020	May 31, 2020
		(unaudited )		(unaudited )

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	218,796	987,740	302,931	792,907
	Advisor Class	18,991	41,923	15,591	83,798
	Premier Class	1,510	5,451	—	500,123
	Retirement Class	189,310	465,419	205,875	411,685
	Retail Class	280,646	985,938	191,487	524,599
Shares from fund reorganization:‡	Institutional Class	—	—	—	—
	Advisor Class	—	855,350	—	490,942
	Premier Class	—	—	—	—
	Retirement Class	—	—	—	—
	Retail Class	—	5,373,025	—	2,554,015
Shares reinvested:	Institutional Class	—	135,302	—	104,266
	Advisor Class	—	9,142	—	2,981
	Premier Class	—	3,669	—	225
	Retirement Class	—	141,311	—	155,993
	Retail Class	—	369,806	—	198,290
Shares redeemed:	Institutional Class	(335,609)	(1,145,058)	(212,020)	(821,452)
	Advisor Class	(95,810)	(333,131)	(46,780)	(137,606)
	Premier Class	(94)	(23,890)	(50)	(503,799)
	Retirement Class	(243,235)	(504,713)	(233,039)	(558,541)
	Retail Class	(724,445)	(1,612,063)	(412,684)	(1,022,226)
Net increase (decrease) from shareholder transactions		(689,940)	5,755,221	(188,689)	2,776,200

42	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	43

Financial highlights

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE INCOME FUND
Institutional Class:	11/30/20	#	$11.22	$0.09		$ 0.72	$0.81	$ (0.10)	$ —	$ (0.10)	$11.93	7.22%[b]		$12,050		0.27%[c]		0.10%[c]		1.58%[c]		14%[b]
	5/31/20		11.02	0.26		0.33	0.59	(0.27)	(0.12)	(0.39)	11.22	5.53		8,234		0.36		0.10		2.37		27
	5/31/19		11.08	0.28		0.05	0.33	(0.29)	(0.10)	(0.39)	11.02	3.26		8,683		0.36		0.10		2.57		29
	5/31/18		11.04	0.24		0.13	0.37	(0.27)	(0.06)	(0.33)	11.08	3.25		3,498		0.36		0.10		2.19		19
	5/31/17		10.77	0.22		0.38	0.60	(0.26)	(0.07)	(0.33)	11.04	5.72		1,455		0.39		0.10		2.03		18
	5/31/16		11.04	0.21		(0.12)	0.09	(0.25)	(0.11)	(0.36)	10.77	0.89		796		0.37		0.10		1.91		33
Advisor Class:	11/30/20	#	11.22	0.09		0.72	0.81	(0.10)	—	(0.10)	11.93	7.21	[b]	116		0.27	[c]	0.10	[c]	1.59	[c]	14	[b]
	5/31/20		11.02	0.26		0.33	0.59	(0.27)	(0.12)	(0.39)	11.22	5.47		110		0.41		0.15		2.31		27
	5/31/19		11.07	0.28		0.06	0.34	(0.29)	(0.10)	(0.39)	11.02	3.24		110		0.37		0.13		2.53		29
	5/31/18		11.04	0.24		0.12	0.36	(0.27)	(0.06)	(0.33)	11.07	3.24		105		0.37		0.11		2.17		19
	5/31/17		10.77	0.22		0.38	0.60	(0.26)	(0.07)	(0.33)	11.04	5.70		104		0.40		0.12		2.03		18
	5/31/16	‡	10.86	0.10		0.08	0.18	(0.16)	(0.11)	(0.27)	10.77	1.67	[b]	102		0.39	[c]	0.12	[c]	1.95	[c]	33
Premier Class:	11/30/20	#	11.23	0.08		0.71	0.79	(0.09)	—	(0.09)	11.93	7.04	[b]	346		0.42	[c]	0.25	[c]	1.44	[c]	14	[b]
	5/31/20		11.02	0.25		0.34	0.59	(0.26)	(0.12)	(0.38)	11.23	5.47		313		0.52		0.25		2.15		27
	5/31/19		11.09	0.27		0.04	0.31	(0.28)	(0.10)	(0.38)	11.02	3.02		810		0.51		0.25		2.44		29
	5/31/18		11.05	0.23		0.12	0.35	(0.25)	(0.06)	(0.31)	11.09	3.10		255		0.52		0.25		2.04		19
	5/31/17		10.77	0.21		0.37	0.58	(0.23)	(0.07)	(0.30)	11.05	5.46		234		0.55		0.25		1.89		18
	5/31/16		11.04	0.21		(0.13)	0.08	(0.24)	(0.11)	(0.35)	10.77	0.76		215		0.53		0.25		1.89		33
Retirement Class:	11/30/20	#	11.21	0.08		0.70	0.78	(0.08)	—	(0.08)	11.91	7.00	[b]	23,744		0.52	[c]	0.35	[c]	1.34	[c]	14	[b]
	5/31/20		11.00	0.24		0.34	0.58	(0.25)	(0.12)	(0.37)	11.21	5.35		19,742		0.60		0.35		2.11		27
	5/31/19		11.06	0.25		0.06	0.31	(0.27)	(0.10)	(0.37)	11.00	2.92		15,504		0.60		0.35		2.29		29
	5/31/18		11.03	0.21		0.12	0.33	(0.24)	(0.06)	(0.30)	11.06	3.00		16,847		0.61		0.35		1.93		19
	5/31/17		10.76	0.20		0.37	0.57	(0.23)	(0.07)	(0.30)	11.03	5.44		15,646		0.64		0.35		1.80		18
	5/31/16		11.04	0.19		(0.13)	0.06	(0.23)	(0.11)	(0.34)	10.76	0.56		13,734		0.62		0.35		1.76		33
Retail Class:	11/30/20	#	11.21	0.08		0.70	0.78	(0.08)	—	(0.08)	11.91	6.99	[b]	55,864		0.55	[c]	0.37	[c]	1.31	[c]	14	[b]
	5/31/20		11.01	0.23		0.33	0.56	(0.24)	(0.12)	(0.36)	11.21	5.23		50,890		0.63		0.38		2.09		27
	5/31/19		11.07	0.25		0.05	0.30	(0.26)	(0.10)	(0.36)	11.01	2.98		48,233		0.63		0.38		2.27		29
	5/31/18		11.03	0.21		0.13	0.34	(0.24)	(0.06)	(0.30)	11.07	2.97		50,449		0.63		0.37		1.91		19
	5/31/17		10.76	0.19		0.38	0.57	(0.23)	(0.07)	(0.30)	11.03	5.43		48,011		0.66		0.38		1.77		18
	5/31/16		11.04	0.19		(0.14)	0.05	(0.22)	(0.11)	(0.33)	10.76	0.52		37,209		0.65		0.38		1.75		33

44	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	45

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE CONSERVATIVE FUND
Institutional Class:	11/30/20	#	$12.57	$0.09		$ 1.35	$ 1.44	$(0.09)	$ —	$(0.09)	$13.92	11.51%[b]		$43,055		0.17%[c]		0.10%[c]		1.33%[c]		22%[b]
	5/31/20		12.26	0.28		0.49	0.77	(0.23)	(0.23)	(0.46)	12.57	6.44		34,603		0.19		0.10		2.25		29
	5/31/19		12.58	0.29		(0.10)	0.19	(0.33)	(0.18)	(0.51)	12.26	1.68		27,635		0.20		0.10		2.34		24
	5/31/18		12.22	0.26		0.49	0.75	(0.32)	(0.07)	(0.39)	12.58	6.17		18,299		0.25		0.10		2.05		13
	5/31/17		11.64	0.23		0.78	1.01	(0.28)	(0.15)	(0.43)	12.22	8.87		5,087		0.22		0.10		1.96		15
	5/31/16		12.13	0.22		(0.27)	(0.05)	(0.27)	(0.17)	(0.44)	11.64	(0.28)		2,749		0.23		0.10		1.88		26
Advisor Class:	11/30/20	#	12.57	0.08		1.35	1.43	(0.08)	—	(0.08)	13.92	11.46	[b]	7,199		0.26	[c]	0.19	[c]	1.23	[c]	22	[b]
	5/31/20		12.26	0.30		0.46	0.76	(0.22)	(0.23)	(0.45)	12.57	6.33		6,559		0.29		0.20		2.45		29
	5/31/19		12.58	0.26		(0.08)	0.18	(0.32)	(0.18)	(0.50)	12.26	1.62		379		0.27		0.18		2.16		24
	5/31/18		12.23	0.25		0.48	0.73	(0.31)	(0.07)	(0.38)	12.58	6.07		172		0.22		0.12		2.00		13
	5/31/17		11.64	0.23		0.78	1.01	(0.27)	(0.15)	(0.42)	12.23	8.94		107		0.24		0.12		1.97		15
	5/31/16	‡	11.86	0.09		0.04	0.13	(0.18)	(0.17)	(0.35)	11.64	1.25	[b]	102		0.25	[c]	0.12	[c]	1.70	[c]	26
Premier Class:	11/30/20	#	12.58	0.08		1.35	1.43	(0.08)	—	(0.08)	13.93	11.42	[b]	737		0.32	[c]	0.25	[c]	1.18	[c]	22	[b]
	5/31/20		12.27	0.26		0.49	0.75	(0.21)	(0.23)	(0.44)	12.58	6.27		665		0.35		0.25		2.05		29
	5/31/19		12.59	0.27		(0.10)	0.17	(0.31)	(0.18)	(0.49)	12.27	1.62		699		0.35		0.25		2.17		24
	5/31/18		12.23	0.24		0.49	0.73	(0.30)	(0.07)	(0.37)	12.59	5.93		269		0.38		0.25		1.91		13
	5/31/17		11.63	0.22		0.77	0.99	(0.24)	(0.15)	(0.39)	12.23	8.77		256		0.39		0.25		1.84		15
	5/31/16		12.12	0.22		(0.29)	(0.07)	(0.25)	(0.17)	(0.42)	11.63	(0.43)		243		0.39		0.25		1.85		26
Retirement Class:	11/30/20	#	12.55	0.07		1.36	1.43	(0.08)	—	(0.08)	13.90	11.41	[b]	55,792		0.41	[c]	0.34	[c]	1.09	[c]	22	[b]
	5/31/20		12.25	0.25		0.48	0.73	(0.20)	(0.23)	(0.43)	12.55	6.11		46,255		0.43		0.33		1.98		29
	5/31/19		12.57	0.26		(0.10)	0.16	(0.30)	(0.18)	(0.48)	12.25	1.51		44,397		0.44		0.35		2.08		24
	5/31/18		12.21	0.23		0.49	0.72	(0.29)	(0.07)	(0.36)	12.57	5.83		42,506		0.45		0.35		1.81		13
	5/31/17		11.62	0.20		0.79	0.99	(0.25)	(0.15)	(0.40)	12.21	8.70		33,907		0.47		0.35		1.71		15
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.53)		26,300		0.48		0.35		1.71		26
Retail Class:	11/30/20	#	12.55	0.07		1.35	1.42	(0.07)	—	(0.07)	13.90	11.39	[b]	228,110		0.44	[c]	0.37	[c]	1.06	[c]	22	[b]
	5/31/20		12.24	0.25		0.49	0.74	(0.20)	(0.23)	(0.43)	12.55	6.16		206,100		0.45		0.37		1.99		29
	5/31/19		12.56	0.25		(0.10)	0.15	(0.29)	(0.18)	(0.47)	12.24	1.41		157,919		0.46		0.37		2.06		24
	5/31/18		12.20	0.22		0.49	0.71	(0.28)	(0.07)	(0.35)	12.56	5.90		163,097		0.47		0.37		1.79		13
	5/31/17		11.62	0.20		0.77	0.97	(0.24)	(0.15)	(0.39)	12.20	8.59		139,697		0.49		0.37		1.70		15
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.56)		103,657		0.51		0.38		1.71		26

46	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	47

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE MODERATE FUND
Institutional Class:	11/30/20	#	$13.84	$0.08		$ 2.12	$ 2.20	$(0.08)	$ —	$(0.08)	$15.96	15.97%[b]	$ 64,592		0.15%[c]		0.09%[c]		1.08%[c]		29%[b]
	5/31/20		13.55	0.29		0.67	0.96	(0.28)	(0.39)	(0.67)	13.84	7.23	52,090		0.16		0.10		2.10		31
	5/31/19		14.18	0.29		(0.30)	(0.01)	(0.36)	(0.26)	(0.62)	13.55	0.14	39,367		0.17		0.10		2.16		23
	5/31/18		13.44	0.26		0.94	1.20	(0.37)	(0.09)	(0.46)	14.18	9.04	24,246		0.18		0.10		1.88		10
	5/31/17		12.48	0.27		1.21	1.48	(0.30)	(0.22)	(0.52)	13.44	12.19	10,416		0.19		0.10		2.10		19
	5/31/16		13.25	0.21		(0.42)	(0.21)	(0.29)	(0.27)	(0.56)	12.48	(1.45)	1,779		0.21		0.10		1.67		17
Advisor Class:	11/30/20	#	13.84	0.08		2.12	2.20	(0.08)	—	(0.08)	15.96	15.92 [b]	13,348		0.22	[c]	0.17	[c]	1.01	[c]	29	[b]
	5/31/20		13.55	0.37		0.58	0.95	(0.27)	(0.39)	(0.66)	13.84	7.12	12,977		0.26		0.20		2.64		31
	5/31/19		14.18	0.28		(0.29)	(0.01)	(0.36)	(0.26)	(0.62)	13.55	0.09	707		0.23		0.16		2.02		23
	5/31/18		13.44	0.26		0.93	1.19	(0.36)	(0.09)	(0.45)	14.18	8.96	163		0.26		0.18		1.86		10
	5/31/17		12.48	0.24		1.23	1.47	(0.29)	(0.22)	(0.51)	13.44	12.15	161		0.23		0.14		1.85		19
	5/31/16	‡	12.88	0.08		—	0.08	(0.21)	(0.27)	(0.48)	12.48	0.76 [b]	102		0.23	[c]	0.13	[c]	1.44	[c]	17
Premier Class:	11/30/20	#	13.87	0.07		2.12	2.19	(0.07)	—	(0.07)	15.99	15.85 [b]	643		0.30	[c]	0.24	[c]	0.93	[c]	29	[b]
	5/31/20		13.58	0.24		0.70	0.94	(0.26)	(0.39)	(0.65)	13.87	7.03	557		0.32		0.25		1.72		31
	5/31/19		14.21	0.28		(0.30)	(0.02)	(0.35)	(0.26)	(0.61)	13.58	0.01	1,001		0.32		0.25		2.06		23
	5/31/18		13.47	0.21		0.96	1.17	(0.34)	(0.09)	(0.43)	14.21	8.79	310		0.34		0.25		1.53		10
	5/31/17		12.48	0.23		1.24	1.47	(0.26)	(0.22)	(0.48)	13.47	12.10	292		0.36		0.25		1.79		19
	5/31/16		13.25	0.23		(0.46)	(0.23)	(0.27)	(0.27)	(0.54)	12.48	(1.59)	250		0.36		0.25		1.81		17
Retirement Class:	11/30/20	#	13.82	0.06		2.12	2.18	(0.06)	—	(0.06)	15.94	15.85 [b]	111,267		0.40	[c]	0.34	[c]	0.83	[c]	29	[b]
	5/31/20		13.53	0.25		0.68	0.93	(0.25)	(0.39)	(0.64)	13.82	6.95	93,587		0.41		0.35		1.81		31
	5/31/19		14.17	0.26		(0.31)	(0.05)	(0.33)	(0.26)	(0.59)	13.53	(0.11)	92,295		0.42		0.35		1.87		23
	5/31/18		13.43	0.23		0.94	1.17	(0.34)	(0.09)	(0.43)	14.17	8.70	93,842		0.43		0.35		1.68		10
	5/31/17		12.46	0.22		1.23	1.45	(0.26)	(0.22)	(0.48)	13.43	12.00	74,577		0.44		0.35		1.69		19
	5/31/16		13.24	0.21		(0.46)	(0.25)	(0.26)	(0.27)	(0.53)	12.46	(1.77)	54,776		0.46		0.35		1.67		17
Retail Class:	11/30/20	#	13.82	0.06		2.11	2.17	(0.06)	—	(0.06)	15.93	15.76 [b]	372,728		0.42	[c]	0.37	[c]	0.81	[c]	29	[b]
	5/31/20		13.52	0.27		0.67	0.94	(0.25)	(0.39)	(0.64)	13.82	7.01	330,823		0.43		0.37		1.95		31
	5/31/19		14.16	0.25		(0.30)	(0.05)	(0.33)	(0.26)	(0.59)	13.52	(0.20)	215,314		0.43		0.37		1.85		23
	5/31/18		13.42	0.23		0.93	1.16	(0.33)	(0.09)	(0.42)	14.16	8.76	213,691		0.44		0.37		1.67		10
	5/31/17		12.46	0.21		1.23	1.44	(0.26)	(0.22)	(0.48)	13.42	11.90	174,595		0.47		0.37		1.64		19
	5/31/16		13.23	0.20		(0.45)	(0.25)	(0.25)	(0.27)	(0.52)	12.46	(1.73)	131,501		0.48		0.38		1.65		17

48	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	49

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE GROWTH FUND
Institutional Class:	11/30/20	#	$14.87	$0.05		$ 2.87	$ 2.92	$ —	$ —	$ —	$17.79	19.64%[b]	$ 38,567		0.19%[c]		0.09%[c]		0.60%[c]		34%[b]
	5/31/20		14.66	0.28		0.78	1.06	(0.28)	(0.57)	(0.85)	14.87	7.18	33,985		0.21		0.10		1.87		35
	5/31/19		15.75	0.26		(0.63)	(0.37)	(0.36)	(0.36)	(0.72)	14.66	(2.07)	33,809		0.23		0.10		1.76		29
	5/31/18		14.53	0.25		1.49	1.74	(0.42)	(0.10)	(0.52)	15.75	12.02	18,485		0.24		0.10		1.59		18
	5/31/17		13.09	0.19		1.76	1.95	(0.17)	(0.34)	(0.51)	14.53	15.24	4,899		0.29		0.10		1.36		22
	5/31/16		14.19	0.20		(0.64)	(0.44)	(0.25)	(0.41)	(0.66)	13.09	(2.96)	1,887		0.29		0.10		1.55		35
Advisor Class:	11/30/20	#	14.86	0.04		2.87	2.91	—	—	—	17.77	19.58 [b]	9,240		0.26	[c]	0.17	[c]	0.52	[c]	34	[b]
	5/31/20		14.65	0.38		0.66	1.04	(0.26)	(0.57)	(0.83)	14.86	7.03	8,870		0.30		0.20		2.57		35
	5/31/19		15.74	0.22		(0.60)	(0.38)	(0.35)	(0.36)	(0.71)	14.65	(2.13)	346		0.29		0.17		1.45		29
	5/31/18		14.52	0.22		1.52	1.74	(0.42)	(0.10)	(0.52)	15.74	12.03	195		0.31		0.17		1.41		18
	5/31/17		13.09	0.22		1.72	1.94	(0.17)	(0.34)	(0.51)	14.52	15.12	123		0.32		0.14		1.60		22
	5/31/16	‡	13.79	0.05		(0.09)	(0.04)	(0.25)	(0.41)	(0.66)	13.09	(0.16)[b]	102		0.31	[c]	0.13	[c]	0.87	[c]	35
Premier Class:	11/30/20	#	14.87	0.04		2.86	2.90	—	—	—	17.77	19.50 [b]	1,646		0.34	[c]	0.24	[c]	0.45	[c]	34	[b]
	5/31/20		14.65	0.25		0.79	1.04	(0.25)	(0.57)	(0.82)	14.87	7.02	1,356		0.36		0.25		1.64		35
	5/31/19		15.75	0.24		(0.64)	(0.40)	(0.34)	(0.36)	(0.70)	14.65	(2.24)	1,553		0.38		0.25		1.63		29
	5/31/18		14.53	0.22		1.51	1.73	(0.41)	(0.10)	(0.51)	15.75	11.93	361		0.42		0.25		1.39		18
	5/31/17		13.07	0.20		1.72	1.92	(0.12)	(0.34)	(0.46)	14.53	15.01	327		0.46		0.25		1.46		22
	5/31/16		14.18	0.20		(0.67)	(0.47)	(0.23)	(0.41)	(0.64)	13.07	(3.19)	267		0.44		0.25		1.47		35
Retirement Class:	11/30/20	#	14.81	0.03		2.86	2.89	—	—	—	17.70	19.51 [b]	49,605		0.43	[c]	0.34	[c]	0.35	[c]	34	[b]
	5/31/20		14.60	0.23		0.78	1.01	(0.23)	(0.57)	(0.80)	14.81	6.87	42,326		0.45		0.35		1.55		35
	5/31/19		15.69	0.23		(0.64)	(0.41)	(0.32)	(0.36)	(0.68)	14.60	(2.34)	40,228		0.47		0.35		1.52		29
	5/31/18		14.48	0.19		1.52	1.71	(0.40)	(0.10)	(0.50)	15.69	11.83	45,329		0.49		0.35		1.26		18
	5/31/17		13.06	0.18		1.72	1.90	(0.14)	(0.34)	(0.48)	14.48	14.86	30,614		0.54		0.35		1.33		22
	5/31/16		14.15	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.06	(3.18)	23,506		0.54		0.35		1.24		35
Retail Class:	11/30/20	#	14.79	0.03		2.85	2.88	—	—	—	17.67	19.47 [b]	186,054		0.47	[c]	0.38	[c]	0.32	[c]	34	[b]
	5/31/20		14.58	0.27		0.74	1.01	(0.23)	(0.57)	(0.80)	14.79	6.85	162,347		0.48		0.38		1.79		35
	5/31/19		15.67	0.22		(0.64)	(0.42)	(0.31)	(0.36)	(0.67)	14.58	(2.32)	85,422		0.50		0.38		1.44		29
	5/31/18		14.46	0.19		1.51	1.70	(0.39)	(0.10)	(0.49)	15.67	11.73	89,044		0.52		0.38		1.25		18
	5/31/17		13.04	0.18		1.71	1.89	(0.13)	(0.34)	(0.47)	14.46	14.83	70,977		0.58		0.39		1.30		22
	5/31/16		14.13	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.04	(3.19)	52,668		0.58		0.40		1.23		35

50	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	51

Financial highlights	concluded

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment	Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income	turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss )	rate

LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:	11/30/20	#	$15.55	$ 0.01		$ 3.64	$ 3.65	$—	$ —	$ —	$19.20	23.47%[b]	$34,431		0.22%[c]		0.09%[c]		0.13%[c]	43%[b]
	5/31/20		15.40	0.25		0.87	1.12	(0.17)	(0.80)	(0.97)	15.55	7.14	26,474		0.25		0.10		1.56	33
	5/31/19		16.95	0.23		(0.98)	(0.75)	(0.37)	(0.43)	(0.80)	15.40	(4.11)	25,052		0.28		0.10		1.42	24
	5/31/18		15.28	0.18		2.12	2.30	(0.44)	(0.19)	(0.63)	16.95	15.14	15,252		0.30		0.10		1.09	38
	5/31/17		13.47	0.16		2.21	2.37	(0.12)	(0.44)	(0.56)	15.28	18.09	4,376		0.40		0.10		1.13	20
	5/31/16		15.14	0.10		(0.82)	(0.72)	(0.20)	(0.75)	(0.95)	13.47	(4.53)	2,755		0.41		0.10		0.75	41
Advisor Class:	11/30/20	#	15.55	0.00	[d]	3.64	3.64	—	—	—	19.19	23.41 [b]	8,103		0.30	[c]	0.18	[c]	0.04 [c]	43	[b]
	5/31/20		15.40	0.37		0.72	1.09	(0.14)	(0.80)	(0.94)	15.55	7.01	7,051		0.33		0.19		2.39	33
	5/31/19		16.94	0.18		(0.93)	(0.75)	(0.36)	(0.43)	(0.79)	15.40	(4.10)	205		0.30		0.14		1.08	24
	5/31/18		15.28	0.19		2.09	2.28	(0.43)	(0.19)	(0.62)	16.94	15.04	164		0.35		0.15		1.14	38
	5/31/17		13.47	0.18		2.19	2.37	(0.12)	(0.44)	(0.56)	15.28	18.07	115		0.41		0.12		1.27	20
	5/31/16	‡	14.63	0.02		(0.23)	(0.21)	(0.20)	(0.75)	(0.95)	13.47	(1.21)[b]	102		0.43	[c]	0.12	[c]	0.26 [c]	41
Premier Class:	11/30/20	#	15.59	$(0.00)[d]		3.64	3.64	—	—	—	19.23	23.35 [b]	385		0.36	[c]	0.24	[c]	(0.02)[c]	43	[b]
	5/31/20		15.43	0.03		1.06	1.09	(0.13)	(0.80)	(0.93)	15.59	7.00	313		0.39		0.25		0.17	33
	5/31/19		16.99	0.20		(0.99)	(0.79)	(0.34)	(0.43)	(0.77)	15.43	(4.31)	363		0.43		0.25		1.22	24
	5/31/18		15.32	0.17		2.10	2.27	(0.41)	(0.19)	(0.60)	16.99	14.93	390		0.46		0.25		1.01	38
	5/31/17		13.47	0.15		2.21	2.36	(0.07)	(0.44)	(0.51)	15.32	17.95	375		0.56		0.25		1.08	20
	5/31/16		15.12	0.15		(0.87)	(0.72)	(0.18)	(0.75)	(0.93)	13.47	(4.55)	269		0.56		0.25		1.11	41
Retirement Class:	11/30/20	#	15.49	(0.01)		3.62	3.61	—	—	—	19.10	23.31 [b]	52,065		0.46	[c]	0.34	[c]	(0.12)[c]	43	[b]
	5/31/20		15.35	0.20		0.87	1.07	(0.13)	(0.80)	(0.93)	15.49	6.85	42,644		0.49		0.35		1.29	33
	5/31/19		16.89	0.18		(0.96)	(0.78)	(0.33)	(0.43)	(0.76)	15.35	(4.33)	42,107		0.52		0.35		1.09	24
	5/31/18		15.24	0.15		2.09	2.24	(0.40)	(0.19)	(0.59)	16.89	14.82	46,425		0.55		0.35		0.90	38
	5/31/17		13.44	0.13		2.20	2.33	(0.09)	(0.44)	(0.53)	15.24	17.79	27,905		0.65		0.35		0.95	20
	5/31/16		15.10	0.11		(0.86)	(0.75)	(0.16)	(0.75)	(0.91)	13.44	(4.77)	17,752		0.66		0.35		0.81	41
Retail Class:	11/30/20	#	15.46	(0.01)		3.61	3.60	—	—	—	19.06	23.29 [b]	99,084		0.52	[c]	0.39	[c]	(0.17)[c]	43	[b]
	5/31/20		15.33	0.24		0.82	1.06	(0.13)	(0.80)	(0.93)	15.46	6.80	83,795		0.54		0.40		1.56	33
	5/31/19		16.88	0.17		(0.97)	(0.80)	(0.32)	(0.43)	(0.75)	15.33	(4.45)	48,507		0.57		0.40		1.04	24
	5/31/18		15.22	0.14		2.10	2.24	(0.39)	(0.19)	(0.58)	16.88	14.84	52,360		0.60		0.41		0.85	38
	5/31/17		13.43	0.13		2.18	2.31	(0.08)	(0.44)	(0.52)	15.22	17.64	35,262		0.72		0.42		0.91	20
	5/31/16		15.08	0.10		(0.85)	(0.75)	(0.15)	(0.75)	(0.90)	13.43	(4.78)	24,905		0.74		0.43		0.76	41

#	Unaudited
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

52	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	53

Notes to financial statements (unaudited)

TIAA-CREF Lifestyle Funds

Note 1—organization

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—-Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as

54	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Fund reorganizations: During the prior fiscal period, the Funds’ Board approved the following Fund reorganizations (each the “Reorganization” and collectively, the “Reorganizations”).

The following Reorganizations were effective at the close of business on October 18, 2019:

Target Fund		Acquiring Fund
Nuveen Strategy Conservative Allocation Fund	à	TIAA-CREF Lifestyle Conservative Fund
Nuveen Strategy Balanced Allocation Fund	à	TIAA-CREF Lifestyle Moderate Fund
Nuveen Strategy Growth Allocation Fund	à	TIAA-CREF Lifestyle Growth Fund
Nuveen Strategy Aggressive Growth Allocation Fund	à	TIAA-CREF Lifestyle Aggressive Growth Fund

Upon the closing of a Reorganization, the Target Funds transferred all of their assets and liabilities to the Acquiring Funds in exchange for Acquiring Fund shares of equal

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	55

Notes to financial statements (unaudited)

value. Shares of the Acquiring Funds were then distributed to shareholders of the Target Funds and the Target Funds were terminated. As a result of a Reorganization, shareholders of the Target Funds became shareholders of the Acquiring Funds. The shareholders of the Target Funds received Acquiring Fund shares with a total value equal to the total value of their Target Fund shares immediately prior to the closing of the Reorganization. For accounting and performance reporting purposes, each Acquiring Fund is the survivor.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Note 3—valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

56	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

As of November 30, 2020, all of the investments in the Funds were valued based on Level 1 inputs.

Note 4—investments

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2020 were as follows (dollar amounts are in thousands):

Fund	Non-U.S. government purchases	Non-U.S. government sales
Lifestyle Income	$19,105	$11,493
Lifestyle Conservative	76,104	67,633
Lifestyle Moderate	154,400	157,268
Lifestyle Growth	88,685	98,819
Lifestyle Aggressive Growth	75,738	78,923

Note 5—income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Net unrealized appreciation (depreciation): At November 30, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifestyle Income	$86,024	$7,226	$(1,228)	$5,998
Lifestyle Conservative	301,035	38,994	(5,451)	33,543
Lifestyle Moderate	486,126	85,275	(9,354)	75,921
Lifestyle Growth	241,160	49,399	(5,771)	43,628
Lifestyle Aggressive Growth	160,826	37,954	(4,724)	33,230

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	57

Notes to financial statements (unaudited)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the year ended May 31, 2020 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Lifestyle Income	$1,695,266	$864,379	$2,559,645
Lifestyle Conservative	4,471,869	4,474,638	8,946,507
Lifestyle Moderate	8,440,472	10,166,232	18,606,704
Lifestyle Growth	3,823,626	6,255,752	10,079,378
Lifestyle Aggressive Growth	1,444,218	5,949,108	7,393,326

The tax character of the fiscal year 2021 distributions will be determined at the end of the fiscal year.

Note 6—investment adviser and other transactions with affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired

58	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of September 30, 2020, the maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment		Maximum expense amounts‡
	management		Institutional		Advisor		Premier		Retirement		Retail
Fund	fee		Class		Class		Class		Class		Class
Lifestyle Income	0.010%[a]		0.094%[a]		0.244%[a]		0.244%[a]		0.344%[a]		0.484%[a]
Lifestyle Conservative	0.010	[a]	0.094	[a]	0.244	[a]	0.244	[a]	0.335	[a]	0.484	[a]
Lifestyle Moderate	0.010	[b]	0.084	[b]	0.234	[b]	0.234	[b]	0.334	[b]	0.474	[b]
Lifestyle Growth	0.010	[b]	0.084	[b]	0.234	[b]	0.234	[b]	0.334	[b]	0.474	[b]
Lifestyle Aggressive Growth	0.010	[c]	0.074	[c]	0.224	[c]	0.224	[c]	0.324	[c]	0.464	[c]

‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2021. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
a	Effective September 30, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Lifestyle Income Fund and the Lifestyle Conservative Fund. The investment management fee after the waiver is 0.094% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to September 30, 2020, the expense caps were 0.10% for Institutional Class, 0.25% for the Advisor Class, 0.25% for Premier Class, 0.335% for the Retirement Class, and 0.49% for the Retail Class.
b	Effective September 30, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Lifestyle Moderate Fund and the Lifestyle Growth Fund. The investment management fee after the waiver is 0.084% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to September 30, 2020, the expense caps were 0.10% for Institutional Class, 0.25% for the Advisor Class, 0.25% for Premier Class, 0.335% for the Retirement Class, and 0.49% for the Retail Class.
c	Effective September 30, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Lifestyle Aggressive Growth Fund. The investment management fee after the waiver is 0.074% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to September 30, 2020, the expense caps were 0.10% for Institutional Class, 0.25% for the Advisor Class, 0.25% for Premier Class, 0.335% for the Retirement Class, and 0.49% for the Retail Class.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2020, the Funds did not engage in security transactions with affiliated entities.

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	59

Notes to financial statements (unaudited)

Investments in other investment companies advised by Advisors and Nuveen Fund Advisors LLC are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income		Value at 11/30/20
Lifestyle Income Fund
Nuveen Funds:
Dividend Value	$458	$1,303	$127	$(23)	$170		$6		$1,781
International Growth	—	1,025	44	— ^	52		—		1,033
Santa Barbara Dividend	—	1,544	45	(1)	69		—	^	1,567
TIAA-CREF Funds:
Core Bond	15,778	2,525	518	3	462		188		18,250
Core Plus Bond	15,778	2,356	478	2	602		224		18,260
Emerging Markets Equity	904	71	456	83	221		—		823
Growth & Income	2,585	178	1,171	229	286		13		2,107
International Equity	1,321	426	415	48	297		—		1,677
International Opportunities	965	344	317	86	183		—		1,261
Large-Cap Growth	3,262	188	1,767	644	64		—		2,391
Large-Cap Growth Index	—	1,762	54	— ^	73		—		1,781
Large-Cap Value	2,427	596	1,222	64	391		—		2,256
Quant International Equity	1,035	52	982	(6)	112		—		211
Quant International Small-Cap Equity	632	110	120	(8)	143		—		757
Quant Large-Cap Growth	1,439	20	1,474	398		(152)	—		231
Quant Large-Cap Value	457	97	496	(46)	98		—		110
Quant Small-Cap Equity	277	291	123	3	113		—		561
Quant Small/Mid-Cap Equity	435	171	100	5	120		—		631
Short-Term Bond	31,496	5,674	1,211	1	374		285		36,334
	$79,249	$18,733	$11,120	$1,482	$3,678		$716		$92,022

60	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Notes to financial statements (unaudited)	continued
Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income		Value at 11/30/20
Lifestyle Conservative Fund
Nuveen Funds:
Dividend Value	$3,377	$8,973	$589	$(111)	$1,173		$44		$12,823
International Growth	—	7,290	228	— ^	375		—		7,437
Santa Barbara Dividend	—	10,970	193	(3)	498		—	^	11,272
TIAA-CREF Funds:
Core Bond	29,124	4,169	1,311	4	840		346		32,826
Core Plus Bond	87,431	11,119	3,295	3	3,300		1,235		98,558
Emerging Markets Equity	6,576	164	3,019	478	1,710		—		5,909
Growth & Income	19,090	419	8,140	1,167	2,610		96		15,146
International Equity	9,455	2,289	2,133	136	2,314		—		12,061
International Opportunities	7,518	1,413	1,979	424	1,659		—		9,035
Large-Cap Growth	23,986	577	12,578	3,859	1,335		—		17,179
Large-Cap Growth Index	—	12,525	236	2	522		—		12,813
Large-Cap Value	17,925	3,497	8,522	(118)	3,429		—		16,211
Quant International Equity	7,618	153	7,032	(10)	782		—		1,511
Quant International Small-Cap Equity	4,666	316	528	(54)	1,037		—		5,437
Quant Large-Cap Growth	10,104	2	10,181	2,687		(958)	—		1,654
Quant Large-Cap Value	3,382	619	3,594	(317)	695		—		785
Quant Small-Cap Equity	2,544	1,346	751	18	871		—		4,028
Quant Small/Mid-Cap Equity	3,216	971	558	(20)	935		—		4,544
Short-Term Bond	58,136	9,292	2,766	2	685		525		65,349
	$294,148	$76,104	$67,633	$8,147	$23,812		$2,246		$334,578

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	61

Notes to financial statements (unaudited)

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income		Value at 11/30/20
Lifestyle Moderate Fund
Nuveen Funds:
Dividend Value	$8,410	$21,933	$1,018	$(212)	$2,854		$111		$31,967
International Growth	—	17,960	345	— ^	931		—		18,546
Santa Barbara Dividend	—	27,019	139	(2)	1,230		—	^	28,108
TIAA-CREF Funds:
Core Plus Bond	193,091	31,520	13,510	97	7,204		2,752		218,402
Emerging Markets Equity	16,270	707	7,693	1,056	4,372		—		14,712
Growth & Income	47,494	983	20,179	2,408	7,036		243		37,742
International Equity	23,354	4,774	4,114	95	5,956		—		30,065
International Opportunities	18,995	2,120	3,817	792	4,505		—		22,595
Large-Cap Growth	59,606	941	30,760	8,913	4,093		—		42,793
Large-Cap Growth Index	—	30,851	202	2	1,294		—		31,945
Large-Cap Value	44,509	8,675	21,082	(566)	8,851		—		40,387
Quant International Equity	18,924	285	17,385	62	1,868		—		3,754
Quant International Small-Cap Equity	11,587	656	1,105	(97)	2,556		—		13,597
Quant Large-Cap Growth	24,196	24	24,362	6,690		(2,437)	—		4,111
Quant Large-Cap Value	8,402	1,610	9,016	(776)	1,724		—		1,944
Quant Small-Cap Equity	7,056	2,261	1,557	90	2,192		—		10,042
Quant Small/Mid-Cap Equity	7,957	2,082	985	(42)	2,325		—		11,337
	$489,851	$154,401	$157,269	$18,510	$56,554		$3,106		$562,047

62	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income		Value at 11/30/20
Lifestyle Growth Fund
Nuveen Funds:
Dividend Value	$5,648	$14,342	$330	$(86)	$1,833		$75		$21,407
International Growth	—	11,890	91	— ^	615		—		12,414
Santa Barbara Dividend	—	18,004	—	—	812		—	^	18,816
TIAA-CREF Funds:
Core Plus Bond	48,728	9,321	5,005	50	1,777		688		54,871
Emerging Markets Equity	10,903	484	5,155	670	2,937		—		9,839
Growth & Income	31,905	290	13,198	1,427	4,833		162		25,257
International Equity	15,626	3,097	2,598	(62)	4,061		—		20,124
International Opportunities	12,822	1,261	2,553	482	3,080		—		15,092
Large-Cap Growth	40,044	133	20,169	5,776	2,848		—		28,632
Large-Cap Growth Index	—	20,534	9	—	857		—		21,382
Large-Cap Value	29,945	5,303	13,710	(521)	6,003		—		27,020
Quant International Equity	12,722	287	11,781	(43)	1,325		—		2,510
Quant International Small-Cap Equity	7,781	296	650	(74)	1,713		—		9,066
Quant Large-Cap Growth	15,916	—	15,965	4,305		(1,508)	—		2,748
Quant Large-Cap Value	5,641	1,028	5,996	(531)	1,157		—		1,299
Quant Small-Cap Equity	5,106	1,148	1,063	2	1,529		—		6,722
Quant Small/Mid-Cap Equity	5,355	1,267	546	(45)	1,558		—		7,589
	$248,142	$88,685	$98,819	$11,350	$35,430		$925		$284,788

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	63

Notes to financial statements (unaudited)

Issue	Value at 5/31/20	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation	)	Dividend income		Value at 11/30/20
Lifestyle Aggressive Growth Fund
Nuveen Funds:
Dividend Value	$4,512	$12,329	$137	$(35)	$1,397		$61		$18,066
International Growth	—	10,747	821	(2)	552		—		10,476
Santa Barbara Dividend	—	15,276	—	—	612		—	^	15,888
TIAA-CREF Funds:
Emerging Markets Equity	8,745	686	4,150	587	2,431		—		8,299
Growth & Income	25,617	1,089	10,515	1,066	4,048		133		21,305
International Equity	12,476	4,404	3,279	(49)	3,428		—		16,980
International Opportunities	10,368	2,447	3,033	529	2,472		—		12,783
Large-Cap Growth	32,212	1,056	16,161	3,941	3,092		—		24,140
Large-Cap Growth Index	—	17,371	—	—	677		—		18,048
Large-Cap Value	24,073	5,343	11,118	(688)	5,178		—		22,788
Quant International Equity	10,253	545	9,750	(69)	1,136		—		2,115
Quant International Small-Cap Equity	6,284	1,250	1,223	(193)	1,566		—		7,684
Quant Large-Cap Growth	12,667	78	12,705	3,509		(1,236)	—		2,313
Quant Large-Cap Value	4,526	913	4,875	(269)	799		—		1,094
Quant Small-Cap Equity	4,236	1,050	871	(31)	1,286		—		5,670
Quant Small/Mid-Cap Equity	4,313	1,153	285	(29)	1,255		—		6,407
	$160,282	$75,737	$78,923	$8,267	$28,693		$194		$194,056

^	Some amounts represent less than $1,000.

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2020, there were no inter-fund borrowing or lending transactions.

Note 8—line of credit

The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an

64	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

concluded

affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2020, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	65

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

66	2020 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Additional information about index providers (unaudited)

Morningstar Index

©2021 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

TIAA-CREF Lifestyle Funds ■ 2020 Semiannual Report	67

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2021 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

Printed on paper containing recycled fiber

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1415994		A13443 (1/21)

730 Third Avenue New York, NY 10017-3206

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1415994	A13443 (1/21)

TIAA-CREF Funds	November 30, 2020

TIAA-CREF

Managed Allocation Fund

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Retirement Class	Retail Class
Managed Allocation Fund	TIMIX	TITRX	TIMRX

Semiannual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This semiannual report contains information about the Managed Allocation Fund and describes the Fund’s results for the six months ended November 30, 2020. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The Fund performance section compares the Fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolio of investments lists the underlying funds in which the Fund had investments as of November 30, 2020.
•	The financial statements provide detailed information about the operations and financial condition of the Fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Managed Allocation Fund ■ 2020 Semiannual Report	3

Letter to investors

Global financial markets produced positive results for the six months ended November 30, 2020, as the economic implications of the COVID-19 pandemic moderated. U.S. equities posted double-digit gains amid a sharp recovery in economic growth during the period. Foreign stocks also soared, with emerging markets faring better than both international developed markets and domestic equities. U.S. fixed-income securities advanced more modestly as U.S. Treasury yields rose across longer-term maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Managed Allocation Fund by way of its investments in various asset classes through underlying funds.

•	The Fund’s Institutional Class gained 16.0%, outperforming the 14.3% return of its composite benchmark.
•	Relative outperformance of the Fund’s underlying funds, particularly within international equity, contributed to its result.
•	This result continued to support the solid performance of the TIAA-CREF Managed Allocation Fund over longer periods of time.

U.S. and international equities recorded double-digit gains

U.S. equities advanced substantially for the six months as many businesses and restaurants resumed operations with the gradual easing of COVID-19 restrictions. The broad domestic stock market, as represented by the Russell 3000® Index, gained 22.6%. The U.S. economy contracted sharply in the second quarter of 2020 but expanded considerably during the third quarter. The Federal Reserve maintained the federal funds target rate at 0.00%–0.25%, after having reduced the key short-term interest-rate measure twice in March 2020.

International stocks surpassed their U.S. counterparts. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, returned 23.7% in U.S.-dollar terms. As in the United States, economies in the 19-nation euro area contracted substantially in the second quarter of 2020 and then recovered with strong growth during the third quarter of the year. Foreign central banks responded with supportive monetary actions.

U.S. investment-grade bonds advanced as interest rates remained at historically low levels. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 1.8% for the period.

4	2020 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Brad Finkle

Turning the page to a new year

To say that 2020 was a challenging year would be a tremendous understatement. The COVID-19 pandemic caused dramatic lifestyle changes as people and governments struggled to cope with the crisis. For investors, the economic and market turmoil that accompanied the pandemic added yet another layer of concern. However, as swiftly as the markets fell in a cascade of worry, they rose again as conditions improved and optimism returned.

Since risk and uncertainty are ever-present factors in investing, we believe that adhering to a long-term financial plan and staying invested in a diversified portfolio that includes multiple asset classes are wise investment approaches. The TIAA-CREF Managed Allocation Fund uses a dynamic diversification strategy designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

As we welcome 2021, we thank you again for trusting us to manage your investments through the TIAA-CREF Managed Allocation Fund. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Managed Allocation Fund ■ 2020 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 13 of this report. You can obtain a complete list of the holdings of the Managed Allocation Fund and of the underlying TIAA-CREF Funds in which the Managed Allocation Fund invests as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Managed Allocation Fund can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

6	2020 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

About the Fund’s benchmarks

Composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the Fund's target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Broad market index

The returns shown against the broad-based securities market index compare the Fund’s average annual returns with a broad measure of market performance. The Morningstar Moderate Target Risk Index is an asset allocation index comprised of constituent Morningstar indexes and reflects global equity market exposure of 60% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderate Target Risk Index reflect multi-asset class exposure and a similar risk profile as the Fund.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Fund’s latest prospectus.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Managed Allocation Fund ■ 2020 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2020–November 30, 2020).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. The fund has a contractual fee reimbursement. Had it not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2020 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended November 30, 2020

Managed Allocation Fund	Beginning account value (6/1/20)	Ending account value (11/30/20)	Expenses paid during period (6/1/20–11/30/20	* )	Effective expenses paid during period (6/1/20–11/30/20	† )
Actual return
Institutional Class	$1,000.00	$1,160.45	$0.00		$2.33
Retirement Class	1,000.00	1,158.34	1.35		3.68
Retail Class	1,000.00	1,158.51	1.35		3.68
5% annual hypothetical return
Institutional Class	1,000.00	1,025.07	0.00		2.18
Retirement Class	1,000.00	1,023.82	1.27		3.45
Retail Class	1,000.00	1,023.82	1.27		3.45
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
†	“Effective expenses paid during period” is based on the Fund’s total expense ratio for the most recent fiscal half-year, which includes the Fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the Fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.43% for the Institutional Class, 0.68% for the Retirement Class and 0.68% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2020 Semiannual Report	9

Managed Allocation Fund

Performance for the six months ended November 30, 2020

The Managed Allocation Fund returned 16.04% for the Institutional Class, compared with the 14.27% return of its benchmark, the Managed Allocation Fund Composite Index. For the one-year period ended November 30, 2020, the Fund returned 14.11%, versus 13.46% for the index. The performance table shows returns for all share classes of the Fund.

Stocks and bonds advanced amid economic rebound

U.S. markets posted healthy gains for the period as the economic implications of the COVID-19 pandemic diminished. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 31.4% during the second quarter of 2020. GDP recovered dramatically during the third quarter, however, expanding at an annualized rate of 33.1%, according to the government’s “second” estimate. The unemployment rate, which began the period in double digits, eased over the six months to 6.7% in November. Core inflation, which includes all items except food and energy, rose to 1.6% over the twelve months ended November 30, 2020. Oil prices climbed higher over the period.

The Federal Reserve left the federal funds target rate unchanged throughout the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%. Policymakers said they do not intend to raise the rate without ongoing signs of solid economic recovery.

Domestic and international equities generated strong gains for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, advanced 22.59%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 26 emerging-markets countries, rose 23.69% in U.S.-dollar terms.

U.S. investment-grade bonds posted steady gains for the period. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 1.79%.

10	2020 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Equity funds posted largest gains

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The Fund does this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors. (Other than the Nuveen Dividend Value Fund and the Nuveen International Growth Fund, all funds mentioned below are TIAA-CREF Funds.)

For the six months, domestic and international equity sectors both produced strong results that contributed most to the Fund’s absolute return—that is, without regard to the performance of its composite benchmark. Within the U.S. equity category, the Quant Small-Cap Equity Fund, the Quant Small/Mid-Cap Equity Fund and the Large-Cap Growth Fund performed best. Among foreign stock funds, the Emerging Markets Equity Fund posted a sizable double-digit gain, followed by the International Opportunities Fund. Within fixed income, the Core Plus Bond Fund produced a solid positive return. (All fund returns are for the Institutional Class.)

U.S. bond and international stock funds benefited relative performance

For the six months, the Fund outperformed its composite benchmark primarily due to the relative strength of underlying funds investing in bonds and international equities. The Core Plus Bond Fund was by far the largest single contributor to the Fund’s relative performance among all underlying funds.

In the foreign stock category, the International Opportunities Fund contributed most to the Fund’s relative performance, followed by the International Equity Fund and the Emerging Markets Equity Fund. However, these positive effects were partly offset by the relative underperformance of the Quant International Equity Fund, the Quant International Small-Cap Equity Fund and the Nuveen International Growth Fund.

Within U.S. equities, the Growth & Income Fund was the largest contributor to relative performance. The Large-Cap Value Fund and the Large-Cap Growth Fund also enhanced the Fund’s relative performance. In contrast, the Nuveen Dividend Value Fund detracted most from relative performance, followed by the Quant Large-Cap Growth Fund. (Performance of the Managed Allocation Fund’s underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

TIAA-CREF Managed Allocation Fund ■ 2020 Semiannual Report	11

Managed Allocation Fund

Performance as of November 30, 2020

Managed Allocation Fund		Total return		Average annual total return		Annual operating expenses*#
	Inception date	6 months	1 year	5 years	10 years	gross	net
Institutional Class	3/31/06	16.04%	14.11%	9.07%	8.76%	0.45%	0.42%
Retirement Class	3/31/06	15.83	13.74	8.81	8.49	0.70	0.67
Retail Class	3/31/06	15.85	13.76	8.80	8.50	0.74	0.67
Managed Allocation Fund Composite Index‡	—	14.27	13.46	9.20	8.66	—	—
Broad market index
Morningstar Moderate Target Risk Index	—	14.32	11.77	8.79	7.88	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
‡	As of the close of business on November 30, 2020, the Managed Allocation Fund Composite Index consisted of: 42.0% Russell 3000® Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Asset allocation
% of net assets as of 11/30/20
Equity
U.S. equity	42.74
International equity	18.32
Fixed income	38.87
Other assets & liabilities, net	0.07
Total	100.00

Target allocation

12	2020 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Portfolio of investments (unaudited)

Managed Allocation Fund  ■  November 30, 2020

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
FIXED INCOME—38.9%
32,934,387	TIAA-CREF Core Plus Bond Fund		$368,535,795	38.9%
	TOTAL FIXED INCOME		368,535,795	38.9
INTERNATIONAL EQUITY—18.3%
579,548	Nuveen International Growth Fund		31,255,031	3.3
1,790,163	TIAA-CREF Emerging Markets Equity Fund		24,793,757	2.6
3,953,432	TIAA-CREF International Equity Fund		49,417,902	5.2
2,134,444	TIAA-CREF International Opportunities Fund		37,886,387	4.0
1,011,000	TIAA-CREF Quant International Equity Fund		7,592,606	0.8
2,190,062	TIAA-CREF Quant International Small-Cap Equity Fund		22,710,943	2.4
	TOTAL INTERNATIONAL EQUITY		173,656,626	18.3
U.S. EQUITY—42.7%
4,259,900	Nuveen Dividend Value Fund		56,315,875	5.9
999,798	Nuveen Santa Barbara Dividend Growth Fund		47,370,449	5.0
3,709,258	TIAA-CREF Growth & Income Fund		62,612,282	6.6
2,250,767	TIAA-CREF Large-Cap Growth Fund		67,545,531	7.1
1,118,850	TIAA-CREF Large-Cap Growth Index Fund		53,839,067	5.7
3,466,512	TIAA-CREF Large-Cap Value Fund		63,749,155	6.7
631,744	TIAA-CREF Quant Large-Cap Growth Fund		12,097,892	1.3
608,713	TIAA-CREF Quant Large-Cap Value Fund		5,721,900	0.6
1,000,435	TIAA-CREF Quant Small-Cap Equity Fund		16,997,384	1.8
1,421,986	TIAA-CREF Quant Small/Mid-Cap Equity Fund		18,940,856	2.0
	TOTAL U.S. EQUITY		405,190,391	42.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $758,982,403)	947,382,812	99.9
	TOTAL PORTFOLIO	(Cost $758,982,403)	947,382,812	99.9
	OTHER ASSETS & LIABILITIES, NET		647,654	0.1
	NET ASSETS		$948,030,466	100.0%

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2020 Semiannual Report	13

Statement of assets and liabilities (unaudited)

Managed Allocation Fund  ■  November 30, 2020

ASSETS
Affiliated investments, at value‡	$947,382,812
Cash	1,069,757
Receivable from securities transactions	12,724,097
Receivable from Fund shares sold	309,991
Dividends receivable	769,529
Due from affiliates	51,024
Other	93,563
Total assets	962,400,773
LIABILITIES
Service agreement fees payable	15,925
Distribution fees payable	171,261
Due to affiliates	6,639
Payable for securities transactions	13,608,884
Payable for Fund shares redeemed	335,957
Payable for trustee compensation	93,081
Accrued expenses and other payables	138,560
Total liabilities	14,370,307
NET ASSETS	$948,030,466
NET ASSETS CONSIST OF:
Paid-in-capital	$696,447,884
Total distributable earnings (loss)	251,582,582
NET ASSETS	$948,030,466
INSTITUTIONAL CLASS:
Net assets	$18,508,945
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,302,649
Net asset value per share	$14.21
RETIREMENT CLASS:
Net assets	$79,123,558
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,576,085
Net asset value per share	$14.19
RETAIL CLASS:
Net assets	$850,397,963
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	59,665,172
Net asset value per share	$14.25
‡ Affiliated investments, cost	$758,982,403

14	2020 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of operations (unaudited)

Managed Allocation Fund  ■  For the period ended November 30, 2020

INVESTMENT INCOME
Dividends from affiliated investments	$5,393,412
Total income	5,393,412
EXPENSES
Shareholder servicing — Institutional Class	52
Shareholder servicing — Retirement Class	92,750
Shareholder servicing — Retail Class	155,431
Distribution fees — Retail Class	1,003,019
Administrative service fees	15,234
Trustee fees and expenses	4,284
Other expenses	71,778
Total expenses	1,342,548
Less: Expenses reimbursed by the investment adviser	(246,813)
Net expenses	1,095,735
Net investment income (loss)	4,297,677
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) from investments	57,073,201
Net change in unrealized appreciation (depreciation) from affiliated investments	69,695,193
Net realized and unrealized gain (loss) from investments	126,768,394
Net increase (decrease) in net assets from operations	$131,066,071

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2020 Semiannual Report	15

Statements of changes in net assets

Managed Allocation Fund  ■  For the period or year ended

		November 30, 2020	May 31, 2020
		(unaudited )
OPERATIONS
Net investment income (loss)		$4,297,677	$16,887,839
Net realized gain (loss) from investments		57,073,201	19,932,836
Net change in unrealized appreciation (depreciation) from affiliated investments		69,695,193	18,788,498
Net increase (decrease) in net assets from operations		131,066,071	55,609,173
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class		(104,728)	(1,048,523)
Retirement Class		(350,664)	(4,053,827)
Retail Class		(3,787,512)	(41,755,875)
Total distributions		(4,242,904)	(46,858,225)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	2,681,722	5,567,619
	Retirement Class	4,118,278	7,298,040
	Retail Class	12,784,043	28,727,109
Reinvestments of distributions:	Institutional Class	102,231	1,025,027
	Retirement Class	350,664	4,053,827
	Retail Class	3,625,360	40,142,425
Redemptions:	Institutional Class	(3,701,544)	(8,065,771)
	Retirement Class	(6,330,990)	(11,472,317)
	Retail Class	(30,666,810)	(71,498,083)
Net increase (decrease) from shareholder transactions		(17,037,046)	(4,222,124)
Net increase (decrease) in net assets		109,786,121	4,528,824
NET ASSETS
Beginning of period		838,244,345	833,715,521
End of period		$948,030,466	$838,244,345
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	201,170	443,102
	Retirement Class	307,834	575,538
	Retail Class	962,321	2,284,052
Shares reinvested:	Institutional Class	7,930	81,998
	Retirement Class	27,223	323,956
	Retail Class	280,126	3,193,075
Shares redeemed:	Institutional Class	(285,494)	(650,617)
	Retirement Class	(478,658)	(942,245)
	Retail Class	(2,308,124)	(5,788,917)
Net increase (decrease) from shareholder transactions		(1,285,672)	(480,058)

16	2020 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

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TIAA-CREF Managed Allocation Fund ■ 2020 Semiannual Report	17

Financial highlights

Managed Allocation Fund

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
Institutional Class:	11/30/20	#	$12.32	$0.08		$ 1.89	$ 1.97	$(0.08)	$ —	$(0.08)	$14.21	16.04%[b]	$ 18,509		0.02%[c]		0.00%[c]		1.21%[c]		32%[b]
	5/31/20		12.18	0.28		0.58	0.86	(0.28)	(0.44)	(0.72)	12.32	7.09	16,997		0.03		0.00		2.21		27
	5/31/19		12.89	0.29		(0.29)	0.00 [d]	(0.35)	(0.36)	(0.71)	12.18	0.40	18,320		0.03		0.00		2.34		20
	5/31/18		12.32	0.27		0.84	1.11	(0.36)	(0.18)	(0.54)	12.89	9.04	17,468		0.03		0.00		2.09		12
	5/31/17		11.52	0.24		1.14	1.38	(0.29)	(0.29)	(0.58)	12.32	12.39	13,288		0.03		0.00		2.02		21
	5/31/16		12.42	0.25		(0.44)	(0.19)	(0.29)	(0.42)	(0.71)	11.52	(1.28)	12,625		0.03		0.00		2.12		17
Retirement Class:	11/30/20	#	12.31	0.06		1.88	1.94	(0.06)	—	(0.06)	14.19	15.83 [b]	79,124		0.27	[c]	0.25	[c]	0.96	[c]	32	[b]
	5/31/20		12.16	0.25		0.59	0.84	(0.25)	(0.44)	(0.69)	12.31	6.91	70,404		0.28		0.25		1.98		27
	5/31/19		12.87	0.25		(0.28)	(0.03)	(0.32)	(0.36)	(0.68)	12.16	0.14	70,068		0.28		0.25		2.03		20
	5/31/18		12.31	0.23		0.84	1.07	(0.33)	(0.18)	(0.51)	12.87	8.70	72,981		0.28		0.25		1.83		12
	5/31/17		11.51	0.21		1.14	1.35	(0.26)	(0.29)	(0.55)	12.31	12.13	64,068		0.28		0.25		1.82		21
	5/31/16		12.41	0.21		(0.43)	(0.22)	(0.26)	(0.42)	(0.68)	11.51	(1.53)	50,168		0.28		0.25		1.84		17
Retail Class:	11/30/20	#	12.36	0.06		1.89	1.95	(0.06)	—	(0.06)	14.25	15.85 [b]	850,398		0.31	[c]	0.25	[c]	0.96	[c]	32	[b]
	5/31/20		12.21	0.25		0.59	0.84	(0.25)	(0.44)	(0.69)	12.36	6.87	750,844		0.32		0.25		1.97		27
	5/31/19		12.92	0.25		(0.28)	(0.03)	(0.32)	(0.36)	(0.68)	12.21	0.14	745,328		0.32		0.25		2.00		20
	5/31/18		12.35	0.23		0.85	1.08	(0.33)	(0.18)	(0.51)	12.92	8.75	779,099		0.31		0.25		1.83		12
	5/31/17		11.55	0.21		1.14	1.35	(0.26)	(0.29)	(0.55)	12.35	12.07	737,685		0.32		0.25		1.80		21
	5/31/16		12.45	0.21		(0.43)	(0.22)	(0.26)	(0.42)	(0.68)	11.55	(1.53)	687,189		0.33		0.25		1.84		17

#	Unaudited
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

18	2020 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2020 Semiannual Report	19

Notes to financial statements (unaudited)

Managed Allocation Fund

Note 1—organization

The Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Fund.

The Fund offers its shares, without a sales load, through its principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers three share classes: Institutional Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

20	2020 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Note 3—valuation of investments

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous

TIAA-CREF Managed Allocation Fund ■ 2020 Semiannual Report	21

Notes to financial statements (unaudited)

market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

As of November 30, 2020, all of the investments in the Fund were valued based on Level 1 inputs.

Note 4—investments

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the period ended November 30, 2020 were as follows (dollar amounts are in thousands):

Non-U.S. government purchases	Non-U.S. government sales
$282,845	$300,182

Note 5—Income tax and other tax matters

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income

22	2020 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

continued

tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Net unrealized appreciation (depreciation): At November 30, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation	)	Net unrealized appreciation (depreciation)
$772,270	$188,400	$(13,288)		$175,112

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the year ended May 31, 2020 was as follows:

Ordinary income	Long-term capital gains	Total
$17,101,766	$29,756,459	$46,858,225

The tax character of the fiscal year 2021 distributions will be determined at the end of the fiscal year.

Note 6—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund does not pay Advisors a fee for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statement of operations are paid to Advisors under the Service Agreement.

TIAA-CREF Managed Allocation Fund ■ 2020 Semiannual Report	23

Notes to financial statements (unaudited)

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2021, unless changed with approval of the Board.

Investments in other investment companies advised by Advisors and Nuveen Fund Advisors LLC are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/20	Purchase cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/20
Nuveen Funds:
Dividend Value	$25,143	$28,102	$2,644	$(559)	$6,274	$329	$56,316
International Growth	—	30,759	1,007	(32)	1,535	—	31,255
Santa Barbara Dividend	—	45,297	227	(3)	2,303	—	47,370
TIAA-CREF Funds:
Core Plus Bond	330,320	66,110	40,182	(196)	12,484	4,679	368,536
Emerging Markets Equity	27,694	916	12,987	1,862	7,309	—	24,794
Growth & Income	76,107	1,432	30,165	6,765	8,473	385	62,612
International Equity	33,380	16,609	9,542	166	8,805	—	49,418
International Opportunities	32,493	4,321	7,801	1,089	7,784	—	37,886
Large-Cap Growth	76,524	6,917	33,372	11,506	5,971	—	67,546
Large-Cap Growth Index	—	51,456	335	3	2,715	—	53,839
Large-Cap Value	57,160	15,825	20,956	1,662	10,058	—	63,749
Quant International Equity	38,796	211	35,269	405	3,450	—	7,593
Quant International Small-Cap Equity	19,793	1,688	2,870	(424)	4,524	—	22,711
Quant Large-Cap Growth	69,997	—	70,226	29,880	(17,553)	—	12,098
Quant Large-Cap Value	25,088	4,301	26,418	4,596	(1,845)	—	5,722
Quant Small-Cap Equity	12,670	4,796	4,480	308	3,703	—	16,997
Quant Small/Mid-Cap Equity	12,786	4,105	1,700	45	3,705	—	18,941
	$837,951	$282,845	$300,181	$57,073	$69,695	$5,393	$947,383

24	2020 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

concluded

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2020, there were no inter-fund borrowing or lending transactions.

Note 8—line of credit

The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2020, there were no borrowings under this credit facility by the Fund.

TIAA-CREF Managed Allocation Fund ■ 2020 Semiannual Report	25

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

26	2020 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

concluded

Morningstar Index

©2021 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

TIAA-CREF Managed Allocation Fund ■ 2020 Semiannual Report	27

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2021 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Conduct.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: January 19, 2021	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: January 19, 2021	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President (principal executive officer)

Dated: January 19, 2021	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)